UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

(b)	Not applicable.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Six Months Ended September 30, 2023

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2023 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
North America	110.1%
Europe	2.8
Asia	1.8
South America	1.6
Middle East	1.0
Oceania	0.1
Africa	0.1
Other[1,2]	19.2
Securities Sold Short	(31.3)
Other Assets and Liabilities[3]	(5.4)

Total	100.0%

[1]	Includes Sovereign Debt, Exchange-Traded Funds, Warrants, Rights, Commodities, Repurchase Agreements and Purchased Options.
[2]	See the below table for a geographic breakdown of Sovereign Debt.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Sovereign Debt Geographic Breakdown	Percentage of Total Net Assets
Middle East	1.2%
South America	0.8
North America	0.8
Europe	0.6
Africa	0.5
Asia	0.1

Total	4.0%

Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed Securities[1]	64.8%
Common Stock	16.5
Corporate Bonds & Notes	12.4
Investments in Investee Funds	9.8
Asset-Backed Securities	5.1
U.S. Treasury Notes	4.7
Undertakings For Collective Investment in Transferable Securities	4.1
Bank Debt	4.0
Sovereign Debt	4.0
Repurchase Agreements	3.1
Exchange-Traded Funds	1.2
Preferred Stock	0.2
Warrants	0.0	[2]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2023 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Convertible Bonds	0.0	[2]%
Municipals	0.0	[2]
Rights	0.0	[2]
Other[3]	6.8
Securities Sold Short	(31.3)
Other Assets and Liabilities[4]	(5.4)

Total	100.0%

[1]

Includes Agency-Guaranteed TBA securities held long, that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represents 56.3% of Total Net Assets.

[2]	Represents less than 0.1%.
[3]	Includes Commodities and Purchased Options.
[4]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Net Assets
Not Rated but Agency-Guaranteed[2]	56.3%
AAA/Aaa	0.6
AA/Aa	0.0	[3]
A	0.3
BBB/Baa	1.8
BB/Ba	2.9
B	3.7
CCC/Caa	0.9
CC/Ca	1.5
C	0.2
D	0.0	[3]
Not Rated	26.7
Other[4]	5.1

Total Investments	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Not Rated but Agency-Guaranteed represents TBA securities which are affiliated with the Federal National Mortgage Association or the Government National Mortgage Association.
[3]	Represents less than 0.1%.
[4]	Includes Assets, other than investments in securities, net of other liabilities, all Non-Fixed Income securities and Fixed Income securities held short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2023 (Unaudited)

Industry	Percentage of Total Net Assets
Banks	2.5%
Oil & Gas	2.0
Software & Services	1.7
Capital Goods	1.6
Financial Services	1.4
Holding Companies-Diversified	1.3
Software	1.2
Semiconductors & Semiconductor Equipment	1.0
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Media & Entertainment	1.0
Investment Company Security	1.0
Transportation	0.8
Healthcare-Services	0.8
Diversified Financial Services	0.8
Retail	0.7
Technology Hardware & Equipment	0.7
Insurance	0.7
Consumer Services	0.7
Health Care Equipment & Services	0.6
Healthcare-Products	0.6
Machinery-Diversified	0.6
Pipelines	0.5
Mining	0.5
Automobiles & Components	0.4
Leisure Time	0.4
Consumer Discretionary Distribution & Retail	0.4
Auto Manufacturers	0.4
Electric	0.4
Internet	0.4
Food Service	0.4
Chemicals	0.4
Media	0.4
Commercial Banks	0.3
Food	0.3
Engineering & Construction	0.3
Energy	0.3
Iron/Steel	0.3
Consumer Durables & Apparel	0.3
Real Estate	0.3
Commercial & Professional Services	0.2
Household Products/Wares	0.2
Materials	0.2
Cosmetics Personal Care	0.2
Entertainment	0.2
Telecommunication Services	0.2
Packaging & Containers	0.2

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2023 (Unaudited)

Industry	Percentage of Total Net Assets
Agriculture	0.2%
Hand/Machine Tools	0.2
Energy-Alternate Sources	0.2
Household & Personal Products	0.2
Trucking & Leasing	0.1
Food, Beverage & Tobacco	0.1
Airlines	0.1
Advertising	0.1
Pharmaceuticals	0.1
Utilities	0.1
Miscellaneous Manufacturing	0.1
Lodging	0.1
Multi-National	0.1
Real Estate Investment Trusts	0.1
Sovereign	0.1
Housewares	0.1
Home Furnishings	0.1
Equity Real Estate Investment Trusts (REIT’s)	0.1
Consumer Staples Distribution	0.1
Commercial Services	0.0	[1]
Environmental Control	0.0	[1]
Auto Parts & Equipment	0.0	[1]
Computers	0.0	[1]
Apparel	0.0	[1]
Aerospace/Defense	0.0	[1]
Real Estate Management & Development	0.0	[1]
Beverages	0.0	[1]
Other[2]	103.6
Securities Sold Short	(31.3)
Other Assets and Liabilities[3]	(5.4)

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]

Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Treasury Notes, Exchange-Traded Funds, Undertakings for Collective Investment in Transferable Securities (“UCITS”) Funds, Warrants, Rights, Investments in Investee Funds, Commodities, Repurchase Agreements and Purchased Options.

[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

September 30, 2023 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 126.8%
COMMON STOCK — 16.5%
Africa — 0.0%
Materials — 0.0%
IAMGOLD Corp. (a)	80,000	$172,000
Sasol Ltd., ADR	500	6,835

		178,835

Total Africa		178,835

Asia — 0.3%
Automobiles & Components — 0.1%
Kandi Technologies Group, Inc. (a)	400	1,384
Li Auto, Inc., ADR (a)	110,600	3,942,890

		3,944,274

Capital Goods — 0.0%
China Yuchai International Ltd.	245	2,475
Euro Tech Holdings Co. Ltd. (a)	150	210
Textainer Group Holdings Ltd.	1,600	59,600

		62,285

Commercial & Professional Services — 0.0%
TaskUS, Inc., Class A (a)	2,900	30,102
WNS Holdings Ltd., ADR (a)	600	41,076

		71,178

Consumer Discretionary Distribution & Retail — 0.0%
Baozun, Inc., ADR (a)	4,400	13,640
JD.com, Inc., ADR	10,600	308,778
MINISO Group Holding Ltd., ADR	3,800	98,420

		420,838

Consumer Services — 0.1%
Melco Resorts & Entertainment Ltd., ADR (a)	5,700	56,373
New Oriental Education & Technology Group, Inc., ADR (a)	19,910	1,165,730
TAL Education Group, ADR (a)	33,400	304,274

		1,526,377

Financial Services — 0.0%
FinVolution Group, ADR	6,600	32,868
LexinFintech Holdings Ltd., ADR (a)	11,100	24,531
Lufax Holding Ltd., ADR	2,100	2,226
Noah Holdings Ltd., ADR	1,200	14,964

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Up Fintech Holding Ltd., ADR (a)	1,300	$6,656

		81,245

Holding Companies—Diversified — 0.1%
Embrace Change Acquisition Corp. (a),(b)	129,000	1,389,330
L Catterton Asia Acquisition Corp., Class A (a),(b)	100,000	1,063,000

		2,452,330

Insurance — 0.0%
NIPPON INSURE Co. Ltd. (a)	1,727	9,361

Media & Entertainment — 0.0%
Autohome, Inc., ADR	4,500	136,575
DouYu International Holdings Ltd., ADR (a)	100	97
GigaMedia Ltd. (a)	100	135
Hello Group, Inc., ADR	25,300	176,594
HUYA, Inc., ADR (a)	1,400	3,976
Tencent Music Entertainment Group, ADR (a)	43,700	278,806
Weibo Corp., ADR	2,700	33,858

		630,041

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
I-Mab, ADR (a)	7,100	9,372
Sinovac Biotech Ltd. (a),(c)	200	1,294

		10,666

Semiconductors & Semiconductor Equipment — 0.0%
Allegro MicroSystems, Inc. (a)	3,200	102,208
ChipMOS Technologies, Inc., ADR	200	4,610
Himax Technologies, Inc., ADR	4,200	24,528
Magnachip Semiconductor Corp. (a)	4,600	38,226
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (b)	11,610	1,008,909

		1,178,481

Software & Services — 0.0%
Agora, Inc., ADR (a)	7,100	17,963
Cellebrite DI Ltd. (a)	3,200	24,480

		42,443

Technology Hardware & Equipment — 0.0%
Zepp Health Corp., ADR (a)	100	115

Transportation — 0.0%
ZTO Express Cayman, Inc., ADR	1,200	29,004

Total Asia		10,458,638

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Europe — 0.2%
Capital Goods — 0.1%
AerCap Holdings NV (a)	14,285	$895,241
Airbus Group NV (b)	11,613	1,559,041
Luxfer Holdings PLC, ADR	2,800	36,540

		2,490,822

Energy — 0.1%
Ardmore Shipping Corp.	5,300	68,953
BP Amoco PLC (b)	8,665	56,180
Eni SpA (b)	13,488	217,553
Equinor ASA (b)	2,780	91,262
Euronav NV	2,800	46,004
Frontline PLC	45,100	846,978
Scorpio Tankers, Inc.	1,300	70,356
SEADRILL Ltd. (a)	4,800	214,992
Shell PLC (b)	45,721	1,474,567
StealthGas, Inc. (a)	1,300	6,546
TechnipFMC PLC	3,500	71,190
TORM PLC, Class A	6,300	173,376
TotalEnergies SE (b)	9,434	621,486
Tsakos Energy Navigation Ltd.	4,800	99,744

		4,059,187

Food, Beverage & Tobacco — 0.0%
Nomad Foods Ltd. (a)	5,400	82,188

Holding Companies—Diversified — 0.0%
Data Knights Acquisition Corp., Class A (a),(b)	65,700	745,695

Materials — 0.0%
ArcelorMittal SA	37,400	936,122
Orion SA	3,600	76,608

		1,012,730

Media & Entertainment — 0.0%
Criteo SA, ADR (a)	400	11,680
Gambling.com Group Ltd. (a)	2,300	30,084
Trivago NV, ADR (a)	2,200	2,310

		44,074

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Affimed NV (a)	13,600	6,499
Amarin Corp. PLC, ADR (a)	56,100	51,612
ATAI Life Sciences NV (a)	5,700	7,353
Autolus Therapeutics PLC, ADR (a)	100	233

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Bicycle Therapeutics PLC, ADR (a)	2,800	$56,252
Immunocore Holdings PLC, ADR (a)	700	36,330
Merus NV (a)	3,600	84,888
MorphoSys AG, ADR (a)	100	672
ProQR Therapeutics NV (a)	4,300	5,590
Prothena Corp. PLC (a)	5,000	241,250
Verona Pharma PLC, ADR (a)	3,100	50,530

		541,209

Software & Services — 0.0%
Endava PLC, ADR (a)	700	40,145
Materialise NV, ADR (a)	1,000	5,490

		45,635

Transportation — 0.0%
Aduro Biotech, Inc. (a),(c)	1,040	0
Golden Ocean Group Ltd.	100	788

		788

Total Europe		9,022,328

Middle East — 0.0%
Capital Goods — 0.0%
Kornit Digital Ltd. (a)	4,000	75,640

Consumer Discretionary Distribution & Retail — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	300	399

Materials — 0.0%
Eldorado Gold Corp. (a)	21,700	193,347

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Compugen Ltd. (a)	5,600	5,208
GALMED PHARMACEUTICALS Ltd. (a)	500	310
Oramed Pharmaceuticals, Inc. (a)	4,800	12,528

		18,046

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd. (a)	100	6,226

Software & Services — 0.0%
JFrog Ltd. (a)	10,400	263,744
Riskified Ltd., Class A (a)	1,100	4,928
Sapiens International Corp. NV	500	14,215
Wix.com Ltd. (a)	3,000	275,400

		558,287

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,100	$11,121
Ituran Location & Control Ltd.	200	5,980
Radware Ltd. (a)	1,700	28,764
Silicom Ltd. (a)	100	2,610

		48,475

Total Middle East		900,420

North America — 16.0%
Automobiles & Components — 0.3%
Adient PLC (a)	1,600	58,720
Atmus Filtration Technologies, Inc. (a)	27,042	563,826
Cooper-Standard Holdings, Inc. (a)	2,600	34,892
Ford Motor Co.	283,400	3,519,828
General Motors Co.	2,300	75,831
Gentex Corp.	2,800	91,112
Gentherm, Inc. (a)	1,800	97,668
Motorcar Parts of America, Inc. (a)	200	1,618
Standard Motor Products, Inc.	1,100	36,982
Stoneridge, Inc. (a)	1,200	24,084
Superior Industries International, Inc. (a)	1,300	3,952
Tesla, Inc. (a)	36,900	9,233,118

		13,741,631

Banks — 2.5%
1st Source Corp.	300	12,627
ACNB Corp.	100	3,161
Ameris Bancorp	161,839	6,212,999
Ames National Corp.	300	4,977
Arrow Financial Corp.	722	12,288
Atlantic Union Bankshares Corp.	6,778	195,071
Banc of California, Inc.	100	1,238
Bank of America Corp.	30,682	840,073
Bank of Hawaii Corp.	13,997	695,511
Bank of Marin Bancorp	5,301	96,902
Bank of NT Butterfield & Son Ltd. (The)	900	24,372
BankFinancial Corp.	255	2,198
Bankwell Financial Group, Inc.	100	2,427
Banner Corp.	700	29,666
Bar Harbor Bankshares	200	4,726
BayCom Corp.	300	5,763
Blue Ridge Bankshares, Inc.	100	452
Bridgewater Bancshares, Inc. (a)	500	4,740
Brookline Bancorp, Inc.	297	2,706
Business First Bancshares, Inc.	900	16,884
Byline Bancorp, Inc.	1,000	19,710

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Cadence Bank	97,716	$2,073,534
Camden National Corp.	300	8,466
Capital Bancorp, Inc.	200	3,826
Capital City Bank Group, Inc.	200	5,966
Capstar Financial Holdings, Inc.	8,192	116,244
Carter Bankshares, Inc. (a)	700	8,771
Central Pacific Financial Corp.	4,379	73,042
Central Valley Community Bancorp	200	2,822
Citigroup, Inc.	49,235	2,025,036
Civista Bancshares, Inc.	300	4,650
CNB Financial Corp.	7,165	129,758
Coastal Financial Corp. (a)	400	17,164
Codorus Valley Bancorp, Inc.	100	1,864
Colony Bankcorp, Inc.	800	7,996
Comerica, Inc. (b)	236,157	9,812,323
Community Trust Bancorp, Inc.	500	17,130
ConnectOne Bancorp, Inc.	1,400	24,962
CrossFirst Bankshares, Inc. (a)	900	9,081
CVB Financial Corp.	1,900	31,483
Eagle Bancorp, Inc.	2,700	57,915
East West Bancorp, Inc. (b)	200	10,542
ECB Bancorp, Inc. (a)	100	1,100
Equity Bancshares, Inc., Class A	300	7,221
Esquire Financial Holdings, Inc.	300	13,707
Farmers National Banc Corp.	800	9,248
Financial Institutions, Inc.	600	10,098
First Bancorp	700	19,698
First Bancshares, Inc. (The)	90,832	2,449,739
First Busey Corp.	1,100	21,142
First Business Financial Services, Inc.	100	3,001
First Citizens BancShares, Inc., Class A (b)	489	674,869
First Community Bankshares, Inc.	200	5,890
First Community Corp.	100	1,727
First Financial Bankshares, Inc.	5,500	138,160
First Financial Corp.	400	13,524
First Foundation, Inc.	6,000	36,480
First Hawaiian, Inc.	2,500	45,125
First Horizon Corp.	731,321	8,059,157
First Internet Bancorp	200	3,242
First Merchants Corp.	100	2,782
First of Long Island Corp. (The)	500	5,755
First Western Financial, Inc. (a)	38,263	694,473
Five Star Bancorp	100	2,006
FS Bancorp, Inc.	100	2,950
FVCBankcorp, Inc. (a)	275	3,523
German American Bancorp, Inc.	900	24,381

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Great Southern Bancorp, Inc.	200	$9,584
Guaranty Bancshares, Inc.	100	2,869
Hanmi Financial Corp.	1,800	29,214
Heartland Financial USA, Inc.	1,500	44,145
Heritage Commerce Corp.	3,900	33,033
Heritage Financial Corp.	2,700	44,037
Hilltop Holdings, Inc.	207,046	5,871,825
Hingham Institution For Savings The	2,445	456,604
HomeStreet, Inc.	300	2,337
HomeTrust Bancshares, Inc.	300	6,501
Hope Bancorp, Inc.	1,500	13,275
Horizon Bancorp, Inc.	1,600	17,088
Independent Bank Corp.	600	11,004
Independent Bank Group, Inc.	800	31,640
International Bancshares Corp.	135,298	5,863,815
Investar Holding Corp.	100	1,059
Kearny Financial Corp.	600	4,158
Lakeland Bancorp, Inc. (b)	2,135	26,944
Lakeland Financial Corp.	300	14,238
LCNB Corp.	200	2,854
Live Oak Bancshares, Inc.	2,700	78,165
Luther Burbank Corp.	200	1,680
Macatawa Bank Corp.	900	8,064
Mercantile Bank Corp.	400	12,364
Meridian Corp.	100	980
Metrocity Bankshares, Inc.	200	3,936
Metropolitan Bank Holding Corp. (a)	1,700	61,676
Mid Penn Bancorp, Inc.	400	8,052
Midland States Bancorp, Inc.	600	12,324
MidWestOne Financial Group, Inc.	200	4,066
Northeast Bank	100	4,410
Northfield Bancorp, Inc.	200	1,890
Northrim BanCorp, Inc.	300	11,886
OceanFirst Financial Corp.	1,200	17,364
OFG Bancorp	2,500	74,650
Old Second Bancorp, Inc.	2,100	28,581
OP Bancorp	200	1,830
Origin Bancorp, Inc.	100	2,887
PCB Bancorp	300	4,635
Peapack-Gladstone Financial Corp.	41,610	1,067,296
Peoples Bancorp, Inc.	900	22,842
Pinnacle Financial Partners, Inc.	74,646	5,004,268
PNC Financial Services Group, Inc. (b)	25,414	3,120,077
Preferred Bank	400	24,900
Premier Financial Corp.	100	1,706
Primis Financial Corp.	800	6,520

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Provident Bancorp, Inc. (a)	500	$4,845
QCR Holdings, Inc.	200	9,704
RBB Bancorp	400	5,112
Renasant Corp.	1,200	31,428
Riverview Bancorp, Inc.	200	1,112
S&T Bancorp, Inc.	500	13,540
Sandy Spring Bancorp, Inc.	35,902	769,380
Seacoast Banking Corp. of Florida	312,593	6,864,542
Shore Bancshares, Inc.	800	8,416
Sierra Bancorp	300	5,688
SmartFinancial, Inc.	300	6,411
South Plains Financial, Inc.	300	7,932
Southern First Bancshares, Inc. (a)	100	2,694
Southern Missouri Bancorp, Inc.	100	3,869
Southside Bancshares, Inc.	700	20,090
Stock Yards Bancorp, Inc.	400	15,716
Synovus Financial Corp.	367,732	10,222,950
Territorial Bancorp, Inc.	100	909
Texas Capital Bancshares, Inc. (a)	118,898	7,003,092
Third Coast Bancshares, Inc. (a)	100	1,710
Towne Bank	1,000	22,930
TriCo Bancshares	700	22,421
Truist Financial Corp. (b)	191,867	5,489,315
TrustCo Bank Corp.	520	14,191
Trustmark Corp.	900	19,557
Univest Financial Corp.	1,000	17,380
USCB Financial Holdings, Inc. (a)	100	1,051
Washington Trust Bancorp, Inc.	500	13,165
Wells Fargo & Co.	188,184	7,689,198
West BanCorp, Inc.	200	3,262
Westamerica BanCorp	1,100	47,575
Western New England Bancorp, Inc.	400	2,596
Wintrust Financial Corp.	56,490	4,264,995
Zions Bancorp NA (b)	24,900	868,761

		100,428,874

Capital Goods — 1.5%
A O Smith Corp.	4,300	284,359
Albany International Corp., Class A	600	51,768
Allient, Inc.	500	15,460
Alta Equipment Group, Inc.	1,200	14,472
AMETEK, Inc.	54,100	7,993,816
Apogee Enterprises, Inc.	1,400	65,912
Archer Aviation, Inc., Class A (a)	4,000	20,240
Argan, Inc.	600	27,312
Armstrong World Industries, Inc.	100	7,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Art’s-Way Manufacturing Co., Inc. (a)	100	$238
Astronics Corp. (a)	1,200	19,032
Barnes Group, Inc.	300	10,191
Beacon Roofing Supply, Inc. (a)	4,500	347,265
Bloom Energy Corp., Class A (a)	38,738	513,666
Blue Bird Corp. (a)	2,800	59,780
BlueLinx Holdings, Inc. (a)	1,100	90,299
Boeing Co. (The) (a)	4,700	900,896
Broadwind, Inc. (a)	1,200	3,840
Caesarstone Ltd. (a)	1,200	5,136
Columbus McKinnon Corp.	1,000	34,910
Commercial Vehicle Group, Inc. (a)	3,800	29,488
Concrete Pumping Holdings, Inc. (a)	1,100	9,438
Core & Main, Inc., Class A (a)	160,980	4,644,273
CSW Industrials, Inc.	100	17,524
Custom Truck One Source, Inc. (a)	3,000	18,600
Douglas Dynamics, Inc.	1,100	33,198
Ducommun, Inc. (a)	200	8,702
DXP Enterprises, Inc. (a)	700	24,458
Emerson Electric Co.	34,300	3,312,351
Energy Recovery, Inc. (a)	3,000	63,630
Eneti, Inc.	690	6,955
Enovix Corp. (a)	5,300	66,515
EnPro Industries, Inc.	400	48,476
Esab Corp.	900	63,198
EVI Industries, Inc. (a)	100	2,482
Federal Signal Corp.	2,800	167,244
Flowserve Corp.	100	3,977
Fluor Corp. (a)	12,500	458,750
FTAI Aviation Ltd.	8,100	287,955
FuelCell Energy, Inc. (a)	1,100	1,408
Gates Industrial Corp. PLC (a)	34,800	404,028
GATX Corp.	1,000	108,830
Gibraltar Industries, Inc. (a)	800	54,008
Global Industrial Co.	500	16,750
GMS, Inc. (a)	200	12,794
Gorman-Rupp Co. (The)	400	13,160
Graco, Inc.	70,000	5,101,600
Great Lakes Dredge & Dock Corp. (a)	3,800	30,286
Griffon Corp.	5,800	230,086
H&E Equipment Services, Inc.	2,500	107,975
Hayward Holdings, Inc. (a)	68,613	967,443
HEICO Corp.	1,300	210,509
HEICO Corp., Class A	42,527	5,495,339
Helios Technologies, Inc.	100	5,548
Hillman Solutions Corp. (a)	226,021	1,864,673

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	13,600	$2,512,464
Howmet Aerospace, Inc.	100	4,625
Hudson Technologies, Inc. (a)	1,600	21,280
Hurco Cos., Inc.	100	2,243
Hydrofarm Holdings Group, Inc. (a)	6,100	7,442
IDEX Corp.	26,950	5,606,139
Insteel Industries, Inc.	400	12,984
Janus International Group, Inc. (a)	15,000	160,500
Johnson Controls International PLC	41,800	2,224,178
Kaman Corp.	1,100	21,615
Kennametal, Inc.	4,000	99,520
L B Foster Co., Class A (a)	100	1,891
Lockheed Martin Corp.	10,700	4,375,872
LSI Industries, Inc.	3,000	47,640
Manitowoc Co., Inc. (The) (a)	4,700	70,735
Masterbrand, Inc. (a)	13,700	166,455
Matrix Service Co. (a)	1,200	14,160
Mayville Engineering Co., Inc. (a)	900	9,873
McGrath RentCorp	1,200	120,288
MDU Resources Group, Inc.	1,100	21,538
Miller Industries, Inc.	300	11,763
MRC Global, Inc. (a)	8,700	89,175
Mueller Industries, Inc.	200	15,032
Mueller Water Products, Inc., Class A	900	11,412
MYR Group, Inc. (a)	200	26,952
NN, Inc. (a)	2,200	4,092
Northrop Grumman Corp.	600	264,114
Northwest Pipe Co. (a)	400	12,068
NOW, Inc. (a)	7,900	93,773
Orion Group Holdings, Inc. (a)	500	2,680
Oshkosh Corp.	7,079	675,549
Park Aerospace Corp.	800	12,424
Parsons Corp. (a)	5,100	277,185
Powell Industries, Inc.	300	24,870
Proto Labs, Inc. (a)	1,900	50,160
Quanex Building Products Corp.	600	16,902
RBC Bearings, Inc. (a)	16,000	3,746,080
REV Group, Inc.	1,000	16,000
RTX Corp.	300	21,591
Rush Enterprises, Inc., Class A	2,900	118,407
Sarcos Technology & Robotics Corp. (a)	33	28
Shyft Group, Inc. (The)	3,200	47,904
Simpson Manufacturing Co., Inc.	2,375	355,799
SPX Technologies, Inc. (a)	400	32,560
Standex International Corp.	100	14,569
Sterling Infrastructure, Inc. (a)	3,900	286,572

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
SunPower Corp. (a)	800	$4,936
Symbotic, Inc. (a)	100	3,343
Tecnoglass, Inc.	3,900	128,544
Tennant Co.	300	22,245
Terex Corp.	300	17,286
Thermon Group Holdings, Inc. (a)	2,300	63,181
Timken Co. (The)	100	7,349
Titan International, Inc. (a)	4,200	56,406
Titan Machinery, Inc. (a)	2,200	58,476
TPI Composites, Inc. (a)	2,300	6,095
Transcat, Inc. (a)	300	29,391
Triumph Group, Inc. (a)	1,000	7,660
Tutor Perini Corp. (a)	4,000	31,320
Ultralife Corp. (a)	100	976
Vertiv Holdings Co.	58,000	2,157,600
Vicor Corp. (a)	1,200	70,668
View, Inc. (a)	4	29
Virgin Galactic Holdings, Inc. (a)	1,900	3,420
Wabash National Corp.	3,700	78,144
Westport Fuel Systems, Inc. (a)	900	5,436
WillScot Mobile Mini Holdings Corp. (a)	8,200	341,038
Woodward, Inc.	3,300	410,058

		59,590,147

Commercial & Professional Services — 0.2%
ACCO Brands Corp.	9,900	56,826
Asure Software, Inc. (a)	3,500	33,110
Automatic Data Processing, Inc.	8,500	2,044,930
Avalon Holdings Corp., Class A (a)	200	388
Barrett Business Services, Inc.	300	27,072
BGSF, Inc.	300	2,883
Brady Corp., Class A	700	38,444
BrightView Holdings, Inc. (a)	4,000	31,000
CECO Environmental Corp. (a)	4,600	73,462
Civeo Corp.	425	8,810
Conduent, Inc. (a)	2,600	9,048
Copart, Inc. (a)	17,189	740,674
CRA International, Inc.	100	10,076
CSG Systems International, Inc.	900	46,008
Ennis, Inc.	600	12,732
Enviri Corp. (a)	6,800	49,096
ExlService Holdings, Inc. (a)	10,300	288,812
Fiverr International Ltd. (a)	100	2,447
Forrester Research, Inc. (a)	500	14,450
Franklin Covey Co. (a)	600	25,752
GEO Group, Inc. (The) (a)	21,000	171,780

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Healthcare Services Group, Inc.	2,700	$28,161
Heidrick & Struggles International, Inc.	700	17,514
HNI Corp.	934	32,345
Huron Consulting Group, Inc. (a)	1,400	145,824
IBEX Holdings Ltd. (a)	1,500	23,175
ICF International, Inc.	400	48,324
Insperity, Inc.	500	48,800
Interface, Inc.	3,700	36,297
Kelly Services, Inc., Class A	1,500	27,285
Legalzoom.com, Inc. (a)	2,100	22,974
Liquidity Services, Inc. (a)	1,100	19,382
Millennium Corp. (a),(b),(c)	60,879	1,461,096
Mistras Group, Inc. (a)	1,000	5,450
Paychex, Inc.	700	80,731
Paylocity Holding Corp. (a)	2,300	417,910
Quad/Graphics, Inc. (a)	100	503
Resources Connection, Inc.	1,600	23,856
Rollins, Inc.	87,533	3,267,607
SP Plus Corp. (a)	100	3,610
Steelcase, Inc., Class A	6,900	77,073
TrueBlue, Inc. (a)	1,100	16,137
TTEC Holdings, Inc.	2,200	57,684
Upwork, Inc. (a)	26,600	302,176
Viad Corp. (a)	100	2,620
Wilhelmina International, Inc. (a)	100	363

		9,854,697

Consumer Discretionary Distribution & Retail — 0.3%
1-800-Flowers.com, Inc., Class A (a)	2,900	20,300
1stdibs.com, Inc. (a)	200	728
Aaron’s Co., Inc. (The)	900	9,423
Abercrombie & Fitch Co., Class A (a)	9,200	518,604
Advance Auto Parts, Inc.	12,400	693,532
Amazon.com, Inc. (a),(b)	38,027	4,833,992
Arhaus, Inc. (a)	4,500	41,850
Arko Corp.	2,300	16,445
Best Buy Co., Inc. (b)	3,894	270,516
Big Lots, Inc.	300	1,533
Build-A-Bear Workshop, Inc.	1,400	41,174
Burlington Stores, Inc. (a),(b)	635	85,916
Camping World Holdings, Inc., Class A	600	12,246
Carvana Co. (a),(b)	22,300	936,154
Cato Corp. (The), Class A	1,800	13,788
Chico’s FAS, Inc. (a)	5,500	41,140
Children’s Place, Inc. (The) (a)	2,600	70,278
Citi Trends, Inc. (a)	200	4,444

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Conn’s, Inc. (a)	2,500	$9,875
Destination XL Group, Inc. (a)	9,100	40,768
Gap, Inc. (The)	600	6,378
Groupon, Inc. (a)	1,000	15,320
Guess?, Inc.	2,400	51,936
Haverty Furniture Cos., Inc.	1,300	37,414
Home Depot, Inc. (The) (b)	2,378	718,536
Monro, Inc.	2,000	55,540
Ollie’s Bargain Outlet Holdings, Inc. (a)	600	46,308
O’Reilly Automotive, Inc. (a)	900	817,974
Petco Health & Wellness Co., Inc. (a)	32,400	132,516
PetMed Express, Inc.	3,400	34,850
Qurate Retail, Inc., Series A (a)	79,800	48,407
RealReal, Inc. (The) (a)	21,400	45,154
Revolve Group, Inc. (a)	8,500	115,685
Savers Value Village, Inc. (a)	33,827	631,550
Shoe Carnival, Inc.	100	2,403
Stitch Fix, Inc., Class A (a)	14,000	48,300
TJX Cos., Inc. (b)	6,032	536,124
Urban Outfitters, Inc. (a)	6,100	199,409
Wayfair, Inc., Class A (a)	18,900	1,144,773

		12,351,283

Consumer Durables & Apparel — 0.3%
Acushnet Holdings Corp.	2,800	148,512
Allbirds, Inc., Class A (a)	17,600	19,536
American Outdoor Brands, Inc. (a)	500	4,890
Bassett Furniture Industries, Inc.	300	4,395
Beazer Homes USA, Inc. (a)	3,200	79,712
Charles & Colvard Ltd. (a)	1,000	572
Culp, Inc. (a)	200	1,116
Delta Apparel, Inc. (a)	300	1,989
Escalade, Inc.	200	3,062
Ethan Allen Interiors, Inc.	300	8,970
Fossil Group, Inc. (a)	8,500	17,510
G-III Apparel Group Ltd. (a)	3,900	97,188
GoPro, Inc., Class A (a)	17,900	56,206
Green Brick Partners, Inc. (a)	1,300	53,963
Hooker Furnishings Corp.	700	13,615
JAKKS Pacific, Inc. (a)	1,100	20,449
Johnson Outdoors, Inc., Class A	300	16,407
Lakeland Industries, Inc.	200	3,014
Landsea Homes Corp. (a)	1,600	14,384
La-Z-Boy, Inc.	2,000	61,760
Legacy Housing Corp. (a)	700	13,587
Malibu Boats, Inc., Class A (a)	100	4,902

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
MasterCraft Boat Holdings, Inc. (a)	2,000	$44,440
Nautilus, Inc. (a)	3,600	3,060
NIKE, Inc., Class B (b)	103,654	9,911,396
Peloton Interactive, Inc., Class A (a)	68,500	345,925
Singing Machine Co., Inc. (The) (a)	800	808
Skechers USA, Inc., Class A (a)	500	24,475
Solo Brands, Inc., Class A (a)	3,700	18,870
Superior Group of Cos., Inc.	200	1,556
Tapestry, Inc. (a)	700	20,125
Tri Pointe Homes, Inc. (a)	1,300	35,555
Twin Vee PowerCats Co. (a)	200	284
Unifi, Inc. (a)	2,100	14,910
Universal Electronics, Inc. (a)	1,500	13,575
Vera Bradley, Inc. (a)	3,400	22,474
VOXX International Corp. (a)	100	798

		11,103,990

Consumer Services — 0.6%
2U, Inc. (a)	9,000	22,230
Airbnb, Inc., Class A (a)	16,800	2,305,128
Allied Gaming & Entertainment, Inc. (a)	800	726
American Public Education, Inc. (a)	1,200	5,976
BJ’s Restaurants, Inc. (a)	3,700	86,802
Bluegreen Vacations Holding Corp.	300	11,004
Bowlero Corp. (a)	14,500	139,490
Carnival Corp. (a)	229,100	3,143,252
Carriage Services, Inc.	900	25,425
Carrols Restaurant Group, Inc. (a)	7,200	47,448
Cava Group, Inc. (a)	21,574	660,811
Century Casinos, Inc. (a)	400	2,052
Chegg, Inc. (a)	24,200	215,864
Choice Hotels International, Inc.	3,300	404,283
Chuy’s Holdings, Inc. (a)	800	28,464
Coursera, Inc. (a)	2,000	37,380
Denny’s Corp. (a)	6,400	54,208
Dine Brands Global, Inc.	1,400	69,230
DoorDash, Inc., Class A (a)	40,300	3,202,641
DraftKings, Inc., Class A (a)	93,370	2,748,813
Duolingo, Inc. (a)	7,200	1,194,264
Dutch Bros, Inc., Class A (a)	33,831	786,571
El Pollo Loco Holdings, Inc.	6,300	56,385
Everi Holdings, Inc. (a)	9,900	130,878
Expedia Group, Inc. (a)	600	61,842
Fiesta Restaurant Group, Inc. (a)	4,900	41,454
First Watch Restaurant Group, Inc. (a)	1,100	19,019
Frontdoor, Inc. (a)	300	9,177

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
GEN Restaurant Group, Inc. (a)	500	$5,820
Golden Entertainment, Inc. (a)	300	10,254
International Game Technology PLC	12,100	366,872
Kura Sushi USA, Inc., Class A (a)	200	13,224
Las Vegas Sands Corp.	14,800	678,432
Laureate Education, Inc.	8,400	118,440
Lincoln Educational Services Corp. (a)	1,000	8,450
Lindblad Expeditions Holdings, Inc. (a)	900	6,480
Monarch Casino & Resort, Inc.	400	24,840
Norwegian Cruise Line Holdings Ltd. (a)	35,200	580,096
ONE Group Hospitality, Inc. (The) (a)	1,100	6,050
OneSpaWorld Holdings Ltd. (a)	5,200	58,344
Playa Hotels & Resorts NV (a)	13,300	96,292
PlayAGS, Inc. (a)	5,400	35,208
Portillo’s, Inc., Class A (a)	4,500	69,255
Potbelly Corp. (a)	900	7,020
Red Robin Gourmet Burgers, Inc. (a)	1,500	12,060
Royal Caribbean Cruises Ltd. (a),(b)	6,470	596,146
Sabre Corp. (a)	55,800	250,542
Shake Shack, Inc., Class A (a)	2,700	156,789
Starbucks Corp. (b)	30,900	2,820,243
Sweetgreen, Inc., Class A (a)	400	4,700
Target Hospitality Corp. (a)	9,000	142,920
Travel + Leisure Co.	200	7,346
Universal Technical Institute, Inc. (a)	1,200	10,056
Wingstop, Inc.	800	143,872
WW International, Inc. (a)	16,500	182,655
Wynn Resorts Ltd.	5,800	535,978
Xponential Fitness, Inc., Class A (a)	300	4,650

		22,463,851

Consumer Staples Distribution — 0.1%
Maplebear, Inc. (a)	5,758	170,955
Natural Grocers by Vitamin Cottage, Inc., Class C	500	6,455
PriceSmart, Inc.	400	29,772
SpartanNash Co.	2,200	48,400
Village Super Market, Inc., Class A	200	4,528
Walmart, Inc. (b)	9,582	1,532,449
Weis Markets, Inc.	1,100	69,300

		1,861,859

Energy — 0.2%
Atlas Energy Solutions, Inc., Class A	400	8,892
Berry Corp.	5,300	43,460
Cheniere Energy, Inc.	2,300	381,708
Clean Energy Fuels Corp. (a)	5,200	19,916

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Crescent Energy Co., Class A	35,970	$454,661
CVR Energy, Inc.	4,900	166,747
Delek US Holdings, Inc.	3,500	99,435
Devon Energy Corp.	17	811
DHT Holdings, Inc.	20,400	210,120
DMC Global, Inc. (a)	1,300	31,811
Dorian LPG Ltd.	1,400	40,222
Enbridge, Inc.	30,450	1,010,635
Epsilon Energy Ltd.	1,400	7,392
Evolution Petroleum Corp.	2,900	19,836
Forum Energy Technologies, Inc. (a)	500	12,010
Gevo, Inc. (a)	400	476
Helix Energy Solutions Group, Inc. (a)	27,000	301,590
International Seaways, Inc.	200	9,000
Kodiak Gas Services, Inc. (a)	103,474	1,850,115
Magnolia Oil & Gas Corp., Class A	3,400	77,894
Mammoth Energy Services, Inc. (a)	2,100	9,744
Nabors Industries Ltd. (a)	900	110,826
NACCO Industries, Inc., Class A	100	3,507
Natural Gas Services Group, Inc. (a)	400	5,824
Newpark Resources, Inc. (a)	13,500	93,285
Nordic American Tankers Ltd.	37,600	154,912
North American Construction Group Ltd.	1,200	26,064
Oceaneering International, Inc. (a)	1,100	28,292
Oil States International, Inc. (a)	12,500	104,625
Overseas Shipholding Group, Inc., Class A (a)	6,900	30,291
Patterson-UTI Energy, Inc.	9,215	127,536
PBF Energy, Inc., Class A	14,000	749,420
Permian Resources Corp. (b)	16,920	236,203
Precision Drilling Corp. (a)	800	53,696
ProPetro Holding Corp. (a)	2,800	29,764
Select Water Solutions, Inc.	15,300	121,635
Smart Sand, Inc. (a)	3,400	7,888
Solaris Oilfield Infrastructure, Inc., Class A	2,600	27,716
Teekay Corp. (a)	14,100	86,997
Teekay Tankers Ltd., Class A	5,763	239,914
TETRA Technologies, Inc. (a)	4,500	28,710
Transocean Ltd. (a)	160,133	1,314,692
Viper Energy Partners LP	200	5,576
Vitesse Energy, Inc.	700	16,023
W&T Offshore, Inc. (a)	10,100	44,238
Weatherford International PLC (a)	9,700	876,201
World Kinect Corp.	4,300	96,449

		9,376,759

Engineering & Construction — 0.0%
Qualtek Buyer LLC (b),(c)	441,828	997,206

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Equity Real Estate Investment Trusts (REIT’s) — 0.1%
American Tower Corp. (b)	666	$109,524
CareTrust REIT, Inc.	4,900	100,450
Chatham Lodging Trust	1,300	12,441
Community Healthcare Trust, Inc.	500	14,850
CTO Realty Growth, Inc.	1,500	24,315
Diversified Healthcare Trust	46,500	90,210
Equity Commonwealth (a)	80,000	1,469,600
Farmland Partners, Inc.	1,800	18,468
Getty Realty Corp.	1,100	30,503
Gladstone Land Corp.	2,600	36,998
Hersha Hospitality Trust, Class A	5,600	55,216
Medalist Diversified REIT, Inc.	112	592
Piedmont Office Realty Trust, Inc., Class A	600	3,372
Plymouth Industrial REIT, Inc.	2,300	48,185
Presidio Property Trust, Inc., Class A	500	398
Retail Opportunity Investments Corp.	3,100	38,378
Summit Hotel Properties, Inc.	1,800	10,440
Terreno Realty Corp.	5,200	295,360
Universal Health Realty Income Trust	300	12,129
Wheeler Real Estate Investment Trust, Inc. (a)	20	66

		2,371,495

Financial Services — 1.4%
ACRES Commercial Realty Corp. (a)	133	1,104
AFC Gamma, Inc.	100	1,174
Affirm Holdings, Inc. (a)	10,000	212,700
AG Mortgage Investment Trust, Inc.	400	2,220
Alerus Financial Corp.	300	5,454
Ares Capital Corp.	41,800	813,846
Arlington Asset Investment Corp., Class A (a)	1,500	6,420
AssetMark Financial Holdings, Inc. (a)	1,000	25,080
Atlanticus Holdings Corp. (a)	100	3,031
AvidXchange Holdings, Inc. (a)	368,775	3,495,987
Bain Capital Specialty Finance, Inc.	100	1,531
Bank of New York Mellon Corp. (The)	25,743	1,097,939
Barings BDC, Inc.	8,400	74,844
BlackRock Capital Investment Corp.	4,981	18,480
BlackRock TCP Capital Corp.	6,300	73,962
Brightsphere Investment Group, Inc.	139,898	2,712,622
BrightSpire Capital, Inc.	3,100	19,406
Carlyle Secured Lending, Inc.	3,600	52,200
Cass Information Systems, Inc.	400	14,900
Cboe Global Markets, Inc.	29,340	4,583,201
Charles Schwab Corp. (The) (b)	101,624	5,579,158
Chicago Atlantic Real Estate Finance, Inc.	2,100	30,912

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
CION Investment Corp.	3,500	$36,995
CME Group, Inc.	5,500	1,101,210
Coinbase Global, Inc., Class A (a)	38,800	2,913,104
Consumer Portfolio Services, Inc. (a)	400	3,628
Credit Acceptance Corp. (a)	200	92,024
Crescent Capital BDC, Inc.	2,500	42,750
Donnelley Financial Solutions, Inc. (a)	600	33,768
Ellington Residential Mortgage REIT	3,100	19,251
Enact Holdings, Inc.	4,400	119,812
EZCORP, Inc., Class A (a)	8,100	66,825
FactSet Research Systems, Inc.	800	349,808
Federated Hermes, Inc.	100	3,387
Fidelity National Information Services, Inc.	20,046	1,107,942
Fidus Investment Corp.	5,200	99,840
GCM Grosvenor, Inc., Class A	33,258	258,082
Gladstone Capital Corp.	2,900	27,956
Gladstone Investment Corp.	2,400	30,576
Golub Capital BDC, Inc.	8,400	123,228
Granite Point Mortgage Trust, Inc.	5,800	28,304
Great Ajax Corp.	1,800	11,592
Green Dot Corp., Class A (a)	3,400	47,362
Greenhill & Co., Inc.	1,000	14,800
Hercules Capital, Inc.	600	9,852
I3 Verticals, Inc., Class A (a)	300	6,342
Intercontinental Exchange, Inc.	821	90,326
Jack Henry & Associates, Inc.	700	105,798
Jackson Financial, Inc., Class A	9,400	359,268
LendingClub Corp. (a)	19,000	115,900
LendingTree, Inc. (a)	2,700	41,850
Main Street Capital Corp.	1,400	56,882
MarketAxess Holdings, Inc.	428	91,438
Marqeta, Inc., Class A (a)	124,437	744,133
Medallion Financial Corp.	1,700	11,934
Merchants Bancorp	550	15,246
MidCap Financial Investment Corp.	3,700	50,875
Moneylion, Inc. (a)	113	2,445
Monroe Capital Corp.	1,200	8,940
MSCI, Inc.	1,800	923,544
Nasdaq, Inc.	45,600	2,215,704
New Mountain Finance Corp.	5,900	76,405
Oaktree Specialty Lending Corp.	1,631	32,816
Ocwen Financial Corp. (a)	294	7,609
OFS Capital Corp.	800	8,992
Open Lending Corp., Class A (a)	10,700	78,324
Oportun Financial Corp. (a)	1,000	7,220
Oppenheimer Holdings, Inc., Class A	500	19,155

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Oxford Square Capital Corp.	7,800	$23,478
Paymentus Holdings, Inc., Class A (a)	300	4,980
Payoneer Global, Inc. (a)	55,600	340,272
PayPal Holdings, Inc. (a)	91,000	5,319,860
Paysafe Ltd. (a)	575	6,894
PennantPark Floating Rate Capital Ltd.	10,600	112,996
PennantPark Investment Corp.	9,500	62,510
Piper Sandler Cos.	20,057	2,914,483
Portman Ridge Finance Corp.	400	7,700
Regional Management Corp.	200	5,536
Repay Holdings Corp. (a)	16,624	126,176
Robinhood Markets, Inc., Class A (a)	84,200	826,002
Runway Growth Finance Corp.	2,100	26,922
Safeguard Scientifics, Inc. (a)	200	200
Saratoga Investment Corp.	2,500	64,250
Silvercrest Asset Management Group, Inc., Class A	300	4,761
Sixth Street Specialty Lending, Inc.	4,900	100,156
SoFi Technologies, Inc. (a)	196,600	1,570,834
Sprott, Inc.	200	6,094
State Street Corp.	5,740	384,350
Stellus Capital Investment Corp.	4,700	63,920
Stifel Financial Corp.	19,586	1,203,364
StoneX Group, Inc. (a)	600	58,152
SuRo Capital Corp. (a)	569	2,060
TPG RE Finance Trust, Inc.	1,500	10,095
TPG, Inc.	1,100	33,132
Trinity Capital, Inc.	2,400	33,408
TriplePoint Venture Growth BDC Corp., Class B	400	4,184
Victory Capital Holdings, Inc., Class A	10,342	344,802
Visa, Inc., Class A	46,465	10,687,415
Waterstone Financial, Inc.	200	2,190
Westwood Holdings Group, Inc.	100	1,015
WhiteHorse Finance, Inc.	1,100	14,047

		54,805,651

Food, Beverage & Tobacco — 0.1%
Campbell Soup Co.	5,000	205,400
Celsius Holdings, Inc. (a)	1,700	291,720
Coca-Cola Co. (The)	15,200	850,896
Duckhorn Portfolio, Inc. (The) (a)	5,500	56,430
Eastside Distilling, Inc. (a)	45	55
Fresh Del Monte Produce, Inc.	2,400	62,016
Hain Celestial Group, Inc. (The) (a)	600	6,222
Hershey Co. (The) (b)	1,500	300,120
J M Smucker Co. (The)	4,600	565,386
Laird Superfood, Inc. (a)	400	412

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Limoneira Co.	700	$10,724
McCormick & Co., Inc.	3,900	294,996
MGP Ingredients, Inc.	500	52,740
Molson Coors Beverage Co., Class B	9,200	585,028
Mondelez International, Inc., Class A (b)	10,650	739,110
National Beverage Corp. (a)	1,100	51,722
PepsiCo, Inc.	1,000	169,440
Philip Morris International, Inc.	7,300	675,834
Primo Water Corp.	1,900	26,220
Sovos Brands, Inc. (a),(b)	4,300	96,965
Tootsie Roll Industries, Inc.	1,300	38,818
Tyson Foods, Inc., Class A	900	45,441
Universal Corp.	1,400	66,094
Vita Coco Co., Inc. (The) (a)	7,000	182,280

		5,374,069

Health Care Equipment & Services — 0.5%
Accolade, Inc. (a)	2,700	28,566
Accuray, Inc. (a)	7,800	21,216
Addus HomeCare Corp. (a)	100	8,519
Alphatec Holdings, Inc. (a)	9,600	124,512
American Shared Hospital Services (a)	100	261
AngioDynamics, Inc. (a)	8,300	60,673
AtriCure, Inc. (a)	3,700	162,060
Avanos Medical, Inc. (a)	1,900	38,418
Avinger, Inc. (a)	34	183
Axonics, Inc. (a)	500	28,060
Baxter International, Inc.	45,700	1,724,718
Brookdale Senior Living, Inc. (a)	7,809	32,329
Castle Biosciences, Inc. (a)	1,800	30,402
Cerus Corp. (a)	900	1,458
Clover Health Investments Corp. (a)	200	216
Community Health Systems, Inc. (a)	27,800	80,620
Computer Programs & Systems, Inc. (a)	600	9,564
CONMED Corp.	800	80,680
CorVel Corp. (a)	200	39,330
Cue Health, Inc. (a)	5,400	2,388
Cutera, Inc. (a)	3,700	22,274
CVRx, Inc. (a)	400	6,068
CVS Health Corp.	99,800	6,968,036
CytoSorbents Corp. (a)	200	376
Definitive Healthcare Corp. (a)	600	4,794
Edwards Lifesciences Corp. (a)	15,300	1,059,984
Electromed, Inc. (a)	100	1,039
Elevance Health, Inc.	9,400	4,092,948
Establishment Labs Holdings, Inc. (a)	1,500	73,605

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
FONAR Corp. (a)	100	$1,540
Globus Medical, Inc., Class A (a)	15,000	744,750
GoodRx Holdings, Inc., Class A (a)	16,000	90,080
Guardant Health, Inc. (a)	15,800	468,312
Haemonetics Corp. (a)	3,400	304,572
Health Catalyst, Inc. (a)	5,800	58,696
HealthStream, Inc.	1,000	21,580
Hims & Hers Health, Inc. (a)	19,800	124,542
Inari Medical, Inc. (a)	1,000	65,400
InfuSystem Holdings, Inc. (a)	800	7,712
Inogen, Inc. (a)	2,100	10,962
Integra LifeSciences Holdings Corp. (a)	6,900	263,511
Intuitive Surgical, Inc. (a)	1,900	555,351
iRadimed Corp.	400	17,748
Joint Corp. (The) (a)	1,200	10,788
LeMaitre Vascular, Inc.	1,000	54,480
LivaNova PLC (a)	3,100	163,928
Medtronic PLC	3,900	305,604
National HealthCare Corp.	300	19,194
NeoGenomics, Inc. (a)	9,100	111,930
Neuronetics, Inc. (a)	3,300	4,455
Nevro Corp. (a)	7,500	144,150
Nexgel, Inc. (a)	300	630
NextGen Healthcare, Inc. (a),(b)	3,700	87,801
Novocure Ltd. (a)	10,700	172,805
OPKO Health, Inc. (a)	18,501	29,602
OptimizeRx Corp. (a)	1,300	10,114
Orthofix Medical, Inc. (a)	2,206	28,369
Outset Medical, Inc. (a)	2,700	29,376
Owens & Minor, Inc. (a)	4,600	74,336
Pediatrix Medical Group, Inc. (a)	900	11,439
Pennant Group, Inc. (The) (a)	1,800	20,034
PetIQ, Inc. (a)	1,000	19,700
Phreesia, Inc. (a)	2,500	46,700
Premier, Inc., Class A	6,900	148,350
Pulmonx Corp. (a)	3,300	34,089
ResMed, Inc.	6,300	931,581
RxSight, Inc. (a)	3,800	105,982
Semler Scientific, Inc. (a)	100	2,537
Sensus Healthcare, Inc. (a)	1,400	3,878
SI-BONE, Inc. (a)	5,300	112,572
Silk Road Medical, Inc. (a)	7,600	113,924
STAAR Surgical Co. (a)	1,700	68,306
Star Equity Holdings, Inc. (a)	400	400
Stereotaxis, Inc. (a)	1,400	2,212
Surmodics, Inc. (a)	700	22,463
Tabula Rasa HealthCare, Inc. (a)	3,700	38,147

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Tactile Systems Technology, Inc. (a)	1,500	$21,075
Talkspace, Inc. (a)	1,300	2,535
Tandem Diabetes Care, Inc. (a)	12,800	265,856
Treace Medical Concepts, Inc. (a)	800	10,488
Varex Imaging Corp. (a)	4,900	92,071
Veradigm, Inc. (a)	10,300	135,342
Vicarious Surgical, Inc. (a)	287,387	169,760
Viemed Healthcare, Inc. (a)	1,800	12,114
Zimvie, Inc. (a)	1,200	11,292
Zynex, Inc. (a)	1,400	11,200

		21,099,662

Holding Companies—Diversified — 1.2%
99 Acquisition Group, Inc. (a),(b)	200,000	2,074,000
Ace Global Business Acquisition Ltd. (a),(b)	131,811	1,530,325
Alpha Partners Technology Merger Corp., Class A (a),(b)	300,000	3,175,500
AltC Acquisition Corp., Class A (a),(b)	357,143	3,696,430
Andretti Acquisition Corp., Class A (a),(b)	140,000	1,505,000
Ares Acquisition Corp. II (a)	97,020	1,008,038
C5 Acquisition Corp., Class A (a),(b)	175,105	1,920,902
Churchill Capital Corp. VI, Class A (a),(b)	296,860	3,102,187
Churchill Capital Corp. VII, Class A (a),(b)	350,000	3,657,500
Compass Digital Acquisition Corp. (a),(b)	375,018	3,933,939
Everest Consolidator Acquisition Corp. (a),(b)	232,000	2,510,240
Investcorp India Acquisition Corp., Class A (a),(b)	162,382	1,758,597
Jaguar Global Growth Corp. I, Class A (a),(b)	259,000	2,750,580
Learn CW Investment Corp., Class A (a),(b)	398,000	4,242,680
Live Oak Crestview Climate Acquisition Corp. (a),(b)	233,000	2,406,890
Metal Sky Star Acquisition Corp., Class C (a),(b)	137,300	1,500,689
Mountain & Co. I Acquisition Corp. (a),(b)	316,700	3,547,040
Nabors Energy Transition Corp. II (a)	48,655	499,687
Nabors Energy Transition Corp. II, Class A (a),(b)	49,100	499,347
Plum Acquisition Corp., Class A (a),(b)	99,999	1,076,989
Rigel Resource Acquisition Corp., Class A (a),(b)	120,000	1,306,800
SilverBox Corp. III (a)	70,034	720,650

		48,424,010

Household & Personal Products — 0.2%
Clorox Co. (The)	3,900	511,134
Edgewell Personal Care Co.	2,300	85,008
Estee Lauder Cos., Inc. (The), Class A	20,900	3,021,095
Kimberly-Clark Corp.	14,800	1,788,580
Nature’s Sunshine Products, Inc. (a)	400	6,628
Nu Skin Enterprises, Inc., Class A	4,800	101,808
Olaplex Holdings, Inc. (a)	44,100	85,995

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co. (The)	3,800	$554,268
Reynolds Consumer Products, Inc.	1,400	35,882
USANA Health Sciences, Inc. (a)	200	11,722

		6,202,120

Insurance — 0.3%
American Coastal Insurance Corp., Class C (a)	1,900	13,984
Brighthouse Financial, Inc. (a)	3,500	171,290
BRP Group, Inc., Class A (a)	100	2,323
Citizens, Inc. (a)	800	2,280
CNA Financial Corp.	100	3,935
Crawford & Co., Class A	100	934
eHealth, Inc. (a)	4,700	34,780
Employers Holdings, Inc.	1,300	51,935
F&G Annuities & Life, Inc.	1,800	50,508
Fidelis Insurance Holdings Ltd. (a)	100	1,468
Greenlight Capital Re Ltd., Class A (a)	1,100	11,814
Hanover Insurance Group, Inc. (The)	700	77,686
HCI Group, Inc.	500	27,145
Heritage Insurance Holdings, Inc. (a)	2,700	17,523
Horace Mann Educators Corp.	3,000	88,140
James River Group Holdings Ltd.	2,400	36,840
Lincoln National Corp.	1,900	46,911
Mercury General Corp.	2,100	58,863
MetLife, Inc.	6,900	434,079
Oscar Health, Inc., Class A (a)	28,700	159,859
ProAssurance Corp.	2,100	39,669
Prudential Financial, Inc.	1,000	94,890
RLI Corp.	47,737	6,486,981
Selectquote, Inc. (a)	1,200	1,404
SiriusPoint Ltd. (a)	4,600	46,782
Skyward Specialty Insurance Group, Inc. (a)	6,400	175,104
Stewart Information Services Corp.	400	17,520
Tiptree, Inc.	900	15,084
Trupanion, Inc. (a)	2,100	59,220
United Fire Group, Inc.	400	7,900
Universal Insurance Holdings, Inc.	4,200	58,884
Unum Group	5,100	250,869
W R Berkley Corp.	72,500	4,603,025

		13,149,629

Materials — 0.2%
AdvanSix, Inc.	500	15,540
Alamos Gold, Inc., Class A	13,500	152,415
Alcoa Corp.	9,000	261,540
American Vanguard Corp.	700	7,651

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
B2Gold Corp.	61,100	$176,579
Carpenter Technology Corp.	1,400	94,094
Clearwater Paper Corp. (a)	600	21,750
Constellium SE (a)	1,900	34,580
Eastman Chemical Co.	400	30,688
Ecovyst, Inc. (a)	4,800	47,232
Freeport-McMoRan, Inc.	10,600	395,274
FutureFuel Corp.	2,800	20,076
Gatos Silver, Inc. (a)	6,500	33,670
Glatfelter Corp. (a)	6,200	12,400
Gold Resource Corp.	600	257
Haynes International, Inc.	100	4,652
HB Fuller Co.	1,600	109,776
Innospec, Inc.	400	40,880
Intrepid Potash, Inc. (a)	1,800	45,288
Kinross Gold Corp.	5,900	26,904
Linde PLC	8,475	3,155,666
LSB Industries, Inc. (a)	8,100	82,863
McEwen Mining, Inc. (a)	4,500	29,250
Minerals Technologies, Inc.	100	5,476
Myers Industries, Inc.	900	16,137
New Gold, Inc. (a)	24,600	22,388
Newmont Corp.	11,900	439,705
O-I Glass, Inc. (a)	7,400	123,802
Pactiv Evergreen, Inc.	100	813
PolyMet Mining Corp. (a)	200	416
PPG Industries, Inc.	200	25,960
Ramaco Resources, Inc., Class A	6,300	69,237
Ranpak Holdings Corp. (a)	5,900	32,096
Rayonier Advanced Materials, Inc. (a)	13,600	48,144
Ryerson Holding Corp.	1,700	49,453
Schnitzer Steel Industries, Inc., Class A	300	8,355
Scotts Miracle-Gro Co.	100	5,168
Sherwin-Williams Co. (b)	3,973	1,013,314
Silvercorp Metals, Inc.	24,600	57,810
SunCoke Energy, Inc.	7,800	79,170
Sylvamo Corp.	3,200	140,608
Ternium SA, ADR	2,300	91,770
TimkenSteel Corp. (a)	3,800	82,536
Tredegar Corp.	600	3,246
U.S. Steel Corp.	6,400	207,872
Warrior Met Coal, Inc.	5,300	270,724

		7,593,225

Media & Entertainment — 1.0%
Activision Blizzard, Inc. (b)	18,875	1,767,266
Alphabet, Inc., Class C (a),(b)	1,757	231,660

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Alphabet, Inc., Class A (a),(b)	77,742	$10,173,318
Altice USA, Inc., Class A (a)	3,900	12,753
Angi, Inc. (a)	13,200	26,136
Boston Omaha Corp., Class A (a)	700	11,473
Bumble, Inc., Class A (a)	4,700	70,124
Cardlytics, Inc. (a)	2,700	44,550
Clear Channel Outdoor Holdings, Inc. (a)	18,500	29,230
comScore, Inc. (a)	3,500	2,149
DHI Group, Inc. (a)	1,500	4,590
DISH Network Corp., Class A (a)	54,600	319,956
Electronic Arts, Inc.	2,600	313,040
Eventbrite, Inc., Class A (a)	17,300	170,578
Fluent, Inc. (a)	1,800	799
Gaia, Inc. (a)	600	1,632
Gannett Co., Inc. (a)	1,800	4,410
Harte Hanks, Inc. (a)	500	3,255
iHeartMedia, Inc., Class A (a)	1,700	5,372
IMAX Corp. (a)	6,600	127,512
Integral Ad Science Holding Corp. (a)	10,800	128,412
Kubient, Inc. (a)	200	60
Liberty Broadband Corp., Class C (a),(b)	5,430	495,867
Liberty Broadband Corp., Class A (a),(b)	1,468	133,456
Liberty Media Corp.-Liberty Formula One, Class C (a),(b)	753	46,912
Liberty Media Corp.-Liberty Live, Class C (a),(b)	5,806	186,373
Liberty Media Corp.-Liberty Live, Class A (a),(b)	3,573	114,050
Liberty Media Corp.-Liberty SiriusXM, Class C (a),(b)	22,256	566,638
Liberty Media Corp.-Liberty SiriusXM, Class A (a),(b)	13,266	337,620
Madison Square Garden Entertainment Corp. (a)	60,236	1,982,367
Magnite, Inc. (a)	3,000	22,620
Marcus Corp. (The)	3,800	58,900
Meta Platforms, Inc., Class A (a),(b)	35,767	10,737,611
Netflix, Inc. (a)	3,400	1,283,840
Outbrain, Inc. (a)	100	487
Pinterest, Inc., Class A (a)	104,400	2,821,932
Playstudios, Inc. (a)	100	318
QuinStreet, Inc. (a)	100	897
Reservoir Media, Inc. (a)	1,500	9,150
ROBLOX Corp., Class A (a)	103,000	2,982,880
Roku, Inc. (a)	18,700	1,320,033
Sciplay Corp., Class A (a)	4,400	100,188
Shutterstock, Inc.	4,700	178,835
Snap, Inc., Class A (a)	254,900	2,271,159
Spotify Technology SA (a)	11,300	1,747,432
TechTarget, Inc. (a)	3,400	103,224
TKO Group Holdings, Inc.	1,900	159,714

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Townsquare Media, Inc., Class A	500	$4,360
Travelzoo (a)	300	1,749
TrueCar, Inc. (a)	3,300	6,831
Urban One, Inc. (a)	300	1,509
Vimeo, Inc. (a)	22,700	80,358
Vivid Seats, Inc., Class A (a)	300	1,926
Zedge, Inc., Class B (a)	700	1,533
Ziff Davis, Inc. (a)	100	6,369
ZoomInfo Technologies, Inc. (a)	1,000	16,400

		41,231,813

Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
4D Molecular Therapeutics, Inc. (a)	2,200	28,006
89bio, Inc. (a)	11,200	172,928
AbbVie, Inc.	100	14,906
AbCellera Biologics, Inc. (a)	10,300	47,380
Aclaris Therapeutics, Inc. (a)	1,600	10,960
Actinium Pharmaceuticals, Inc. (a)	614	3,635
Adicet Bio, Inc. (a)	7,542	10,332
ADMA Biologics, Inc. (a)	47,200	168,976
Adverum Biotechnologies, Inc. (a)	7,000	10,500
Aeglea BioTherapeutics, Inc. (a)	4,700	57,575
Agilent Technologies, Inc.	2,200	246,004
Alaunos Therapeutics, Inc. (a)	10,800	1,423
Aldeyra Therapeutics, Inc. (a)	7,500	50,100
Alector, Inc. (a)	7,700	49,896
Aligos Therapeutics, Inc. (a)	1,300	971
Alkermes PLC (a)	20,600	577,006
Allogene Therapeutics, Inc. (a)	24,200	76,714
Alnylam Pharmaceuticals, Inc. (a)	200	35,420
Alpine Immune Sciences, Inc. (a)	3,700	42,365
Altimmune, Inc. (a)	10,500	27,300
ALX Oncology Holdings, Inc. (a)	1,400	6,720
Amgen, Inc.	15,900	4,273,284
Amneal Pharmaceuticals, Inc. (a)	5,500	23,210
Amphastar Pharmaceuticals, Inc. (a)	1,100	50,589
AnaptysBio, Inc. (a)	1,900	34,124
ANI Pharmaceuticals, Inc. (a)	600	34,836
Anika Therapeutics, Inc. (a)	800	14,904
Annexon, Inc. (a)	3,700	8,732
Apogee Therapeutics, Inc. (a)	28,740	612,162
Applied Molecular Transport, Inc. (a)	400	63
Applied Therapeutics, Inc. (a)	2,000	4,980
AquaBounty Technologies, Inc. (a)	4,649	1,111
Arcellx, Inc. (a)	1,300	46,644
Arrowhead Pharmaceuticals, Inc. (a)	700	18,809

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
ARS Pharmaceuticals, Inc. (a)	1,100	$4,158
Arvinas, Inc. (a)	300	5,892
Assertio Holdings, Inc. (a)	5,550	14,208
Astria Therapeutics, Inc. (a)	600	4,476
Atea Pharmaceuticals, Inc. (a)	2,800	8,400
Athira Pharma, Inc. (a)	3,800	7,676
aTyr Pharma, Inc. (a)	3,700	5,846
Aurinia Pharmaceuticals, Inc. (a)	11,800	91,686
Avid Bioservices, Inc. (a)	600	5,664
Avidity Biosciences, Inc. (a)	9,000	57,420
Avita Medical, Inc. (a)	1,600	23,376
Avrobio, Inc. (a)	5,400	8,316
BioAtla, Inc. (a)	4,400	7,480
BioCryst Pharmaceuticals, Inc. (a)	38,800	274,704
BioMarin Pharmaceutical, Inc. (a)	6,900	610,512
Biomea Fusion, Inc. (a)	4,400	60,544
Bio-Rad Laboratories, Inc., Class A (a)	400	143,380
BioRestorative Therapies, Inc. (a)	400	712
Bioxcel Therapeutics, Inc. (a)	400	1,012
Black Diamond Therapeutics, Inc. (a)	200	574
Bridgebio Pharma, Inc. (a)	9,100	239,967
Bristol-Myers Squibb Co.	70,000	4,062,800
C4 Therapeutics, Inc. (a)	10,300	19,158
Cara Therapeutics, Inc. (a)	1,800	3,024
CareDx, Inc. (a)	9,300	65,100
Century Therapeutics, Inc. (a)	100	200
Clearside Biomedical, Inc. (a)	2,100	1,827
Codexis, Inc. (a)	13,700	25,893
Collegium Pharmaceutical, Inc. (a)	4,400	98,340
Compass Therapeutics, Inc. (a)	200	394
Corcept Therapeutics, Inc. (a)	5,300	144,398
CorMedix, Inc. (a)	700	2,590
Corvus Pharmaceuticals, Inc. (a)	4,100	5,986
Crinetics Pharmaceuticals, Inc. (a)	600	17,844
Cue Biopharma, Inc. (a)	200	460
Cumberland Pharmaceuticals, Inc. (a)	300	567
Curis, Inc. (a)	395	2,603
Cymabay Therapeutics, Inc. (a)	15,200	226,632
Cytokinetics, Inc. (a)	4,600	135,516
CytomX Therapeutics, Inc. (a)	4,900	6,321
Deciphera Pharmaceuticals, Inc. (a)	5,000	63,600
Design Therapeutics, Inc. (a)	2,200	5,192
DiaMedica Therapeutics, Inc. (a)	100	258
Disc Medicine, Inc. (a)	600	28,188
Dominari Holdings, Inc. (a)	300	723
Durect Corp. (a)	30	75
Dynavax Technologies Corp. (a)	10,200	150,654

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Dyne Therapeutics, Inc. (a)	2,300	$20,608
Eagle Pharmaceuticals, Inc. (a)	200	3,154
Editas Medicine, Inc. (a)	17,100	133,380
Eledon Pharmaceuticals, Inc. (a)	300	411
Elevation Oncology, Inc. (a)	600	397
Eli Lilly & Co.	5,300	2,846,789
Emergent BioSolutions, Inc. (a)	10,800	36,720
Enanta Pharmaceuticals, Inc. (a)	1,900	21,223
Erasca, Inc. (a)	10,500	20,685
Esperion Therapeutics, Inc. (a)	22,400	21,952
Essa Pharma, Inc. (a)	800	2,472
Exelixis, Inc. (a)	30,900	675,165
EyePoint Pharmaceuticals, Inc. (a)	100	799
Fate Therapeutics, Inc. (a)	20,600	43,672
FibroGen, Inc. (a)	20,600	17,776
Forte Biosciences, Inc. (a)	800	530
Fulcrum Therapeutics, Inc. (a)	12,900	57,276
Fusion Pharmaceuticals, Inc. (a)	900	2,340
G1 Therapeutics, Inc. (a)	5,200	7,488
Gilead Sciences, Inc.	41,000	3,072,540
GlycoMimetics, Inc. (a)	3,200	4,800
Gossamer Bio, Inc. (a)	16,700	13,908
Graphite Bio, Inc. (a)	2,200	5,456
Harmony Biosciences Holdings, Inc. (a)	5,700	186,789
Harrow, Inc. (a)	5,000	71,850
Harvard Bioscience, Inc. (a)	2,500	10,750
HilleVax, Inc. (a)	10,491	141,104
Horizon Therapeutics PLC (a),(b)	22,396	2,590,993
Ideaya Biosciences, Inc. (a)	4,200	113,316
Immunic, Inc. (a)	9,000	13,230
ImmunoGen, Inc. (a)	39,300	623,691
Immunovant, Inc. (a)	12,900	495,231
Incyte Corp. (a)	23,500	1,357,595
Inhibrx, Inc. (a)	4,900	89,915
Inovio Pharmaceuticals, Inc. (a)	3,800	1,478
Inozyme Pharma, Inc. (a)	1,700	7,140
Insmed, Inc. (a)	13,600	343,400
Instil Bio, Inc. (a)	10,401	4,452
Intellia Therapeutics, Inc. (a)	9,200	290,904
Intercept Pharmaceuticals, Inc. (a)	3,900	72,306
Ionis Pharmaceuticals, Inc. (a)	4,000	181,440
Ironwood Pharmaceuticals, Inc. (a)	26,500	255,195
KalVista Pharmaceuticals, Inc. (a)	2,500	24,075
Karyopharm Therapeutics, Inc. (a)	7,000	9,380
Kezar Life Sciences, Inc. (a)	10,000	11,900
Kinnate Biopharma, Inc. (a)	1,000	1,400
Kodiak Sciences, Inc. (a)	3,500	6,300

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Kronos Bio, Inc. (a)	3,900	$5,070
Kymera Therapeutics, Inc. (a)	4,500	62,550
Lantern Pharma, Inc. (a)	200	682
Larimar Therapeutics, Inc. (a)	3,233	12,770
Legend Biotech Corp., ADR (a)	1,400	94,038
Lipocine, Inc. (a)	718	2,111
Liquidia Corp. (a)	6,400	40,576
MacroGenics, Inc. (a)	2,500	11,650
Madrigal Pharmaceuticals, Inc. (a)	68	9,931
MannKind Corp. (a)	33,100	136,703
Maravai LifeSciences Holdings, Inc., Class A (a)	21,700	217,000
Marinus Pharmaceuticals, Inc. (a)	200	1,610
Medpace Holdings, Inc. (a)	2,200	532,686
Merck & Co., Inc.	7,100	730,945
Mersana Therapeutics, Inc. (a)	12,300	15,621
Mettler-Toledo International, Inc. (a)	100	110,807
Milestone Pharmaceuticals, Inc. (a)	600	1,860
MiMedx Group, Inc. (a)	10,600	77,274
Mirum Pharmaceuticals, Inc. (a)	5,300	167,480
Morphic Holding, Inc. (a)	1,300	29,783
NanoString Technologies, Inc. (a)	9,400	16,168
Natera, Inc. (a)	200	8,850
Nektar Therapeutics (a)	39,600	23,586
Neoleukin Therapeutics, Inc. (a)	500	1,975
Neurocrine Biosciences, Inc. (a)	4,400	495,000
NextCure, Inc. (a)	800	1,032
NGM Biopharmaceuticals, Inc. (a)	6,600	7,062
Nkarta, Inc. (a)	2,600	3,614
Nuvation Bio, Inc. (a)	9,000	12,060
Ocular Therapeutix, Inc. (a)	2,700	8,478
Olema Pharmaceuticals, Inc. (a)	3,900	48,165
Omeros Corp. (a)	4,200	12,264
Onconova Therapeutics, Inc. (a)	1,333	962
Oncternal Therapeutics, Inc. (a)	4,600	1,395
Organogenesis Holdings, Inc. (a)	16,400	52,152
ORIC Pharmaceuticals, Inc. (a)	500	3,025
Pacira BioSciences, Inc. (a)	1,200	36,816
Passage Bio, Inc. (a)	3,200	2,106
PDS Biotechnology Corp. (a)	5,900	29,795
Personalis, Inc. (a)	4,900	5,929
Pfizer, Inc.	144,900	4,806,333
Phibro Animal Health Corp., Class A	900	11,493
Pliant Therapeutics, Inc. (a)	4,500	78,030
PMV Pharmaceuticals, Inc. (a)	800	4,912
Point Biopharma Global, Inc. (a)	100	667
Poseida Therapeutics, Inc. (a)	1,400	3,332
Prelude Therapeutics, Inc. (a)	1,000	3,090

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	600	$34,314
Protagonist Therapeutics, Inc. (a)	9,100	151,788
Protara Therapeutics, Inc. (a)	400	668
PTC Therapeutics, Inc. (a)	5,900	132,219
Puma Biotechnology, Inc. (a)	4,000	10,520
Pyxis Oncology, Inc. (a)	700	1,393
Quanterix Corp. (a)	5,100	138,414
Quince Therapeutics, Inc. (a)	2,100	2,352
Rain Oncology, Inc. (a)	3,200	2,758
RAPT Therapeutics, Inc. (a)	3,300	54,846
Regeneron Pharmaceuticals, Inc. (a)	3,100	2,551,176
Relay Therapeutics, Inc. (a)	3,500	29,435
Relmada Therapeutics, Inc. (a)	2,200	6,600
Replimune Group, Inc. (a)	6,000	102,660
Rigel Pharmaceuticals, Inc. (a)	24,300	26,244
Rocket Pharmaceuticals, Inc. (a)	5,500	112,695
Roivant Sciences Ltd. (a)	2,879	33,627
Royalty Pharma PLC, Class A	17,600	477,664
Sangamo Therapeutics, Inc. (a)	20,100	12,056
Sarepta Therapeutics, Inc. (a)	17,000	2,060,740
Science 37 Holdings, Inc. (a)	1,200	480
Sensei Biotherapeutics, Inc. (a)	400	300
Shattuck Labs, Inc. (a)	300	456
Solid Biosciences, Inc. (a)	173	436
Spruce Biosciences, Inc. (a)	1,400	3,164
Strongbridge Biopharma (a),(c)	5,000	0
Supernus Pharmaceuticals, Inc. (a)	3,400	93,738
Sutro Biopharma, Inc. (a)	4,500	15,615
Syndax Pharmaceuticals, Inc. (a)	1,700	24,684
Synlogic, Inc. (a)	173	486
Talaris Therapeutics, Inc. (a)	3,222	9,054
Tenaya Therapeutics, Inc. (a)	1,300	3,315
TG Therapeutics, Inc. (a)	20,400	170,544
Theseus Pharmaceuticals, Inc. (a)	100	269
Travere Therapeutics, Inc. (a)	13,300	118,902
Twist Bioscience Corp. (a)	200	4,052
Ultragenyx Pharmaceutical, Inc. (a)	5,800	206,770
Vanda Pharmaceuticals, Inc. (a)	9,800	42,336
Verastem, Inc. (a)	1,108	9,008
Vericel Corp. (a)	2,900	97,208
Vertex Pharmaceuticals, Inc. (a)	300	104,322
Viking Therapeutics, Inc. (a)	1,600	17,712
Viridian Therapeutics, Inc. (a)	100	1,534
XBiotech, Inc. (a)	400	1,648
Xencor, Inc. (a)	3,500	70,525
Xenon Pharmaceuticals, Inc. (a)	100	3,416

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Y-mAbs Therapeutics, Inc. (a)	3,000	$16,350

		42,218,217

Real Estate Management & Development — 0.0%
FirstService Corp.	200	29,108
Forestar Group, Inc. (a)	1,400	37,716
Opendoor Technologies, Inc. (a)	39,600	104,544
Rafael Holdings, Inc., Class B (a)	500	950
RE/MAX Holdings, Inc., Class A	1,200	15,528
Redfin Corp. (a)	17,200	121,088
RMR Group, Inc. (The), Class A	1,000	24,520
Tejon Ranch Co. (a)	500	8,110

		341,564

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc. (a)	78,900	8,112,498
Alpha & Omega Semiconductor Ltd. (a)	2,000	59,680
Ambarella, Inc. (a)	8,200	434,846
Amkor Technology, Inc.	100	2,260
Amtech Systems, Inc. (a)	500	3,810
ARM Holdings PLC, ADR (a)	89,566	4,793,573
AXT, Inc. (a)	4,700	11,280
Broadcom, Inc. (b)	678	563,133
CEVA, Inc. (a)	700	13,573
Credo Technology Group Holding Ltd. (a)	7,900	120,475
CVD Equipment Corp. (a)	200	1,370
Diodes, Inc. (a)	200	15,768
Everspin Technologies, Inc. (a)	1,000	9,830
FormFactor, Inc. (a)	4,000	139,760
GLOBALFOUNDRIES, Inc. (a)	100	5,819
Impinj, Inc. (a)	400	22,012
inTEST Corp. (a)	1,800	27,306
KLA Corp.	900	412,794
Kopin Corp. (a)	8,000	9,760
Maxeon Solar Technologies Ltd. (a)	8,000	92,720
MaxLinear, Inc. (a)	5,700	126,825
Micron Technology, Inc.	132,800	9,034,384
NVIDIA Corp. (b)	27,232	11,845,648
PDF Solutions, Inc. (a)	1,800	58,320
Photronics, Inc. (a)	5,800	117,218
Pixelworks, Inc. (a)	2,510	2,836
QUALCOMM, Inc.	41,800	4,642,308
Semtech Corp. (a)	3,400	87,550
SiTime Corp. (a)	2,400	274,200
SkyWater Technology, Inc. (a)	1,700	10,234
Skyworks Solutions, Inc.	2,300	226,757

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
SMART Global Holdings, Inc. (a)	5,300	$129,055
Synaptics, Inc. (a)	5,800	518,752
Teradyne, Inc.	1,200	120,552
Veeco Instruments, Inc. (a)	3,830	107,661

		42,154,567

Software & Services — 1.7%
8x8, Inc. (a)	8,200	20,664
A10 Networks, Inc.	7,500	112,725
ACI Worldwide, Inc. (a)	233,454	5,266,722
Agilysys, Inc. (a)	1,300	86,008
Alarm.com Holdings, Inc. (a)	300	18,342
Altair Engineering, Inc., Class A (a)	1,700	106,352
American Software, Inc., Class A	2,700	30,942
Appfolio, Inc., Class A (a)	300	54,789
Appian Corp., Class A (a)	100	4,561
AppLovin Corp., Class A (a),(b)	22,500	899,100
Arteris, Inc. (a)	100	651
Asana, Inc., Class A (a)	14,300	261,833
Atlassian Corp., Class A (a)	1,500	302,265
Backblaze, Inc., Class A (a)	100	550
BigCommerce Holdings, Inc., Series 1 (a)	4,600	45,402
Brightcove, Inc. (a)	2,400	7,896
Cadence Design Systems, Inc. (a)	1,900	445,170
Cerence, Inc. (a)	3,200	65,184
Clear Secure, Inc., Class A	1,400	26,656
Clearwater Analytics Holdings, Inc., Class A (a)	900	17,406
Cloudflare, Inc., Class A (a),(b)	30,300	1,910,112
CommVault Systems, Inc. (a)	2,000	135,220
Confluent, Inc., Class A (a)	7,100	210,231
Crowdstrike Holdings, Inc., Class A (a)	20,300	3,397,814
Datadog, Inc., Class A (a),(b)	2,000	182,180
Descartes Systems Group, Inc. (The) (a)	200	14,676
Digimarc Corp. (a)	1,100	35,739
DigitalOcean Holdings, Inc. (a),(b)	4,900	117,747
DocuSign, Inc. (a)	42,600	1,789,200
Domo, Inc., Class B (a)	3,000	29,430
Dynatrace, Inc. (a)	6,000	280,380
Ebix, Inc.	2,000	19,760
Edgio, Inc. (a)	11,800	10,055
eGain Corp. (a)	1,700	10,421
Elastic NV (a)	800	64,992
EngageSmart, Inc. (a)	2,100	37,779
Expensify, Inc., Class A (a)	200	650
Fastly, Inc., Class A (a)	23,700	454,329
Freshworks, Inc., Class A (a)	12,500	249,000
Gartner, Inc. (a)	2,500	859,025

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Greenidge Generation Holdings, Inc. (a)	20	$82
Grid Dynamics Holdings, Inc. (a)	1,200	14,616
Hackett Group, Inc. (The)	1,400	33,026
HubSpot, Inc. (a),(b)	300	147,750
Informatica, Inc., Class A (a)	400	8,428
Information Services Group, Inc.	2,300	10,074
Instructure Holdings, Inc. (a)	300	7,620
Intapp, Inc. (a)	300	10,056
Intellicheck, Inc. (a)	700	1,554
InterDigital, Inc.	500	40,120
Jamf Holding Corp. (a)	600	10,596
Klaviyo, Inc., Class A (a)	11,511	397,130
LivePerson, Inc. (a)	15,100	58,739
LiveRamp Holdings, Inc. (a)	5,800	167,272
Manhattan Associates, Inc. (a)	3,100	612,746
Microsoft Corp. (b)	38,792	12,248,574
Mitek Systems, Inc. (a)	900	9,648
Model N, Inc. (a)	2,600	63,466
Monday.com Ltd. (a)	9,300	1,480,746
MongoDB, Inc. (a),(b)	9,100	3,147,326
N-able, Inc. (a)	3,100	39,990
NetSol Technologies, Inc. (a)	200	364
Nutanix, Inc., Class A (a)	9,400	327,872
Olo, Inc., Class A (a)	2,600	15,756
Palantir Technologies, Inc., Class A (a)	274,500	4,392,000
Palo Alto Networks, Inc. (a)	32,200	7,548,968
Pegasystems, Inc.	200	8,682
PFSweb, Inc.	1,000	7,440
PROS Holdings, Inc. (a)	500	17,310
PTC, Inc. (a)	100	14,168
Q2 Holdings, Inc. (a)	174,937	5,645,217
Qualys, Inc. (a)	3,100	472,905
Rackspace Technology, Inc. (a)	3,500	8,225
Rapid7, Inc. (a)	1,100	50,358
Red Violet, Inc. (a)	100	2,001
Rimini Street, Inc. (a)	5,500	12,100
Samsara, Inc., Class A (a)	37,600	947,896
SecureWorks Corp., Class A (a)	700	4,347
SEMrush Holdings, Inc., Class A (a)	2,500	21,250
SolarWinds Corp. (a)	5,200	49,088
SoundThinking, Inc. (a)	300	5,370
Sprinklr, Inc., Class A (a)	1,200	16,608
Sprout Social, Inc., Class A (a)	1,500	74,820
SPS Commerce, Inc. (a)	200	34,122
Squarespace, Inc., Class A (a)	9,500	275,215
Telos Corp. (a)	6,900	16,491
Tenable Holdings, Inc. (a)	6,600	295,680

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Teradata Corp. (a)	2,700	$121,554
UiPath, Inc., Class A (a)	93,600	1,601,496
Unisys Corp. (a)	13,600	46,920
Unity Software, Inc. (a)	30,700	963,673
Upland Software, Inc. (a)	5,000	23,100
Varonis Systems, Inc. (a)	11,500	351,210
VeriSign, Inc. (a)	3,400	688,602
Vertex, Inc., Class A (a)	3,800	87,780
VirnetX Holding Corp.	4,200	1,067
VMware, Inc., Class A (a),(b)	13,300	2,214,184
Weave Communications, Inc. (a)	9,700	79,055
Workiva, Inc. (a)	3,100	314,154
Yext, Inc. (a)	10,500	66,465
Zoom Video Communications, Inc., Class A (a)	52,200	3,650,868
Zscaler, Inc. (a)	27,200	4,232,048
Zuora, Inc., Class A (a)	14,600	120,304

		70,918,250

Technology Hardware & Equipment — 0.7%
Aeva Technologies, Inc. (a)	5,900	4,513
Airgain, Inc. (a)	300	1,101
Amphenol Corp., Class A	52,454	4,405,611
Apple, Inc. (b)	60,762	10,403,062
Arlo Technologies, Inc. (a)	3,800	39,140
Aviat Networks, Inc. (a)	800	24,960
Benchmark Electronics, Inc.	1,600	38,816
CalAmp Corp. (a)	4,400	1,785
Calix, Inc. (a)	1,300	59,592
CAMBIUM NETWORKS Corp. (a)	1,100	8,063
Casa Systems, Inc. (a)	400	339
Celestica, Inc. (a)	8,000	196,160
CompoSecure, Inc. (a)	2,700	17,415
Comtech Telecommunications Corp.	1,800	15,750
CPI Card Group, Inc. (a)	500	9,260
Crane NXT Co.	100	5,557
Daktronics, Inc. (a)	2,300	20,516
Dell Technologies, Inc., Class C	9,000	620,100
Digi International, Inc. (a)	100	2,700
DZS, Inc. (a)	300	630
EMCORE Corp. (a)	6,200	2,948
Evolv Technologies Holdings, Inc. (a)	6,500	31,590
Extreme Networks, Inc. (a)	6,900	167,049
F5, Inc. (a)	1,100	177,254
FARO Technologies, Inc. (a)	2,000	30,460
Harmonic, Inc. (a)	16,100	155,043
Hewlett Packard Enterprise Co.	61,300	1,064,781
HP, Inc.	1,400	35,980

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Identiv, Inc. (a)	1,000	$8,440
Immersion Corp.	5,400	35,694
Infinera Corp. (a)	13,700	57,266
Inseego Corp. (a)	2,400	1,008
Intevac, Inc. (a)	400	1,244
IPG Photonics Corp. (a)	2,300	233,542
Itron, Inc. (a)	800	48,464
Keysight Technologies, Inc. (a)	300	39,693
Kimball Electronics, Inc. (a)	200	5,476
Lumentum Holdings, Inc. (a)	6,800	307,224
Methode Electronics, Inc.	2,100	47,985
Motorola Solutions, Inc.	300	81,672
Neonode, Inc. (a)	100	160
NETGEAR, Inc. (a)	2,900	36,511
NetScout Systems, Inc. (a)	1,100	30,822
nLight, Inc. (a)	3,000	31,200
PAR Technology Corp. (a)	300	11,562
PC Connection, Inc.	100	5,338
Plexus Corp. (a)	200	18,596
Pure Storage, Inc., Class A (a)	37,000	1,317,940
Ribbon Communications, Inc. (a)	3,500	9,380
ScanSource, Inc. (a)	500	15,155
Teledyne Technologies, Inc. (a)	24,875	10,163,428
Vishay Precision Group, Inc. (a)	600	20,148
Xerox Holdings Corp.	5,200	81,588

		30,149,711

Telecommunication Services — 0.2%
AT&T, Inc. (b)	153,000	2,298,060
Bandwidth, Inc., Class A (a)	4,400	49,588
EchoStar Corp., Class A (a)	1,100	18,425
Gogo, Inc. (a)	3,200	38,176
IDT Corp., Class B (a)	800	17,640
Learfield Communications LLC (a),(b)	91,802	3,855,684
Lumen Technologies, Inc. (a)	210,600	299,052
NII Holdings, Inc. (a),(c)	50,677	13,176
Ooma, Inc. (a)	900	11,709
Spok Holdings, Inc.	4,100	58,507
Telephone & Data Systems, Inc.	700	12,817
T-Mobile U.S., Inc. (b)	8,720	1,221,236

		7,894,070

Transportation — 0.3%
Air Transport Services Group, Inc. (a)	1,100	22,957
American Airlines Group, Inc. (a)	84,300	1,079,883
Avis Budget Group, Inc. (a)	3,600	646,884
Canadian Pacific Kansas City Ltd.	93,292	6,941,858

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
CSX Corp.	1,000	$30,750
Daseke, Inc. (a)	4,300	22,059
Forward Air Corp.	200	13,748
Heartland Express, Inc.	200	2,938
Lyft, Inc., Class A (a)	78,777	830,310
Marten Transport Ltd.	2,799	55,168
Mesa Air Group, Inc. (a)	4,800	4,123
Norfolk Southern Corp.	9,200	1,811,756
PAM Transportation Services, Inc. (a)	100	2,155
Pangaea Logistics Solutions Ltd.	3,500	20,580
Radiant Logistics, Inc. (a)	2,600	14,690
RXO, Inc. (a)	300	5,919
Schneider National, Inc., Class B	1,300	35,997
TuSimple Holdings, Inc., Class A (a)	31,600	49,296
Universal Logistics Holdings, Inc.	400	10,072

		11,601,143

Utilities — 0.1%
Artesian Resources Corp., Class A	300	12,597
Avangrid, Inc.	2,100	63,357
Consolidated Water Co. Ltd.	200	5,688
Hawaiian Electric Industries, Inc.	23,000	283,130
IDACORP, Inc.	100	9,365
NextEra Energy, Inc.	17,400	996,846
PG&E Corp. (a)	143,740	2,318,526
PNM Resources, Inc. (b)	10,000	446,100
TransAlta Corp.	2,500	21,750
Unitil Corp.	200	8,542
York Water Co. (The)	400	14,996

		4,180,897

Total North America		651,480,390

Oceania — 0.0%
Software & Services — 0.0%
Iris Energy Ltd. (a)	100	371

Total Oceania		371

South America — 0.0%
Banks — 0.0%
Bancolombia SA, ADR	200	5,336
NU Holdings Ltd., Class A (a)	147,100	1,066,475

		1,071,811

Consumer Services — 0.0%
Arcos Dorados Holdings, Inc., Class A	10,063	95,196

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Energy — 0.0%
Geopark Ltd.	200	$2,056
Gran Tierra Energy, Inc. (a)	4,390	30,467

		32,523

Financial Services — 0.0%
Dlocal Ltd. (a)	5,200	99,684
StoneCo Ltd., Class A (a)	50,800	542,036
XP, Inc., Class A (a)	5,400	124,470

		766,190

Food, Beverage & Tobacco — 0.0%
BRF SA, ADR (a)	2,800	5,740

Materials — 0.0%
Nexa Resources SA	700	4,235

Media & Entertainment — 0.0%
VTEX, Class A (a)	9,700	48,597

Utilities — 0.0%
Cia Energetica de Minas Gerais, ADR	9,600	23,232

Total South America		2,047,524

TOTAL COMMON STOCK (COST $680,662,614)		674,088,506

PREFERRED STOCK — 0.2%
North America — 0.2%
Commercial & Professional Services — 0.0%
Journey Group PLC (a),(b),(c)	15,330	1,573,164

Consumer Discretionary Distribution & Retail — 0.1%
Guitar Center, Inc. (a),(b),(c)	38,645	4,743,674

Health Care Equipment & Services — 0.1%
ATI Physical Therapy, Inc. (a),(b),(c)	3,039	2,583,150

Total North America		8,899,988

TOTAL PREFERRED STOCK (COST $8,825,537)		8,899,988

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.1%
Europe — 0.1%
Ares LXVI CLO Ltd., Series 2022-66A, 12.35%, 07/25/36 (b),(d),(e)	$1,000,000	$952,137
Bain Capital Credit CLO Ltd.,
Class C, 8.29%, 10/20/33 (b),(d),(e)	575,000	572,125
Series 2023-1A, 9.64%, 04/16/36 (b),(d),(e)	1,000,000	992,408
Dryden 107 CLO Ltd., Series 2023-107A, 13.13%, 08/15/35 (b),(d),(e)	500,000	485,676
KKR CLO Ltd., Series 2022-43A, 13.84%, 07/15/34 (b),(d),(e)	1,625,000	1,616,964

Total Europe		4,619,310

North America — 5.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-AG1, 6.12%, 08/25/35 (b),(e)	763,230	576,546
Series 2006-ASP6, 5.75%, 12/25/36 (b),(e)	2,510,664	839,928
AIMCO CLO, Series 2015-AA, 8.62%, 10/17/34 (b),(d),(e)	1,700,000	1,664,633
Allegro CLO XI Ltd., Series 2019-2A, 9.53%, 01/19/33 (b),(d),(e)	1,500,000	1,469,308
Allegro CLO XII Ltd., Series 2020-1A, 12.70%, 01/21/32 (b),(d),(e)	2,250,000	2,143,532
AMMC CLO 24 Ltd., Series 2021-24A, 12.16%, 01/20/35 (b),(d),(e)	1,000,000	933,447
AMSR Trust, Series 2022-SFR3, 4.00%, 10/17/39 (b),(d)	118,000	102,702
Apidos CLO XVIII Ltd., Series 2018-18A, 7.81%, 10/22/30 (b),(d),(e)	1,500,000	1,486,182
Ares LIV CLO Ltd., Series 2019-54A, 12.91%, 10/15/32 (b),(d),(e)	250,000	236,955
Ares LXI CLO Ltd., Series 2021-61A, 11.84%, 10/20/34 (b),(d),(e)	1,000,000	903,564
Ares LXVIII CLO Ltd., Series 2023-68A, 13.63%, 04/25/35 (b),(d),(e)	1,000,000	993,560
Ares XLIII CLO Ltd., Series 2017-43A, 12.43%, 07/15/34 (b),(d),(e)	1,500,000	1,401,349
Bain Capital Credit CLO Ltd.,
Series 2022-1A, 6.63%, 04/18/35 (b),(d),(e)	7,000,000	6,899,585
Series 2023-2A, 13.71%, 07/18/36 (b),(d),(e)	1,000,000	990,078
Balboa Bay Loan Funding Ltd.,
Series 2020-1A, 8.75%, 01/20/32 (b),(d),(e)	1,185,000	1,151,726
Series 2021-1A, 11.75%, 07/20/34 (b),(d),(e)	1,000,000	888,230
Series 2023-1A, 10.38%, 04/20/35 (b),(d),(e)	1,000,000	1,004,696
Series 2023-2A, 0.00%, 10/20/36 (b),(d),(f)	1,250,000	1,250,000
Series 2022-20A, 0.00%, 07/15/34 (b),(d),(e),(f)	3,500,000	3,500,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Barings CLO Ltd.,
Series 2018-4A, 8.47%, 10/15/30 (b),(d),(e)	$1,000,000	$967,326
Series 2019-2A, 12.35%, 04/15/36 (b),(d),(e)	500,000	486,233
Series 2021-2A, 11.82%, 07/15/34 (b),(d),(e)	1,000,000	952,328
Series 2023-3A, 9.91%, 10/15/36 (b),(d),(e)	1,500,000	1,500,000
Series 2023-3A, 12.74%, 10/15/36 (b),(d),(e)	1,000,000	990,000
BDS Ltd., Series 2021-FL7, 7.15%, 06/16/36 (b),(d),(e)	1,000,000	955,202
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, 12.79%, 01/20/32 (b),(d),(e)	1,000,000	961,253
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, 9.09%, 04/20/34 (b),(d),(e)	2,000,000	1,900,166
Series 2016-10A, 12.34%, 04/20/34 (b),(d),(e)	1,000,000	941,541
Benefit Street Partners CLO XX Ltd., Series 2020-20A, 12.32%, 07/15/34 (b),(d),(e)	1,000,000	970,734
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, 12.27%, 10/15/34 (b),(d),(e)	1,000,000	962,924
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, 9.26%, 04/25/34 (b),(d),(e)	1,800,000	1,764,972
BHG Securitization Trust, Series 2022-A, 3.08%, 02/20/35 (b),(d)	312,000	251,475
BlueMountain CLO XXIX Ltd., Series 2020-29A, 12.47%, 07/25/34 (b),(d),(e)	1,000,000	933,344
BlueMountain CLO XXVIII Ltd., Series 2021-28A, 11.97%, 04/15/34 (b),(d),(e)	250,000	229,569
BlueMountain CLO XXX Ltd., Series 2020-30A, 6.68%, 04/15/35 (b),(d),(e)	7,250,000	7,158,454
BlueMountain CLO XXXII Ltd., Series 2021-32A, 8.97%, 10/15/34 (b),(d),(e)	2,000,000	1,894,276
BPCRE Ltd.,
Series 2022-FL2, 8.43%, 01/16/37 (b),(d),(e)	1,000,000	994,976
Series 2022-FL2, 9.13%, 01/16/37 (b),(d),(e)	1,000,000	994,098
Broad River BSL Funding CLO Ltd., Series 2020-1A, 12.09%, 07/20/34 (b),(d),(e)	2,000,000	1,905,194
BSPRT Issuer Ltd., Series 2022-FL9, 9.25%, 07/15/39 (b),(d),(e)	1,277,000	1,222,167
Canyon CLO Ltd., Series 2021-3A, 8.62%, 07/15/34 (b),(d),(e)	1,000,000	960,159
Capital Four US CLO III Ltd., Series 2022-2A, 11.13%, 01/21/35 (b),(d),(e)	1,000,000	1,004,882
Carlyle U.S. CLO Ltd., Series 2019-1A, 8.94%, 04/20/31 (b),(d),(e)	1,500,000	1,468,935
Carlyle US CLO Ltd.,
Series 2019-2A, 8.77%, 07/15/32 (b),(d),(e)	1,500,000	1,450,929
Series 2020-1A, 11.84%, 07/20/34 (b),(d),(e)	1,000,000	932,152

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CarVal CLO I Ltd., Series 2018-1A, 11.34%, 07/16/31 (b),(d),(e)	$2,000,000	$1,720,874
CarVal CLO II Ltd., Series 2019-1A, 12.16%, 04/20/32 (b),(d),(e)	2,500,000	2,322,600
CarVal CLO IV Ltd., Series 2021-1A, 12.19%, 07/20/34 (b),(d),(e)	1,000,000	902,451
Cedar Funding IV CLO Ltd., Series 2014-4A, 12.22%, 07/23/34 (b),(d),(e)	1,500,000	1,379,532
Cedar Funding VI CLO Ltd.,
Series 2016-6A, 8.90%, 04/20/34 (b),(d),(e)	1,000,000	950,415
Series 2016-6A, 12.31%, 04/20/34 (b),(d),(e)	1,250,000	1,166,787
Cedar Funding XII CLO Ltd., Series 2020-12A, 6.74%, 10/25/34 (b),(d),(e)	8,325,000	8,254,188
Cedar Funding XVII CLO Ltd., Series 2023-17A, 13.59%, 07/20/36 (b),(d),(e)	1,000,000	993,232
CIFC Funding Ltd.,
Series 2019-3A, 12.37%, 10/16/34 (b),(d),(e)	1,000,000	992,311
Series 2021-6A, 8.67%, 10/15/34 (b),(d),(e)	1,000,000	976,815
CoreVest American Finance Ltd.,
Series 2017-2, 5.56%, 12/25/27 (b),(d),(e)	1,000,000	888,718
Series 2019-2, 2.58%, 06/15/52 (b),(d),(e),(g)	3,464,462	49,206
Series 2019-3, 2.19%, 10/15/52 (b),(d),(e),(g)	7,950,026	200,659
Series 2020-1, 4.82%, 03/15/50 (b),(d),(e)	125,000	103,767
Series 2020-4, 2.94%, 12/15/52 (b),(d),(e),(g)	1,000,000	103,875
Series 2020-4, 3.99%, 12/15/52 (b),(d),(e),(g)	731,656	67,175
Series 2021-1, 3.06%, 04/15/53 (b),(d),(e),(g)	718,071	44,265
Series 2021-2, 3.14%, 07/15/54 (b),(d),(e),(g)	800,278	67,395
Countrywide Asset-Backed Certificates Trust, Series 2005-BC4, 8.06%, 08/25/35 (b),(e)	408,284	229,876
Dryden 92 CLO Ltd., Series 2021-92A, 12.14%, 11/20/34 (b),(d),(e)	1,269,871	1,156,464
Dryden 95 CLO Ltd., Series 2021-95A, 11.79%, 08/20/34 (b),(d),(e)	1,000,000	895,065
Eaton Vance CLO Ltd., Series 2013-1A, 8.97%, 01/15/34 (b),(d),(e)	2,500,000	2,450,125
Elmwood CLO 21 Ltd., Series 2022-8A, 0.00%, 10/20/36 (b),(d),(e),(f)	1,000,000	1,000,000
FBR Securitization Trust, Series 2005-5, 6.41%, 11/25/35 (b),(e)	512,000	251,274
FFMLT Trust, Series 2005-FF11, 6.36%, 11/25/35 (b),(e)	289,222	237,506
Fort Washington CLO Ltd., Series 2021-2A, 12.20%, 10/20/34 (b),(d),(e)	1,500,000	1,396,330
FS Rialto Issuer LLC,
Series 2022-FL4, 8.56%, 01/19/39 (b),(d),(e)	1,000,000	972,423
Series 2022-FL5, 8.70%, 06/19/37 (b),(d),(e)	155,000	152,279
Series 2022-FL5, 9.25%, 06/19/37 (b),(d),(e)	1,000,000	981,251

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Galaxy 30 CLO Ltd., Series 2022-30A, 12.26%, 04/15/35 (b),(d),(e)	$1,000,000	$953,906
Galaxy 31 CLO Ltd.,
Series 2023-31A, 10.03%, 04/15/36 (b),(d),(e)	1,500,000	1,510,164
Series 2023-31A, 13.21%, 04/15/36 (b),(d),(e)	2,000,000	2,000,586
Galaxy 32 CLO Ltd., Series 2023-32A, 0.00%, 10/20/36 (b),(d),(e),(f)	1,000,000	1,000,000
Galaxy XXII CLO Ltd., Series 2016-22A, 12.07%, 04/16/34 (b),(d),(e)	500,000	459,852
Galaxy XXVII CLO Ltd., Series 2018-27A, 11.41%, 05/16/31 (b),(d),(e)	1,000,000	920,311
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, 11.74%, 10/20/34 (b),(d),(e)	1,000,000	954,906
Goldentree Loan Management US CLO Ltd., Series 2022-14A, 9.78%, 07/20/35 (b),(d),(e)	1,500,000	1,503,477
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, 7.80%, 07/20/55 (b),(d)	361,000	349,499
Greywolf CLO II Ltd., Series 2013-1A, 8.92%, 04/15/34 (b),(d),(e)	1,000,000	967,220
GSAA Home Equity Trust,
Series 2004-5, 4.36%, 06/25/34 (b),(h)	293,114	214,148
Series 2006-6, 5.73%, 03/25/36 (b),(e)	824,887	249,994
Series 2006-8, 5.99%, 05/25/36 (b),(e)	1,527,000	306,101
Gulf Stream Meridian 5 Ltd., Series 2021-5A, 11.90%, 07/15/34 (b),(d),(e)	1,500,000	1,367,367
Halsey Point CLO I Ltd., Series 2019-1A, 13.29%, 01/20/33 (b),(d),(e)	1,000,000	963,530
HalseyPoint CLO 4 Ltd., Series 2021-4A, 12.30%, 04/20/34 (b),(d),(e)	1,500,000	1,372,314
Halseypoint Clo 5 Ltd., Series 2021-5A, 12.57%, 01/30/35 (b),(d),(e)	1,000,000	914,151
Halseypoint CLO 7 Ltd., Series 2023-7A, 11.10%, 07/20/36 (b),(d),(e)	1,000,000	1,002,535
HPS Loan Management Ltd., Series 2021-16A, 12.11%, 01/23/35 (b),(d),(e)	1,000,000	940,879
Jamestown CLO XIV Ltd., Series 2019-14A, 12.79%, 10/20/34 (b),(d),(e)	1,500,000	1,395,906
Jamestown CLO XVI Ltd., Series 2021-16A, 9.26%, 07/25/34 (b),(d),(e)	1,000,000	956,644
Long Beach Mortgage Loan Trust,
Series 2006-10, 5.75%, 11/25/36 (b),(e)	2,921,034	876,182
Series 2006-4, 5.95%, 05/25/36 (b),(e)	6,737,863	1,879,365
Magnetite XXVIII Ltd., Series 2020-28A, 6.72%, 01/20/35 (b),(d),(e)	10,000,000	9,954,710

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, 8.93%, 10/25/37 (b),(e)	$706,518	$441,873
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, 5.67%, 10/25/37 (b),(e)	1,509,278	248,326
Series 2006-RM5, 5.79%, 10/25/37 (b),(e)	2,198,523	365,447
MF1 LLC,
Series 2022-FL9, 8.48%, 06/19/37 (b),(d),(e)	1,213,000	1,199,046
Series 2022-FL9, 9.03%, 06/19/37 (b),(d),(e)	1,000,000	976,189
MF1 Ltd., Series 2021-FL7, 7.50%, 10/16/36 (b),(d),(e)	310,000	296,122
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, 8.45%, 07/15/36 (b),(d),(e)	100,000	96,200
MidOcean Credit CLO XI Ltd., Series 2022-11A, 14.42%, 10/18/33 (b),(d),(e)	1,817,500	1,777,502
MidOcean Credit CLO XII Ltd., Series 2023-12A, 13.72%, 04/18/34 (b),(d),(e)	1,000,000	996,360
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, 12.09%, 04/20/31 (b),(d),(e)	1,000,000	941,556
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, 11.84%, 10/20/35 (b),(d),(e)	1,000,000	951,737
New Mountain CLO 2 Ltd., Series CLO-2A, 11.93%, 04/15/34 (b),(d),(e)	1,000,000	959,999
OCP CLO Ltd.,
Series 2015-10A, 7.66%, 01/26/34 (b),(d),(e)	1,000,000	966,856
Series 2015-10A, 8.56%, 01/26/34 (b),(d),(e)	1,000,000	945,834
Series 2020-18A, 12.02%, 07/20/32 (b),(d),(e)	1,000,000	936,465
Series 2021-22A, 12.19%, 12/02/34 (b),(d),(e)	2,000,000	1,868,758
Series 2022-25A, 11.48%, 07/20/35 (b),(d),(e)	1,000,000	978,578
Series 2023-28A, 13.82%, 07/16/36 (b),(d),(e)	1,000,000	992,594
Octagon 60 Ltd., Series 2022-1A, 10.33%, 10/20/35 (b),(d),(e)	1,000,000	1,003,501
Octagon 62 Ltd., Series 2022-1A, 13.08%, 01/20/36 (b),(d),(e)	2,000,000	1,977,090
Octagon 66 Ltd., Series 2022-1A, 9.83%, 08/16/33 (b),(d),(e)	1,000,000	993,908
Oportun Issuance Trust, Series 2021-B, 3.65%, 05/08/31 (b),(d)	5,000,000	4,586,275
Palmer Square CLO Ltd.,
Series 2022-3A, 13.31%, 07/20/35 (b),(d),(e)	1,000,000	988,711
Series 2022-4A, 10.67%, 10/20/35 (b),(d),(e)	1,000,000	1,015,383
Parallel Ltd., Series 2021-2A, 12.79%, 10/20/34 (b),(d),(e)	1,000,000	908,279
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, 12.62%, 04/20/35 (b),(d),(e)	1,000,000	909,804
People’s Choice Home Loan Securities Trust, Series 2005-2, 6.41%, 05/25/35 (b),(e)	488,000	251,568

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pikes Peak CLO 2, Series 2018-2A, 8.82%, 10/18/34 (b),(d),(e)	$2,000,000	$1,967,204
Pikes Peak CLO 6, Series 2020-6A, 12.07%, 05/18/34 (b),(d),(e)	1,000,000	925,130
Point Securitization Trust, Series 2021-1, 5.56%, 02/25/52 (b),(d),(e),(g)	1,000,000	885,065
Post CLO Ltd., Series 2021-1A, 12.02%, 10/15/34 (b),(d),(e)	1,000,000	946,712
PPM CLO 2 Ltd., Series 2019-2A, 12.12%, 04/16/32 (b),(d),(e)	1,750,000	1,608,808
PPM CLO 3 Ltd., Series 2019-3A, 12.18%, 04/17/34 (b),(d),(e)	500,000	433,588
Preston Ridge Partners Mortgage LLC,
SEQ, 3.60%, 09/25/26 (b),(d),(e)	129,000	109,583
SEQ, 3.97%, 10/25/26 (b),(d),(e)	244,000	204,487
Series 2021-6, 3.47%, 07/25/26 (b),(d),(h)	100,000	83,413
Series 2021-7, 3.67%, 08/25/26 (b),(d),(h)	207,000	174,392
PRET LLC, Series 2021-NPL3, 3.72%, 07/25/51 (b),(d),(h)	101,000	82,517
Progress Residential Trust,
Series 2022-SFR2, 4.55%, 04/17/27 (b),(d)	100,000	90,238
Series 2022-SFR3, 5.20%, 04/17/39 (b),(d)	1,000,000	916,645
Series 2022-SFR4, 6.12%, 05/17/41 (b),(d)	100,000	91,719
Rad CLO 2 Ltd., Series 2018-2A, 11.57%, 10/15/31 (b),(d),(e)	416,667	384,451
Rad CLO 3 Ltd., Series 2019-3A, 12.07%, 04/15/32 (b),(d),(e)	1,000,000	922,806
Rad CLO 7 Ltd., Series 2020-7A, 12.07%, 04/17/33 (b),(d),(e)	1,000,000	973,323
Rad CLO Ltd., Series 2023-18A, 13.79%, 04/15/36 (b),(d),(e)	1,000,000	998,304
RAMP Trust, Series 2005-RS4, 7.35%, 04/25/35 (b),(e)	2,253,000	1,703,615
RASC Trust,
Series 2006-KS1, 6.23%, 02/25/36 (b),(e)	322,732	229,580
Series 2006-KS8, 5.72%, 10/25/36 (b),(e)	284,077	222,882
Ready Capital Mortgage Financing LLC,
Series 2021-FL7, 8.38%, 11/25/36 (b),(d),(e)	100,000	90,769
Series 2022-FL9, 8.93%, 06/25/37 (b),(d),(e)	290,000	285,822
Series 2022-FL9, 9.63%, 06/25/37 (b),(d),(e)	1,000,000	982,904
Rockford Tower CLO Ltd., Series 2020-1A, 12.49%, 01/20/32 (b),(d),(e)	1,500,000	1,402,441
Romark CLO II Ltd., Series 2018-2A, 11.86%, 07/25/31 (b),(d),(e)	2,250,000	1,944,646
Romark CLO IV Ltd.,
Series 2021-4A, 8.74%, 07/10/34 (b),(d),(e)	1,000,000	935,842
Series 2021-4A, 12.49%, 07/10/34 (b),(d),(e)	500,000	461,247

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
RR 2 Ltd., Series 2017-2A, 11.37%, 04/15/36 (b),(d),(e)	$1,000,000	$919,360
RR15 Ltd., Series 2021-15A, 8.47%, 04/15/36 (b),(d),(e)	1,000,000	944,760
Shackleton CLO Ltd., Series 2019-14A, 12.91%, 07/20/34 (b),(d),(e)	500,000	470,978
Signal Peak CLO 7 Ltd., Series 2019-1A, 9.48%, 04/30/32 (b),(d),(e)	1,500,000	1,471,870
Sound Point CLO XXIII Ltd., Series 2019-2A, 12.04%, 07/15/34 (b),(d),(e)	2,400,000	1,976,602
STAR Trust,
Series 2022-SFR3, 8.53%, 05/17/24 (b),(d),(e)	1,000,000	974,796
Series 2022-SFR3, 9.03%, 05/17/24 (b),(d),(e)	1,000,000	976,774
Symphony CLO 34-PS Ltd., Series 2022-34A, 10.61%, 07/24/36 (b),(d),(e)	1,000,000	994,877
Symphony CLO Ltd., Series 2023-38A, 10.02%, 04/24/36 (b),(d),(e)	1,000,000	1,001,846
Symphony CLO XXIII Ltd., Series 2020-23A, 8.72%, 01/15/34 (b),(d),(e)	1,000,000	987,117
TCI-Flatiron CLO Ltd., Series 2017-1A, 11.99%, 11/18/30 (b),(d),(e)	750,000	739,007
TCW CLO Ltd., Series 2017-1A, 7.93%, 10/29/34 (b),(d),(e)	1,000,000	964,017
Trestles CLO IV Ltd., Series 2021-4A, 11.85%, 07/21/34 (b),(d),(e)	1,000,000	941,595
Trestles CLO V Ltd., Series 2021-5A, 11.94%, 10/20/34 (b),(d),(e)	1,500,000	1,395,169
Trinitas CLO VI Ltd., Series 2017-6A, 12.43%, 01/25/34 (b),(d),(e)	1,000,000	864,959
TRTX Issuer Ltd., Series 2022-FL5, 7.46%, 02/15/39 (b),(d),(e)	1,000,000	962,936
Vericrest Opportunity Loan Transferee, SEQ, 4.21%, 08/25/51 (b),(d),(h)	100,000	75,643
Vibrant CLO XII Ltd.,
Series 2021-12A, 9.24%, 01/20/34 (b),(d),(e)	1,000,000	957,268
Series 2021-12A, 12.70%, 01/20/34 (b),(d),(e)	2,000,000	1,842,712
Vibrant CLO XIII Ltd., Series 2021-13A, 12.63%, 07/15/34 (b),(d),(e)	1,500,000	1,380,955
Vibrant CLO XVI Ltd., Series 2023-16A, 11.05%, 04/15/36 (b),(d),(e)	1,000,000	1,003,005
VOLT CIII LLC, SEQ, 3.97%, 08/25/51 (b),(d),(h)	124,000	102,608
Voya CLO Ltd.,
Series 2018-3A, 11.32%, 10/15/31 (b),(d),(e)	1,500,000	1,303,893
Series 2020-3A, 8.84%, 10/20/34 (b),(d),(e)	1,100,000	1,065,100
Series 2021-1A, 11.92%, 07/15/34 (b),(d),(e)	1,000,000	934,907

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, 6.11%, 05/25/36 (b),(e)	$3,010,927		$2,544,119

Total North America			203,538,882

TOTAL ASSET-BACKED SECURITIES (COST $213,623,703)			208,158,192

CONVERTIBLE BONDS — 0.0%
North America — 0.0%
Holding Companies—Divers — 0.0%
RWT Holdings, Inc., 5.75%, 10/01/25 (b)	1,183,000		1,094,701

Total North America			1,094,701

TOTAL CONVERTIBLE BONDS (COST $1,183,000)			1,094,701

BANK DEBT — 4.0%
Europe — 0.4%
Entertainment — 0.1%
McLaren Racing Ltd., GBP Term Loan, 0.00%, 12/31/35 (b),(c)	2,150,814	GBP	2,870,963

Investment Company Security — 0.2%
Infinity Bidco US LLC,
2021 Incremental Fixed Term Loan, 9.50%, 04/01/28 (b),(c)	$2,485,904		2,490,876
Fixed Term Loan, 9.50%, 12/23/23 (b),(c)	5,801,119		5,812,721

			8,303,597

Software — 0.1%
Cuppa Bidco BV,
EUR Term Loan B1, 4.75%, 07/30/29 (b),(e)	2,854,029	EUR	2,771,321
GBP Term Loan B2, 10.55%, 07/30/29 (b),(e)	2,398,453	GBP	2,671,760

			5,443,081

Total Europe			16,617,641

North America — 3.2%
Apparel — 0.0%
Mad Engine Global LLC, Term Loan, 12.65%, 07/15/27 (b),(e),(i)	$1,513,548		1,064,024

Auto Parts & Equipment — 0.0%
First Brands Group LLC, 2022 Incremental Term Loan, 10.88%, 03/30/27 (b),(c),(e),(i)	1,479,474		1,458,214

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan, 9.07%, 04/05/28 (b),(e)	$60,541	$39,503

Commercial Services — 0.0%
PECF USS Intermediate Holding III Corp., Term Loan B, 9.88%, 12/15/28 (b),(e)	1,208,814	965,432

Computers — 0.0%
Atlas CC Acquisition Corp.,
Term Loan B, 9.93%, 05/25/28 (b),(e)	1,180,213	1,097,598
Term Loan C, 9.93%, 05/25/28 (b),(e)	240,053	223,250

		1,320,848

Cosmetics/Personal Care — 0.2%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 11.95%, 05/02/28 (b),(e)	8,600,792	8,446,666

Diversified Financial Services — 0.1%
Astra Acquisition Corp., 2021 1st Lien Term Loan, 5.25%, 10/25/28 (b),(e)	131,376	98,105
Curo Group Holdings Corp., Term Loan, 6.00%, 08/02/27 (b)	3,835,076	3,681,673

		3,779,778

Engineering & Construction — 0.3%
Qualtek Buyer LLC,
2023 PIK Second Lien Term Loan, 9.00%, 01/14/27 (b),(c),(e),(i)	5,690,516	4,097,171
2023 PIK Term Loan, 0.00%, 07/14/25 (b),(c),(e),(i)	6,868,337	6,833,996

		10,931,167

Entertainment — 0.1%
Bulldog Purchaser, Inc., 2018 Term Loan, 9.27%, 09/05/25 (b),(e)	4,274,170	4,116,923

Environmental Control — 0.0%
Gopher Resource LLC, 1st Lien Term Loan, 8.98%, 03/06/25 (b),(e)	1,899,801	1,586,334

Food — 0.1%
H Food Holdings LLC,
2018 Incremental Term Loan B2, 9.58%, 05/23/25 (b),(e)	599,493	522,686
2018 Term Loan B, 3.69%, 05/23/25 (b),(e)	4,566,207	3,967,532

		4,490,218

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Healthcare—Services — 0.3%
Gordian Medical, Inc., Term Loan B, 12.15%, 01/31/27 (b),(e)	$5,735,661		$3,556,110
MED ParentCo LP, 1st Lien Term Loan, 9.68%, 08/31/26 (b),(e)	3,256,825		3,103,070
Team Health Holdings, Inc.,
1st Lien Term Loan, 8.18%, 02/06/24 (b),(e)	2,615,025		2,545,073
2022 Term Loan B, 10.57%, 03/02/27 (b),(e)	1,522,788		1,149,705
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 10.61%, 06/20/28 (b),(e),(i)	2,098,648		1,386,850
Women’s Care Enterprises LLC, 2nd Lien Term Loan, 13.80%, 01/12/29 (b),(c),(e)	1,663,628		1,330,902

			13,071,710

Home Furnishings — 0.1%
Stitch Aquisition Corp., Term Loan B, 12.40%, 07/28/28 (b),(e)	1,538,620		1,171,921
Weber-Stephen Products LLC,
2022 Incremental Term Loan B, 9.67%, 10/30/27 (b),(e)	871,211		785,728
Term Loan B, 8.68%, 10/30/27 (b),(e)	704,845		633,183

			2,590,832

Housewares — 0.1%
Springs Windows Fashions LLC, 2021 Term Loan B, 9.43%, 10/06/28 (b),(e)	2,576,043		2,185,334

Insurance — 0.2%
Asurion LLC,
2020 Term Loan B8, 8.68%, 12/23/26 (b),(e)	2,021,096		1,975,621
2021 Second Lien Term Loan B4, 10.68%, 01/20/29 (b),(e)	4,434,371		3,922,024
2023 Term Loan B11, 9.67%, 08/19/28 (b),(e)	783,867		760,351

			6,657,996

Investment Company Security — 0.4%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3.50%, 08/21/26 (b)	302,168		292,975
HB Acquisitions LLC, 2022 AUD Term Loan, 10.61%, 02/15/25 (b),(c),(e)	21,079,817	AUD	13,282,203
New Millennium HoldCo, Inc., 2020 Term Loan, 10.87%, 05/14/25 (b),(c),(e)	$1,983,259		1,973,343

			15,548,521

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Leisure Time — 0.1%
Hornblower Sub LLC,
2020 Repriced Term Loan B, 10.15%, 04/27/25 (b),(c),(e)	$10,402,356		$3,952,895
2020 Super Priority Term Loan, 15.63%, 11/10/25 (b),(e)	321,386		321,226
2021 Incremental Term Loan, 15.63%, 11/10/25 (b),(e)	450,372		450,146

			4,724,267

Machinery—Diversified — 0.4%
Arcline FM Holdings LLC, 2021 2nd Lien Term Loan, 13.90%, 06/23/29 (b),(c),(e)	4,416,711		4,240,043
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 12.15%, 05/21/29 (b),(c),(e)	1,122,432		1,094,371
2021 USD 2nd Lien Term Loan, 11.65%, 05/21/29 (b),(c),(e)	11,545,028		11,256,402
Titan Acquisition Ltd., 2018 Term Loan B, 8.65%, 03/28/25 (b),(e)	319,285		316,332

			16,907,148

Media — 0.2%
A-L Parent LLC, 2023 Take Back Term Loan, 10.83%, 06/30/28 (b),(c)	6,502,268		6,290,944

Miscellaneous Manufacturing — 0.1%
TCG AcquisitionCo BV, 2023 EUR Term Loan B, 8.66%, 09/14/28 (b),(e)	3,646,477	EUR	3,784,148

Oil & Gas — 0.2%
Gulf Finance LLC, 2021 Term Loan, 12.63%, 08/25/26 (b),(e)	$5,379,359		5,384,147
Par Petroleum LLC, 2023 Term Loan B, 9.77%, 02/28/30 (b),(e),(i)	3,433,181		3,423,156

			8,807,303

Pharmaceuticals — 0.0%
Covetrus, Inc., Term Loan, 10.39%, 10/13/29 (b),(e)	591,905		585,033

Real Estate — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2023 Term Loan B, 9.32%, 01/31/30 (b),(c),(e)	2,147,337		2,125,864

Retail — 0.0%
Michaels Companies, Inc., 2021 Term Loan B, 9.90%, 04/15/28 (b),(e)	1,374,487		1,251,401

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Software — 0.2%
Castle U.S. Holding Corp., EUR Term Loan, 3.75%, 01/29/27 (b),(e)	506,389	EUR	$386,442
Castle US Holding Corp., USD Term Loan B, 9.43%, 01/29/27 (b),(e)	$2,553,612		1,994,550
Cloud Software Group, Inc., 2022 USD Term Loan A, 9.99%, 09/29/28 (b),(e)	2,586,817		2,479,749
Constant Contact, Inc.,
Second Lien Term Loan, 13.06%, 02/12/29 (b),(c),(e)	3,982,483		3,367,707
Term Loan, 9.56%, 02/10/28 (b),(e)	114,512		110,433
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 9.43%, 12/18/28 (b),(e)	59,195		48,125

			8,387,006

Total North America			131,116,614

Oceania — 0.1%
Lodging — 0.1%
Journey Beyond, AUD Term Loan, 9.89%, 02/15/25 (b),(c),(e)	5,791,944	AUD	3,723,931

Total Oceania			3,723,931

South America — 0.3%
Food Service — 0.1%
TKC Holdings, Inc.,
2021 Term Loan, 10.93%, 05/15/28 (b),(e)	$343,410		327,613
2022 PIK Toggle Holdco Term Loan, 0.00%, 02/15/27 (b),(c)	4,089,751		1,840,388

			2,168,001

Iron/Steel — 0.2%
Samarco Mineracao SA,
Fixed Rate Term Loan, 0.00%, 08/30/24 (b),(c)	11,623,127		8,325,065
Fixed Rate Term Loan 2, 0.00%, 08/31/28 (b),(c),(e)	730,380		432,385
Term Loan, 0.00%, 12/31/22 (b),(c)	719,110		515,062

			9,272,512

Media — 0.0%
LBI Media, Inc., Exit Term Loan, 12.97%, 10/15/24 (b),(c)	326,164		101,437

Total South America			11,541,950

TOTAL BANK DEBT (COST $177,007,033)			163,000,136

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 12.4%
Africa — 0.1%
Chemicals — 0.1%
Sasol Financing USA LLC,
4.38%, 09/18/26 (b)	$3,856,000	$3,418,286
5.88%, 03/27/24 (b)	1,937,000	1,917,918

		5,336,204

Electric — 0.0%
Eskom Holdings SOC Ltd, 6.35%, 08/10/28 (b),(j)	1,339,000	1,216,789

Total Africa		6,552,993

Asia — 1.5%
Chemicals — 0.1%
GC Treasury Center Co. Ltd.,
MTN, 4.30%, 03/18/51 (b),(j)	720,000	466,998
MTN, 5.20%, 03/30/52 (b),(j)	2,598,000	1,921,582

		2,388,580

Commercial Services — 0.0%
Adani Ports & Special Economic Zone Ltd., GBP Term Loan B2, 3.10%, 02/02/31 (b),(j)	1,292,000	891,161

Electric — 0.2%
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (b),(j)	995,290	886,345
Minejesa Capital BV,
4.63%, 08/10/30 (b),(j)	2,122,000	1,885,397
5.63%, 08/10/37 (b),(j)	496,000	378,379
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
3.88%, 07/17/29 (b),(j)	728,000	648,590
6.25%, 01/25/49 (b),(j)	512,000	462,438
MTN, 4.00%, 06/30/50 (j)	1,113,000	719,833
MTN, 4.38%, 02/05/50 (j)	1,000,000	678,621
MTN, 5.25%, 05/15/47 (b),(j)	3,345,000	2,692,725

		8,352,328

Energy—Alternate Sources — 0.1%
Greenko Wind Projects Mauritius Ltd, 5.50%, 04/06/25 (b),(j)	2,407,000	2,305,837
SK Battery America, Inc., 2.13%, 01/26/26 (b)	1,820,000	1,627,069

		3,932,906

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Internet — 0.4%
Prosus NV,
2.09%, 01/19/30 (b),(j)	1,913,000	EUR	$1,554,593
3.26%, 01/19/27 (b),(j)	$3,158,000		2,797,680
3.68%, 01/21/30 (b),(j)	1,179,000		950,308
3.83%, 02/08/51 (b),(j)	12,791,000		7,064,439
4.19%, 01/19/32 (b),(j)	1,151,000		917,831
MTN, 3.06%, 07/13/31 (b),(j)	1,867,000		1,386,168
MTN, 4.03%, 08/03/50 (b),(j)	2,834,000		1,622,643

			16,293,662

Investment Company Security — 0.1%
Huarong Finance 2017 Co., Ltd.,
MTN, 4.25%, 11/07/27 (b)	2,467,000		2,047,610
MTN, 4.95%, 11/07/47 (b)	2,300,000		1,633,000
Huarong Finance 2019 Co., Ltd.,
MTN, 3.88%, 11/13/29 (b),(j)	379,000		298,038
MTN, 4.25%, 09/30/25 (b),(e)	207,000		174,977

			4,153,625

Mining — 0.5%
Freeport Indonesia PT,
6.20%, 04/14/52 (b),(j)	5,065,000		4,236,899
MTN, 4.76%, 04/14/27 (b),(j)	2,926,000		2,777,160
MTN, 5.32%, 04/14/32 (b),(j),(k)	9,997,000		9,061,582
Indonesia Asahan Aluminium Persero PT, 4.75%, 05/15/25 (b),(j)	986,000		963,322
Indonesia Asahan Aluminium PT, 6.76%, 11/15/48 (b)	3,012,000		2,741,793

			19,780,756

Multi-National — 0.1%
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25 (b),(j)	3,750,000		3,150,000

Oil & Gas — 0.0%
Thaioil Treasury Center Co., Ltd.,
MTN, 3.50%, 10/17/49 (b),(j)	474,000		272,066
MTN, 3.75%, 06/18/50 (b),(j)	1,563,000		941,531

			1,213,597

Real Estate — 0.0%
Scenery Journey Ltd.,
13.00%, 11/06/22 (b),(j)	800,000		25,952
GBP Term Loan B2, 11.50%, 10/24/22 (b)	3,901,000		126,470

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
GBP Term Loan B2, 12.00%, 10/24/23 (b)	$400,000		$14,344

			166,766

Total Asia			60,323,381

Europe — 1.3%
Agriculture — 0.2%
MHP Lux SA,
6.25%, 09/19/29 (b),(d)	689,000		411,312
GBP Term Loan B2, 6.25%, 09/19/29 (b),(j)	3,232,000		1,929,406
GBP Term Loan B2, 6.95%, 04/03/26 (b),(j)	3,057,000		2,064,698
MHP SE,
7.75%, 05/10/24 (b),(d)	400,000		335,793
GBP Term Loan B2, 7.75%, 05/10/24 (b),(j)	2,413,000		2,025,670

			6,766,879

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (b),(d)	9,716,000		9,835,949
Mclaren Finance PLC, 7.50%, 08/01/26 (b),(d)	2,523,000		2,182,617

			12,018,566

Commercial Banks — 0.0%
Credit Suisse Group AG, 6.25%, 12/29/49 (b),(d),(r)	235,000		22,325

Engineering & Construction — 0.0%
Heathrow Finance PLC, GBP Term Loan B2, 4.13%, 09/01/29 (b)	1,330,000	GBP	1,308,384

Entertainment — 0.0%
CPUK Finance Ltd., 6.50%, 08/28/26 (b)	1,147,000	GBP	1,332,941

Food — 0.2%
Bellis Acquisition Co. PLC, GBP Term Loan B2, 3.25%, 02/16/26 (b),(j)	5,563,000	GBP	5,893,242
Forno d’Asolo SpA, GBP Term Loan B2, 9.47%, 04/30/27 (b),(d),(e)	3,404,000	EUR	3,256,986

			9,150,228

Healthcare—Services — 0.1%
Kedrion SpA, 6.50%, 09/01/29 (b),(d)	$3,460,000		2,966,950

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings S.a.r.l.,
3.63%, 10/29/29 (b)	1,111,000	EUR	996,535
4.88%, 04/29/32 (b)	1,120,000	GBP	1,057,952

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
P3 Group Sarl, MTN, 1.63%, 01/26/29 (b),(j)	127,000	EUR	$106,433
Sagax Euro Mtn NL BV, MTN, 1.00%, 05/17/29 (b)	643,000	EUR	514,437
VGP NV,
1.50%, 04/08/29 (b)	400,000	EUR	313,284
1.63%, 01/17/27 (b)	600,000	EUR	536,036
2.25%, 01/17/30 (b)	600,000	EUR	480,869

			4,005,546

Retail — 0.3%
Stonegate Pub Co. Financing 2019 PLC,
8.25%, 07/31/25 (b)	11,373,000	GBP	13,114,394
GBP Term Loan B2, 8.25%, 07/31/25 (b),(d)	215,000	GBP	247,920

			13,362,314

Sovereign — 0.1%
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27 (b),(j)	$2,750,000		2,703,250

Total Europe			53,637,383

Middle East — 1.0%
Commercial Banks — 0.3%
Bank Leumi Le-Israel BM, 7.13%, 07/18/33 (b),(e),(j)	3,094,000		3,035,907
First Abu Dhabi Bank PJSC, 6.32%, 04/04/34 (b),(e),(j)	1,100,000		1,105,797
Israel Discount Bank Ltd., 5.38%, 01/26/28 (b)	5,157,000		4,999,608
QNB Finansbank AS, 6.88%, 09/07/24 (b),(j)	5,043,000		5,030,393

			14,171,705

Diversified Financial Services — 0.1%
MDGH GMTN RSC Ltd, MTN, 3.70%, 11/07/49 (b),(j)	502,000		358,302
Turkiye Sinai Kalkinma Bankasi AS, MTN, 9.38%, 10/19/28 (b),(j)	2,085,000		2,096,259

			2,454,561

Electric — 0.2%
Israel Electric Corp. Ltd., 5.00%, 11/12/24 (b)	7,122,000		7,026,067

Energy—Alternate Sources — 0.1%
Masdar Abu Dhabi Future Energy Co, MTN, 4.88%, 07/25/33 (b)	2,700,000		2,551,392

Investment Company Security — 0.3%
Gaci First Investment Co.,
5.13%, 02/14/53 (b)	7,645,000		6,197,954

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 10/13/22 (b)	$8,459,000	$6,890,668

		13,088,622

Total Middle East		39,292,347

North America — 7.2%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/29 (b),(d)	3,067,000	2,345,133
7.75%, 04/15/28 (b),(d)	1,155,000	922,165
9.00%, 09/15/28 (b),(d)	1,903,000	1,884,617

		5,151,915

Auto Manufacturers — 0.1%
Nissan Motor Acceptance Co LLC, 7.05%, 09/15/28 (b),(j)	2,161,000	2,160,626
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28 (b),(d)	426,000	425,926
Rivian Holdings LLC, 10.93%, 10/15/26 (b),(d),(e)	2,031,000	2,036,078

		4,622,630

Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(d)	3,342,000	2,702,843

Commercial Banks — 0.0%
BBVA Bancomer SA, 8.45%, 06/29/38 (b),(e),(j)	1,600,000	1,577,054

Diversified Financial Services — 0.4%
Charles Schwab Corp. (The), Series I, 4.00%, 06/01/26 (b),(e),(r)	6,447,000	5,384,578
Curo Group Holdings Corp., 7.50%, 08/01/28 (b),(d)	14,015,000	5,606,000
MF Global Holdings Ltd., 6.75%, 08/08/16 (a),(b),(c),(l)	436,000	115,540
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(d)	4,150,000	3,693,500

		14,799,618

Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b),(d)	1,684,000	1,686,593

Food Service — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(d)	6,830,000	6,075,012
10.50%, 05/15/29 (b),(d)	8,108,000	6,760,034

		12,835,046

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hand/Machine Tools — 0.2%
Werner FinCo LP,
11.50%, 06/15/28 (b),(d)	$4,137,000	$4,245,596
PIK, 14.50%, 10/15/28 (b),(d)	2,967,000	2,403,270

		6,648,866

Healthcare—Products — 0.6%
Medline Borrower LP, 5.25%, 10/01/29 (d)	27,176,000	23,488,114

Healthcare—Services — 0.4%
Akumin Escrow, Inc., 7.50%, 08/01/28 (b),(d)	5,577,000	3,701,120
Akumin, Inc., 7.00%, 11/01/25 (b),(d)	3,344,000	2,507,905
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(d)	11,840,000	9,126,660
U.S. Renal Care, Inc., 10.63%, 06/28/28 (b),(d)	1,173,200	777,245

		16,112,930

Household Products/Wares — 0.2%
Kronos Acquisition Holdings, Inc., 7.00%, 12/31/27 (b),(d)	11,259,000	9,710,887

Housewares — 0.0%
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (b),(d)	718,000	459,305

Insurance — 0.2%
Acrisure LLC, 6.00%, 08/01/29 (b),(d)	2,783,000	2,338,677
Highlands Holdings Bond Issuer Ltd., PIK, 7.63%, 10/15/25 (b),(d)	5,492,873	5,369,010

		7,707,687

Leisure Time — 0.3%
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(d)	7,429,000	6,780,448
6.25%, 05/15/25 (b),(d)	6,284,000	6,150,465

		12,930,913

Machinery—Diversified — 0.2%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(d)	5,930,000	5,870,819
Titan Acquisition Ltd., 7.75%, 04/15/26 (b),(d)	568,000	556,640

		6,427,459

Media — 0.2%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (b),(d)	7,723,000	6,699,702

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Oil & Gas — 1.0%
Calumet Specialty Products Partners LP, 8.13%, 01/15/27 (d)	$18,500,000	$17,726,171
CITGO Petroleum Corp.,
7.00%, 06/15/25 (b),(d)	221,000	217,713
8.38%, 01/15/29 (b),(d)	3,865,000	3,859,977
Petroleos Mexicanos,
5.63%, 01/23/46 (b)	245,000	133,939
6.35%, 02/12/48 (b)	1,543,000	880,336
6.38%, 01/23/45 (b)	1,024,000	597,812
6.50%, 06/02/41 (b)	1,168,000	702,664
6.63%, 06/15/38 (b)	1,375,000	878,803
6.75%, 09/21/47 (b)	2,835,000	1,679,840
6.95%, 01/28/60 (b)	3,111,000	1,841,372
7.69%, 01/23/50 (b)	19,103,000	12,271,311

		40,789,938

Packaging & Containers — 0.2%
LABL, Inc.,
8.25%, 11/01/29 (b),(d)	1,978,000	1,614,542
10.50%, 07/15/27 (b),(d)	268,000	251,889
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (b),(d)	6,760,000	5,908,814

		7,775,245

Pharmaceuticals — 0.1%
1375209 BC Ltd., 9.00%, 01/30/28 (b),(d)	3,933,000	3,887,665

Pipelines — 0.5%
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (b),(d)	2,333,000	2,321,335
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (b),(d)	19,152,000	19,463,220

		21,784,555

Real Estate — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (b),(d)	1,074,000	1,039,095
Kennedy-Wilson, Inc.,
4.75%, 03/01/29 - 02/01/30 (b)	1,474,000	1,106,641
5.00%, 03/01/31 (b)	557,000	406,323

		2,552,059

Real Estate Investment Trusts — 0.1%
IIP Operating Partnership LP, 5.50%, 05/25/26 (b)	2,279,000	2,032,532

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Park Intermediate Holdings LLC,
4.88%, 05/15/29 (b),(d)	$527,000	$445,816
5.88%, 10/01/28 (b),(d)	387,000	353,641
XHR LP, 4.88%, 06/01/29 (b),(d)	168,000	142,800

		2,974,789

Retail — 0.4%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (b),(d)	7,346,000	5,045,382
LSF9 Atlantis Holdings LLC, 7.75%, 02/15/26 (b),(d)	6,320,000	5,738,510
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (b),(d)	1,213,000	968,095
7.88%, 05/01/29 (b),(d)	5,582,000	3,644,191
PetSmart, Inc., 7.75%, 02/15/29 (b),(d)	1,017,000	947,731

		16,343,909

Software — 0.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b),(d)	4,864,000	4,068,771
Cloud Software Group, Inc.,
6.50%, 03/31/29 (d)	25,964,000	22,960,762
9.00%, 09/30/29 (d)	11,040,000	9,593,769

		36,623,302

Transportation — 0.5%
Rand Parent LLC, 8.50%, 02/15/30 (d)	22,816,000	21,107,100

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 08/01/27 (b),(d)	5,286,000	5,467,521

Total North America		292,867,645

South America — 1.3%
Aerospace/Defense — 0.0%
Embraer Netherlands Finance BV, 7.00%, 07/28/30 (b),(j)	1,071,000	1,062,384

Airlines — 0.1%
Azul Secured Finance LLP, 11.93%, 08/28/28 (b),(d)	3,034,000	3,004,838
Latam Airlines Group SA, 13.38%, 10/15/29 (b),(d)	1,985,000	2,182,686

		5,187,524

Chemicals — 0.1%
Braskem Netherlands Finance 4.50%, 01/10/28 - 01/31/30 (b),(j)	3,363,000	2,941,173

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Diversified Financial Services — 0.2%
Azul Secured Finance LLP,
10.88%, 05/28/30 (b),(d)	$2,780,000	$2,263,161
11.50%, 05/28/29 (b),(d)	7,032,706	6,063,891

		8,327,052

Food — 0.0%
Minerva Luxembourg SA, 8.88%, 09/13/33 (b),(j)	1,837,000	1,822,340

Iron/Steel — 0.1%
Samarco Mineracao SA, 4.13%, 11/01/22 (a),(b),(j),(l)	2,600,000	1,882,670

Mining — 0.0%
Corp. Nacional del Cobre de Chile, 6.30%, 09/08/53 (b),(j)	1,351,000	1,283,836

Oil & Gas — 0.8%
Petrobras Global Finance BV,
5.09%, 01/15/30	6,040,000	5,619,391
5.30%, 01/27/25 (b)	5,916,000	5,806,899
6.50%, 07/03/33 (b)	9,193,000	8,770,148
Petroleos del Peru SA, 5.63%, 06/19/47 (b),(j)	18,200,000	10,936,970

		31,133,408

Total South America		53,640,387

TOTAL CORPORATE BONDS & NOTES (COST $ 537,992,475)		506,314,136

SOVEREIGN DEBT — 4.0%
Argentina Republic Government International Bonds, 3.50%, 07/09/41 (b),(h)	4,550,000	1,163,827
Argentine Republic Government International Bonds,
3.63%, 07/09/35 (b),(h)	2,224,167	548,603
4.25%, 01/09/38 (b),(h)	1,668,125	488,559
Bahrain Government International Bonds, 6.25%, 01/25/51 (b),(j)	3,914,000	2,988,222
Chile Government International Bonds,
4.95%, 01/05/36 (b)	7,539,693	6,915,036
5.33%, 01/05/54 (b)	8,835,028	7,881,315
Colombia Government International Bonds,
3.88%, 04/25/27 (b)	2,160,000	1,964,286
4.13%, 02/22/42 - 05/15/51 (b)	14,020,000	7,988,049
Dominican Republic International Bonds,
4.88%, 09/23/32 (b),(j)	2,800,000	2,271,036
5.50%, 01/27/25 (b),(j)	1,839,000	1,810,559
5.95%, 01/25/27 (b),(j)	12,977,000	12,529,750

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
6.00%, 07/19/28 (b),(j)	$3,505,000		$3,324,173
Ecuador Government International Bonds,
2.50%, 07/31/40 (b),(j)	3,218,787		1,050,062
3.50%, 07/31/35 (b),(j)	6,260,478		2,312,086
Egypt Government International Bonds,
5.88%, 02/16/31 (b),(j)	1,100,000		605,480
7.50%, 02/16/61 (b),(j)	9,348,000		4,702,231
8.15%, 11/20/59 (b),(j)	5,447,000		2,806,294
8.50%, 01/31/47 (b),(j)	1,764,000		937,001
8.70%, 03/01/49 (b),(j)	2,852,000		1,520,259
8.88%, 05/29/50 (b),(j)	1,645,000		888,300
Hazine Mustesarligi Varlik Kiralama AS, 9.76%, 11/13/25 (b),(j)	5,170,000		5,362,634
Hellenic Republic Government Bonds, 4.38%, 07/18/38 (b)	1,826,000	EUR	1,874,360
Hungary Government International Bonds,
3.13%, 09/21/51 (j)	$4,491,000		2,475,888
6.25%, 09/22/32 (j)	2,500,000		2,434,775
6.75%, 09/25/52 (b),(j)	701,000		664,478
Iraq International Bond, 5.80%, 01/15/28 (b)	13,576,500		12,534,042
Iraq International Bonds, 5.80%, 01/15/28 (b),(d)	4,543,313		4,194,459
Ivory Coast Government International Bonds,
6.13%, 06/15/33 (j)	1,500,000		1,248,525
6.38%, 03/03/28 (b),(j)	2,897,000		2,701,452
Lebanon Government International Bonds,
5.80%, 04/14/23 (b),(l)	3,567,000		283,890
6.38%, 03/09/24 (b),(l)	28,060,000		2,243,678
8.25%, 04/12/23 (b),(j),(l)	3,525,000		282,282
Mexico Udibonos,
4.00%, 11/15/40 (b)	21,657,817	MXN	1,130,345
4.50%, 11/22/35 (b)	29,927,166	MXN	1,673,397
Morocco Government International Bonds, 4.00%, 12/15/50 (j)	$4,000,000		2,470,000
Nigeria Government International Bonds,
7.63%, 11/28/47 (b),(j)	1,216,000		808,484
8.25%, 09/28/51 (j)	2,000,000		1,381,284
Oman Government International Bonds, 7.00%, 01/25/51 (j)	3,000,000		2,822,196
Panama Government International Bonds,
4.50%, 04/16/50	3,000,000		2,037,916
6.88%, 01/31/36 (b)	4,865,000		4,865,997
Paraguay Government International Bonds, 5.60%, 03/13/48 (j)	3,000,000		2,420,727
Qatar Government International Bonds, 4.40%, 04/16/50 (b),(j)	1,563,000		1,273,188

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Republic of Poland Government International Bonds, 5.50%, 04/04/53 (b)	$1,687,000		$1,524,711
Republic of South Africa Government International Bonds,
4.67%, 01/17/24 (b)	3,100,000		3,074,026
5.65%, 09/27/47	9,000,000		5,968,710
5.88%, 09/16/25 (b),(k)	5,088,000		5,011,680
Romania Government International Bonds,
6.63%, 09/27/29 (b),(j),(k)	2,008,000	EUR	2,181,929
7.13%, 01/17/33 (b),(j)	$1,664,000		1,701,323
7.63%, 01/17/53 (j)	6,000,000		6,125,772
Saudi Government International Bonds, 4.38%, 04/16/29 (b),(j)	4,306,000		4,102,447
Serbia International Bonds, 6.25%, 05/26/28 (b),(j)	4,009,000		3,928,820
Trinidad & Tobago Government International Bonds, 5.95%, 01/14/31 (b),(j)	2,085,000		2,064,150
Turkey Government International Bonds, 4.88%, 04/16/43 (b)	1,666,000		1,053,145
Vietnam Government International Bonds, 4.80%, 11/19/24 (b),(j)	4,347,000		4,262,248

TOTAL SOVEREIGN DEBT (COST $170,420,645)			162,878,086

MORTGAGE-BACKED SECURITIES — 64.8%
Europe — 0.1%
Commercial Mortgage-Backed Securities — 0.1%
Atom Mortgage Securities DAC,
Series 1A, Class E, 3 mo. SONIO + 2.80%, 7.97%, 07/22/31 (b),(e)	786,707	GBP	830,472
Series 1X, Class D, 3 mo. SONIO + 1.90%, 7.07%, 07/22/31 (b),(e)	84,178	GBP	89,374
Series 1X, Class E, 3 mo. SONIO + 2.80%, 7.97%, 07/22/31 (b),(e)	78,671	GBP	83,047
Last Mile Logistics Pan Euro Finance DAC, Series 1X,, Class E, 3 mo. EURIBOR + 2.70%, 6.49%, 08/17/33 (b),(e),(j)	98,186	EUR	95,663
Last Mile Securities PE DAC, Series 2021-1X, Class A2, 3 mo. EURIBOR + 1.05%, 4.84%, 08/17/31 (b),(e)	1,986,591	EUR	2,010,804
Mulcair Securities No. 3 DAC, Series 3, Class D, 3 mo. EURIBOR + 2.00%, 5.70%, 04/24/65 (b),(e)	158,000	EUR	159,993
Pearl Finance DAC, Series 2020-1, Class C, 3 mo. EURIBOR + 2.85%, 6.64%, 11/17/32 (b),(e)	650,453	EUR	659,840

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 1.55%, 5.37%, 02/20/30 (b),(e)	61,303	EUR	$58,980
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.00%, 5.82%, 02/20/30 (b),(e)	613,030	EUR	518,501
Taurus UK DAC, Series 2021-UK4X, Class E, 8.32%, 08/17/31 (b),(e),(j)	101,943	GBP	114,690

			4,621,364

Total Europe			4,621,364

North America — 64.7%
Collateralized Mortgage Obligation (Residential) — 3.5%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(d),(e)	$972,000		685,390
Series 2021-E, Class B2, 4.08%, 12/25/60 (b),(d),(e)	762,000		518,428
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.82%, 08/25/34 (b),(e)	312,523		247,793
Series 2004-2CB, Class M, 5.77%, 03/25/34 (b),(e)	396,704		306,199
Series 2004-4CB, Class M, 5.69%, 04/25/34 (b),(e)	195,726		155,584
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 5.50%, 05/25/35 (b),(e)	304,594		224,487
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 5.50%, 06/25/35 (b),(e)	322,910		230,769
Series 2005-28CB, Class 2A8, 1 mo. TSFR + 0.51%,, 5.75%, 08/25/35 (b),(e)	1,684,001		993,495
Series 2005-46CB, Class A9, 5.50%, 10/25/35 (b)	1,638,897		1,364,701
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 6.59%, 11/25/35 (b),(e)	308,278		265,351
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 6.63%, 01/25/36 (b),(e)	1,836,947		1,747,620
Series 2005-AR1, Class 2A3A, 1 mo. TSFR + .81%, 6.13%, 12/25/35 (b),(e)	260,387		217,280
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (b)	417,368		216,812
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	715,853		241,178
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	565,699		163,906

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 6.00%, 01/25/37 (b),(e)	$313,471	$247,267
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (b)	767,260	402,629
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 5.93%, 04/25/36 (b),(e)	686,036	262,045
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 5.50%, 02/25/36 (b),(e)	372,911	238,434
Series 2006-OA12, Class A1C, 1 mo. TSFR + .39%, 5.72%, 09/20/46 (b),(e)	314,163	240,171
Series 2006-OA12, Class A2, 1 mo. TSFR + .32%, 5.65%, 09/20/46 (b),(e)	206,424	173,872
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 5.93%, 10/25/46 (b),(e)	312,495	228,093
Series 2006-OA17, Class 1A1D, 1 mo. TSFR + .40%, 5.73%, 12/20/46 (b),(e)	310,807	270,053
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 5.62%, 02/20/47 (b),(e)	353,704	272,421
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 5.65%, 02/20/47 (b),(e)	340,455	260,369
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 5.86%, 05/20/46 (b),(e)	574,229	506,919
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 5.81%, 07/25/46 (b),(e)	208,190	192,104
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 5.95%, 07/25/46 (b),(e)	367,401	262,221
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .32%, 5.65%, 07/20/46 (b),(e)	208,369	160,500
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 5.90%, 08/25/37 (b),(e)	718,297	250,392
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 5.93%, 08/25/47 (b),(e)	876,155	362,380
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 5.93%, 09/25/37 (b),(e)	589,132	265,129
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 5.75%, 03/25/37 (b),(e)	581,167	260,057
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 6.01%, 11/25/47 (b),(e)	383,628	276,217
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 5.47%, 03/25/47 (b),(e)	250,958	227,904
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 5.79%, 08/25/47 (b),(e)	149,724	128,735
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (b),(h)	789,546	439,607
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(d),(e)	109,000	77,503

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Banc of America Funding Trust,
Series 2005-B, Class 3M2, 1 mo. TSFR + 1.16%, 6.49%, 04/20/35 (b),(e)	$1,475,214	$1,290,303
Series 2006-H, Class 5A1, 1 mo. TSFR + .47%, 5.80%, 10/20/36 (b),(e)	3,924,997	1,289,318
Series 2006-H, Class 6A1, 1 mo. TSFR + .49%, 5.82%, 10/20/36 (b),(e)	381,602	295,328
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(d)	100,000	70,436
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A2, 1 mo. TSFR + 0.75%,, 6.07%, 02/25/36 (b),(e)	1,354,027	1,132,256
Series 2006-3, Class 22A1, 3.80%, 05/25/36 (b),(e)	350,142	247,079
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 5.75%, 08/25/36 (b),(e)	270,277	246,366
Bear Stearns ARM Trust,
Series 2004-3, Class B1, 4.52%, 07/25/34 (b),(e)	196,479	174,897
Series 2022-NQM1, Class B1, 4.72%, 04/25/61 - 09/25/61 (b),(d),(e)	1,100,000	813,953
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 5.04%, 02/25/37 (b),(e)	249,807	211,865
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (b)	1,023,802	335,408
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class B1, 4.66%, 10/25/35 (b),(d),(e)	319,272	247,801
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 6.15%, 04/25/35 (b),(e)	509,434	453,000
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 5.87%, 09/25/36 (b),(e)	809,988	295,682
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 6.00%, 06/25/37 (b),(e)	309,226	250,087
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B1, 3.11%, 10/25/66 (b),(d),(e)	118,000	76,765
Series 2021-HX1, Class B3A, 4.18%, 10/25/66 (b),(d),(e)	100,000	58,572
Series 2022-1, Class B1, 4.12%, 12/25/66 - 01/25/67 (b),(d),(e)	335,000	228,083
Series 2022-1, Class B2, 4.12%, 12/27/66 - 01/25/67 (b),(d),(e)	1,200,000	706,242

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-2, Class B1, 3.96%, 02/25/67 (b),(d),(e)	$100,000	$67,042
Series 2022-3, Class B2, 4.22%, 02/25/67 (b),(d),(e)	100,000	70,237
Series 2022-4, Class B1, 4.55%, 03/25/67 - 04/25/67 (b),(d),(e)	1,127,000	807,150
Series 2022-5, Class B1, 4.67%, 03/25/67 (b),(d),(e)	1,000,000	809,107
COLT Trust,
Series 2021-RPL1, Class B1, 4.77%, 09/25/61 (b),(d),(e)	100,000	81,057
Series 2021-RPL1, Class B2, 4.77%, 09/25/61 (b),(d),(e)	446,000	315,607
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 4.86%, 11/25/33 (b),(e)	259,522	219,959
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (b),(e)	387,614	234,784
CSMC Trust,
Series 2021-NQM3, Class B1, 3.43%, 04/25/66 (b),(d),(e)	211,000	124,304
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (b),(d),(e)	100,000	66,296
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (b),(d),(e)	226,899	144,877
Series 2021-NQM8, Class B2, 4.22%, 10/25/66 (b),(d),(e)	100,000	66,193
Deephaven Residential Mortgage Trust,
Series 2020-2, Class B3, 5.80%, 05/25/65 (b),(d),(e)	263,000	209,079
Series 2021-2, Class B1, 3.17%, 04/25/66 (b),(d),(e)	117,000	79,094
Series 2021-2, Class B2, 3.93%, 04/25/66 (b),(d),(e)	100,000	65,106
Series 2021-4, Class B2, 4.47%, 11/25/66 (b),(d),(e)	100,000	64,594
Series 2022-2, Class M1, 4.33%, 03/25/67 (b),(d),(e)	100,000	74,822
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 5.86%, 03/19/45 (b),(e)	1,157,546	1,058,877
Ellington Financial Mortgage Trust, Series 2021-3, Class B2, 4.29%, 09/25/66 (b),(d),(e)	100,000	65,996
Federal Home Loan Mortgage Corp.,
Series 303, Class C28, 4.50%, 01/15/43 (g)	9,816,721	2,006,273
Series 4941, Class IO, 4.00%, 12/15/47 (g)	6,994,159	1,415,974

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 4980, Class KI, 4.50%, 06/25/50 (g)	$17,588,747	$3,952,051
Series 5036, Class KI, 4.00%, 06/25/48 (g)	18,085,615	3,470,123
Series 5093, Class AI, 3.50%, 04/25/51 (g)	13,548,293	2,251,902
Series 5104, Class GI, 3.50%, 06/25/49 (g)	9,684,129	1,899,184
Series 5146, Class BI, 4.00%, 08/25/50 (g)	23,146,223	4,612,718
Series 5236, Class KI, 4.00%, 11/25/51 (g)	30,845,607	6,274,583
Series 5322, Class DI, 3.00%, 10/25/51 (g)	16,333,866	2,485,034
Federal National Mortgage Association,
Series 2020-41, Class GI, 4.00%, 10/15/44 (g)	35,902,393	6,910,600
Series 2020-62, Class GI, 4.00%, 06/25/48 (g)	9,257,652	1,895,921
Series 2021-91, Class NI, 3.50%, 01/25/52 (g)	24,793,993	4,376,189
Series 409, Class C14, 3.50%, 04/25/42 (g)	13,554,542	2,231,335
Series 413, Class C35, 4.50%, 10/25/40 (g)	11,098,346	2,127,986
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A3, 1 mo. TSFR + 0.61%,, 5.93%, 02/25/37 (b),(e)	754,780	241,776
Flagstar Mortgage Trust, Series 2018-4, Class B4, 4.18%, 07/25/48 (b),(d),(e)	224,901	184,448
GCAT Trust,
Series 2022-HX1, Class B1, 4.03%, 12/27/66 (b),(d),(e)	100,000	67,927
Series 2022-HX1, Class M1, 4.03%, 12/27/66 (b),(d),(e)	100,000	71,858
Series 2022-NQM4, Class M1, 5.74%, 08/25/67 (b),(d),(e)	145,000	126,399
Government National Mortgage Association,
Series 2021-158, Class JI, 5.00%, 02/20/50 (g)	12,931,767	2,761,488
Series 2022-125, Class CI, 5.00%, 06/20/52 (g)	23,522,826	4,670,410
Series 2022-125, Class IO, 4.50%, 06/20/52 (g)	28,556,190	5,521,368
Series 2022-159, Class IA, 4.50%, 12/20/48 (g)	19,483,762	3,642,333
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.75%, 06/25/51 (b),(d),(e)	3,878,390	2,700,697
GSR Mortgage Loan Trust,
Series 2005-AR6, Class B1, 4.82%, 09/25/35 (b),(e)	289,356	233,977
Series 2006-OA1, Class 1A1, 1 mo. TSFR + .55%, 5.87%, 08/25/46 (b),(e)	8,122,442	1,784,346
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 6.20%, 11/19/35 (b),(e)	973,521	646,536
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 5.80%, 05/19/46 (b),(e)	545,918	277,900
Series 2007-6, Class 2A1B, 1 mo. TSFR + 0.34%,, 5.67%, 08/19/37 (b),(e)	8,515,197	6,682,965
Homeward Opportunities Fund Trust, Series 2022-1, Class M1, 5.06%, 07/25/67 (b),(d),(e)	179,000	150,135

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1, 8.24%, 02/25/68 (b),(d),(e)	$256,000	$254,311
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.53%, 05/25/36 (b),(e)	224,265	176,290
Series 2007-FLX2, Class A2, 1 mo. TSFR + .30%, 5.62%, 04/25/37 (b),(e)	260,278	259,089
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + 0.35%,, 5.67%, 08/25/37 (b),(e)	4,653,075	3,813,568
JP Morgan Alternative Loan Trust, Series 2006-A6, Class 1A1, 1 mo. TSFR + .43%, 5.75%, 11/25/36 (b),(e)	306,600	244,565
JP Morgan Mortgage Trust,
Series 2018-5, Class B4, 3.73%, 10/25/48 (b),(d),(e)	256,783	204,570
Series 2023-HE2, Class M3, 1 mo. SOFR + 3.25%, 8.57%, 03/25/54 (b),(d),(e)	4,000,000	4,000,000
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 7.00%, 02/25/60 (b),(d),(h)	1,023,538	929,008
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(d),(h)	556,000	476,543
Lehman Mortgage Trust, Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	551,678	570,970
Lehman XS Trust,
Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 6.33%, 08/25/47 (b),(e)	288,771	251,342
Series 2007-4N, Class 2A, 1 mo. TSFR + .51%, 5.83%, 03/25/47 (b),(e)	493,146	434,210
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 5.46%, 02/25/26 (b),(d)	1,884,000	1,630,681
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (b),(d),(h)	684,000	586,271
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A2A, 1 mo. TSFR + .51%, 5.83%, 03/25/37 (b),(e)	760,565	213,758
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.32%, 11/25/35 (b),(e)	476,248	248,642
Series 2005-A5, Class M1, 4.42%, 06/25/35 (b),(e)	657,780	602,586
MFA Trust,
Series 2021-INV2, Class B1, 4.39%, 11/25/56 (b),(d),(e)	217,000	147,033
Series 2022-NQM1, Class M1, 4.25%, 12/25/66 (b),(d),(e)	1,000,000	754,665

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 5.79%, 09/25/34 (b),(e)	$272,415	$213,578
Series 2004-9, Class B1, 5.42%, 11/25/34 (b),(e)	293,270	229,984
Series 2005-1, Class B1, 5.63%, 03/25/35 (b),(e)	514,253	322,948
New Residential Mortgage Loan Trust,
Series 2019-2A, Class B6, 4.84%, 12/25/57 (b),(d),(e)	674,710	378,375
Series 2022-NQM1, Class B2, 3.82%, 04/25/61 (b),(d),(e)	100,000	59,277
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56 (b),(d),(e)	138,000	83,000
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + .45%, 5.77%, 10/25/36 (b),(e)	337,840	271,693
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. TSFR + 3.86%, 9.18%, 05/30/25 (b),(d),(e)	1,702,876	1,650,297
RCKT Mortgage Trust,
Series 2023-CES1, Class M1, 6.90%, 06/25/43 (b),(d),(e)	2,651,000	2,582,098
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (b),(d),(e)	251,000	244,698
Series 2023-CES2, Class M1, 7.36%, 09/25/43 (b),(d),(e)	5,513,000	5,511,489
Series 2023-CES2, Class M2, 8.18%, 09/25/43 (b),(d),(e)	348,000	347,901
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 5.43%, 09/25/46 (b),(e)	315,727	260,342
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG3, Class B, 7.71%, 08/25/53 (b)	1,900,000	1,902,001
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.76%, 11/25/49 (b),(d),(e)	2,158,000	1,285,881
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(d)	123,000	85,637
Series 2021-3, Class B1, 3.35%, 06/25/56 (b),(d),(e)	100,000	65,181
Series 2021-6, Class B1, 3.94%, 11/25/66 (b),(d),(e)	178,000	111,605
Series 2021-6, Class B2, 3.94%, 11/25/66 (b),(d),(e)	100,000	58,701
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .32%, 5.64%, 01/25/37 (b),(e)	426,753	500,487

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 5.90%, 09/25/33 (b),(e)	$237,428	$188,550
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 4.90%, 10/25/45 (b),(e)	562,947	473,901
TRK Trust,
Series 2021-INV2, Class B2, 4.42%, 11/25/56 (b),(d),(e)	1,000,000	612,338
Series 2022-INV1, Class B1, 4.04%, 02/25/57 - 08/25/67 (b),(d),(e)	1,111,000	978,754
Series 2022-INV1, Class B2, 4.04%, 02/25/57 (b),(d),(e)	100,000	62,029
Verus Securitization Trust, Series 2022-INV1, Class M1, 5.86%, 08/25/67 (b),(d),(e)	1,000,000	907,518
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 6.26%, 01/25/45 (b),(e)	285,172	248,724
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 5.83%, 12/25/45 (b),(e)	546,913	408,684
Series 2005-AR2, Class B1, 1 mo. TSFR + .91%, 6.23%, 01/25/45 (b),(e)	270,955	199,394
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 6.33%, 04/25/45 (b),(e)	471,616	363,174
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 6.38%, 07/25/45 (b),(e)	177,640	152,302
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 5.70%, 01/25/46 (b),(e)	219,306	188,090
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 4.27%, 12/25/46 (b),(e)	1,367,932	1,109,022
Series 2007-OA5, Class 2A, 12 mo. MTA + .80%, 5.42%, 06/25/47 (b),(e)	403,250	331,185
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	232,191	193,231
Series 2007-3, Class A19, 6.00%, 04/25/37 (b)	547,089	488,859
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 5.38%, 02/25/47 (b),(e)	185,560	159,006

		141,334,109

Commercial Mortgage-Backed Securities — 4.9%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(d)	130,000	67,970
AREIT LLC, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 9.17%, 06/17/39 (b),(d),(e)	1,000,000	985,904

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. TSFR + 2.92%, 8.26%, 06/15/35 (b),(d),(e)	$90,000	$84,914
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 4.02%, 11/05/32 (b),(d),(e)	8,817,000	7,381,231
Series 2019-BPR, Class FMP, 4.02%, 11/05/32 (b),(d),(e)	4,408,000	3,567,699
BBCMS Mortgage Trust, Series 2022-C16, Class XD, 2.33%, 06/15/55 (b),(d),(e),(g)	4,299,000	600,910
Benchmark Mortgage Trust,
Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(d)	290,000	201,545
Series 2023-V3, Class XD, 3.41%, 07/15/56 (b),(d),(e),(g)	1,000,000	125,910
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. TSFR + 2.20%, 7.53%, 07/15/35 (b),(d),(e)	525,000	502,491
Series 2018-ATLS, Class E, 1 mo. TSFR + 3.30%, 8.63%, 07/15/35 (b),(d),(e)	2,103,000	1,972,160
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class D, 1 mo. TSFR + 3.32%, 8.65%, 05/15/39 (b),(d),(e)	1,000,000	981,575
Series 2022-BOCA, Class E, 1 mo. TSFR + 4.22%, 9.55%, 05/15/39 (b),(d),(e)	1,040,000	1,015,205
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.67%, 03/11/44 (b),(d),(e)	1,000,000	771,501
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 8.67%, 12/15/38 (b),(d),(e)	153,000	144,325
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 8.53%, 04/15/34 (b),(d),(e)	100,000	90,536
Series 2021-SOAR, Class E, 1 mo. TSFR + 1.91%, 7.25%, 06/15/38 (b),(d),(e)	2,640,383	2,541,802
Series 2021-SOAR, Class F, 1 mo. TSFR + 2.46%, 7.80%, 06/15/38 (b),(d),(e)	1,313,693	1,261,546
Series 2021-SOAR, Class G, 1 mo. TSFR + 2.91%, 8.25%, 06/15/38 (b),(d),(e)	220,960	210,117
Series 2021-SOAR, Class J, 1 mo. TSFR + 3.86%, 9.20%, 06/15/38 (b),(d),(e)	928,405	876,815
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 8.37%, 01/17/39 (b),(d),(e)	216,000	207,070
BX Trust,
Series 2018-GW, Class F, 1 mo. TSFR + 2.72%, 8.05%, 05/15/35 (b),(d),(e)	106,000	104,095
Series 2021-ARIA, Class E, 1 mo. TSFR + 2.36%, 7.69%, 10/15/36 (b),(d),(e)	1,840,000	1,737,137

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 9.47%, 03/15/35 (b),(d),(e)	$148,000	$146,228
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. TSFR + 2.20%, 7.53%, 12/15/37 (b),(d),(e)	1,000,000	991,415
Series 2019-LIFE, Class F, 1 mo. TSFR + 2.60%, 7.93%, 12/15/37 (b),(d),(e)	1,000,000	983,236
Series 2019-LIFE, Class G, 1 mo. TSFR + 3.30%, 8.63%, 12/15/37 (b),(d),(e)	129,000	126,834
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (b),(d),(f)	1,000,000	587,042
CD Mortgage Trust, Series 2016-CD1, Class D, 2.91%, 08/10/49 (b),(d),(e)	2,075,000	1,260,930
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (b),(d),(e),(g)	19,612,000	444,133
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 2.58%, 09/10/45 (b),(d),(e)	91,151	83,402
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(d)	1,000,000	841,502
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(d)	1,826,000	928,028
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(d)	100,000	77,921
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(d)	697,000	345,528
Series 2019-C7, Class XD, 1.33%, 12/15/72 (b),(d),(e),(g)	5,347,000	317,136
Series 2019-GC43, Class XD, 0.74%, 11/10/52 (b),(d),(e),(g)	5,918,000	177,800
Series 2020-420K, Class E, 3.42%, 11/10/42 (b),(d),(e)	100,000	64,963
Cold Storage Trust, Series 2020-ICE5, Class F, 1 mo. TSFR + 3.61%, 8.94%, 11/15/37 (b),(d),(e)	982,990	961,362
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.67%, 02/10/47 (b),(d),(e)	591,000	446,362
Series 2014-CR18, Class D, 4.89%, 07/15/47 (b),(d),(e)	2,161,000	2,004,963
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(d)	1,439,000	1,148,841
Series 2019-GC44, Class 180B, 3.51%, 08/15/57 (b),(d),(e)	160,000	147,724
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (b),(d),(e)	386,000	359,356
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (b),(d),(e)	231,000	210,319

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Trust,
Series 2014-CR21, Class E, 3.00%, 12/10/47 (d)	$1,686,000	$1,354,119
Series 2014-UBS4, Class XA, 1.24%, 08/10/47 (b),(e),(g)	15,107,801	48,904
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(d)	239,000	170,820
Series 2015-CR23, Class C, 4.44%, 05/10/48 (b),(e)	123,000	114,091
Series 2015-CR23, Class D, 4.44%, 05/10/48 (b),(e)	502,000	365,854
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(d)	4,794,000	3,142,692
Series 2015-CR25, Class D, 3.92%, 08/10/48 (b),(e)	479,000	395,085
Series 2015-CR27, Class D, 3.60%, 10/10/48 (b),(d),(e)	3,065,000	2,622,288
Series 2015-LC21, Class C, 4.47%, 07/10/48 (b),(e)	1,113,000	1,020,757
Series 2015-LC21, Class D, 4.47%, 07/10/48 (b),(e)	1,348,000	1,131,607
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.31%, 06/15/57 (b),(e)	843,000	476,951
Series 2015-C2, Class XA, 0.85%, 06/15/57 (b),(e),(g)	32,986,438	245,848
Series 2015-C3, Class D, 3.50%, 08/15/48 (b),(e)	3,139,000	1,979,962
Series 2015-C3, Class XA, 0.81%, 08/15/48 (b),(e),(g)	89,375,972	757,908
Series 2015-C4, Class E, 3.71%, 11/15/48 (b),(e)	100,000	81,631
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(d),(e)	5,568,000	4,280,734
Series 2016-C5, Class C, 4.80%, 11/15/48 (b),(e)	355,000	316,829
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(d),(e)	604,000	408,956
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(d)	163,000	100,305
Series 2019-C17, Class D, 2.50%, 09/15/52 - 10/15/52 (b),(d)	1,512,000	977,686
Series 2019-C18, Class XD, 1.59%, 12/15/52 (b),(d),(e),(g)	4,452,333	299,762
DBWF Mortgage Trust,
Series 2018-GLKS, Class D, 1 mo. TSFR + 2.55%, 7.88%, 12/19/30 (b),(d),(e)	138,000	136,744
Series 2018-GLKS, Class E, 1 mo. TSFR + 3.17%, 8.50%, 12/19/30 (b),(d),(e)	45,000	44,562
Series 2018-GLKS, Class F, 1 mo. TSFR + 3.64%, 8.97%, 12/19/30 (b),(d),(e)	2,202,000	2,156,949

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (b),(d),(e),(g)	$64,579,000	$457,930
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 1 mo. TSFR + 2.78%, 8.11%, 11/15/38 (b),(d),(e)	100,000	95,942
Series 2021-ELP, Class G, 1 mo. TSFR + 3.23%, 8.56%, 11/15/38 (b),(d),(e)	1,081,000	1,020,046
Series 2021-ELP, Class J, 1 mo. TSFR + 3.73%, 9.06%, 11/15/38 (b),(d),(e)	1,004,000	930,908
EQUS Mortgage Trust,
Series 2021-EQAZ, Class D, 1 mo. TSFR + 1.76%, 7.10%, 10/15/38 (b),(d),(e)	2,030,959	1,953,933
Series 2021-EQAZ, Class E, 1 mo. TSFR + 2.41%, 7.75%, 10/15/38 (b),(d),(e)	128,997	123,792
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 9.07%, 01/25/51 (b),(d),(e)	102,000	97,755
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.25%, 8.67%, 07/25/41 (b),(d),(e)	128,000	115,899
Series K049, Class X3, 1.60%, 10/25/43 (b),(e),(g)	2,177,000	49,107
Series K061, Class X1, 0.28%, 11/25/26 (b),(e),(g)	15,921,707	77,395
Series K071, Class X1, 0.41%, 11/25/27 (b),(e),(g)	87,255,114	845,677
Series K085, Class X3, 2.39%, 12/25/45 (b),(e),(g)	1,000,000	97,389
Series K095, Class X3, 2.17%, 08/25/47 (b),(e),(g)	9,297,000	873,490
Series K102, Class X3, 1.96%, 12/25/46 (b),(e),(g)	1,000,000	92,576
Series K115, Class X3, 3.06%, 09/25/48 (b),(e),(g)	1,000,000	149,421
Series K118, Class X3, 2.79%, 10/25/48 (b),(e),(g)	652,000	91,342
Series K119, Class X3, 2.82%, 09/25/48 (b),(e),(g)	1,525,000	213,642
Series K122, Class X3, 2.72%, 01/25/49 (b),(e),(g)	1,000,000	139,543
Series K126, Class X3, 2.72%, 01/25/49 (b),(e),(g)	1,148,000	162,549
Series K128, Class X3, 2.88%, 04/25/31 (b),(e),(g)	1,000,000	149,471
Series K142, Class X3, 3.20%, 03/25/32 (b),(e),(g)	1,000,000	183,072

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series K143, Class X3, 3.25%, 04/25/50 (b),(e),(g)	$1,000,000	$188,502
Series K148, Class X3, 4.29%, 08/25/54 (b),(e),(g)	751,000	191,360
Series K-1514, Class X3, 2.86%, 10/25/34 (b),(e),(g)	13,043,739	2,539,355
Series K154, Class X1, 0.43%, 11/25/32 (b),(e),(g)	31,048,089	580,661
Series K725, Class X1, 0.84%, 01/25/24 (b),(e),(g)	112,663,450	113,452
Series KLU1, Class X3, 4.24%, 01/25/31 (b),(e),(g)	18,636,911	2,171,815
Series KLU2, Class X1, 1.09%, 08/25/29 (b),(e),(g)	55,673,717	2,321,872
Series KLU2, Class X3, 4.04%, 08/25/29 (b),(e),(g)	8,268,873	1,159,974
Series KS11, Class XFX, 1.76%, 06/25/29 (b),(e),(g)	25,265,000	1,672,038
Series KW10, Class X3, 2.82%, 10/25/32 (b),(e),(g)	5,935,000	746,089
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class F, 4.10%, 12/10/36 (b),(d),(e)	3,344,000	3,140,437
Series 2019-FBLU, Class G, 4.10%, 12/10/36 (b),(d),(e)	724,000	672,831
Series 2019-FBLU, Class H, 4.10%, 12/10/36 (b),(d),(e)	111,000	101,087
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.71%, 10/25/27 (b),(d),(e)	1,000,000	851,194
Series 2019-KL4L, Class BCR, 1 mo. SOFR + 3.61%, 8.93%, 11/25/25 (b),(d),(e)	12,168	11,986
Great Wolf Trust, Series 2019-WOLF, Class F, 1 mo. TSFR + 3.25%, 8.58%, 12/15/36 (b),(d),(e)	1,336,000	1,314,217
GS Mortgage Securities Corp. Trust,
Series 2018-HULA, Class G, 1 mo. TSFR + 3.70%, 9.04%, 07/15/25 (b),(d),(e)	974,233	756,133
Series 2019-70P, Class C, 1 mo. TSFR + 1.61%, 6.95%, 10/15/36 (b),(d),(e)	138,000	126,901
Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(d),(e),(g)	15,243,000	152
Series 2021-DM, Class F, 1 mo. TSFR + 3.55%, 8.88%, 11/15/36 (b),(d),(e)	312,000	296,122
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.01%, 9.35%, 05/15/26 (b),(d),(e)	1,019,000	835,089

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.76%, 10.10%, 05/15/26 (b),(d),(e)	$1,000,000	$770,682
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.01%, 11.35%, 05/15/26 (b),(d),(e)	1,000,000	691,557
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.75%, 11/10/45 (b),(d),(e)	177,701	169,394
Series 2013-GC10, Class E, 4.69%, 02/10/46 (b),(d),(e)	3,900,000	2,954,234
Series 2014-GC20, Class C, 5.17%, 04/10/47 (b),(e)	1,874,000	1,796,126
Series 2014-GC20, Class D, 5.17%, 04/10/47 (b),(d),(e)	503,911	357,275
Series 2014-GC24, Class B, 4.64%, 09/10/47 (b),(e)	100,000	93,067
Series 2014-GC24, Class C, 4.66%, 09/10/47 (b),(e)	303,000	269,615
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(d)	1,415,000	1,086,853
Series 2016-GS4, Class D, 3.23%, 11/10/49 (b),(d),(e)	100,000	70,160
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(d)	1,593,000	1,059,813
Series 2019-GC40, Class XD, 1.29%, 07/10/52 (b),(d),(e),(g)	2,219,000	124,164
Hawaii Hotel Trust,
Series 2019-MAUI, Class F, 1 mo. TSFR + 2.80%, 8.13%, 05/15/38 (b),(d),(e)	1,399,000	1,365,409
Series 2019-MAUI, Class G, 1 mo. TSFR + 3.20%, 8.53%, 05/15/38 (b),(d),(e)	1,000,000	960,128
Hilton USA Trust,
Series 2016-HHV, Class E, 4.33%, 11/05/38 (b),(d),(e)	1,090,000	979,446
Series 2016-HHV, Class F, 4.33%, 11/05/38 (b),(d),(e)	20,252,000	17,947,687
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(d)	1,068,000	388,944
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (b),(d),(e)	625,000	596,833
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.88%, 01/15/49 (b),(e)	102,000	85,659
Series 2016-JP3, Class D, 3.55%, 08/15/49 (b),(d),(e)	100,000	77,004
Series 2021-MHC, Class E, 1 mo. TSFR + 2.56%, 7.90%, 04/15/38 (b),(d),(e)	100,000	96,554
Series 2021-MHC, Class F, 1 mo. TSFR + 3.06%, 8.40%, 04/15/38 (b),(d),(e)	1,143,000	1,099,077

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.13%, 09/15/47 (b),(d),(e)	$100,000	$82,947
Series 2014-C26, Class C, 4.51%, 01/15/48 (b),(e)	642,000	600,741
Series 2015-C28, Class D, 3.77%, 10/15/48 (b),(d),(e)	2,537,000	2,070,004
Series 2015-C29, Class D, 3.83%, 05/15/48 (b),(e)	112,000	67,884
Series 2015-C30, Class D, 3.87%, 07/15/48 (b),(e)	2,964,000	1,426,677
Series 2015-C31, Class E, 4.78%, 08/15/48 (b),(d),(e)	1,093,000	667,072
Series 2016-C1, Class C, 4.86%, 03/17/49 (b),(e)	651,000	585,811
Series 2016-C1, Class E, 4.86%, 03/17/49 (b),(d),(e)	3,126,000	2,437,755
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.55%, 11/13/52 (b),(d),(e),(g)	4,231,000	283,105
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class F, 1 mo. TSFR + 2.16%, 7.50%, 12/15/37 (b),(d),(e)	3,184,500	3,060,196
Series 2021-KDIP, Class G, 1 mo. TSFR + 3.86%, 9.20%, 12/15/37 (b),(d),(e)	750,000	730,199
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 7.80%, 03/15/38 (b),(d),(e)	1,130,416	1,074,742
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.28%, 04/20/48 (b),(d),(e)	121,000	105,890
Series 2017-5, Class C, 4.83%, 03/10/50 (b),(d),(e)	967,000	814,458
Series 2017-5, Class D, 4.83%, 03/10/50 (b),(d),(e)	1,125,000	897,297
LUXE Trust,
Series 2021-TRIP, Class E, 1 mo. TSFR + 2.86%, 8.20%, 10/15/38 (b),(d),(e)	1,000,000	959,065
Series 2021-TRIP, Class F, 1 mo. TSFR + 3.36%, 8.70%, 10/15/38 (b),(d),(e)	1,569,000	1,521,715
Series 2021-TRIP, Class G, 1 mo. TSFR + 4.36%, 9.70%, 10/15/38 (b),(d),(e)	1,128,000	1,088,473
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (b),(d),(e),(g)	20,401,000	162,718
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 1 mo. TSFR + 2.72%, 8.05%, 04/15/38 (b),(d),(e)	928,948	900,902
Series 2021-MHC, Class G, 1 mo. TSFR + 3.32%, 8.65%, 04/15/38 (b),(d),(e)	999,058	947,020

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. TSFR + 2.06%, 7.40%, 05/15/38 (b),(d),(e)	$265,600	$258,466
Series 2021-MHC2, Class F, 1 mo. TSFR + 2.51%, 7.85%, 05/15/38 (b),(d),(e)	876,000	836,216
MHP Trust,
Series 2021-STOR, Class E, 1 mo. TSFR + 1.86%, 7.20%, 07/15/38 (b),(d),(e)	398,000	385,693
Series 2021-STOR, Class F, 1 mo. TSFR + 2.31%, 7.65%, 07/15/38 (b),(d),(e)	311,000	297,294
Series 2021-STOR, Class G, 1 mo. TSFR + 2.86%, 8.20%, 07/15/38 (b),(d),(e)	100,000	92,959
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 8.59%, 01/15/27 (b),(d),(e)	1,002,752	944,142
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 9.29%, 01/15/27 (b),(d),(e)	760,809	723,337
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.89%, 08/15/47 (b),(d),(e)	100,000	88,625
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(d)	393,000	343,949
Series 2015-C21, Class D, 4.26%, 03/15/48 (b),(d),(e)	3,575,000	2,047,242
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(d),(e)	1,323,000	654,376
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(d),(e)	1,441,000	894,616
Series 2016-C32, Class D, 3.40%, 12/15/49 - 01/15/59 (b),(d),(e)	1,456,000	1,001,802
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.73%, 08/15/49 (b),(d),(e)	3,200,500	1,780,515
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(d)	1,761,000	932,118
Series 2018-SUN, Class F, 1 mo. TSFR + 2.91%, 8.24%, 07/15/35 (b),(d),(e)	1,000,000	945,425
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. TSFR + 2.83%, 8.16%, 07/15/36 (b),(d),(e)	102,000	88,337
Series 2019-MILE, Class E, 1 mo. TSFR + 3.58%, 8.91%, 07/15/36 (b),(d),(e)	135,000	103,313
Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 8.43%, 03/15/35 (b),(d),(e)	107,712	103,874
NCMF Trust, Series 2022-MFP, Class C, 1 mo. TSFR + 2.84%,, 8.17%, 03/15/39 (b),(d),(e)	1,000,000	974,793

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 8.07%, 04/15/32 (b),(d),(e)	$1,301,000	$1,208,155
OPG Trust,
Series 2021-PORT, Class E, 1 mo. TSFR + 1.64%, 6.98%, 10/15/36 (b),(d),(e)	66,584	63,497
Series 2021-PORT, Class G, 1 mo. TSFR + 2.51%, 7.85%, 10/15/36 (b),(d),(e)	253,020	238,871
Series 2021-PORT, Class J, 1 mo. TSFR + 3.46%,, 8.79%, 10/15/36 (b),(d),(e)	77,904	73,908
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(d)	1,000,000	857,273
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(d)	1,173,000	800,504
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(d)	339,000	227,079
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(d)	121,000	83,032
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(d),(e)	1,691,000	1,411,495
Series 2019-6, Class D, 4.76%, 10/25/52 (b),(d),(e)	227,000	170,459
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.98%, 10/10/48 (b),(d),(e)	295,000	205,099
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(d),(e)	1,720,000	1,272,547
SREIT Trust,
Series 2021-IND, Class F, 1 mo. TSFR + 2.65%,, 7.98%, 10/15/38 (b),(d),(e)	136,000	128,471
Series 2021-IND, Class G, 1 mo. TSFR + 3.38%, 8.71%, 10/15/38 (b),(d),(e)	1,545,000	1,449,924
Series 2021-MFP, Class G, 1 mo. TSFR + 3.09%, 8.42%, 11/15/38 (b),(d),(e)	1,000,000	960,036
Starwood Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. TSFR + 3.02%, 8.35%, 11/15/36 (b),(d),(e)	1,000,000	952,186
Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 9.00%, 11/15/36 (b),(d),(e)	125,000	118,881
Series 2021-LIH, Class G, 1 mo. TSFR + 4.31%, 9.65%, 11/15/36 (b),(d),(e)	1,000,000	936,229
STWD Trust,
Series 2021-FLWR, Class E, 1 mo. TSFR + 2.04%, 7.37%, 07/15/36 (b),(d),(e)	836,000	797,439
Series 2021-FLWR, Class G, 1 mo. TSFR + 3.79%, 9.12%, 07/15/36 (b),(d),(e)	223,000	213,166

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
TPGI Trust,
Series 2021-DGWD, Class E, 1 mo. TSFR + 2.46%, 7.80%, 06/15/26 (b),(d),(e)	$997,548	$960,696
Series 2021-DGWD, Class F, 1 mo. TSFR + 3.11%, 8.45%, 06/15/26 (b),(d),(e)	958,955	923,161
Series 2021-DGWD, Class G, 1 mo. TSFR + 3.96%, 9.30%, 06/15/26 (b),(d),(e)	1,166,183	1,122,065
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(d),(e)	112,000	67,953
Series 2018-C9, Class D, 5.11%, 03/15/51 (b),(d),(e)	331,000	222,188
Velocity Commercial Capital Loan Trust,
Series 2023-3, Class M1, 7.51%, 08/25/53 (b),(d),(e)	4,109,333	3,954,016
Series 2023-3, Class M2, 8.27%, 08/25/53 (b),(d),(e)	250,229	239,746
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(d),(e)	992,000	902,710
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(d)	4,590,000	3,997,275
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(d)	5,146,000	3,598,289
Series 2015-C31, Class D, 3.85%, 11/15/48 (b)	2,058,000	1,580,015
Series 2015-NXS4, Class D, 3.84%, 12/15/48 (b),(e)	100,000	83,317
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(d)	4,253,000	3,211,704
Series 2016-NXS5, Class E, 5.14%, 01/15/59 (b),(d),(e)	100,000	51,363
Series 2019-JWDR, Class D, 3.44%, 09/15/31 (b),(d),(e)	100,000	88,770
Series 2019-JWDR, Class F, 4.71%, 09/15/31 (b),(d),(e)	2,488,000	2,194,516
Series 2019-JWDR, Class G, 5.56%, 09/15/31 (b),(d),(e)	2,074,000	1,727,385
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(d)	379,000	347,195
Series 2014-C22, Class D, 4.04%, 09/15/57 (b),(d),(e)	4,703,000	3,897,037
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 10.26%, 11/15/27 (b),(d),(e)	1,000,000	990,509
Series 2022-WMRK, Class E, 1 mo. TSFR + 5.68%, 11.01%, 11/15/27 (b),(d),(e)	1,000,000	988,102

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (b),(d),(e)	$109,000	$21,318

		198,789,698

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(g)	450,847	5,018
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(g)	19,438	129
Federal National Mortgage Association,
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(g)	256,403	4,038
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(g)	758,170	14,536
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(g)	1,122,287	13,749
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(g)	3,997,800	79,025
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(g)	602,288	2,911
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(d),(g)	382,560	4,044

		123,450

U.S. Government Sponsored Agency Securities — 56.3%
Federal National Mortgage Association,
TBA, 30 Year Maturity, 5.00%, 10/01/53 (b),(n)	59,500,000	56,157,766
TBA, 30 Year Maturity, 5.50%, 10/01/53 (b),(n)	18,200,000	17,595,705
TBA, 30 Year Maturity, 6.00%, 10/01/53 - 11/01/53 (n)	1,400,000,000	1,382,117,100
TBA, 30 Year Maturity, 6.50%, 11/01/53 (n)	840,000,000	843,871,560

		2,299,742,131

Total North America		2,639,989,388

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,673,592,240)		2,644,610,752

MUNICIPALS — 0.0%
North America — 0.0%
California Housing Finance Agency, Rev., Series X, 0.29%, 01/15/35 (b),(e),(g)	14,549,219	249,374

Total North America		249,374

TOTAL MUNICIPALS (COST $729,502)		249,374

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY NOTES — 4.7%
North America — 4.7%
0.00%, 11/02/23 - 02/22/24 (b),(f)	$150,000,000	$148,393,211
U.S. Treasury Bonds,
4.13%, 08/15/53 (b)	4,431,000	4,022,517
4.38%, 08/15/43 (b)	5,355,000	4,996,048
U.S. Treasury Notes,
2.75%, 08/15/32 (b),(k)	1,680,600	1,455,294
3.50%, 01/31/28 (b),(k)	832,900	794,866
3.88%, 12/31/27 - 08/15/33 (b),(k)	9,146,900	8,741,899
4.13%, 08/31/30 - 11/15/32 (b),(k)	8,168,000	7,916,271
4.38%, 08/15/26 - 08/31/28 (b)	12,650,000	12,510,746

Total North America		188,830,852

TOTAL U.S. TREASURY NOTES (COST $181,092,667)		188,830,852

	Shares	Value

EXCHANGE-TRADED FUNDS — 1.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	84,500	8,620,690
Pershing Square Holdings Ltd. (a)	1,096,238	39,903,064
Vanguard Real Estate ETF (b)	15,100	1,142,466

TOTAL EXCHANGE-TRADED FUNDS (COST $46,521,418)		49,666,220

UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITIES — 4.1%
Ruffer SICAV - Ruffer Total Return International Class I (a)	91,198,936	165,443,989

TOTAL UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITIES (COST $177,343,081)		165,443,989

WARRANTS — 0.0%
Acropolis Infrastructure Acquisition Corp. (a),(b)	239,443	14,367
Allurion Technologies, Inc. (a),(b)	158,094	143,866
Apollo Strategic Growth Capital II (a),(b)	158,909	12,474
Athena Consumer Acquisition Corp. (a),(b)	90,804	32,689
ATI Penny Warrant (a),(b)	111,184	18,901
ATI Warrant (a),(b)	100,595	0
Black Mountain Acquisition Corp. (a),(b)	590,640	27,760
BlueRiver Acquisition Corp. (a),(b)	47,634	2,301
Concord Acquisition Corp. III (a),(b)	189,000	11,340

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Corner Growth Acquisition Corp. 2 (a),(b)	125,000	$18,650
Direct Selling Acquisition Corp. (a),(b)	278,773	5,575
DP Cap Acquisition Corp. I (a),(b)	236,250	10,962
ExcelFin Acquisition Corp. (a),(b)	190,891	7,636
FG Acquisition Corp. (a),(b)	94,599	104,059
Haymaker Acquisition Corp. 4 (a),(b)	85,650	24,839
Investcorp India Acquisition Corp. (a),(b)	81,191	5,683
Jaguar Global Growth Corp. I (a),(b)	105,217	8,417
Jaws Mustang Acquisition Corp. (a),(b)	66,487	2,660
Learn CW Investment Corp. (a),(b)	199,000	5,691
LIV Capital Acquisition Corp. II (a),(b)	246,632	6,190
McLaren Racing Ltd. (a),(b),(c)	22,935	1,185,555
Northern Star Investment Corp. III (a),(b)	51,667	647
Northern Star Investment Corp. IV (a),(b)	51,664	3,100
OCA Acquisition Corp. (a),(b)	127,824	6,391
Osiris Acquisition Corp. (a),(b)	290,880	8,785
PowerUp Acquisition Corp. (a),(b)	130,108	6,505
Rigel Resource Acquisition Corp. (a),(b)	228,643	37,726

TOTAL WARRANTS (COST $1,279,307)		1,712,769

INVESTMENTS IN INVESTEE FUNDS — 9.8%
Europe — 0.7%
Qube Torus (cost $25,000,000) (a),(b),(n)	25,000	30,833,878

Total Europe		30,833,878

North America — 9.1%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $8,613,394) (a),(n)	3	8,593,762
Asgard Fixed Income Risk Premia Fund (cost $114,302,097) (a),(n)	116,785	126,281,972
Atreides Co. Series K DIs - SpaceX (Common) (cost $1,762,684) (a),(n)	1	2,319,130
Centiva Offshore Fund Ltd. (cost $31,252,500) (a),(n)	1	32,272,047
PIMCO ILS Fund SP II (cost $20,194,547) (a),(n)	6	18,961,055
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(n)	1	120,343,493
Statar Capital LLC (cost $59,000,005) (a),(n)	54,732	61,584,643

Total North America		370,356,102

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $353,125,227)		401,189,980

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0%
Omthera Pharmaceuticals, Inc. (c)	700	$0
Pershing Square Tontine Holdings Ltd. (a),(c)	2,020,101	0
Sinovac Biotech Ltd. (c)	200	1,294

TOTAL RIGHTS (COST $0)		1,294

TOTAL LONG-TERM INVESTMENTS (COST $5,223,398,449)		5,176,138,975

	Contracts	Value

COMMODITIES — 5.8%
California Carbon Allowance Vintage 2021 Physical (a),(b)	2,366,000	85,956,780
California Carbon Allowance Vintage 2023 Physical (a),(b)	525,000	19,073,250
California Carbon Allowance Vintage 2024 Physical (a),(b)	2,482,000	90,195,880
California Carbon Allowance Vintage 2025 Physical (a),(b)	689	25,218
California Carbon Allowance Vintage 2022 Physical (a),(b)	1,161,000	42,179,130

TOTAL COMMODITIES (COST $184,137,524)		237,430,258

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 1.0%

Exchange-Traded Call Options — 0.2%
CRUDE OIL FUT OPT DEC23	100.00 USD	11/15/23	20	2,000	$22,736	$15,800	$(6,936)
NAT GAS EURO OPT APR24	5.00 USD	4/01/24	1	5	1,123	635	(488)
NAT GAS EURO OPT APR25	5.00 USD	4/01/25	10	50	66,029	28,510	(37,519)
NAT GAS EURO OPT AUG24	5.00 USD	8/01/24	1	5	1,123	1,231	108
NAT GAS EURO OPT AUG25	5.00 USD	8/01/25	10	50	66,029	37,350	(28,679)
NAT GAS EURO OPT DEC25	5.00 USD	12/01/25	10	50	66,029	81,610	15,581
NAT GAS EURO OPT FEB25	5.00 USD	2/01/25	10	50	66,029	70,500	4,471
NAT GAS EURO OPT JAN25	5.00 USD	1/01/25	10	50	66,029	70,120	4,091
NAT GAS EURO OPT JUL24	5.00 USD	7/01/24	1	5	1,123	1,079	(44)
NAT GAS EURO OPT JUL25	5.00 USD	7/01/25	10	50	66,029	34,980	(31,049)
NAT GAS EURO OPT JAN24	5.00 USD	6/01/24	1	5	1,123	811	(312)
NAT GAS EURO OPT JAN25	5.00 USD	6/01/25	10	50	66,029	30,350	(35,679)
NAT GAS EURO OPT MAR25	5.00 USD	3/01/25	10	50	66,029	56,980	(9,049)
NAT GAS EURO OPT MAY24	5.00 USD	5/01/24	1	5	1,123	629	(494)
NAT GAS EURO OPT MAY25	5.00 USD	5/01/25	10	50	66,029	26,600	(39,429)
NAT GAS EURO OPT NOV25	5.00 USD	11/01/25	10	50	66,029	59,590	(6,439)
NAT GAS EURO OPT OCT24	5.00 USD	10/01/24	1	5	1,123	1,733	610
NAT GAS EURO OPT OCT25	5.00 USD	10/01/25	10	50	66,029	42,090	(23,939)
NAT GAS EURO OPT SEP24	5.00 USD	9/01/24	1	5	1,123	1,364	241
NAT GAS EURO OPT SEP25	5.00 USD	9/01/25	10	50	66,029	37,440	(28,589)
CRUDE OIL FUT OPT DEC23	150.00 USD	11/15/23	60	9,000	92,506	600	(91,906)
NAT GAS EURO OPT JAN24	7.00 USD	12/26/23	120	840	384,351	50,280	(334,071)
NAT GAS EURO OPT DEC23	3.75 USD	11/27/23	115	431	461,866	203,205	(258,661)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CRUDE OIL FUT OPT DEC24	125.00 USD	12/01/24	25	3,125	$32,591	$20,500	$(12,091)
NAT GAS EURO OPT DEC23	3.55 USD	11/27/23	10	36	45,529	22,990	(22,539)
NAT GAS EURO OPT DEC25	4.25 USD	11/24/25	10	42	87,779	107,600	19,821
NAT GAS EURO OPT JAN25	4.25 USD	12/26/24	10	42	87,779	92,560	4,781
NAT GAS EURO OPT FEB25	4.25 USD	1/28/25	10	42	87,779	91,340	3,561
NAT GAS EURO OPT MAR25	4.25 USD	2/25/25	10	42	87,779	73,410	(14,369)
NAT GAS EURO OPT APR25	4.25 USD	3/26/25	10	42	87,779	42,640	(45,139)
NAT GAS EURO OPT MAY25	4.25 USD	4/25/25	10	42	87,779	40,310	(47,469)
NAT GAS EURO OPT JUN25	4.25 USD	5/27/25	10	43	87,779	45,650	(42,129)
NAT GAS EURO OPT JUL25	4.25 USD	6/25/25	10	43	87,779	52,030	(35,749)
NAT GAS EURO OPT AUG25	4.25 USD	7/28/25	10	43	87,779	54,990	(32,789)
NAT GAS EURO OPT SEP25	4.25 USD	8/26/25	10	43	87,779	54,730	(33,049)
NAT GAS EURO OPT OCT25	4.25 USD	9/25/25	10	43	87,779	60,390	(27,389)
NAT GAS EURO OPT NOV25	4.25 USD	10/28/25	10	43	87,779	81,730	(6,049)
CRUDE OIL FUT OPT DEC24	110.00 USD	11/15/24	100	11,000	167,297	162,000	(5,297)
SILVER JUL24	30.00 USD	6/25/24	40	1,200	308,103	110,200	(197,903)
NAT GAS EURO OPT NOV23	3.75 USD	10/26/23	15	56	32,794	3,285	(29,509)
SILVER JUL24	70.00 USD	6/25/24	40	2,800	30,103	6,600	(23,503)
VOLATILITY INDEX DEC23	23.00 USD	12/20/23	2,610	60,030	520,771	399,330	(121,441)
PRIMARY ALUMNM OPT NOV23	2,300.00 USD	11/01/23	100	230,000	130,278	80,675	(49,603)
COMEX Gold Dec23	1,935.00 USD	11/27/23	35	67,725	154,587	34,650	(119,937)
CBOE SPX VOLATILITY INDEX MAR24	25.00 USD	3/20/24	1,740	43,500	474,202	375,840	(98,362)
NAT GAS EURO OPT JAN26	6.00 USD	12/26/25	25	150	95,500	195,075	99,575
NAT GAS EURO OPT FEB26	6.00 USD	1/27/26	25	150	95,500	186,300	90,800
NAT GAS EURO OPT MAR26	6.00 USD	2/24/26	25	150	95,500	142,200	46,700
NAT GAS EURO OPT APR26	6.00 USD	3/26/26	25	150	95,500	57,350	(38,150)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAY26	6.00 USD	4/27/26	25	150	$95,500	$51,225	$(44,275)
NAT GAS EURO OPT JUN26	6.00 USD	5/26/26	25	150	95,500	56,050	(39,450)
NAT GAS EURO OPT JUL26	6.00 USD	6/25/26	25	150	95,500	63,325	(32,175)
NAT GAS EURO OPT AUG26	6.00 USD	7/28/26	25	150	95,500	66,000	(29,500)
NAT GAS EURO OPT SEP26	6.00 USD	8/26/26	25	150	95,500	66,325	(29,175)
NAT GAS EURO OPT OCT26	6.00 USD	9/25/26	25	150	95,500	75,550	(19,950)
NAT GAS EURO OPT NOV26	6.00 USD	10/27/26	25	150	95,500	108,875	13,375
NAT GAS EURO OPT DEC26	6.00 USD	11/24/26	25	150	95,500	154,400	58,900
BRENT CRUDE MAR24	90.00 USD	1/26/24	77	6,930	208,560	368,830	160,270
PRIMARY ALUMNM OPT DEC23	2,300.00 USD	12/06/23	100	230,000	109,028	138,775	29,747
CRUDE OIL FUT OPT DEC23	100.00 USD	11/15/23	261	26,100	187,078	206,190	19,112
NAT GAS EURO OPT DEC23	4.00 USD	11/27/23	100	400	142,292	128,000	(14,292)
NAT GAS EURO OPT NOV23	3.50 USD	11/01/23	10	35	3,929	4,240	311
NAT GAS EURO OPT DEC23	4.50 USD	11/27/23	175	787	135,011	122,675	(12,336)
FTSE 100 INDEX OCT23	7,700.00 GBP	10/20/23	435	3,349,500	283,140	355,598	72,458
BRENT CRUDE MAR24	110.00 USD	1/26/24	70	7,700	56,300	48,300	(8,000)
FTSE 100 INDEX OCT23	7,800.00 GBP	10/20/23	522	4,071,600	311,570	210,175	(101,395)
CBOE SPX VOLATILITY INDX MAR24	20.00 USD	3/20/24	1,740	34,800	491,603	565,500	73,897
NAT GAS EURO OPT NOV23	3.10 USD	10/26/23	17	53	20,960	20,655	(305)
CBOE SPX VOLATILITY INDX MAR24	21.00 USD	3/20/24	1,740	36,540	521,183	508,080	(13,103)
iShares iBoxx $ Investment Grade Corporate Bond ETF	107.00 USD	12/15/23	1,996	213,572	73,916	77,844	3,928
Invesco S&P 500 Equal Weight ETF	147.00 USD	12/15/23	1,094	160,818	222,117	224,270	2,153

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CBOE SPX VOLATILITY INDX JUN24	22.00 USD	6/18/24	1,740	38,280	$589,045	$522,000	$(67,045)

					$9,213,003	$7,590,744	$(1,622,259)

Exchange-Traded Put Options — 0.1%
NAT GAS EURO OPT APR24	2.75 USD	4/01/24	2	5	$4,655	$6,032	$1,377
NAT GAS EURO OPT AUG24	2.75 USD	8/01/24	2	5	4,655	5,106	451
NAT GAS EURO OPT JAN24	3.00 USD	12/26/23	265	795	619,149	456,065	(163,084)
NAT GAS EURO OPT JUL24	2.75 USD	7/01/24	2	6	4,655	4,870	215
NAT GAS EURO OPT JAN24	2.75 USD	6/01/24	2	6	4,655	5,486	831
NAT GAS EURO OPT MAY24	2.75 USD	5/01/24	2	6	4,655	6,136	1,481
NAT GAS EURO OPT OCT24	2.75 USD	10/01/24	2	6	4,655	5,674	1,019
NAT GAS EURO OPT SEP24	2.75 USD	9/01/24	2	6	4,655	5,574	919
CRUDE OIL FUT OPT DEC23	40.00 USD	11/15/23	60	2,400	150,106	600	(149,506)
NAT GAS EURO OPT NOV23	5.00 USD	10/26/23	30	150	310,588	619,380	308,792
NAT GAS EURO OPT DEC23	5.00 USD	11/27/23	30	150	310,588	514,290	203,702
CRUDE OIL FUT OPT DEC24	46.00 USD	12/01/24	25	1,150	85,091	33,500	(51,591)
NAT GAS EURO OPT JAN24	3.70 USD	12/26/23	50	185	259,646	262,250	2,604
NAT GAS EURO OPT MAR24	3.25 USD	2/26/24	75	244	411,969	418,275	6,306
NAT GAS EURO OPT DEC23	2.50 USD	11/27/23	358	395	521,234	139,978	(381,256)
CRUDE OIL FUT OPT DEC24	43.00 USD	11/15/24	100	4,300	310,297	103,000	(207,297)
NAT GAS EURO OPT MAR24	3.15 USD	2/26/24	5	16	26,565	24,835	(1,730)
NAT GAS EURO OPT NOV23	2.80 USD	10/26/23	40	112	79,717	49,480	(30,237)
CBOE SPX VOLATILITY INDEX DEC23	14.00 USD	12/20/23	1,305	18,270	55,515	50,895	(4,620)
COMEX Gold Dec23	1,935.00 USD	11/27/23	35	67,725	176,137	274,400	98,263
NAT GAS EURO OPT NOV23	2.90 USD	10/26/23	30	87	55,188	51,180	(4,008)
CRUDE OIL FUT OPT DEC23	80.00 USD	10/26/23	258	20,640	464,818	67,080	(397,738)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT NOV23	2.50 USD	11/01/23	176	440	$149,624	$67,232	$(82,392)
CRUDE OIL FUT OPT NOV23	82.50 USD	10/17/23	55	4,537	81,877	19,250	(62,627)
PJM WH RT 352 JAN24	40.00 USD	12/28/23	100	4,000	22,880	9,152	(13,728)
PJM WH RT 336 FEB24	40.00 USD	1/30/24	100	4,000	21,840	26,208	4,368
SPDR S&P 500 ETF Trust	425.00 USD	10/13/23	299	127,075	176,421	115,713	(60,708)
BRENT CRUDE JAN24	0.50 USD	12/18/23	155	77	26,776	17,050	(9,726)
BRENT CRUDE MAR24	0.50 USD	2/16/24	155	77	26,776	34,100	7,324
BRENT CRUDE FEB24	0.50 USD	1/19/24	155	77	26,776	26,350	(426)
NAT GAS EURO OPT NOV23	2.70 USD	10/26/23	40	108	38,917	34,560	(4,357)

					$4,441,080	$3,453,701	$(987,379)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.2%
LME Nickel 3Mo Call	Morgan Stanley Capital Services LLC	4,000.00 USD	12/04/24	1,260	5,040,000	$2,431,800	$218,206	$(2,213,594)
LME Copper 3Mo Call	Morgan Stanley Capital Services LLC	16,500.00 USD	12/04/24	7,500	123,750,000	2,430,000	94,726	(2,335,274)
iShares China Large-Cap ETF Option Call 38.85 12/15/23	Goldman Sachs International	38.85 USD	12/15/23	1,146,566	44,544,089	1,868,903	8,252	(1,860,651)
RTY VS NDX OUTPERFORMANCE (RTY-NDX) OPT DEC23	Bank of America, N.A.	3.00 USD	12/15/23	69,520,000	208,560,000	2,120,360	3,330	(2,117,030)
USD CNH FX Option Call 7.25 12/14/23	Citibank N.A.	7.25 USD	12/14/23	2,610,000	18,922,500	247,950	1,443,833	1,195,883
USD CNH FX Option Call 7.3 12/14/23	Citibank N.A.	7.30 USD	12/14/23	2,610,000	19,053,000	276,660	1,118,923	842,263
EUR JPY FX Option Call 158 10/24/23	Nomura Securities International, Inc.	158.00 EUR	10/24/23	87,000,000	13,746,000,000	845,127	643,902	(201,225)
Dual Digital Option S&P 500 Index 4183.05 & SOFR 1y 5.55%	Goldman Sachs International	4,183.05 USD	12/15/23	14,863,000	62,172,672,150	1,099,862	932,271	(167,591)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Dual Digital Option S&P 500 Index 4183.05 & SOFR 30y 4.215%	Goldman Sachs International	4,183.05 USD	12/15/23	13,884,000	58,077,466,200	$902,460	$1,292,344	$389,884
AUD NZD FX Option Call 1.108 11/1/23	COEX Partners Limited	1.11 AUD	11/01/23	43,500,000	48,198,000	90,942	5,019	(85,923)
USD CNH FX Option Call 7.39 1/31/24	Citibank N.A.	7.39 USD	1/31/24	2,610,000	19,287,900	234,900	673,926	439,026
Buy CMS Cap on USD ICE Swap Rate Swaption .005 1/10/24	Morgan Stanley & Co. LLC	0.50 USD	1/10/24	2,930,400,000	1,465,200,000	3,080,000	387,318	(2,692,682)
USD CNH FX Option Call 7.45 10/10/23	J.P. Morgan Securities LLC	7.45 USD	10/10/23	43,500,000	324,075,000	4,785	2,349	(2,436)
USD CNH FX Option Call 6723.26 12/15/23	J.P. Morgan Securities LLC	6,723.26 USD	12/15/23	4,350,000	29,246,181,000	258,825	27,674	(231,151)
Dual Digital Option S&P 500 Index 3944.4 & SOFR 2y 4.409%	Deutsche Bank AG	3,944.60 USD	6/21/24	10,800,000	42,601,680,000	1,096,200	992,401	(103,799)
Dual Digital Option S&P 500 Index 3858.8 & SOFR 5y 3.903%	Deutsche Bank AG	3,858.80 USD	9/20/24	10,800,000	41,675,040,000	1,036,800	948,173	(88,627)
USD CNH FX Option Call 7.7 12/14/23	J.P. Morgan Securities LLC	7.70 USD	12/14/23	87,000,000	87,000,000	56,550	49,068	(7,482)
USD BRL FX Option Call 5.15 10/6/23	Morgan Stanley & Co. LLC	5.15 USD	10/06/23	17,400,000	17,400,000	28,710	27,838	(872)
CDX41 Swaption Call 65 1/17/24	Citigroup Global Markets, Inc	65.00 USD	1/17/24	242,250,000	15,746,250,000	233,771	128,942	(104,829)
CDX41 Swaption Call 67.5 1/17/24	Goldman Sachs & Co. LLC	67.50 USD	1/17/24	48,450,000	3,270,375,000	43,605	40,447	(3,158)
Swaption Call 3.931% 10/10/2033	Morgan Stanley & Co. LLC	3.93 USD	10/05/23	207,855,000	817,078,005	2,114,925	9,794	(2,105,131)

						$20,503,135	$9,048,736	$(11,454,399)

OTC Put Options — 0.5%
USD JPY FX Option Put 114.25 12/20/23	Bank of America, N.A.	114.25 USD	12/20/23	6,160,000	703,780,000	$609,224	$6,952	$(602,272)
USD ZAR FX Option Put 16 10/3/23	Deutsche Bank AG	16.00 USD	10/03/23	23,251,360	149,248,000	2,199,945	0	(2,199,945)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
FTSE 100 INDEX DEC23	JPMorgan Chase Bank, N.A.	7,445.76 USD	12/15/23	1,479,000	11,012,279,040	$101,903	$133,847	$31,944
S&P 500 INDEX DEC23 PUT	Citibank N.A.	3,886.00 USD	12/15/23	30,221	117,438,806	482,932	495,032	12,100
NIKKEI 225 INDEX DEC23	J.P. Morgan Securities LLC	29,881.56 JPY	12/08/23	279,744	8,359,187,121	282,365	454,551	172,186
SP TSX 500 INDEX DEC23	Goldman Sachs International	4,400.00 USD	12/29/23	80,812	355,572,800	6,477,535	12,815,137	6,337,602
S&P 500 INDEX DEC23	Citibank N.A.	4,050.02 USD	12/15/23	19,331	78,290,937	239,221	512,222	273,001
AUD NZD FX Option Put 1.0615 11/1/23	COEX Partners Limited	1.06 AUD	11/01/23	43,500,000	46,175,250	81,651	52,396	(29,255)
USD CNH FX Option Put 7.28 10/10/23	J.P. Morgan Securities LLC	7.28 USD	10/10/23	43,500,000	316,680,000	89,609	100,963	11,354
Swaption Put 3.931% 10/10/2033	Morgan Stanley & Co. LLC	3.93 USD	10/05/23	207,855,000	817,078,005	2,114,925	5,585,483	3,470,558

						$12,679,310	$20,156,583	$7,477,273

Total Purchased Options Outstanding						$46,836,528	$40,249,764	$(6,586,764)

Security Description	Shares	Value

REPURCHASE AGREEMENTS (o) — 3.1%
Barclays Capital, Inc., 4.25%, dated 07/22/2022, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $1,623,860) (p)	1,663,862	$1,663,862
Barclays Capital, Inc., 2.75%, dated 10/04/2022, due On Demand (collateralized by Bank of China Bond, 1.20% due 10/21/2030, market value $795,433) (p)	857,269	857,269
Barclays Capital, Inc., 5.00%, dated 12/22/2022, due On Demand (collateralized by Peru International Bond, 3.00% due 10/21/2030, market value $2,605,115) (p)	2,835,330	2,835,330
Barclays Capital, Inc., 5.00%, dated 12/29/2022, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $1,100,793) (p)	1,229,591	1,229,591
Barclays Capital, Inc., 5.00%, dated 01/10/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $2,092,577) (p)	2,206,051	2,206,051
Barclays Capital, Inc., 4.95%, dated 01/10/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $445,119) (p)	503,520	503,520

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 5.00%, dated 01/13/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $976,413) (p)	1,036,489	$1,036,489
Barclays Capital, Inc., 4.95%, dated 01/31/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $417,412) (p)	440,264	440,264
Barclays Capital, Inc., 2.25%, dated 01/31/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,302,195) (p)	1,430,266	1,430,266
Barclays Capital, Inc., 2.25%, dated 02/01/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $947,193) (p)	1,042,315	1,042,315
Barclays Capital, Inc., 5.00%, dated 02/02/2023, due On Demand (collateralized by Colombian International Bond, 5.63% due 02/26/2044, market value $1,341,227) (p)	1,557,917	1,557,917
Barclays Capital, Inc., 4.00%, dated 02/03/2023, due On Demand (collateralized by Petroleos Mexicanos Bond, 10.00% due 02/07/2033, market value $6,808,143) (p)	7,898,709	7,898,709
Barclays Capital, Inc., 2.75%, dated 05/17/2023, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $525,036) (p)	522,201	522,201
Barclays Capital, Inc., 2.75%, dated 05/18/2023, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $315,175) (p)	314,402	314,402
Barclays Capital, Inc., 4.25%, dated 06/01/2023, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $517,199) (p)	519,836	519,836
Barclays Capital, Inc., 5.00%, dated 06/09/2023, due On Demand (collateralized by Dominican Republic International Bond, 6.00% due 02/07/2033, market value $3,636,378) (p)	4,038,322	4,038,322
Barclays Capital, Inc., 4.95%, dated 06/27/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $1,508,049) (p)	1,732,870	1,732,870
Citigroup Global Markets Limited, 5.00%, dated 07/14/2023, due On Demand (collateralized by Brazilian International Bond, 6.00% due 10/20/2033, market value $1,946,207) (p)	2,183,273	2,183,273

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 5.10%, dated 07/19/2023, due On Demand (collateralized by Brazilian International Bond, 6.00% due 10/20/2033, market value $1,945,264) (p)	2,190,359	$2,190,359
Barclays Capital, Inc., 4.60%, dated 07/25/2023, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $9,975,538) (p)	10,813,572	10,813,572
JPMorgan Chase Bank, N.A., 4.70%, dated 07/27/2023, due On Demand (collateralized by Colombian International Bond, 5.63% due 02/26/2044, market value $785,596) (p)	924,866	924,866
JPMorgan Chase Bank, N.A., 5.00%, dated 07/27/2023, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $708,000) (p)	815,150	815,150
JPMorgan Chase Bank, N.A., 2.25%, dated 07/27/2023, due On Demand (collateralized by Bank of China Bond, 2.13% due 12/03/2029, market value $4,333,419) (p)	4,679,109	4,679,109
JPMorgan Chase Bank, N.A., 4.70%, dated 07/27/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $977,333) (p)	1,045,631	1,045,631
JPMorgan Chase Bank, N.A., 4.70%, dated 07/27/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $836,663) (p)	895,131	895,131
JPMorgan Chase Bank, N.A., 4.65%, dated 07/27/2023, due On Demand (collateralized by Colombian International Bond, 5.63% due 02/26/2044, market value $1,256,954) (p)	1,479,786	1,479,786
JPMorgan Chase Bank, N.A., 5.00%, dated 07/27/2023, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $623,925) (p)	718,351	718,351
JPMorgan Chase Bank, N.A., 5.00%, dated 07/27/2023, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $1,513,350) (p)	1,742,383	1,742,383
Barclays Capital, Inc., 5.00%, dated 08/21/2023, due On Demand (collateralized by Bank Gospodarstwa Krajowego Entity, 5.38% due 05/22/2033, market value $389,253) (p)	417,563	417,563
JPMorgan Chase Bank, N.A., 5.00%, dated 09/01/2023, due On Demand (collateralized by Dominican Republic International Bond, 6.00% due 02/07/2033, market value $685,127) (p)	758,061	758,061

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 5.05%, dated 09/06/2023, due On Demand (collateralized by Colombian International Bond, 8.00% due 04/20/2033, market value $700,055) (p)	769,284	$769,284
Barclays Capital, Inc., 5.10%, dated 09/06/2023, due On Demand (collateralized by Poland International Bond, 4.88% due 10/04/2033, market value $660,300) (p)	715,456	715,456
Barclays Capital, Inc., 5.10%, dated 09/08/2023, due On Demand (collateralized by Poland International Bond, 4.88% due 10/04/2033, market value $1,981,830) (p)	2,139,267	2,139,267
JPMorgan Chase Bank, N.A., 2.50%, dated 09/08/2023, due On Demand (collateralized by Turkey Government Bond, 6.75% due 05/30/2040, market value $564,417) (p)	632,883	632,883
Barclays Capital, Inc., 2.25%, dated 09/08/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,075,149) (p)	1,127,621	1,127,621
JPMorgan Chase Bank, N.A., 4.80%, dated 09/08/2023, due On Demand (collateralized by Turkey Government Bond, 6.00% due 01/14/2041, market value $523,142) (p)	577,390	577,390
Barclays Capital, Inc., 5.10%, dated 09/12/2023, due On Demand (collateralized by Colombian International Bond, 8.00% due 04/20/2033, market value $2,259,132) (p)	2,453,027	2,453,027
Barclays Capital, Inc., 5.05%, dated 09/13/2023, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $4,653,172) (p)	5,168,875	5,168,875
Barclays Capital, Inc., 5.05%, dated 09/18/2023, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $1,508,891) (p)	1,668,042	1,668,042
Barclays Capital, Inc., 5.15%, dated 09/18/2023, due On Demand (collateralized by Turkey Government Bond, 6.00% due 01/14/2041, market value $181,258) (p)	190,875	190,875
Barclays Capital, Inc., 5.10%, dated 09/22/2023, due On Demand (collateralized by Poland International Bond, 4.88% due 10/04/2033, market value $265,050) (p)	282,043	282,043
JPMorgan Chase Bank, N.A., 4.00%, dated 09/25/2023, due On Demand (collateralized by Petroleos Mexicanos Bond, 10.00% due 02/07/2033, market value $1,038,847) (p)	1,116,770	1,116,770

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 4.25%, dated 09/26/2023, due On Demand (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $2,386,620) (p)	2,502,799	$2,502,799
Barclays Capital, Inc., 5.10%, dated 09/26/2023, due On Demand (collateralized by Saudi Arabia International Bond, 5.00% due 01/18/2053, market value $2,062,550) (p)	2,180,643	2,180,643
JPMorgan Chase Bank, N.A., 5.05%, dated 09/26/2023, due On Demand (collateralized by Saudi Arabia International Bond, 4.63% due 10/04/2047, market value $676,176) (p)	744,509	744,509
Citigroup Global Markets Limited, 5.00%, dated 09/27/2023, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $1,032,016) (p)	1,120,619	1,120,619
Barclays Capital, Inc., 4.00%, dated 09/27/2023, due On Demand (collateralized by Mexican International Bond, 4.40% due 02/12/2052, market value $491,206) (p)	512,568	512,568
JPMorgan Chase Bank, N.A., 5.28%, dated 09/27/2023, due 10/04/2023 (collateralized by US Treasury Notes, 3.88% due 08/15/2033, market value $756,253)	767,431	767,431
JPMorgan Chase Bank, N.A., 5.30%, dated 09/27/2023, due 10/04/2023 (collateralized by US Treasury Notes, 3.00% due 08/15/2052, market value $2,112,154	2,130,619	2,130,619
Citigroup Global Markets Limited, 5.00%, dated 09/28/2023, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $775,377) (p)	832,680	832,680
Barclays Capital, Inc., 5.10%, dated 09/28/2023, due On Demand (collateralized by Qatar International Bond, 4.63% due 06/02/2046, market value $692,160) (p)	723,472	723,472
Barclays Capital, Inc., 5.05%, dated 09/28/2023, due On Demand (collateralized by Mexican International Bond, 4.28% due 08/14/2041, market value $850,016) (p)	877,273	877,273
JPMorgan Chase Bank, N.A., 5.36%, dated 09/28/2023, due 10/04/2023 (collateralized by US Treasury Notes, 1.88% due 02/28/2027, market value $13,255,695)	13,207,971	13,207,971

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 3.50%, dated 09/28/2023, due 10/02/2023 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.60% due Perpectual Maturity, market value $769,752)	825,048	$825,048
Citigroup Global Markets Limited, 5.00%, dated 09/26/2023, due 10/02/2023 (collateralized by Ecopetrol S.A., 8.88% due 01/13/2033, market value $1,044,818)	1,124,853	1,124,853
JPMorgan Chase Bank, N.A., 5.00%, dated 09/29/2023, due 10/04/2023 (collateralized by South African International Bond, 5.88% due 06/22/2030, market value $1,261,613)	1,351,322	1,351,322
JPMorgan Chase Bank, N.A., 5.00%, dated 07/27/2023, due 10/04/2023 (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $2,428,381)	2,894,529	2,894,529
Barclays Capital, Inc., 5.05%, dated 09/28/2023, due 10/05/2023 (collateralized by Ecopetrol S.A., 8.88% due 01/13/2033, market value $558,217)	582,774	582,774
Citigroup Global Markets Limited, 8.88%, dated 09/29/2023, due 10/05/2023 (collateralized by Ecopetrol S.A., 8.88% due 01/13/2033, market value $347,292)	369,375	369,375
JPMorgan Chase Bank, N.A., 5.15%, dated 07/27/2023, due 10/06/2023 (collateralized by Brazilian International Bond, 5.00% due 01/27/2045, market value $611,372)	704,352	704,352
Barclays Capital, Inc., 5.00%, dated 01/04/2023, due 10/10/2023 (collateralized by Peru International Bond, 3.00% due 08/15/2052, market value $350,378)	377,638	377,638
Barclays Capital, Inc., 5.00%, dated 03/22/2023, due 10/10/2023 (collateralized by Peru International Bond, 3.00% due 08/15/2052, market value $2,371,786)	2,577,892	2,577,892
JPMorgan Chase Bank, N.A., 5.00%, dated 09/01/2023, due 10/11/2023 (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $436,127)	486,380	486,380
JPMorgan Chase Bank, N.A., 4.00%, dated 07/27/2023, due 10/12/2023 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% due Perpectual Maturity, market value $9,856,425)	10,655,639	10,655,639

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 3.50%, dated 07/15/2022, due 10/12/2023 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% due Perpectual Maturity, market value $1,889,431)	2,004,128	$2,004,128

TOTAL REPURCHASE AGREEMENTS (COST $124,888,496)		124,888,496

TOTAL INVESTMENTS IN SECURITIES — 136.7% (COST $5,579,260,997)		5,578,707,493

TOTAL SECURITIES SOLD SHORT — (31.3)% (PROCEEDS $ 1,302,901,952)		(1,278,124,259)

Other Assets and Liabilities (q) — (5.4)%		(220,137,143)

Net Assets — 100.0%		$4,080,446,091

SECURITIES SOLD SHORT — (31.3)%
COMMON STOCK — (11.4)%
Africa — 0.0%
Commercial Services — 0.0%
Lesaka Technologies, Inc. (a)	500	(1,950)

Engineering & Construction — 0.0%
IHS Holding Ltd. (a)	400	(2,220)

Mining — 0.0%
Caledonia Mining Corp. plc	100	(986)
Gold Fields Ltd., ADR	600	(6,516)

		(7,502)

Total Africa		(11,672)

Asia — (0.5)%
Agriculture — 0.0%
FARMMI, Inc. (a)	7	(11)
RLX Technology, Inc., ADR (a)	71,200	(107,512)

		(107,523)

Auto Manufacturers — (0.1)%
Honda Motor Co. Ltd., ADR	12,200	(410,408)
NIO, Inc., ADR (a)	206,900	(1,870,376)
Polestar Automotive Holding UK PLC, Class A, ADR (a)	54,900	(144,936)
Toyota Motor Corp., ADR	3,100	(557,225)
XPeng, Inc., ADR (a)	42,600	(782,136)

		(3,765,081)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Auto Parts & Equipment — 0.0%
indie Semiconductor, Inc., Class A (a)	9,700	$(61,110)

Biotechnology — 0.0%
BeiGene Ltd., ADR (a)	3,100	(557,597)
Burning Rock Biotech Ltd., ADR (a)	800	(776)
Origin Agritech Ltd. (a)	300	(987)
Zai Lab Ltd., ADR (a)	2,100	(51,051)

		(610,411)

Chemicals — 0.0%
Daqo New Energy Corp., ADR (a)	17,400	(526,698)
Ikonics Corp. (c)	100	0
Tantech Holdings Ltd. (a)	387	(522)

		(527,220)

Commercial Banks — 0.0%
HDFC Bank Ltd., ADR	600	(35,406)
Mitsubishi UFJ Financial Group, Inc., ADR	74,000	(628,260)
Mizuho Financial Group, Inc., ADR	1,400	(4,802)
Shinhan Financial Group Co. Ltd., ADR	2,000	(52,980)
Sumitomo Mitsui Financial Group, Inc., ADR	36,300	(357,555)

		(1,079,003)

Commercial Services — 0.0%
BIT Mining Ltd., ADR (a)	1,850	(5,087)
BTC DIGITAL Ltd. (a)	36	(129)
DRAGON VICTORY INTERNATIONAL (a)	400	(544)
Pop Culture Group Co. Ltd., Class A (a)	600	(198)
Tarena International, Inc., ADR (a)	133	(259)

		(6,217)

Computers — 0.0%
Datasea, Inc. (a)	500	(97)
Ebang International Holdings, Inc., Class A (a)	173	(1,266)
Sify Technologies Ltd., ADR (a)	500	(915)
TDCX, Inc., ADR (a)	100	(591)
Wipro Ltd., ADR	100	(484)

		(3,353)

Construction Materials — 0.0%
Hesai Group, ADR (a)	200	(2,000)

Distribution/Wholesale — 0.0%
JX Luxventure Ltd. (a)	100	(117)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Diversified Financial Services — 0.0%
Bit Digital, Inc. (a)	12,900	$(27,606)
Jianpu Technology, Inc., ADR (a)	400	(396)
KB Financial Group, Inc., ADR	3,000	(123,330)
ORIX Corp., ADR	100	(9,388)
Qifu Technology, Inc., ADR	1,100	(16,896)
Qudian, Inc., ADR (a)	6,800	(14,416)
SOLOWIN HOLDINGS (a)	89	(279)
SOS Ltd., ADR (a)	1,804	(7,902)

		(200,213)

Electric — 0.0%
Korea Electric Power Corp., ADR	3,300	(21,252)
ReNew Energy Global plc, Class A (a)	13,200	(71,676)

		(92,928)

Energy—Alternate Sources — 0.0%
Emeren Group Ltd., ADR (a)	5,700	(17,556)
JinkoSolar Holding Co. Ltd., ADR	10,600	(321,922)

		(339,478)

Engineering & Construction — 0.0%
EHang Holdings Ltd., ADR (a)	12,600	(227,052)

Food — 0.0%
TDH Holdings, Inc. (a)	560	(678)

Healthcare—Services — 0.0%
Aesthetic Medical International Holdings Group Ltd., ADR (a)	300	(214)
Fresh2 Group Ltd., ADR (a)	195	(220)

		(434)

Home Furnishings — 0.0%
Sony Group Corp., ADR	8,200	(675,762)

Insurance — 0.0%
Huize Holding Ltd., ADR (a)	300	(330)

Internet — (0.4)%
Alibaba Group Holding Ltd., ADR (a)	1,800	(156,132)
Baidu, Inc., ADR (a)	2,800	(376,180)
Bilibili, Inc., ADR (a)	64,200	(884,034)
BOQII HOLDING Ltd., ADR (a)	99	(338)
Coupang, Inc. (a)	106,000	(1,802,000)
Dada Nexus Ltd., ADR (a)	5,100	(22,695)
DingDong Cayman Ltd., ADR (a)	12,143	(23,679)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Full Truck Alliance Co. Ltd., ADR (a)	108,100	$(761,024)
Future FinTech Group, Inc. (a)	260	(283)
Grab Holdings Ltd., Class A (a)	276,600	(979,164)
iClick Interactive Asia Group Ltd., ADR (a)	250	(485)
MakeMyTrip Ltd. (a)	1,200	(48,624)
Moxian BVI, Inc. (a)	700	(637)
PDD Holdings, Inc., ADR (a)	27,900	(2,736,153)
Sea Ltd., ADR (a)	77,200	(3,392,940)
Sohu.com Ltd., ADR (a)	500	(4,710)
So-Young International, Inc., ADR (a)	500	(515)
Trip.com Group Ltd., ADR (a)	41,700	(1,458,249)
Uxin Ltd., ADR (a)	3,298	(5,376)
Vnet Group, Inc., ADR (a)	29,400	(92,022)
Yatsen Holding Ltd., ADR (a)	17,500	(17,500)
Zhihu, Inc., ADR (a)	28,200	(29,328)

		(12,792,068)

Iron/Steel — 0.0%
POSCO Holdings, Inc., ADR	2,800	(287,000)

Leisure Time — 0.0%
EZGO TECHNOLOGIES Ltd. (a)	6,200	(884)
Niu Technologies, ADR (a)	2,000	(5,660)
Tuniu Corp., ADR (a)	3,600	(4,320)

		(10,864)

Lodging — 0.0%
H World Group Ltd., ADR (a)	8,200	(323,326)

Metal Fabricate/Hardware — 0.0%
ZK International Group Co. Ltd. (a)	1,200	(804)

Oil & Gas Services — 0.0%
Recon Technology Ltd., Class A (a)	1,800	(558)

Pharmaceuticals — 0.0%
Hutchmed China Ltd., ADR (a)	900	(15,246)
MEDIROM Healthcare Technologies, Inc., ADR (a)	100	(563)
QILIAN INTERNATIONAL HOLDING	300	(252)
Takeda Pharmaceutical Co. Ltd., ADR	27,000	(417,690)

		(433,751)

Real Estate — 0.0%
KE Holdings, Inc., ADR	38,400	(595,968)

Retail — 0.0%
Kaixin Auto Holdings (a)	126	(208)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Semiconductors — 0.0%
ADVANTEST Corp. (b)	26,800	$(749,805)
Canaan, Inc., ADR (a)	52,700	(95,914)
Silicon Motion Technology Corp., ADR (a)	100	(5,125)

		(850,844)

Software — 0.0%
17 Education & Technology Group, Inc., ADR (a)	625	(487)
FingerMotion, Inc. (a)	2,800	(17,388)
Gaotu Techedu, Inc., ADR (a)	33,500	(92,460)
Kingsoft Cloud Holdings Ltd., ADR (a)	30,300	(149,379)
Link Motion, Inc., ADR (c)	11,000	0
NetEase, Inc., ADR	11,300	(1,131,808)
OneConnect Financial Technology Co. Ltd., ADR (a)	640	(2,003)
Powerbridge Technologies Co. Ltd. (a)	200	(290)
The9 Ltd., ADR (a)	4,300	(2,874)
Tuya, Inc., ADR (a)	8,500	(13,175)
WiMi Hologram Cloud, Inc., ADR (a)	4,900	(3,528)
Youdao, Inc., ADR (a)	3,900	(15,678)

		(1,429,070)

Telecommunications — 0.0%
Chindata Group Holdings Ltd., ADR (a)	18,500	(153,550)
Chunghwa Telecom Co. Ltd., ADR	1,300	(46,722)
GDS Holdings Ltd., ADR (a)	17,200	(188,340)
KT Corp., ADR	15,800	(202,556)
SK Telecom Co. Ltd., ADR	2,600	(55,796)
Telkom Indonesia Persero Tbk PT, ADR	3,400	(81,940)

		(728,904)

Transportation — 0.0%
BEST, Inc., ADR (a)	515	(1,143)
Grindrod Shipping Holdings Ltd.	500	(4,695)
MingZhu Logistics Holdings Ltd. (a)	1,200	(552)

		(6,390)

Total Asia		(25,158,665)

Europe — (0.4)%
Airlines — 0.0%
Ryanair Holdings plc, ADR (a)	3,400	(330,514)

Apparel — 0.0%
On Holding AG, Class A (a)	9,900	(275,418)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Beverages — 0.0%
Anheuser-Busch InBev SA, ADR	14,600	$(807,380)

Biotechnology — 0.0%
Abcam plc, ADR (a)	700	(15,841)
ADC Therapeutics SA (a)	1,588	(1,424)
Argenx SE, ADR (a)	300	(147,489)
Artelo Biosciences, Inc. (a)	6	(9)
BioNTech SE, ADR (a)	8,800	(956,032)
CureVac NV (a)	8,100	(55,323)
Freeline Therapeutics Holdings plc, ADR (a)	100	(424)
GH Research plc (a)	500	(5,025)
Mereo Biopharma Group plc, ADR (a)	13,800	(17,802)
NuCana plc, ADR (a)	1,300	(792)
Olink Holding AB, ADR (a)	1,900	(28,025)
Tiziana Life Sciences Ltd. (a)	368	(248)
VACCITECH plc, ADR (a)	200	(618)

		(1,229,052)

Commercial Banks — (0.2)%
Barclays plc, ADR	11,700	(91,143)
Deutsche Bank AG	26,700	(293,433)
HSBC Holdings plc, ADR	39,800	(1,570,508)
ING Groep NV, ADR	13,300	(175,294)
Lloyds Banking Group plc, ADR	1,700	(3,621)
NatWest Group plc, ADR	3,300	(19,239)
UBS Group AG	70,665	(1,741,892)

		(3,895,130)

Commercial Services — 0.0%
Cimpress plc (a)	900	(63,009)
Rentokil Initial plc, ADR	3,200	(118,560)

		(181,569)

Computers — 0.0%
ARQIT QUANTUM, Inc. (a)	800	(476)

Cosmetics/Personal Care — (0.1)%
Unilever plc, ADR	28,500	(1,407,900)

Electric — 0.0%
Atlantica Sustainable Infrastructure plc	1,300	(24,830)
National Grid plc, ADR	2,400	(145,512)

		(170,342)

Entertainment — 0.0%
Genius Sports Ltd. (a)	1,100	(5,863)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Manchester United plc, Class A	12,500	$(247,375)

		(253,238)

Forest Products & Paper — 0.0%
Mercer International, Inc.	800	(6,864)

Healthcare—Products — 0.0%
Koninklijke Philips NV (a)	3,735	(74,476)
Trinity Biotech plc, ADR (a)	800	(583)

		(75,059)

Healthcare—Services — (0.1)%
ICON plc, ADR (a)	8,400	(2,068,500)
MDxHealth SA, ADR (a)	100	(284)

		(2,068,784)

Insurance — 0.0%
Aegon Ltd., ADR	20,200	(96,960)

Internet — 0.0%
Farfetch Ltd., Class A (a)	100,200	(209,418)
Jumia Technologies AG, ADR (a)	31,100	(82,104)
MYT Netherlands Parent BV, ADR (a)	1,600	(5,440)
Opera Ltd., ADR	300	(3,381)

		(300,343)

Machinery—Constr&Mining — 0.0%
Wallbox NV (a)	15,300	(34,425)

Media — 0.0%
Liberty Global plc, Class A (a)	1,700	(29,104)
Pearson plc, ADR	3,100	(32,674)

		(61,778)

Mining — 0.0%
Atlas Lithium Corp. (a)	900	(27,576)

Oil & Gas — 0.0%
Equinor ASA, ADR	1,100	(36,069)
Shell plc, ADR	2,900	(186,702)

		(222,771)

Packaging & Containers — 0.0%
Amcor plc	99,900	(915,084)

Pharmaceuticals — 0.0%
AC Immune SA (a)	600	(1,710)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Ascendis Pharma AS, ADR (a)	4,900	$(458,836)
InflaRx NV (a)	1,000	(2,980)

		(463,526)

Retail — 0.0%
Cazoo Group Ltd. (a)	1,845	(1,006)

Software — 0.0%
Kaleyra, Inc. (a)	42	(304)
SAP SE, ADR	7,900	(1,021,628)
Sophia Genetics SA (a)	100	(255)

		(1,022,187)

Telecommunications — 0.0%
Nokia Oyj, ADR	15,200	(56,848)
Telefonaktiebolaget LM Ericsson, ADR	8,900	(43,254)

		(100,102)

Transportation — 0.0%
Costamare, Inc.	9,800	(94,276)
KNOT Offshore Partners LP	700	(4,781)
Safe Bulkers, Inc.	4,600	(14,904)

		(113,961)

Total Europe		(14,061,445)

Middle East — 0.0%
Advertising — 0.0%
Taboola.com Ltd. (a)	14,900	(56,471)

Aerospace/Defense — 0.0%
Elbit Systems Ltd.	100	(19,798)

Auto Parts & Equipment — 0.0%
Foresight Autonomous Holdings Ltd., ADR (a)	600	(1,224)
Innoviz Technologies Ltd. (a)	21,200	(41,340)
Mobileye Global, Inc., Class A (a)	700	(29,085)

		(71,649)

Biotechnology — 0.0%
Evogene Ltd. (a)	1,800	(1,054)
Gamida Cell Ltd.	3,000	(3,090)

		(4,144)

Computers — 0.0%
Check Point Software Technologies Ltd. (a)	600	(79,968)
Nano Dimension Ltd., ADR (a)	1,700	(4,624)

		(84,592)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Electric — 0.0%
Enlight Renewable Energy Ltd. (a)	300	$(4,707)

Entertainment — 0.0%
NEOGAMES SA (a)	200	(5,400)

Healthcare—Products — 0.0%
Collplant Biotechnologies Ltd., ADR	100	(563)

Internet — 0.0%
Innovid Corp. (a)	3,000	(3,840)
PERION NETWORK Ltd. (a)	300	(9,189)
SimilarWeb Ltd. (a)	1,300	(8,424)

		(21,453)

Pharmaceuticals — 0.0%
Teva Pharmaceutical Industries Ltd., ADR (a)	2,100	(21,420)

Software — 0.0%
Cognyte Software Ltd. (a)	4,300	(20,683)
Global-e Online Ltd. (a)	1,100	(43,714)
Yalla Group Ltd., ADR (a)	1,100	(5,764)

		(70,161)

Telecommunications — 0.0%
Gilat Satellite Networks Ltd. (a)	500	(3,215)

Transportation — 0.0%
Castor Maritime, Inc. (a)	5,460	(2,353)

Total Middle East		(365,926)

North America — (10.5)%
Advertising — 0.0%
Advantage Solutions, Inc. (a)	1,900	(5,396)
Interpublic Group of Cos., Inc. (The)	6,600	(189,156)
IZEA WORLDWIDE, Inc. (a)	900	(1,944)
National CineMedia, Inc.	9,460	(42,475)
Omnicom Group, Inc.	1,500	(111,720)
Stran & Co., Inc. (a)	500	(615)
Trade Desk, Inc. (The), Class A (a)	6,200	(484,530)
TROIKA MEDIA GROUP, Inc. (a)	5,100	(5,610)

		(841,446)

Aerospace/Defense — 0.0%
AerSale Corp. (a)	500	(7,470)
AEye, Inc. (a)	16,100	(3,381)
ASTRA SPACE, Inc. (a)	926	(1,713)
CAE, Inc. (a)	3,000	(70,050)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Leonardo DRS, Inc. (a)	600	$(10,020)
MOMENTUS, Inc. (a)	66	(132)
Redwire Corp. (a)	2,100	(6,069)
Rocket Lab USA, Inc. (a)	3,900	(17,082)
TAT TECHNOLOGIES Ltd.	100	(860)

		(116,777)

Agriculture — (0.1)%
22ND CENTURY GROUP, Inc. (a)	40	(39)
Andersons, Inc. (The)	600	(30,906)
Benson Hill, Inc. (a)	9,200	(3,050)
Bunge Ltd.	11,800	(1,277,350)
Darling Ingredients, Inc. (a)	10,200	(532,440)

		(1,843,785)

Airlines — 0.0%
Alaska Air Group, Inc. (a)	17,300	(641,484)
Allegiant Travel Co.	500	(38,430)
Copa Holdings SA, Class A	400	(35,648)
Delta Air Lines, Inc.	25,500	(943,500)
Frontier Group Holdings, Inc. (a)	7,100	(34,364)
Hawaiian Holdings, Inc. (a)	5,300	(33,549)
JetBlue Airways Corp. (a)	103,300	(475,180)
SkyWest, Inc. (a)	200	(8,388)
Southwest Airlines Co.	8,400	(227,388)
Spirit Airlines, Inc.	31,500	(519,750)
United Airlines Holdings, Inc. (a)	13,300	(562,590)
WHEELS UP EXPERIENCE, Inc. (a)	1,910	(3,954)

		(3,524,225)

Apparel — 0.0%
Capri Holdings Ltd. (a)	13,000	(683,930)
Carter’s, Inc.	8,300	(573,945)
Crocs, Inc. (a)	1,900	(167,637)
Deckers Outdoor Corp. (a),(b)	44	(22,620)
Gildan Activewear, Inc.	8,800	(246,488)
Hanesbrands, Inc.	36,800	(145,728)
Levi Strauss & Co., Class A	1,500	(20,370)
PLBY Group, Inc. (a)	21,464	(17,193)
PVH Corp.	100	(7,651)
Ralph Lauren Corp.	400	(46,436)
Torrid Holdings, Inc. (a)	2,597	(5,739)
VF Corp.	2,700	(47,709)

		(1,985,446)

Auto Manufacturers — (0.1)%
Canoo, Inc. (a)	1,600	(784)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
ElectraMeccanica Vehicles Corp. (a)	3,745	$(2,453)
Fisker, Inc. (a)	35,400	(227,268)
GreenPower Motor Co., Inc. (a)	100	(315)
Hyliion Holdings Corp. (a)	1,100	(1,298)
Lion Electric Co. (The) (a)	200	(382)
Lucid Group, Inc. (a)	26,200	(146,458)
MULLEN AUTOMOTIVE, Inc. (a)	57,055	(25,903)
Nikola Corp. (a)	265,400	(416,678)
PACCAR, Inc.	700	(59,514)
Rivian Automotive, Inc., Class A (a)	57,500	(1,396,100)
Workhorse Group, Inc. (a)	42,600	(17,653)
Xos, Inc. (a)	2,500	(860)

		(2,295,666)

Auto Parts & Equipment — 0.0%
Aptiv plc (a)	500	(49,295)
Aurora Innovation, Inc. (a)	23,000	(54,050)
BorgWarner, Inc.	3,000	(121,110)
CBAK Energy Technology, Inc. (a)	3,000	(2,457)
CEPTON, Inc. (a)	500	(1,900)
Fox Factory Holding Corp. (a)	1,200	(118,896)
Goodyear Tire & Rubber Co. (The) (a)	3,000	(37,290)
Holley, Inc. (a)	3,400	(16,966)
Lear Corp.	200	(26,840)
Luminar Technologies, Inc. (a)	90,900	(413,595)
Magna International, Inc.	5,100	(273,411)
Microvast Holdings, Inc. (a)	27,500	(51,975)
Phinia, Inc.	1,900	(50,901)
SES AI Corp. (a)	4,300	(9,761)
Solid Power, Inc. (a)	300	(606)
Visteon Corp. (a)	800	(110,456)
Worksport Ltd. (a)	1,100	(2,310)
XPEL, Inc. (a)	1,700	(131,087)

		(1,472,906)

Beverages — (0.1)%
Alkaline Water Co., Inc. (The) (a)	1,080	(394)
BRC, Inc., Class A (a)	10,600	(38,054)
Brown-Forman Corp., Class B	11,200	(646,128)
Constellation Brands, Inc., Class A	12,800	(3,217,024)
Farmer Bros Co. (a)	3,000	(7,740)
Oatly Group AB, ADR (a)	2,900	(2,599)
Westrock Coffee Co. (a)	400	(3,544)
Zevia PBC, Class A (a)	1,600	(3,552)

		(3,919,035)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Biotechnology — (0.1)%
2seventy bio, Inc. (a)	1,400	$(5,488)
Aadi Bioscience, Inc. (a)	400	(1,936)
Abeona Therapeutics, Inc. (a)	3,228	(13,590)
Acer Therapeutics, Inc. (a)	7,500	(6,192)
Aceragen, Inc. (a)	735	(283)
Adaptimmune Therapeutics plc, ADR (a)	8,579	(6,692)
ADIAL PHARMACEUTICALS, Inc. (a)	332	(890)
Aerovate Therapeutics, Inc. (a)	200	(2,714)
Aeterna Zentaris, Inc. (a)	248	(600)
Agenus, Inc. (a)	24,100	(27,233)
AgeX Therapeutics, Inc. (a)	1,000	(680)
Akero Therapeutics, Inc. (a)	3,800	(192,204)
Allakos, Inc. (a)	3,600	(8,172)
Alpha Teknova, Inc. (a)	300	(837)
Alzamend Neuro, Inc. (a)	3,600	(853)
Annovis Bio, Inc. (a)	300	(2,847)
Apellis Pharmaceuticals, Inc. (a)	9,200	(349,968)
Arcturus Therapeutics Holdings, Inc. (a)	2,300	(58,765)
Arcutis Biotherapeutics, Inc. (a)	10,700	(56,817)
Assembly Biosciences, Inc. (a)	100	(89)
Atara Biotherapeutics, Inc. (a)	3,200	(4,736)
Athersys, Inc. (a)	1,400	(605)
Atreca, Inc., Class A (a)	2,500	(653)
Avalo Therapeutics, Inc. (a)	22,700	(2,740)
Axsome Therapeutics, Inc. (a)	10,300	(719,867)
Biohaven Ltd. (a)	7,700	(200,277)
BioVie, Inc. (a)	400	(1,364)
Bluebird Bio, Inc. (a)	21,500	(65,360)
Blueprint Medicines Corp. (a)	300	(15,066)
BrainStorm Cell Therapeutics, Inc. (a)	1,100	(220)
Cabaletta Bio, Inc. (a)	800	(12,176)
Capricor Therapeutics, Inc. (a)	1,400	(4,788)
Carisma Therapeutics, Inc.	2,878	(12,174)
Cassava Sciences, Inc. (a)	6,100	(101,504)
Celldex Therapeutics, Inc. (a)	1,000	(27,520)
Cellectar Biosciences, Inc. (a)	1,300	(3,432)
CEL-SCI Corp. (a)	1,700	(2,125)
Cerevel Therapeutics Holdings, Inc. (a)	500	(10,915)
Cytek Biosciences, Inc. (a)	8,200	(45,264)
Day One Biopharmaceuticals, Inc. (a)	100	(1,227)
Eiger BioPharmaceuticals, Inc. (a)	300	(92)
Elutia, Inc. (a)	100	(143)
ENDRA Life Sciences, Inc. (a)	245	(274)
Entrada Therapeutics, Inc. (a)	400	(6,320)
Enzo Biochem, Inc. (a)	3,200	(4,480)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
EQRx, Inc. (a)	18,100	$(40,182)
Evolus, Inc. (a)	600	(5,484)
Frequency Therapeutics, Inc. (a)	200	(73)
Galera Therapeutics, Inc. (a)	4,100	(718)
Gemini Therapeutics, Inc. (c)	1,300	0
Genprex, Inc. (a)	1,900	(750)
Geron Corp. (a)	4,800	(10,176)
Greenwich Lifesciences, Inc. (a)	300	(2,652)
Halozyme Therapeutics, Inc. (a)	800	(30,560)
Hepion Pharmaceuticals, Inc. (a)	265	(1,322)
HilleVax, Inc.	500	(6,725)
Homology Medicines, Inc. (a)	1,300	(1,521)
Horizon Therapeutics plc (b)	38,300	(4,430,927)
Humacyte, Inc. (a)	2,400	(7,032)
Icosavax, Inc. (a)	800	(6,200)
IGM Biosciences, Inc. (a)	3,500	(29,225)
Ikena Oncology, Inc. (a)	800	(3,464)
Illumina, Inc. (a)	300	(41,184)
ImmunityBio, Inc. (a)	41,100	(69,459)
Inmune Bio, Inc. (a)	900	(6,156)
Invivyd, Inc. (a)	5,200	(8,840)
Iovance Biotherapeutics, Inc. (a)	13,100	(59,605)
iTeos Therapeutics, Inc. (a)	3,100	(33,945)
Iterum Therapeutics plc (a)	913	(758)
Janux Therapeutics, Inc. (a)	600	(6,048)
Karuna Therapeutics, Inc. (a)	100	(16,909)
Keros Therapeutics, Inc. (a)	100	(3,188)
Kiniksa Pharmaceuticals Ltd., Class A (a)	500	(8,685)
Krystal Biotech, Inc. (a)	2,100	(243,600)
Lineage Cell Therapeutics, Inc. (a)	2,400	(2,832)
Longeveron, Inc. (a)	700	(1,624)
Matinas BioPharma Holdings, Inc. (a)	3,100	(403)
Meiragtx Holdings PLC (a)	1,600	(7,856)
Merrimack Pharmaceuticals, Inc. (a)	611	(7,534)
Mind Medicine MindMed, Inc. (a)	2,006	(6,279)
MiNK Therapeutics, Inc. (a)	200	(234)
Mirati Therapeutics, Inc. (a)	900	(39,204)
Monte Rosa Therapeutics, Inc. (a)	700	(3,353)
MoonLake Immunotherapeutics (a)	100	(5,700)
Myriad Genetics, Inc. (a)	2,300	(36,892)
Novavax, Inc. (a)	26,300	(190,412)
Nuvalent, Inc., Class A (a)	1,400	(64,358)
Ocuphire Pharma, Inc. (a)	500	(1,675)
Omega Therapeutics, Inc. (a)	400	(860)
ONCOCYTE Corp. (a)	200	(656)
OpGen, Inc. (a)	5	(2)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Orgenesis, Inc. (a)	600	$(365)
Ovid therapeutics, Inc. (a)	1,600	(6,144)
Palatin Technologies, Inc. (a)	576	(870)
PDL BioPharma, Inc. (a),(c)	4,500	(11,115)
Precigen, Inc. (a)	1,700	(2,414)
Predictive Oncology, Inc. (a)	325	(1,040)
PROTALIX BIOTHERAPEUTICS, Inc. (a)	500	(830)
Rallybio Corp. (a)	200	(674)
Recursion Pharmaceuticals, Inc., Class A (a)	1,300	(9,945)
Reviva Pharmaceuticals Holdings, Inc. (a)	300	(1,464)
Rockwell Medical, Inc. (a)	1,436	(2,987)
SAB Biotherapeutics, Inc. (a)	1,000	(630)
Scholar Rock Holding Corp. (a)	3,100	(22,010)
Scilex Holding Co. (a)	11,154	(15,616)
Seelos Therapeutics, Inc. (a)	13,800	(2,539)
Seer, Inc. (a)	3,400	(7,514)
Selecta Biosciences, Inc. (a)	900	(954)
Sesen Bio, Inc. (c)	25,568	0
Structure Therapeutics, Inc., ADR (a)	400	(20,168)
Tango Therapeutics, Inc. (a)	1,100	(12,386)
Taysha Gene Therapies, Inc. (a)	9,600	(30,336)
TScan Therapeutics, Inc. (a)	2,000	(5,120)
Tyra Biosciences, Inc. (a)	200	(2,754)
UNITY Biotechnology, Inc. (a)	1,210	(2,904)
VACCINEX, Inc. (a)	40	(45)
Vaxart, Inc. (a)	600	(452)
Vaxxinity, Inc., Class A (a)	2,400	(3,288)
Veracyte, Inc. (a)	4,100	(91,553)
Verve Therapeutics, Inc. (a)	100	(1,326)
Vir Biotechnology, Inc. (a)	8,200	(76,834)
VISTAGEN THERAPEUTICS, Inc. (a)	1,353	(7,090)
VolitionRX Ltd. (a)	900	(620)
Vor BioPharma, Inc. (a)	1,100	(2,332)
X4 Pharmaceuticals, Inc. (a)	800	(872)
Zevra Therapeutics, Inc. (a)	2,700	(13,014)
Zivo Bioscience, Inc. (a)	200	(264)
Zymeworks, Inc. (a)	7,100	(45,014)

		(7,828,917)

Chemicals — (0.2)%
Albemarle Corp.	29,100	(4,948,164)
Axalta Coating Systems Ltd. (a)	100	(2,690)
Danimer Scientific, Inc. (a)	18,200	(37,674)
Ingevity Corp. (a)	300	(14,283)
International Flavors & Fragrances, Inc.	9,000	(613,530)
Lightwave Logic, Inc. (a)	5,100	(22,797)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Linde plc	800	$(297,880)
Livent Corp. (a)	11,900	(219,079)
Mativ Holdings, Inc.	5,300	(75,578)
Nutrien Ltd.	21,700	(1,340,192)
Olin Corp.	3,100	(154,938)
Origin Materials, Inc. (a)	1,100	(1,408)
Perimeter Solutions SA (a)	5,300	(24,062)
Quaker Chemical Corp.	200	(32,000)
RPM International, Inc.	1,100	(104,291)
Terawulf, Inc. (a)	9,100	(11,466)
Trinseo plc	1,000	(8,170)
Valvoline, Inc.	12,900	(415,896)
Westlake Corp.	100	(12,467)

		(8,336,565)

Coal — 0.0%
Alpha Metallurgical Resources, Inc.	600	(155,838)
American Resources Corp. (a)	5,500	(9,185)
Hallador Energy Co. (a)	200	(2,884)
Peabody Energy Corp.	37,400	(972,026)
Teck Resources Ltd., Class B	1,300	(56,017)

		(1,195,950)

Commercial Banks — (2.9)%
Associated Banc-Corp.	400	(6,844)
Atlantic Union Bankshares Corp.	2,700	(77,706)
Bancorp, Inc. (The) (a)	101,709	(3,508,960)
Bank of Montreal	10,872	(917,271)
Bank of Nova Scotia (The)	22,900	(1,044,011)
Bank of NT Butterfield & Son Ltd. (The)	75,867	(2,054,478)
Bank OZK	166,395	(6,168,263)
Bankwell Financial Group, Inc.	4,308	(104,555)
Banner Corp.	15,537	(658,458)
Blue Ridge Bankshares, Inc.	10,624	(48,020)
BOK Financial Corp.	200	(15,996)
Cadence Bank	400	(8,488)
Canadian Imperial Bank of Commerce	15,300	(590,733)
Citizens Financial Group, Inc.	125,309	(3,358,281)
City Holding Co.	37,719	(3,407,912)
Civista Bancshares, Inc.	7,221	(111,925)
Columbia Banking System, Inc.	13,400	(272,020)
Comerica, Inc. (b)	2,943	(122,282)
Credicorp Ltd.	700	(89,579)
CrossFirst Bankshares, Inc.	44,671	(450,730)
Cullen/Frost Bankers, Inc. (b)	273	(24,900)
Eagle Bancorp, Inc.	101,507	(2,177,325)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
East West Bancorp, Inc. (b)	92,020	$(4,850,374)
Enterprise Financial Services Corp.	15,098	(566,175)
Fifth Third Bancorp (b)	129,392	(3,277,499)
First Citizens BancShares, Inc., Class A (b)	500	(690,050)
First Financial Bancorp	100	(1,960)
First Foundation, Inc.	73,953	(449,634)
First Interstate BancSystem, Inc., Class A	2,200	(54,868)
FNB Corp.	10,600	(114,374)
Fulton Financial Corp.	37,854	(458,412)
Goldman Sachs Group, Inc. (The)	164	(53,065)
Hancock Whitney Corp.	11,130	(411,699)
Home BancShares, Inc.	80,983	(1,695,784)
HomeStreet, Inc.	77,646	(604,862)
Huntington Bancshares, Inc. (b)	558,054	(5,803,762)
Independent Bank Corp.	700	(34,363)
Independent Bank Group, Inc.	13,038	(515,653)
JPMorgan Chase & Co.	40,050	(5,808,051)
KeyCorp (b)	228,713	(2,460,952)
M&T Bank Corp.	27,250	(3,445,762)
Morgan Stanley	300	(24,501)
Old National Bancorp	37,517	(545,497)
PacWest Bancorp	125,455	(992,349)
Park National Corp.	100	(9,452)
Pathward Financial, Inc.	78,129	(3,600,966)
Pinnacle Financial Partners, Inc.	300	(20,112)
PNC Financial Services Group, Inc. (The) (b)	4,739	(581,807)
Preferred Bank	51,354	(3,196,786)
Prosperity Bancshares, Inc.	44,721	(2,440,872)
Regions Financial Corp. (b)	538,370	(9,259,964)
Renasant Corp.	13,770	(360,636)
Royal Bank of Canada	19,100	(1,670,104)
ServisFirst Bancshares, Inc.	23,761	(1,239,611)
Simmons First National Corp., Class A	72,784	(1,234,417)
SouthState Corp.	100,816	(6,790,966)
Texas Capital Bancshares, Inc.	100	(5,890)
Toronto-Dominion Bank (The)	20,100	(1,211,226)
Triumph Financial, Inc. (a)	10,740	(695,845)
Truist Financial Corp. (b)	6,698	(191,630)
Trustmark Corp.	77,898	(1,692,724)
U.S. Bancorp	42,346	(1,399,959)
UMB Financial Corp.	200	(12,410)
United Bankshares, Inc.	4,086	(112,733)
United Community Banks, Inc.	4,200	(106,722)
Valley National Bancorp	6,100	(52,216)
Veritex Holdings, Inc.	111,375	(1,999,181)
Walker & Dunlop, Inc.	400	(29,696)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Webster Financial Corp.	14,900	$(600,619)
Wells Fargo & Co.	12,300	(502,578)
Western Alliance Bancorp	86,399	(3,971,762)
Wintrust Financial Corp.	400	(30,200)
Zions Bancorp NA (b)	24,602	(858,364)

		(101,957,831)

Commercial Services — (0.3)%
Acacia Research Corp. (a)	200	(730)
AMN Healthcare Services, Inc. (a)	3,600	(306,648)
Bakkt Holdings, Inc. (a)	27,800	(32,526)
Bitfarms Ltd. (a)	5,800	(6,206)
Block, Inc. (a)	4,099	(181,422)
Clarivate plc (a)	117,300	(787,083)
Colliers International Group, Inc.	100	(9,525)
CoStar Group, Inc. (a)	6,200	(476,718)
Cross Country Healthcare, Inc. (a)	500	(12,395)
Deluxe Corp.	1,000	(18,890)
Dun & Bradstreet Holdings, Inc.	1,200	(11,988)
Equifax, Inc. (b)	611	(111,923)
Euronet Worldwide, Inc. (a)	14,760	(1,171,649)
FiscalNote Holdings, Inc. (a)	25,300	(52,624)
FleetCor Technologies, Inc. (a)	3,500	(893,690)
Flywire Corp. (a)	700	(22,323)
Global Payments, Inc.	29,740	(3,431,699)
Grand Canyon Education, Inc. (a)	1,500	(175,320)
H&R Block, Inc.	8,200	(353,092)
Hertz Global Holdings, Inc. (a)	49,300	(603,925)
Hut 8 Mining Corp. (a)	700	(1,365)
John Wiley & Sons, Inc., Class A	100	(3,717)
KATAPULT HOLDINGS, Inc. (a)	156	(1,597)
Lifecore Biomedical, Inc. (a)	500	(3,772)
Marathon Digital Holdings, Inc. (a)	6,200	(52,700)
Medifast, Inc.	100	(7,485)
Mister Car Wash, Inc.	9,600	(52,896)
Multiplan Corp. (a)	22,600	(37,968)
Priority Technology Holdings, Inc. (a)	200	(648)
Progyny, Inc. (a)	100	(3,402)
Quanta Services, Inc.	11,300	(2,113,891)
RB Global, Inc.	15,000	(937,500)
Remitly Global, Inc. (a)	1,800	(45,396)
Rent the Runway, Inc., Class A (a)	17,400	(11,842)
Riot Platforms, Inc. (a)	57,400	(535,542)
S&P Global, Inc.	11,788	(4,307,453)
Service Corp. International	2,600	(148,564)
Shift4 Payments, Inc., Class A (a)	900	(49,833)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
SPIRE GLOBAL, Inc. (a)	1,350	$(6,601)
Sterling Check Corp. (a)	1,900	(23,978)
SurgePays, Inc. (a)	1,500	(7,020)
Team, Inc. (a)	200	(1,390)
TransUnion	300	(21,537)
Udemy, Inc. (a)	5,900	(56,050)
United Rentals, Inc.	1,000	(444,570)
WEX, Inc. (a)	100	(18,809)
Willdan Group, Inc. (a)	300	(6,129)
XWELL, Inc. (a)	20	(45)
ZipRecruiter, Inc., Class A (a)	2,300	(27,577)

		(17,589,653)

Computers — (0.1)%
Accenture plc, Class A	2,100	(644,931)
BlackBerry Ltd. (a)	5,400	(25,434)
CGI, Inc. (a)	1,800	(177,282)
Cognizant Technology Solutions Corp., Class A	9,200	(623,208)
Corsair Gaming, Inc. (a)	3,300	(47,949)
CyberArk Software Ltd. (a)	300	(49,131)
Desktop Metal, Inc., Class A (a)	55,600	(81,176)
Draganfly, Inc. (a)	7,000	(5,383)
D-Wave Quantum, Inc. (a)	100	(96)
DXC Technology Co. (a)	7,900	(164,557)
EPAM Systems, Inc. (a)	2,100	(536,949)
Globant SA (a)	3,600	(712,260)
Markforged Holding Corp. (a)	8,400	(12,180)
Maximus, Inc.	100	(7,468)
NextNav, Inc. (a)	4,400	(22,616)
Rekor Systems, Inc. (a)	3,400	(9,588)
Rigetti Computing, Inc. (a)	22,400	(29,792)
Socket Mobile, Inc. (a)	200	(228)
Super Micro Computer, Inc. (a),(b)	9,298	(2,549,698)
System1, Inc. (a)	700	(847)
Thoughtworks Holding, Inc. (a)	5,700	(23,256)
Velo3D, Inc. (a)	18,100	(28,236)
Vuzix Corp. (a)	6,100	(22,143)

		(5,774,408)

Construction Materials — (0.1)%
AAON, Inc.	600	(34,122)
Aspen Aerogels, Inc. (a)	1,900	(16,340)
Builders FirstSource, Inc. (a)	21,600	(2,688,984)
Carrier Global Corp.	3,900	(215,280)
Owens Corning	300	(40,923)
Research Frontiers, Inc. (a)	500	(540)
Reto Eco-solutions, Inc. (a)	900	(504)
SmartRent, Inc. (a)	10,600	(27,666)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
UFP Industries, Inc.	1,000	$(102,400)

		(3,126,759)

Cosmetics/Personal Care — (0.1)%
Beauty Health Co. (The) (a)	14,000	(84,280)
Coty, Inc., Class A (a)	60,000	(658,200)
elf Beauty, Inc. (a)	1,300	(142,779)
Honest Co., Inc. (The) (a)	5,700	(7,182)
Kenvue, Inc.	151,800	(3,048,144)

		(3,940,585)

Distribution/Wholesale — 0.0%
A-Mark Precious Metals, Inc.	600	(17,598)
ClearSign Technologies Corp. (a)	100	(109)
Copart, Inc.	3,600	(155,124)
Ferguson plc	2,100	(345,387)
IDEANOMICS, Inc. (a)	2,100	(5,103)
LKQ Corp.	1,600	(79,216)
NOVABAY PHARMACEUTICALS, Inc. (a)	41	(18)
Pool Corp.	2,700	(961,470)
ThredUp, Inc., Class A (a)	3,200	(12,832)
Watsco, Inc.	200	(75,544)
WESCO International, Inc.	4,600	(661,572)

		(2,313,973)

Diversified Financial Services — (0.7)%
Affiliated Managers Group, Inc.	500	(65,170)
AlTi Global, Inc. (a)	300	(2,088)
Altisource Portfolio Solutions SA (a)	2,400	(9,576)
American Express Co.	31,979	(4,770,947)
Ameriprise Financial, Inc.	400	(131,872)
Apollo Global Management, Inc.	9,400	(843,744)
Applied Digital Corp. (a)	3,300	(20,592)
BGC Group, Inc., Class A	100	(528)
Blue Owl Capital, Inc.	3,900	(50,544)
Bread Financial Holdings, Inc.	4,100	(140,220)
Brookfield Asset Management Ltd., Class A	15,000	(500,100)
Brookfield Business Corp., Class A	100	(1,808)
Capital One Financial Corp.	58,995	(5,725,465)
CME Group, Inc.	27,060	(5,417,953)
Dave, Inc. (a)	300	(1,905)
Discover Financial Services	18,040	(1,562,805)
Encore Capital Group, Inc. (a)	300	(14,328)
Enova International, Inc. (a)	26,887	(1,367,742)
Finance Of America Cos., Inc., Class A (a)	1,500	(1,920)
Forge Global Holdings, Inc. (a)	7,000	(14,210)
Greenpro Capital Corp. (a)	580	(597)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,500	(31,800)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Interactive Brokers Group, Inc., Class A	10,660	$(922,730)
Janus Henderson Group plc	300	(7,746)
loanDepot, Inc., Class A (a)	6,700	(11,524)
LPL Financial Holdings, Inc.	2,300	(546,595)
Moelis & Co., Class A	2,500	(112,825)
Mr Cooper Group, Inc. (a)	4,700	(251,732)
Navient Corp.	1,500	(25,830)
Nelnet, Inc., Class A	400	(35,728)
NerdWallet, Inc., Class A (a)	700	(6,223)
OMNIQ Corp. (a)	100	(161)
OneMain Holdings, Inc.	1,900	(76,171)
PennyMac Financial Services, Inc.	3,700	(246,420)
Perella Weinberg Partners	1,400	(14,252)
Raymond James Financial, Inc.	5,900	(592,537)
Regional Management Corp.	13,950	(386,136)
Rocket Cos., Inc., Class A (a)	3,000	(24,540)
StepStone Group, Inc., Class A	2,100	(66,318)
Stifel Financial Corp.	300	(18,432)
Upstart Holdings, Inc. (a)	2,200	(62,788)
UWM Holdings Corp.	8,000	(38,800)
Victory Capital Holdings, Inc., Class A	100	(3,334)
Voya Financial, Inc.	100	(6,645)

		(24,133,381)

Electric — (0.1)%
Algonquin Power & Utilities Corp.	60,700	(359,344)
Ameresco, Inc., Class A (a)	3,300	(127,248)
Brookfield Renewable Corp., Class A	9,500	(227,430)
Clearway Energy, Inc., Class C	5,300	(112,148)
Constellation Energy Corp.	1,400	(152,712)
FTC Solar, Inc. (a)	36,600	(46,848)
NRG Energy, Inc.	39,514	(1,522,079)
PG&E Corp.	44,000	(709,720)
Public Service Enterprise Group, Inc.	1,900	(108,129)
Sempra	100	(6,803)
Stronghold Digital Mining, Inc., Class A (a)	2,200	(9,570)

		(3,382,031)

Electrical Compo & Equip — 0.0%
American Superconductor Corp. (a)	2,000	(15,100)
Belden, Inc.	100	(9,655)
Blink Charging Co. (a)	20,100	(61,506)
ChargePoint Holdings, Inc. (a)	93,500	(464,695)
Encore Wire Corp.	1,300	(237,198)
EnerSys	100	(9,467)
ESS Tech, Inc. (a)	22,200	(41,736)
Generac Holdings, Inc. (a)	2,800	(305,088)
Ideal Power, Inc. (a)	200	(1,958)
Novanta, Inc. (a)	1,100	(157,784)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Universal Display Corp.	100	$(15,699)

		(1,319,886)

Electronics — (0.1)%
Akoustis Technologies, Inc. (a)	15,400	(11,595)
Applied Optoelectronics, Inc. (a)	9,300	(102,021)
Arrow Electronics, Inc. (a)	600	(75,144)
Atkore, Inc. (a)	1,900	(283,461)
Charge Enterprises, Inc. (a)	11,000	(5,469)
Knowles Corp. (a)	300	(4,443)
KULR Technology Group, Inc. (a)	8,400	(3,015)
Mirion Technologies, Inc. (a)	15,500	(115,785)
National Instruments Corp.	24,700	(1,472,614)
NEXTracker, Inc., Class A (a)	3,100	(124,496)
SigmaTron International, Inc. (a)	800	(2,504)
SKYX Platforms Corp. (a)	5,400	(7,668)
Standard BioTools, Inc. (a)	3,100	(8,990)
TE Connectivity Ltd.	600	(74,118)
Vontier Corp.	2,800	(86,576)
Wrap Technologies, Inc. (a)	2,000	(3,000)

		(2,380,899)

Energy—Alternate Sources — (0.4)%
Advent Technologies Holdings, Inc. (a)	100	(39)
Alto Ingredients, Inc. (a)	3,500	(15,470)
Array Technologies, Inc. (a)	17,300	(383,887)
Ascent Solar Technologies (a)	100	(179)
Ballard Power Systems, Inc. (a)	11,200	(41,104)
Beam Global (a)	1,900	(14,022)
Canadian Solar, Inc. (a)	11,000	(270,710)
Cleanspark, Inc. (a)	16,900	(64,389)
Comstock, Inc. (a)	7,100	(2,910)
Energy Vault Holdings, Inc. (a)	23,300	(59,415)
Enphase Energy, Inc. (a),(b)	45,541	(5,471,751)
Enviva, Inc.	10,900	(81,423)
Eos Energy Enterprises, Inc. (a)	38,300	(82,345)
First Solar, Inc. (a)	6,700	(1,082,653)
Fluence Energy, Inc. (a)	12,200	(280,478)
Flux Power Holdings, Inc. (a)	400	(1,376)
Green Plains, Inc. (a)	300	(9,030)
HELIOGEN, Inc. (a)	2	(8)
Montauk Renewables, Inc. (a)	500	(4,555)
NextEra Energy Partners LP	3,800	(112,860)
Plug Power, Inc. (a)	186,600	(1,418,160)
Shoals Technologies Group, Inc., Class A (a)	17,800	(324,850)
SolarEdge Technologies, Inc. (a)	12,500	(1,618,875)
Spruce Power Holding Corp. (a)	9,000	(6,120)
Stem, Inc. (a)	20,300	(86,072)
Sunnova Energy International, Inc. (a)	25,900	(271,173)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Sunrun, Inc. (a)	67,315	$(845,476)
Sunworks, Inc. (a)	13,700	(7,124)

		(12,556,454)

Engineering & Construction — 0.0%
908 Devices, Inc. (a)	500	(3,330)
Granite Construction, Inc.	600	(22,812)
Latham Group, Inc. (a)	6,700	(18,760)

		(44,902)

Entertainment — (0.1)%
Atlanta Braves Holdings, Inc., Class C (a)	2,300	(82,179)
Bally’s Corp. (a)	3,700	(48,507)
Caesars Entertainment, Inc. (a)	32,576	(1,509,898)
CINEVERSE Corp. (a)	865	(1,012)
GAN Ltd. (a)	1,500	(1,740)
Hall of Fame Resort & Entertainment Co. (a)	381	(2,217)
Light & Wonder, Inc. (a)	500	(35,665)
Live Nation Entertainment, Inc. (a),(b)	5,641	(468,429)
Marriott Vacations Worldwide Corp.	2,700	(271,701)
Penn Entertainment, Inc. (a)	38,400	(881,280)
SeaWorld Entertainment, Inc. (a),(b)	8,529	(394,466)
Six Flags Entertainment Corp. (a),(b)	31,732	(746,019)
Sphere Entertainment Co. (a)	8,400	(312,144)
Vail Resorts, Inc.	700	(155,323)
Warner Music Group Corp., Class A	100	(3,140)

		(4,913,720)

Environmental Control — 0.0%
374Water, Inc.	700	(868)
Aqua Metals, Inc. (a)	3,700	(4,181)
Clean Harbors, Inc. (a)	900	(150,624)
Denison Mines Corp. (a)	92,000	(151,800)
GFL Environmental, Inc.	300	(9,528)
LanzaTech Global, Inc. (a)	100	(467)
Li-Cycle Holdings Corp. (a)	30,700	(108,985)
Lightbridge Corp. (a)	790	(3,547)
Montrose Environmental Group, Inc. (a)	1,500	(43,890)
Waste Connections, Inc.	1,200	(161,160)

		(635,050)

Food — (0.1)%
Beyond Meat, Inc. (a)	1,100	(10,582)
Blue Apron Holdings, Inc., Class A (a)	8	(103)
Calavo Growers, Inc.	100	(2,523)
General Mills, Inc. (b)	4,047	(258,968)
Hershey Co. (The) (b)	3,652	(730,692)
HF Foods Group, Inc. (a)	400	(1,588)
Ingredion, Inc.	1,200	(118,080)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
J & J Snack Foods Corp.	100	$(16,365)
Krispy Kreme, Inc.	6,100	(76,067)
Kroger Co. (The) (b)	20,293	(908,112)
Lamb Weston Holdings, Inc.	17,300	(1,599,558)
Mission Produce, Inc. (a)	1,500	(14,520)
Performance Food Group Co. (a)	16,600	(977,076)
Pilgrim’s Pride Corp. (a)	9,900	(226,017)
Post Holdings, Inc. (a)	1,400	(120,036)
RiceBran Technologies (a)	80	0
Seneca Foods Corp., Class A (a)	100	(5,383)
Sprouts Farmers Market, Inc. (a)	100	(4,280)
Stryve Foods, Inc., Class A (a)	120	(373)
SunOpta, Inc. (a)	4,200	(14,154)
Sysco Corp.	400	(26,420)
TreeHouse Foods, Inc. (a)	400	(17,432)
U.S. Foods Holding Corp. (a)	20,800	(825,760)
Utz Brands, Inc.	3,700	(49,691)
Whole Earth Brands, Inc. (a)	4,500	(16,200)

		(6,019,980)

Food Service — (0.1)%
Aramark	36,000	(1,249,200)

Forest Products & Paper — (0.1)%
International Paper Co.	35,300	(1,252,091)

Gas — 0.0%
Atmos Energy Corp.	6,300	(667,359)
Brookfield Infrastructure Corp., Class A (b)	5,100	(180,234)
ONE Gas, Inc.	3,500	(238,980)
Southwest Gas Holdings, Inc.	4,600	(277,886)
UGI Corp.	6,600	(151,800)

		(1,516,259)

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.	1,100	(157,168)

Healthcare—Products — 0.0%
10X Genomics, Inc., Class A (a)	300	(12,375)
Acutus Medical, Inc. (a)	1,800	(1,254)
Adaptive Biotechnologies Corp. (a)	1,300	(7,085)
Akili, Inc., Class A (a)	400	(220)
Akoya Biosciences, Inc. (a)	600	(2,790)
Align Technology, Inc. (a)	3,400	(1,038,088)
Apyx Medical Corp. (a)	2,200	(7,040)
Asensus Surgical, Inc. (a)	26,230	(7,082)
Avantor, Inc. (a)	20,600	(434,248)
Axogen, Inc. (a)	500	(2,500)
Bausch & Lomb Corp. (a)	3,500	(59,325)
BioLife Solutions, Inc. (a)	1,200	(16,572)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Biomerica, Inc. (a)	700	$(601)
BIONANO GENOMICS, Inc. (a)	1,400	(4,242)
BioSig Technologies, Inc. (a)	11,400	(5,578)
BIOTRICITY, Inc. (a)	250	(523)
BLUEJAY DIAGNOSTICS, Inc. (a)	30	(130)
Butterfly Network, Inc. (a)	40,600	(47,908)
Check Cap Ltd. (a)	490	(2,151)
ClearPoint Neuro, Inc. (a)	1,100	(5,511)
Co-Diagnostics, Inc. (a)	600	(636)
Danaher Corp.	3,300	(818,730)
DermTech, Inc. (a)	2,900	(4,176)
Eargo, Inc. (a)	430	(946)
Embecta Corp.	5,200	(78,260)
Envista Holdings Corp. (a)	100	(2,788)
FEMASYS, Inc. (a)	500	(1,490)
GE HealthCare Technologies, Inc.	200	(13,608)
Inmode Ltd. (a)	700	(21,322)
Inspire Medical Systems, Inc. (a)	300	(59,532)
iRhythm Technologies, Inc. (a)	3,800	(358,188)
Lucid Diagnostics, Inc. (a)	1,000	(1,170)
Milestone Scientific, Inc. (a)	1,300	(1,196)
Nautilus Biotechnology, Inc. (a)	1,000	(3,160)
Neogen Corp. (a)	14,100	(261,414)
OmniAb, Inc. (a)	4,600	(23,874)
Orchestra BioMed Holdings, Inc. (a)	300	(2,616)
OrthoPediatrics Corp. (a)	300	(9,600)
Pacific Biosciences of California, Inc. (a)	900	(7,515)
PAVmed, Inc. (a)	11,100	(3,270)
Penumbra, Inc. (a)	1,600	(387,056)
PetVivo Holdings, Inc. (a)	300	(546)
Quantum-Si, Inc. (a)	7,800	(12,948)
QuidelOrtho Corp. (a)	756	(55,218)
Sanara Medtech, Inc. (a)	100	(3,113)
Sientra, Inc. (a)	100	(278)
SmileDirectClub, Inc. (a)	26,400	(10,956)
Sonendo, Inc. (a)	800	(597)
STERIS plc	200	(43,884)
T2 Biosystems, Inc. (a)	97,348	(21,504)
TransMedics Group, Inc. (a)	800	(43,800)
Vicarious Surgical, Inc.	2,100	(1,240)
Vivani Medical, Inc. (a)	866	(883)

		(3,910,737)

Healthcare—Services — (0.1)%
23andMe Holding Co., Class A (a)	400	(391)
Agiliti, Inc. (a)	2,900	(18,821)
agilon health, Inc. (a)	32,900	(584,304)
American Well Corp., Class A (a)	300	(351)
Avalon GloboCare Corp. (a)	550	(438)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Aveanna Healthcare Holdings, Inc. (a)	2,000	$(2,380)
Bright Health Group, Inc. (a)	100	(597)
Cano Health, Inc. (a)	88,400	(22,418)
CareMax, Inc. (a)	6,200	(13,144)
Catalent, Inc. (a)	37,700	(1,716,481)
DaVita, Inc. (a)	600	(56,718)
DocGo, Inc. (a)	7,600	(40,508)
Dyadic International, Inc. (a)	400	(768)
Fortrea Holdings, Inc. (a)	9,500	(271,605)
Fulgent Genetics, Inc. (a)	2,300	(61,502)
GeneDx Holdings Corp. (a)	1,000	(3,640)
Ginkgo Bioworks Holdings, Inc. (a)	355,500	(643,455)
Innovage Holding Corp. (a)	300	(1,797)
Inotiv, Inc. (a)	600	(1,848)
Invitae Corp. (a)	83,800	(50,716)
Laboratory Corp. of America Holdings	300	(60,315)
LifeStance Health Group, Inc. (a)	5,900	(40,533)
Lisata Therapeutics, Inc. (a)	200	(418)
ModivCare, Inc. (a)	500	(15,755)
RadNet, Inc. (a)	200	(5,638)
Surgery Partners, Inc. (a)	100	(2,925)
Tenet Healthcare Corp. (a)	6,400	(421,696)
Thorne HealthTech, Inc. (a)	400	(4,076)
UpHealth, Inc. (a)	430	(421)
VAPOTHERM, Inc. (a)	12	(30)

		(4,043,689)

Home Builders — (0.1)%
Century Communities, Inc.	1,600	(106,848)
DR Horton, Inc.	16,600	(1,784,002)
Dream Finders Homes, Inc., Class A (a)	2,100	(46,683)
LCI Industries	1,800	(211,356)
Lennar Corp., Class A	8,500	(953,955)
LGI Homes, Inc. (a)	2,400	(238,776)
Meritage Homes Corp.	1,200	(146,868)
Skyline Champion Corp. (a)	3,300	(210,276)
Taylor Morrison Home Corp. (a)	1,300	(55,393)
Thor Industries, Inc.	6,400	(608,832)
Winnebago Industries, Inc.	5,700	(338,865)

		(4,701,854)

Home Furnishings — 0.0%
Aterian, Inc. (a)	10,000	(3,270)
Digital Ally, Inc. (a)	155	(322)
Dolby Laboratories, Inc., Class A	200	(15,852)
iRobot Corp. (a)	5,200	(197,080)
Purple Innovation, Inc.	3,300	(5,643)
SharkNinja, Inc. (a)	2,000	(92,720)
Sleep Number Corp. (a)	4,600	(113,114)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Snap One Holdings Corp. (a)	500	$(4,620)
Tempur Sealy International, Inc.	11,800	(511,412)
Traeger, Inc. (a)	4,800	(13,104)
Xperi, Inc. (a)	600	(5,916)

		(963,053)

Household Products/Wares — 0.0%
Avery Dennison Corp.	100	(18,267)
Bright Green Corp. (a)	7,300	(2,890)
Cronos Group, Inc. (a)	26,600	(53,200)
FLORA GROWTH Corp. (a)	300	(348)
IM Cannabis Corp. (a)	370	(253)
Spectrum Brands Holdings, Inc.	3,800	(297,730)

		(372,688)

Industrial Products — 0.0%
VERALTO Corp. (a)	1,099	(92,931)

Insurance — (0.2)%
Aflac, Inc.	20,800	(1,596,400)
Ambac Financial Group, Inc. (a)	3,200	(38,592)
American International Group, Inc.	8,200	(496,920)
Aon plc, Class A	3,800	(1,232,036)
Argo Group International Holdings Ltd.	1,755	(52,369)
Arthur J Gallagher & Co.	1,500	(341,895)
Assurant, Inc.	2,600	(373,308)
Atlantic American Corp.	200	(388)
DOMA HOLDINGS, Inc. (a)	600	(3,048)
Fidelity National Financial, Inc.	200	(8,260)
Genworth Financial, Inc., Class A (a)	1,000	(5,860)
Globe Life, Inc.	100	(10,873)
GoHealth, Inc., Class A (a)	419	(6,071)
Hagerty, Inc., Class A (a)	1,400	(11,438)
Hippo Holdings, Inc. (a)	924	(7,364)
Lemonade, Inc. (a)	9,673	(112,400)
Manulife Financial Corp.	68,200	(1,246,696)
Old Republic International Corp.	3,000	(80,820)
Primerica, Inc.	200	(38,802)
Principal Financial Group, Inc.	12,600	(908,082)
Progressive Corp. (The)	100	(13,930)
RenaissanceRe Holdings Ltd.	100	(19,792)
Root, Inc., Class A (a)	717	(6,819)
Selective Insurance Group, Inc.	400	(41,268)
Sun Life Financial, Inc.	9,100	(444,080)

		(7,097,511)

Internet — 0.0%
Arena Group Holdings, Inc. (The) (a)	400	(1,712)
BARK, Inc. (a)	14,700	(17,640)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Blade Air Mobility, Inc. (a)	7,100	$(18,389)
BuzzFeed, Inc. (a)	4,300	(1,643)
Cars.com, Inc. (a)	900	(15,174)
CDW Corp.	4,700	(948,272)
Cogent Communications Holdings, Inc.	200	(12,380)
ContextLogic, Inc., Class A (a)	7,300	(32,193)
Couchbase, Inc. (a)	1,400	(24,024)
Etsy, Inc. (a)	300	(19,374)
EverQuote, Inc., Class A (a)	1,900	(13,737)
Figs, Inc., Class A (a)	5,100	(30,090)
fuboTV, Inc. (a)	51,500	(137,505)
Grove Collaborative Holdings (a)	200	(532)
Inspirato, Inc.	2,200	(1,298)
Inuvo, Inc. (a)	6,000	(1,284)
iPower, Inc. (a)	600	(457)
iSpecimen, Inc. (a)	100	(62)
Lands’ End, Inc. (a)	300	(2,241)
Lulu’s Fashion Lounge Holdings, Inc. (a)	500	(1,005)
MediaAlpha, Inc., Class A (a)	2,300	(18,998)
Mondee Holdings, Inc. (a)	100	(357)
Nerdy, Inc. (a)	8,400	(31,080)
Newegg Commerce, Inc. (a)	3,300	(2,790)
Remark Holdings, Inc. (a)	5,440	(2,712)
RumbleON, Inc., Class B (a)	3,800	(23,294)
Shopify, Inc., Class A (a),(b)	2,134	(116,452)
Uber Technologies, Inc. (a)	4,800	(220,752)
Upexi, Inc. (a)	100	(173)
Vacasa, Inc., Class A (a)	2,500	(1,153)
Zillow Group, Inc., Class A (a)	100	(4,479)

		(1,701,252)

Investment Company Security — 0.0%
Compass Diversified Holdings	1,000	(18,770)
FTAI Infrastructure, Inc.	6,300	(20,286)

		(39,056)

Iron/Steel — (0.1)%
Algoma Steel Group, Inc.	13,900	(94,520)
Cleveland-Cliffs, Inc. (a)	7,800	(121,914)
Nucor Corp.	18,400	(2,876,840)
Steel Dynamics, Inc.	5,500	(589,710)

		(3,682,984)

Leisure Time — 0.0%
BRP, Inc.	100	(7,586)
Dragonfly Energy Holdings Corp. (a)	2,100	(3,234)
Global Business Travel Group I (a)	600	(3,300)
Harley-Davidson, Inc. (a)	1,600	(52,896)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Liberty TripAdvisor Holdings, Inc., Class A (a)	2,600	$(1,271)
Planet Fitness, Inc., Class A (a)	100	(4,918)
Polaris, Inc.	1,100	(114,554)
Royal Caribbean Cruises Ltd. (b)	1,700	(156,638)
Topgolf Callaway Brands Corp. (a)	3,500	(48,440)
Vista Outdoor, Inc. (a)	200	(6,624)
Volcon, Inc. (a)	700	(354)

		(399,815)

Lodging — (0.1)%
Full House Resorts, Inc. (a)	1,600	(6,832)
Hilton Grand Vacations, Inc. (a)	1,500	(61,050)
MGM Resorts International	37,800	(1,389,528)
Sonder Holdings, Inc. (a)	1,275	(10,468)
Wyndham Hotels & Resorts, Inc.	2,100	(146,034)

		(1,613,912)

Machinery—Constr & Mining — 0.0%
Astec Industries, Inc.	100	(4,711)
BWX Technologies, Inc.	500	(37,490)
NuScale Power Corp. (a)	17,700	(86,730)
Transphorm, Inc. (a)	100	(222)

		(129,153)

Machinery—Diversified — 0.0%
AgEagle Aerial Systems, Inc. (a)	13,600	(2,285)
Cactus, Inc., Class A	200	(10,042)
Chart Industries, Inc. (a)	6,100	(1,031,632)
CIRCOR International, Inc. (a)	200	(11,150)
Cognex Corp.	700	(29,708)
Eastman Kodak Co. (a)	2,700	(11,367)
GrafTech International Ltd.	9,600	(36,768)
Ingersoll Rand, Inc.	1,552	(98,893)
Knightscope, Inc., Class A (a)	20,800	(16,492)
Urban-Gro, Inc. (a)	1,000	(1,360)

		(1,249,697)

Media — 0.0%
AMC Networks, Inc., Class A (a)	400	(4,712)
Charter Communications, Inc., Class A (a),(b)	1,572	(691,397)
Comcast Corp., Class A	11,700	(518,778)
CuriosityStream, Inc. (a)	1,765	(1,252)
EW Scripps Co. (The), Class A (a)	3,600	(19,728)
Gray Television, Inc.	8,800	(60,896)
Kartoon Studios, Inc. (a)	7,160	(10,024)
Liberty Broadband Corp., Class C	9,500	(867,540)
Liberty Media Corp.-Liberty Formula One, Class A (a)	1,200	(67,848)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Liberty Media Corp.-Liberty SiriusXM, Class C	23,300	$(593,218)
News Corp., Class A	45,900	(920,754)
Nexstar Media Group, Inc. (b)	5,267	(755,130)
Paramount Global, Class B (b)	12,096	(156,038)
Scholastic Corp.	1,500	(57,210)
Sinclair, Inc.	8,800	(98,736)
TEGNA, Inc.	3,700	(53,909)
Thomson Reuters Corp.	100	(12,232)
Warner Bros Discovery, Inc. (a)	45,674	(496,020)

		(5,385,422)

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.	5,400	(614,682)
Alpine 4 Holdings, Inc. (a)	3,425	(2,483)
Worthington Industries, Inc.	500	(30,910)
Xometry, Inc., Class A (a)	4,600	(78,108)

		(726,183)

Mining — (0.2)%
5E Advanced Materials, Inc. (a)	2,400	(5,424)
Agnico Eagle Mines Ltd.	30,200	(1,372,590)
Cameco Corp.	75,800	(3,004,712)
Centerra Gold, Inc.	100	(490)
Centrus Energy Corp., Class A (a)	1,400	(79,464)
Coeur Mining, Inc. (a)	1,800	(3,996)
Compass Minerals International, Inc. (a)	200	(5,590)
Dakota Gold Corp. (a)	2,200	(5,676)
Endeavour Silver Corp. (a)	100	(243)
Energy Fuels, Inc. (a)	43,800	(360,036)
Equinox Gold Corp. (a)	39,700	(167,931)
Ferroglobe plc (a)	400	(2,080)
First Majestic Silver Corp.	15,400	(79,002)
Fortuna Silver Mines, Inc. (a)	8,100	(22,032)
Franco-Nevada Corp.	400	(53,396)
Hecla Mining Co.	8,140	(31,827)
Hycroft Mining Holding Corp. (a)	37,400	(11,160)
I-80 GOLD Corp. (a)	6,300	(9,639)
Ivanhoe Electric, Inc. (a)	3,900	(46,410)
Kaiser Aluminum Corp.	500	(37,630)
MAG Silver Corp. (a)	3,900	(40,443)
Metalla Royalty & Streaming Ltd. (a)	1,700	(5,202)
MP Materials Corp. (a)	27,900	(532,890)
NEW FOUND GOLD Corp. (a)	100	(417)
NexGen Energy Ltd. (a)	3,700	(22,089)
Nouveau Monde Graphite, Inc. (a)	600	(1,584)
Novagold Resources, Inc. (a)	6,300	(24,192)
Pan American Silver Corp.	3,400	(49,232)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Piedmont Lithium, Inc. (a)	5,100	$(202,470)
Royal Gold, Inc.	800	(85,064)
Sandstorm Gold Ltd.	1,100	(5,137)
Seabridge Gold, Inc. (a)	100	(1,055)
SilverCrest Metals, Inc. (a)	27,900	(123,039)
SSR Mining, Inc.	13,100	(174,099)
TMC the metals Co., Inc. (a)	2,500	(2,478)
Uranium Energy Corp. (a)	105,600	(543,840)
Uranium Royalty Corp. (a)	400	(1,148)
Ur-Energy, Inc. (a)	24,100	(37,114)

		(7,150,821)

Miscellaneous Manufacturing — (0.1)%
AMMO, Inc. (a)	11,800	(23,836)
Axon Enterprise, Inc. (a)	500	(99,495)
Byrna Technologies, Inc. (a)	1,400	(3,136)
General Electric Co.	22,600	(2,498,430)
Sight Sciences, Inc.	200	(674)
Smith & Wesson Brands, Inc.	3,700	(47,767)
Textron, Inc.	200	(15,628)
Trinity Industries, Inc.	1,100	(26,785)

		(2,715,751)

Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	1,100	(3,322)

Oil & Gas — (0.5)%
Amplify Energy Corp. (a)	1,234	(9,070)
Antero Resources Corp. (a)	10,800	(274,104)
Baytex Energy Corp.	12,286	(54,181)
Borr Drilling Ltd. (a)	500	(3,550)
California Resources Corp.	5,000	(280,050)
Callon Petroleum Co. (a)	13,100	(512,472)
Camber Energy, Inc. (a)	23,436	(5,386)
Canadian Natural Resources Ltd.	2,200	(142,274)
Cenovus Energy, Inc.	22,000	(458,040)
Chesapeake Energy Corp.	3,100	(267,313)
Chevron Corp. (b)	3,376	(569,261)
Chord Energy Corp.	1,200	(194,484)
Civitas Resources, Inc.	2,500	(202,175)
Comstock Resources, Inc.	51,300	(565,839)
ConocoPhillips	1,500	(179,700)
Coterra Energy, Inc.	120,100	(3,248,705)
Crescent Energy Co., Class A	6,120	(77,357)
Crescent Point Energy Corp.	12,300	(102,090)
Diamondback Energy, Inc.	3,900	(604,032)
EQT Corp.	88,800	(3,603,504)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp. (b)	7,234	$(850,574)
Gulfport Energy Corp. (a)	1,000	(118,660)
Hess Corp.	1,100	(168,300)
Marathon Petroleum Corp. (b)	3,169	(479,596)
Matador Resources Co.	4,300	(255,764)
Noble Corp. plc	3,300	(167,145)
Northern Oil & Gas, Inc.	15,500	(623,565)
Occidental Petroleum Corp.	60,700	(3,938,216)
Ovintiv, Inc.	26,882	(1,278,777)
Par Pacific Holdings, Inc. (a)	4,500	(161,730)
Patterson-UTI Energy, Inc.	9,230	(127,743)
Phillips 66	900	(108,135)
Pioneer Natural Resources Co.	200	(45,910)
Range Resources Corp.	15,100	(489,391)
SilverBow Resources, Inc. (a)	1,000	(35,770)
Sitio Royalties Corp., Class A	3,007	(72,799)
Southwestern Energy Co. (a)	44,500	(287,025)
Suncor Energy, Inc.	39,100	(1,344,258)
Talos Energy, Inc. (a)	14,700	(241,668)
Tellurian, Inc. (a)	81,300	(94,308)
US Energy Corp.	100	(135)
VAALCO Energy, Inc.	15,341	(67,347)
Valero Energy Corp. (b)	5,600	(793,576)
Vertex Energy, Inc. (a)	28,900	(128,605)
Vital Energy, Inc. (a)	5,250	(290,955)

		(23,523,539)

Oil & Gas Services — 0.0%
Aris Water Solutions, Inc., Class A	4,100	(40,918)
ChampionX Corp.	500	(17,810)
Expro Group Holdings NV (a)	7,600	(176,548)
KLX Energy Services Holdings, Inc. (a)	2,600	(30,810)
ProFrac Holding Corp., Class A (a)	5,200	(56,576)

		(322,662)

Packaging & Containers — 0.0%
Ardagh Metal Packaging SA	23,600	(73,868)
Ball Corp.	15,400	(766,612)
Berry Global Group, Inc.	1,400	(86,674)
Crown Holdings, Inc.	7,000	(619,360)
Graphic Packaging Holding Co.	17,500	(389,900)

		(1,936,414)

Pharmaceuticals — 0.0%
AcelRx Pharmaceuticals, Inc. (a)	570	(331)
ACELYRIN, Inc. (a)	2,800	(28,476)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
AdaptHealth Corp. (a)	9,300	$(84,630)
AEGLEA BIOTHERAPEUTICS, Inc. (a)	48	(588)
Agios Pharmaceuticals, Inc. (a)	2,700	(66,825)
Akebia Therapeutics, Inc. (a)	30,000	(34,200)
Amylyx Pharmaceuticals, Inc. (a)	10,500	(192,255)
Aquestive Therapeutics, Inc. (a)	3,100	(4,743)
Aurora Cannabis, Inc. (a)	3,300	(1,931)
Avadel Pharmaceuticals plc, ADR (a)	300	(3,090)
Aytu BioPharma, Inc. (a)	121	(327)
Bausch Health Cos., Inc. (a)	32,500	(267,150)
Becton Dickinson & Co.	4,500	(1,163,385)
Beyond Air, Inc. (a)	2,700	(6,237)
Beyondspring, Inc. (a)	1,000	(800)
BRIACELL THERAPEUTICS Corp.	400	(2,500)
Canopy Growth Corp. (a)	71,000	(55,572)
CASI Pharmaceuticals Holdings, Inc. (a)	330	(845)
Catalyst Biosciences, Inc.(c)	4,600	0
Centessa Pharmaceuticals plc, ADR (a)	1,900	(12,293)
Checkpoint Therapeutics, Inc. (a)	2,500	(4,250)
Chimerix, Inc. (a)	1,000	(960)
Cidara Therapeutics, Inc. (a)	3,900	(3,675)
Citius Pharmaceuticals, Inc. (a)	16,000	(10,950)
Coherus Biosciences, Inc. (a)	300	(1,122)
Dare Bioscience, Inc. (a)	5,600	(2,586)
DMK Pharmaceuticals Corp. (a)	2,900	(1,998)
Elanco Animal Health, Inc. (a)	4,400	(49,456)
Fennec Pharmaceuticals, Inc. (a)	600	(4,506)
Foghorn Therapeutics, Inc. (a)	800	(4,000)
Fortress Biotech, Inc. (a)	4,200	(1,219)
Galectin Therapeutics, Inc. (a)	500	(960)
Gritstone bio, Inc. (a)	5,100	(8,772)
GSK plc, ADR	500	(18,125)
HARPOON THERAPEUTICS, Inc. (a)	452	(1,822)
Henry Schein, Inc. (a)	4,400	(326,700)
Herbalife Ltd. (a)	1,100	(15,389)
Heron Therapeutics, Inc. (a)	35,000	(36,050)
ImmunoPrecise Antibodies Ltd. (a)	200	(366)
Jaguar Health, Inc. (a)	1,203	(313)
Madrigal Pharmaceuticals, Inc.	2,600	(379,704)
NEUBASE THERAPEUTICS, Inc. (a)	49	(43)
NEUROBO PHARMACEUTICALS, Inc. (a),(c)	92	(29)
Oncolytics Biotech, Inc. (a)	600	(1,308)
Optinose, Inc. (a)	1,500	(1,845)
Option Care Health, Inc. (a)	200	(6,470)
Organigram Holdings, Inc. (a)	5,675	(7,491)
Organon & Co.	4,300	(74,648)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Pluri, Inc. (a)	900	$(496)
Regulus Therapeutics, Inc. (a)	200	(276)
Revance Therapeutics, Inc. (a)	10,300	(118,141)
Rhythm Pharmaceuticals, Inc. (a)	6,300	(144,428)
Safety Shot, Inc. (a)	0	0
scPharmaceuticals, Inc. (a)	600	(4,272)
SCYNEXIS, Inc. (a)	5,300	(12,084)
SELLAS Life Sciences Group, Inc. (a)	1,767	(2,898)
Senseonics Holdings, Inc. (a)	25,500	(15,399)
Seres Therapeutics, Inc. (a)	12,700	(30,226)
SIGA Technologies, Inc.	1,300	(6,825)
SNDL, Inc. (a)	70,240	(133,456)
Spero Therapeutics, Inc. (a)	6,500	(7,865)
Summit Therapeutics, Inc. (a)	21,900	(40,953)
TherapeuticsMD, Inc. (a)	430	(1,299)
Tilray Brands, Inc. (a)	201,500	(481,585)
Titan Pharmaceuticals, Inc. (a)	300	(140)
TREVENA, Inc. (a)	4,103	(2,474)
Trevi Therapeutics, Inc. (a)	200	(436)
Vaxcyte, Inc. (a)	3,500	(178,430)
Voyager Therapeutics, Inc. (a)	100	(775)
vTv Therapeutics, Inc., Class A (a)	1,200	(574)
Xeris Biopharma Holdings, Inc. (a)	7,042	(13,098)
Zoetis, Inc.	100	(17,398)
Zomedica Corp. (a)	109,900	(18,364)

		(4,122,827)

Pipelines — 0.0%
Antero Midstream Corp.	4,600	(55,108)
DT Midstream, Inc.	2,300	(121,716)
Enbridge, Inc.	5,600	(185,864)
Equitrans Midstream Corp.	16,900	(158,353)
Excelerate Energy, Inc., Class A	2,500	(42,600)
Golar LNG Ltd.	300	(7,278)
Kinder Morgan, Inc.	66,600	(1,104,228)
Kinetik Holdings, Inc.	20	(675)
New Fortress Energy, Inc.	20,600	(675,268)
NextDecade Corp. (a)	2,300	(11,776)
Pembina Pipeline Corp.	10,200	(306,612)
TC Energy Corp.	23,200	(798,312)
Williams Cos., Inc. (The)	28,400	(956,796)

		(4,424,586)

Private Equity — (0.2)%
Ares Management Corp., Class A	8,500	(874,395)
Brookfield Corp., Class A	59,867	(1,872,041)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Carlyle Group, Inc. (The)	14,400	$(434,304)
Global Net Lease, Inc.	4,406	(42,342)
KKR & Co., Inc.	49,000	(3,018,400)

		(6,241,482)

Real Estate — (0.1)%
CBRE Group, Inc., Class A (a)	31,633	(2,336,413)
Compass, Inc., Class A (a)	1,600	(4,640)
Fathom Holdings, Inc. (a)	600	(2,448)
Harbor Custom Development, Inc. (a)	700	(980)
Howard Hughes Holdings, Inc. (a)	1,600	(118,608)
Jones Lang LaSalle, Inc. (a)	1,300	(183,534)
Kennedy-Wilson Holdings, Inc.	6,100	(89,914)
Newmark Group, Inc., Class A	1,000	(6,430)
Tricon Residential, Inc.	16,900	(125,060)

		(2,868,027)

Real Estate Investment Trusts — (1.0)%
Alexandria Real Estate Equities, Inc.	9,400	(940,940)
American Homes 4 Rent, Class A	24,600	(828,774)
Americold Realty Trust, Inc.	22,600	(687,266)
Annaly Capital Management, Inc.	83,650	(1,573,456)
Apartment Income REIT Corp.	1,100	(33,770)
Apartment Investment & Management Co., Class A	700	(4,760)
Apollo Commercial Real Estate Finance, Inc.	7,000	(70,910)
Apple Hospitality REIT, Inc.	5,400	(82,836)
Arbor Realty Trust, Inc.	23,600	(358,248)
Armour Residentail REIT, Inc.	2,300	(9,775)
Ashford Hospitality Trust, Inc. (a)	10,600	(25,334)
AvalonBay Communities, Inc.	3,700	(635,438)
Blackstone Mortgage Trust, Inc., Class A	52,500	(1,141,875)
Boston Properties, Inc.	25,500	(1,516,740)
Braemar Hotels & Resorts, Inc.	2,800	(7,756)
Brandywine Realty Trust	7,600	(34,504)
Brixmor Property Group, Inc.	4,900	(101,822)
Broadstone Net Lease, Inc.	100	(1,430)
CBL & Associates Properties, Inc.	800	(16,784)
Chimera Investment Corp.	27,100	(147,966)
Claros Mortgage Trust, Inc.	2,000	(22,160)
COPT Defense Properties	6,000	(142,980)
Digital Realty Trust, Inc. (b)	34,086	(4,125,088)
Douglas Emmett, Inc.	4,800	(61,248)
Dynex Capital, Inc.	200	(2,388)
Easterly Government Properties, Inc.	10,100	(115,443)
Ellington Financial, Inc.	11,200	(139,664)
Empire State Realty Trust, Inc., Class A	16,800	(135,072)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Equinix, Inc. (b)	1,647	$(1,196,150)
Equity LifeStyle Properties, Inc.	1,700	(108,307)
Equity Residential	6,400	(375,744)
Essex Property Trust, Inc.	800	(169,672)
Extra Space Storage, Inc.	22,400	(2,723,392)
Federal Realty Investment Trust	4,500	(407,835)
Franklin BSP Realty Trust, Inc.	2,900	(38,396)
Gaming & Leisure Properties, Inc.	2,400	(109,320)
Gladstone Commercial Corp.	2,400	(29,184)
Global Medical REIT, Inc.	200	(1,794)
Healthcare Realty Trust, Inc.	52,900	(807,783)
Healthpeak Properties, Inc.	10,500	(192,780)
Highwoods Properties, Inc.	9,300	(191,673)
Host Hotels & Resorts, Inc.	132,700	(2,132,489)
Hudson Pacific Properties, Inc.	32,500	(216,125)
Independence Realty Trust, Inc.	8,600	(121,002)
Industrial Logistics Properties Trust	1,500	(4,335)
Innovative Industrial Properties, Inc.	2,800	(211,848)
InvenTrust Properties Corp.	2,300	(54,763)
Invitation Homes, Inc.	10,800	(342,252)
JBG SMITH Properties	10,600	(153,276)
Kilroy Realty Corp.	3,100	(97,991)
Kimco Realty Corp.	1,600	(28,144)
Kite Realty Group Trust	19,900	(426,258)
KKR Real Estate Finance Trust, Inc.	5,000	(59,350)
Lamar Advertising Co., Class A	4,300	(358,921)
Macerich Co. (The)	14,800	(161,468)
Medical Properties Trust, Inc.	185,500	(1,010,975)
National Storage Affiliates Trust	9,100	(288,834)
NETSTREIT Corp.	1,200	(18,696)
New York Mortgage Trust, Inc.	11,225	(95,300)
NexPoint Diversified Real Estate Trust	203	(1,768)
NNN REIT, Inc.	200	(7,068)
Office Properties Income Trust	1,500	(6,150)
Orchid Island Capital, Inc.	1,500	(12,765)
Orion Office REIT, Inc.	3,800	(19,798)
Outfront Media, Inc.	42,900	(433,290)
Paramount Group, Inc.	27,100	(125,202)
Park Hotels & Resorts, Inc.	6,900	(85,008)
PEAKSTONE REALTY TRUST	1,400	(23,296)
PennyMac Mortgage Investment Trust	12,300	(152,520)
Phillips Edison & Co., Inc.	3,600	(120,744)
Physicians Realty Trust	25,400	(309,626)
PotlatchDeltic Corp.	4,321	(196,130)
Public Storage	4,600	(1,212,192)
Ready Capital Corp.	22,800	(230,508)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Realty Income Corp.	3,800	$(189,772)
Redwood Trust, Inc.	13,200	(94,116)
Regency Centers Corp.	7,100	(422,024)
Rithm Capital Corp.	63,900	(593,631)
Sabra Health Care REIT, Inc.	1,900	(26,486)
Safehold, Inc.	1,100	(19,580)
Simon Property Group, Inc.	17,500	(1,890,525)
SL Green Realty Corp.	19,951	(744,172)
Spirit Realty Capital, Inc.	4,000	(134,120)
STAG Industrial, Inc.	100	(3,451)
Starwood Property Trust, Inc.	47,200	(913,320)
Sun Communities, Inc.	7,100	(840,214)
Sunstone Hotel Investors, Inc.	11,300	(105,655)
Tanger Factory Outlet Centers, Inc.	1,200	(27,120)
Two Harbors Investment Corp.	19,350	(256,194)
UDR, Inc.	3,300	(117,711)
Uniti Group, Inc.	25,600	(120,832)
Ventas, Inc.	30,238	(1,273,927)
VICI Properties, Inc.	64,473	(1,876,164)
Vornado Realty Trust	59,000	(1,338,120)
Welltower, Inc.	31,600	(2,588,672)
WP Carey, Inc.	5,900	(319,072)

		(41,929,427)

Retail — (0.6)%
Academy Sports & Outdoors, Inc.	19,300	(912,311)
Asbury Automotive Group, Inc. (a)	1,000	(230,070)
AutoNation, Inc. (a)	1,900	(287,660)
Barnes & Noble Education, Inc. (a)	798	(870)
Bath & Body Works, Inc.	300	(10,140)
Best Buy Co., Inc.	6,000	(416,820)
Big 5 Sporting Goods Corp.	200	(1,402)
Birks Group, Inc. (a)	100	(450)
BJ’s Wholesale Club Holdings, Inc. (a)	25,200	(1,798,524)
Boot Barn Holdings, Inc. (a)	5,600	(454,664)
Buckle, Inc. (The)	200	(6,678)
BurgerFi International, Inc. (a)	800	(928)
Caleres, Inc.	3,500	(100,660)
CarMax, Inc. (a)	2,200	(155,606)
Carvana Co. (b)	1,102	(46,262)
Container Store Group, Inc. (The) (a)	100	(225)
Costco Wholesale Corp. (b)	1,172	(662,133)
Darden Restaurants, Inc.	9,700	(1,389,234)
Dave & Buster’s Entertainment, Inc. (a)	13,300	(493,031)
Designer Brands, Inc., Class A	15,600	(197,496)
Dick’s Sporting Goods, Inc.	500	(54,290)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Dollar Tree, Inc. (a)	10,100	$(1,075,145)
Dutch Bros, Inc., Class A	2,399	(55,777)
EVgo, Inc. (a)	30,700	(103,766)
EXPRESS, Inc. (a)	300	(2,703)
Floor & Decor Holdings, Inc., Class A (a)	13,000	(1,176,500)
Foot Locker, Inc.	22,200	(385,170)
Freshpet, Inc. (a)	400	(26,352)
Genuine Parts Co.	2,400	(346,512)
GrowGeneration Corp. (a)	2,800	(8,176)
Hibbett, Inc.	400	(19,004)
Home Depot, Inc. (The)	5,100	(1,541,016)
Jack in the Box, Inc.	200	(13,812)
JOANN, Inc.	1,400	(1,008)
Leslie’s, Inc. (a)	37,600	(212,816)
Lithia Motors, Inc.	2,500	(738,325)
Lowe’s Cos., Inc. (b)	7,595	(1,578,545)
Macy’s, Inc.	30,900	(358,749)
MarineMax, Inc. (a)	200	(6,564)
Noodles & Co. (a)	2,400	(5,904)
ODP Corp. (The) (a)	2,300	(106,145)
OneWater Marine, Inc., Class A (a)	900	(23,058)
Patrick Industries, Inc.	100	(7,506)
Penske Automotive Group, Inc.	600	(100,236)
Polished.com, Inc. (a)	12,200	(985)
Restaurant Brands International, Inc.	18,600	(1,239,132)
RH (a)	1,100	(290,796)
Rite Aid Corp. (a)	200	(90)
Shift Technologies, Inc. (a)	1,820	(2,912)
Signet Jewelers Ltd.	11,600	(832,996)
Sportsman’s Warehouse Holdings, Inc. (a)	10,500	(47,145)
Starbucks Corp. (b)	4,579	(417,925)
Tile Shop Holdings, Inc. (a)	100	(549)
Tilly’s, Inc., Class A (a)	2,200	(17,864)
Tractor Supply Co.	2,800	(568,540)
Ulta Beauty, Inc. (a)	9,800	(3,914,610)
Victoria’s Secret & Co. (a)	23,000	(383,640)
Vroom, Inc. (a)	41,300	(46,256)
Walgreens Boots Alliance, Inc.	22,500	(500,400)
Walmart, Inc.	300	(47,979)
Williams-Sonoma, Inc.	14,300	(2,222,220)

		(25,646,282)

Savings & Loans — (0.3)%
Axos Financial, Inc. (a)	160,307	(6,069,223)
Carver Bancorp, Inc. (a)	400	(868)
New York Community Bancorp, Inc.	223,596	(2,535,579)
TFS Financial Corp.	3,100	(36,642)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Washington Federal, Inc.	1,500	$(38,430)
WSFS Financial Corp.	2,600	(94,900)

		(8,775,642)

Semiconductors — (0.4)%
Aehr Test Systems (a)	8,700	(397,590)
Analog Devices, Inc.	7,900	(1,383,211)
Applied Materials, Inc.	6,100	(844,545)
Broadcom, Inc. (b)	100	(83,058)
Cohu, Inc. (a)	100	(3,444)
eMagin Corp. (a)	400	(796)
Intel Corp. (b)	15,949	(566,987)
Marvell Technology, Inc.	24,300	(1,315,359)
Monolithic Power Systems, Inc.	500	(231,000)
ON Semiconductor Corp. (a)	59,900	(5,567,705)
Ouster, Inc. (a)	6,170	(31,097)

		(10,424,792)

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	800	(163,664)

Software — (0.5)%
ACV Auctions, Inc., Class A (a)	100	(1,518)
Adeia, Inc.	1,900	(20,292)
Alkami Technology, Inc. (a)	500	(9,110)
Alteryx, Inc., Class A (a)	2,100	(79,149)
ANSYS, Inc. (a)	1,800	(535,590)
AppLovin Corp., Class A (b)	2,492	(99,580)
Aspen Technology, Inc. (a)	2,300	(469,798)
Autodesk, Inc. (a)	500	(103,455)
AvePoint, Inc. (a)	3,100	(20,832)
AvidXchange Holdings, Inc.	500	(4,740)
Bentley Systems, Inc., Class B	200	(10,032)
BigBear.ai Holdings, Inc. (a)	15,600	(23,556)
BILL Holdings, Inc. (a)	17,900	(1,943,403)
BlackLine, Inc. (a)	1,000	(55,470)
Blend Labs, Inc., Class A (a)	24,800	(33,976)
BM Technologies, Inc. (a)	700	(1,400)
Braze, Inc., Class A (a)	400	(18,692)
C3.ai, Inc., Class A (a),(b)	878	(22,407)
CareCloud, Inc. (a)	200	(230)
Ceridian HCM Holding, Inc. (a)	13,800	(936,330)
Cloudflare, Inc., Class A (b)	129	(8,132)
Concentrix Corp.	1,200	(96,132)
Consensus Cloud Solutions, Inc. (a)	700	(17,626)
CS Disco, Inc. (a)	1,200	(7,968)
DarioHealth Corp. (a)	3,000	(9,840)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Datadog, Inc., Class A (b)	294	$(26,780)
DigitalOcean Holdings, Inc. (b)	629	(15,115)
DoubleVerify Holdings, Inc.	200	(5,590)
E2open Parent Holdings, Inc. (a)	20,900	(94,886)
Enthusiast Gaming Holdings, Inc. (a)	3,200	(1,066)
EverCommerce, Inc. (a)	1,000	(10,030)
Exela Technologies, Inc. (a)	1,000	(4,220)
Fair Isaac Corp. (a),(b)	56	(48,638)
FARADAY FUTURE INTELLIGENT ELECTRIC, Inc. (a)	5,517	(7,338)
Fidelity National Information Services, Inc.	1,900	(105,013)
Fiserv, Inc. (a)	60,889	(6,878,021)
Five9, Inc. (a)	6,700	(430,810)
GameSquare Holdings, Inc. (a)	125	(273)
Gitlab, Inc., Class A (a)	1,600	(72,352)
Glimpse Group, Inc. (The) (a)	500	(920)
Guidewire Software, Inc. (a)	100	(9,000)
HubSpot, Inc. (b)	75	(36,937)
Innodata, Inc. (a)	1,200	(10,236)
Intuit, Inc.	400	(204,376)
Jack Henry & Associates, Inc.	13,129	(1,984,317)
Lightspeed Commerce, Inc. (a)	3,200	(44,896)
LiveVox Holdings, Inc. (a)	800	(2,672)
Matterport, Inc. (a)	5,300	(11,501)
MeridianLink, Inc. (a)	1,100	(18,766)
MicroStrategy, Inc., Class A (a)	100	(32,828)
MongoDB, Inc. (b)	50	(17,293)
nCino, Inc. (a)	35,536	(1,130,045)
New Relic, Inc.(a), (b)	2,300	(196,926)
Open Text Corp.	8,100	(284,310)
Oracle Corp. (b)	454	(48,088)
Paycom Software, Inc.	200	(51,854)
Phunware, Inc. (a)	1,200	(215)
Planet Labs PBC (a)	25,700	(66,820)
Playtika Holding Corp. (a)	500	(4,815)
Porch Group, Inc. (a)	28,000	(22,473)
Privia Health Group, Inc. (a)	1,100	(25,300)
Procore Technologies, Inc. (a)	300	(19,596)
PubMatic, Inc., Class A (a)	3,100	(37,510)
Red Cat Holdings, Inc. (a)	2,200	(2,132)
Roper Technologies, Inc.	1,100	(532,708)
RYVYL, Inc. (a)	270	(814)
Schrodinger, Inc. (a)	1,700	(48,059)
SentinelOne, Inc., Class A (a)	3,400	(57,324)
Sharecare, Inc. (a)	25,344	(23,833)
Skillsoft Corp. (a)	3,600	(3,191)
SKILLZ, Inc. (a)	500	(2,550)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Snowflake, Inc., Class A (a)	5,000	$(763,850)
SoundHound AI, Inc., Class A (a)	62,900	(126,429)
SPHERE 3D Corp. (a)	114	(154)
SS&C Technologies Holdings, Inc.	2,200	(115,588)
Take-Two Interactive Software, Inc. (a)	19,400	(2,723,566)
Twilio, Inc., Class A (a)	200	(11,706)
Verb Technology Co., Inc. (a)	25	(18)
Veritone, Inc. (a)	8,800	(22,704)
Verra Mobility Corp.	300	(5,610)
Vislink Technologies, Inc. (a)	115	(423)
WM Technology, Inc. (a)	9,100	(12,012)

		(20,943,755)

Telecommunications — 0.0%
ADTRAN Holdings, Inc.	7,300	(60,079)
AmpliTech Group, Inc. (a)	100	(205)
AT&T, Inc. (b)	10,712	(160,894)
ATN International, Inc.	100	(3,156)
BCE, Inc.	18,900	(721,413)
BlackSky Technology, Inc. (a)	15,600	(18,252)
Clearfield, Inc. (a)	2,600	(74,516)
COMSovereign Holding Corp. (a)	500	(595)
Consolidated Communications Holdings, Inc. (a)	1,500	(5,130)
DigitalBridge Group, Inc.	16,406	(288,417)
Frontier Communications Parent, Inc. (a)	45,000	(704,250)
Globalstar, Inc. (a)	500	(655)
Lantronix, Inc. (a)	1,600	(7,120)
Millicom International Cellular SA (a)	1,300	(20,085)
Ondas Holdings, Inc. (a)	11,200	(6,826)
Rogers Communications, Inc., Class B	3,900	(149,721)
Shenandoah Telecommunications Co.	1,100	(22,671)
Sidus Space, Inc., Class A (a)	1,200	(172)
SIYATA MOBILE, Inc. (a)	100	(281)
TELUS Corp.	24,100	(393,794)
Terran Orbital Corp. (a)	61,300	(51,026)
T-Mobile US, Inc.	800	(112,040)
Ubiquiti, Inc.	600	(87,180)
Viasat, Inc. (a)	6,000	(110,760)

		(2,999,238)

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	2,000	(132,280)
Mattel, Inc. (a)	4,500	(99,135)

		(231,415)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Transportation — (0.2)%
Canadian Pacific Kansas City Ltd.	34,330	$(2,554,495)
Eagle Bulk Shipping, Inc.	200	(8,406)
FedEx Corp.	5,500	(1,457,060)
GXO Logistics, Inc. (a)	500	(29,325)
Landstar System, Inc.	700	(123,858)
Matson, Inc.	2,400	(212,928)
Old Dominion Freight Line, Inc.	2,400	(981,936)
Ryder System, Inc.	100	(10,695)
Saia, Inc. (a)	2,200	(877,030)
Seanergy Maritime Holdings Corp.	770	(4,250)
XPO, Inc. (a)	1,900	(141,854)

		(6,401,837)

Water — 0.0%
Cadiz, Inc. (a)	2,546	(8,427)
California Water Service Group	1,100	(52,041)

		(60,468)

Total North America		(434,620,836)

Oceania — 0.0%
Biotechnology — 0.0%
Alterity Therapeutics Ltd., ADR (a)	110	(270)
Genetic Technologies Ltd., ADR (a)	1,000	(769)
Immutep Ltd., ADR (a)	2,000	(3,800)
Opthea Ltd., ADR (a)	100	(170)

		(5,009)

Machinery—Constr & Mining — 0.0%
Tritium DCFC Ltd. (a)	22,900	(6,934)

Mining — 0.0%
BHP Group Ltd., ADR	2,200	(125,136)

Oil & Gas — 0.0%
Imperial Petroleum, Inc. (a)	1,160	(1,833)
Woodside Energy Group Ltd., ADR	5,100	(118,779)

		(120,612)

Pharmaceuticals — 0.0%
Kazia Therapeutics Ltd., ADR (a)	400	(400)

Total Oceania		(258,091)

South America — 0.0%
Aerospace/Defense — 0.0%
Embraer SA, ADR (a)	100	(1,372)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Agriculture — 0.0%
Adecoagro SA (a)	9,000	$(105,210)

Airlines — 0.0%
Azul SA, ADR (a)	13,400	(115,106)

Beverages — 0.0%
Ambev SA, ADR	32,500	(83,850)
Cia Cervecerias Unidas SA, ADR	800	(10,080)

		(93,930)

Biotechnology — 0.0%
Bioceres Crop Solutions Corp. (a)	900	(10,161)

Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	19,900	(1,187,433)

Commercial Banks — 0.0%
Banco Bradesco SA, ADR	131,900	(375,915)
Banco de Chile, ADR	100	(2,020)
Banco Santander Chile, ADR	6,400	(117,376)
Itau Unibanco Holding SA, ADR	138,200	(742,134)

		(1,237,445)

Computers — 0.0%
CI&T, Inc., Class A	300	(1,950)

Distribution/Wholesale — 0.0%
Sendas Distribuidora SA, ADR	3,300	(40,194)

Diversified Financial Services — 0.0%
Pagseguro Digital Ltd., Class A (a)	1,800	(15,498)

Electric — 0.0%
Centrais Eletricas Brasileiras SA, ADR	14,200	(103,802)

Forest Products & Paper — 0.0%
Suzano SA, ADR (a)	100	(1,075)

Internet — 0.0%
Despegar.com Corp. (a)	1,700	(12,325)

Iron/Steel — 0.0%
Gerdau SA, ADR	7,400	(35,298)

Media — 0.0%
Liberty Latin America Ltd., Class C (a)	3,700	(30,192)

Mining — 0.0%
Sigma Lithium Corp. (a)	16,000	(519,040)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares	Value
Oil & Gas — 0.0%
Cosan SA, ADR	2,000	$(27,180)
Ecopetrol SA, ADR	2,800	(32,424)

		(59,604)

Retail — 0.0%
Natura & Co. Holding SA, ADR (a)	100	(577)

Software — 0.0%
Arco Platform Ltd., Class A (a)	1,900	(26,182)

Water — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	18,400	(223,008)

Total South America		(3,819,402)

TOTAL COMMON STOCK (PROCEEDS $497,713,939 )		(478,296,037)

	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.7)%
Asia — (0.5)%
Commercial Banks — (0.3)%
Industrial & Commercial Bank of China Ltd., 3.20%, 12/31/49 (b)	$12,800,000	(11,745,857)

Internet — (0.2)%
Alibaba Group Holding Ltd.,
2.13%, 02/09/31 (b)	4,261,000	(3,324,537)
3.40%, 12/06/27 (b)	5,765,000	(5,300,398)

		(8,624,935)

Total Asia		(20,370,792)

Europe — (0.0)%
Commercial Banks — (0.0)%
Bank Gospodarstwa Krajowego, MTN, 5.38%, 05/22/33 (b),(j)	413,000	(389,252)

Middle East — (0.0)%
Diversified Financial Services — (0.0)%
MDGH Ltd., MTN, 6.88%, 11/01/41 (b),(j)	533,000	(601,288)

North America — (0.2)%
Oil & Gas — (0.2)%
Petroleos Mexicanos, 10.00%, 02/07/33 (b),(j)	8,815,000	(7,846,990)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
South America — (0.0)%
Oil & Gas — (0.0)%
Ecopetrol SA, 8.88%, 01/13/33 (b)	$923,000	$(901,578)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $31,926,821)		(30,109,900)

	Shares	Value

EXCHANGE-TRADED FUNDS — (0.2)%
Energy Select Sector SPDR Fund (b)	4,216	(381,084)
SPDR S&P 500 ETF Trust	21,800	(9,319,064)
SPDR S&P Biotech ETF (b)	32	(2,337)
SPDR S&P Regional Banking ETF	24,563	(1,025,997)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $11,103,868)		(10,728,482)

	Principal Amount	Value

Mortgage-Backed Securities — (17.0)%
North America — (17.0)%
Collateralized Mortgage Obligation (Residential) — 0.0%
Alternative Loan Trust, Series 2006-OA16, Class A4B, 1 mo. TSFR + .61%, 5.93%, 10/25/46(b),(e)	$1,344	(1,361)

U.S. Government Sponsored Agency Security — (17.0)%
Federal National Mortgage Association, TBA, 30 Year Maturity, 6.00%, 10/01/53	700,000,000	(691,140,800)

Total North America		(691,142,161)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $692,468,158)		(691,142,161)

SOVEREIGN DEBT — (2.0)%
Bahrain Government International Bonds, 7.50%, 09/20/47 (b),(j)	3,215,000	(2,845,275)
Brazilian Government International Bond,
5.00%, 01/27/45 (b)	827,000	(611,372)
5.63%, 02/21/47 (b)	3,619,000	(2,864,508)
6.00%, 10/20/33 (b)	4,125,000	(3,891,471)
China Government International Bonds,
1.20%, 10/21/30 (b),(j)	1,000,000	(795,433)
2.13%, 12/03/29 (b)	4,300,000	(3,726,740)
Colombia Government International Bonds,
5.63%, 02/26/44 (b)	4,738,000	(3,383,777)
8.00%, 04/20/33 (b)	2,997,000	(2,959,187)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Dominican Republic International Bonds, 6.00%, 02/22/33 (b),(j)	$4,901,000	$(4,321,506)
Egypt Government International Bonds, 5.88%, 06/11/25 (b),(j)	2,637,000	(2,141,059)
Mexico Government International Bonds,
4.28%, 08/14/41 (b)	1,153,000	(850,016)
4.40%, 02/12/52 (b)	710,000	(491,206)
6.34%, 05/04/53 (b)	8,757,000	(7,969,456)
Nigeria Government International Bonds, 9.25%, 01/21/49 (b),(j)	1,093,000	(840,211)
Peruvian Government International Bond,
3.00%, 01/15/34 (b)	6,918,000	(5,327,279)
5.63%, 11/18/50 (b)	3,307,000	(3,053,962)
Qatar Government International Bonds, 4.63%, 06/02/46 (b),(j)	800,000	(692,160)
Republic of Poland Government International Bonds, 4.88%, 10/04/33 (b)	3,126,000	(2,907,180)
Republic of South Africa Government International Bonds, 5.88%, 06/22/30 (b)	1,420,000	(1,255,067)
Saudi Government International Bonds,
4.63%, 10/04/47 (b),(j)	852,000	(676,176)
5.00%, 01/18/53 (b),(j)	2,485,000	(2,062,550)
Turkey Government International Bonds,
6.00%, 01/14/41 (b)	956,000	(704,400)
6.75%, 05/30/40 (b)	710,000	(564,417)
7.25%, 12/23/23 (b)	2,386,000	(2,386,620)
7.38%, 02/05/25 (b)	9,960,000	(9,975,538)

TOTAL SOVEREIGN DEBT (PROCEEDS $ 69,135,345)		(67,296,566)

	Contracts	Value

WARRANTS — 0.0%
North America — 0.0%
Galectin Therapeutics, Inc. (c)	1,340	0
Salarius Pharmaceuticals, Inc. (c)	1,000	0

Total North America		0

TOTAL WARRANTS (PROCEEDS $0)		0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY BONDS & NOTES — 0.0%
U.S. Treasury Bonds, 3.63%, 5/15/53 (b)		$(551,013)

TOTAL U.S. TREASURY BONDS & NOTES (PROCEEDS $553,821)		(551,013)

RIGHTS — 0.0%
Amryt Pharma PLC (c)	$2,000	(50)
Amryt Pharma PLC (c)	2,000	(50)

TOTAL RIGHTS (PROCEEDS $0)		(100)

TOTAL SECURITIES SOLD SHORT — (31.3)% (PROCEEDS $1,302,901,952)		$(1,278,124,259)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	Security is valued using significant unobservable inputs.
(d)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(e)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2023.

(f)	Non-interest bearing bond.
(g)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(h)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2023. Maturity date presented is the ultimate maturity.
(i)	All or a portion of the security represents an unsettled loan commitment at September 30, 2023 where the rate will be determined at time of settlement.
(j)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(k)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

(n)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., Centiva Offshore Fund LLP, Qube Torus and Statar Capital Class A, 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021, 6/1/2022, 7/1/2022 and 7/1/2022. Amounts to $401,189,980 and represents 9.8% of Net Assets.

(o)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(p)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.
(r)	Security is perpetual in nature and has no stated maturity.

Options Written Contracts Outstanding at September 30, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
BRENT CRUDE MAR24	100.00 USD	01/26/24	(77)	(7,700)	$(89,030)	$(134,750)	$(45,720)
CBOE SPX VOLATILITY INDEX MAR24	35.00 USD	03/20/24	(1,740)	(60,900)	(261,853)	(214,020)	47,833
CBOE SPX VOLATILITY INDX JUN 24	32.00 USD	06/18/24	(1,740)	(55,680)	(314,015)	(307,980)	6,035
CBOE SPX VOLATILITY INDX MAR 24	30.00 USD	03/20/24	(1,740)	(52,200)	(242,677)	(281,880)	(39,203)
CBOE SPX VOLATILITY INDX MAR 24	31.00 USD	03/20/24	(1,740)	(53,940)	(263,557)	(261,870)	1,687
CRUDE OIL FUT OPT DEC23	200.00 USD	11/15/23	(60)	(12,000)	(34,094)	(600)	33,494
CRUDE OIL FUT OPT DEC24	150.00 USD	11/15/24	(100)	(15,000)	(52,703)	(45,000)	7,703
CRUDE OIL FUT OPT DEC24	165.00 USD	12/01/24	(25)	(4,125)	(12,410)	(8,000)	4,410
ISHARES IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF	103.00 USD	12/15/23	(1,996)	(205,588)	(283,366)	(311,376)	(28,010)
NAT GAS EURO OPT APR25	6.00 USD	04/01/25	(30)	(180)	(140,913)	(53,100)	87,813
NAT GAS EURO OPT APR26	8.00 USD	03/26/26	(25)	(200)	(53,500)	(28,075)	25,425
NAT GAS EURO OPT AUG25	6.00 USD	08/01/25	(30)	(180)	(140,912)	(70,320)	70,592
NAT GAS EURO OPT AUG26	8.00 USD	07/28/26	(25)	(200)	(53,500)	(32,250)	21,250
NAT GAS EURO OPT DEC23	5.00 USD	11/27/23	(30)	(150)	(105,343)	(12,270)	93,073
NAT GAS EURO OPT DEC25	6.00 USD	12/01/25	(30)	(180)	(140,912)	(171,120)	(30,208)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT DEC26	8.00 USD	11/24/26	(25)	(200)	$(53,500)	$(89,825)	$(36,325)
NAT GAS EURO OPT FEB24	6.00 USD	01/26/24	(50)	(300)	(141,554)	(65,200)	76,354
NAT GAS EURO OPT FEB25	6.00 USD	02/01/25	(30)	(180)	(140,912)	(157,320)	(16,408)
NAT GAS EURO OPT FEB26	8.00 USD	01/27/26	(25)	(200)	(53,500)	(123,275)	(69,775)
NAT GAS EURO OPT JAN24	3.70 USD	12/26/23	(50)	(185)	(364,054)	(195,600)	168,454
NAT GAS EURO OPT JAN25	6.00 USD	01/01/25	(30)	(180)	(140,912)	(153,120)	(12,208)
NAT GAS EURO OPT JAN26	8.00 USD	12/26/25	(25)	(200)	(53,500)	(126,800)	(73,300)
NAT GAS EURO OPT JUL25	6.00 USD	07/01/25	(30)	(180)	(140,912)	(65,220)	75,692
NAT GAS EURO OPT JUL26	8.00 USD	06/25/26	(25)	(200)	(53,500)	(30,475)	23,025
NAT GAS EURO OPT JUN25	6.00 USD	06/01/25	(30)	(180)	(140,913)	(56,010)	84,903
NAT GAS EURO OPT JUN26	8.00 USD	05/26/26	(25)	(200)	(53,500)	(26,625)	26,875
NAT GAS EURO OPT MAR24	3.15 USD	02/26/24	(5)	(16)	(39,485)	(28,255)	11,230
NAT GAS EURO OPT MAR24	3.25 USD	02/26/24	(75)	(244)	(583,281)	(396,300)	186,981
NAT GAS EURO OPT MAR24	5.50 USD	02/26/24	(108)	(594)	(172,065)	(165,780)	6,285
NAT GAS EURO OPT MAR24	6.00 USD	02/26/24	(135)	(810)	(239,456)	(168,750)	70,706
NAT GAS EURO OPT MAR24	7.00 USD	02/26/24	(67)	(469)	(102,984)	(58,558)	44,426
NAT GAS EURO OPT MAR25	6.00 USD	03/01/25	(30)	(180)	(140,912)	(126,900)	14,012
NAT GAS EURO OPT MAR26	8.00 USD	02/24/26	(25)	(200)	(53,500)	(93,050)	(39,550)
NAT GAS EURO OPT MAY25	6.00 USD	05/01/25	(30)	(180)	(140,913)	(48,960)	91,953
NAT GAS EURO OPT MAY26	8.00 USD	04/27/26	(25)	(200)	(53,500)	(24,275)	29,225
NAT GAS EURO OPT NOV23	3.30 USD	10/26/23	(17)	(56)	(12,700)	(12,257)	443
NAT GAS EURO OPT NOV23	5.00 USD	10/26/23	(30)	(150)	(68,162)	(540)	67,622
NAT GAS EURO OPT NOV25	6.00 USD	11/01/25	(30)	(180)	(140,912)	(119,670)	21,242
NAT GAS EURO OPT NOV26	8.00 USD	10/27/26	(25)	(200)	(53,500)	(61,475)	(7,975)
NAT GAS EURO OPT OCT25	6.00 USD	10/01/25	(30)	(180)	(140,912)	(81,450)	59,462

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT OCT26	8.00 USD	09/25/26	(25)	(200)	$(53,500)	$(38,450)	$15,050
NAT GAS EURO OPT SEP25	6.00 USD	09/01/25	(30)	(180)	(140,912)	(71,160)	69,752
NAT GAS EURO OPT SEP26	8.00 USD	08/26/26	(25)	(200)	(53,500)	(32,850)	20,650
NG PEN FUTURES ICE LOTS DEC23	3.75 USD	11/27/23	(160)	(600)	(299,874)	(70,680)	229,194
NG PEN FUTURES ICE LOTS JAN24	7.00 USD	12/26/23	(480)	(3,360)	(419,621)	(50,280)	369,341
PRIMARY ALUMNM OPT DEC231	2,500.00 USD	12/06/23	(150)	(375,000)	(40,833)	(42,225)	(1,392)
PRIMARY ALUMNM OPT NOV231	2,500.00 USD	11/01/23	(150)	(375,000)	(52,083)	(10,012)	42,071
SILVER JUL24	50.00 USD	06/25/24	(80)	(4,000)	(139,795)	(34,800)	104,995
VOLATILITY INDEX DEC23	33.00 USD	12/20/23	(2,610)	(86,130)	(275,279)	(193,140)	82,139

					$(6,943,221)	$(4,951,898)	$1,991,323

Exchange-Traded Put Options Written
BRENT CRUDE FEB24	0.00 USD	01/19/24	(155)	0	$(10,424)	$(12,400)	$(1,976)
BRENT CRUDE JAN24	0.00 USD	12/18/23	(155)	0	(10,424)	(9,300)	1,124
BRENT CRUDE MAR24	0.00 USD	02/16/24	(155)	0	(10,424)	(15,500)	(5,076)
CBOE SPX VOLATILITY INDEX MAR24	16.00 USD	03/20/24	(3,480)	(55,680)	(421,862)	(410,640)	11,222
CBOE SPX VOLATILITY INDX JUN 24	17.00 USD	06/18/24	(1,740)	(29,580)	(280,955)	(292,320)	(11,365)
CBOE SPX VOLATILITY INDX MAR 24	17.00 USD	03/20/24	(1,740)	(29,580)	(293,137)	(293,190)	(53)
CRUDE OIL FUT OPT DEC23	85.00 USD	10/26/23	(258)	(21,930)	(954,182)	(180,600)	773,582
CRUDE OIL FUT OPT DEC23	45.00 USD	11/15/23	(60)	(2,700)	(208,694)	(1,200)	207,494
CRUDE OIL FUT OPT DEC24	47.00 USD	11/15/24	(100)	(4,700)	(408,703)	(146,000)	262,703
CRUDE OIL FUT OPT DEC24	50.00 USD	12/01/24	(25)	(1,250)	(107,410)	(46,250)	61,160
DJ EURO STOXX 50 NOV 23	4,025.00 EUR	11/17/23	(1,087)	(4,375,175)	(697,391)	(478,080)	219,311
DJ EURO STOXX 50 OCT 23	4,225.00 EUR	10/20/23	(1,000)	(4,225,000)	(596,388)	(844,743)	(248,355)
NAT GAS EURO OPT APR24	2.00 USD	04/01/24	(4)	(8)	(3,748)	(2,792)	956
NAT GAS EURO OPT DEC23	2.00 USD	11/27/23	(19)	(38)	(19,526)	(1,444)	18,082

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT DEC23	3.50 USD	11/27/23	(200)	(700)	$(1,079,662)	$(864,000)	$215,662
NAT GAS EURO OPT DEC23	3.55 USD	11/27/23	(10)	(36)	(66,471)	(46,580)	19,891
NAT GAS EURO OPT DEC23	3.75 USD	11/27/23	(35)	(131)	(260,648)	(213,815)	46,833
NAT GAS EURO OPT FEB24	3.55 USD	01/26/24	(30)	(106)	(213,812)	(170,850)	42,962
NAT GAS EURO OPT JAN24	2.50 USD	12/26/23	(25)	(62)	(17,927)	(13,100)	4,827
NAT GAS EURO OPT JAN24	2.70 USD	12/26/23	(40)	(108)	(39,883)	(35,000)	4,883
NAT GAS EURO OPT JUN24	2.00 USD	05/28/24	(1)	(2)	(797)	(695)	102
NAT GAS EURO OPT MAY24	2.00 USD	04/25/24	(1)	(2)	(797)	(774)	23
NAT GAS EURO OPT NOV23	2.00 USD	10/26/23	(127)	(254)	(54,239)	(3,810)	50,429
NAT GAS EURO OPT NOV23	2.10 USD	10/26/23	(25)	(52)	(16,927)	(1,300)	15,627
NAT GAS EURO OPT NOV23	2.15 USD	10/26/23	(10)	(22)	(1,971)	(680)	1,291
NAT GAS EURO OPT NOV23	2.20 USD	10/26/23	(25)	(55)	(18,877)	(2,225)	16,652
NAT GAS EURO OPT NOV23	2.30 USD	10/26/23	(132)	(304)	(63,965)	(19,536)	44,429
NAT GAS EURO OPT NOV23	2.35 USD	10/26/23	(25)	(59)	(8,427)	(4,750)	3,677
NAT GAS EURO OPT NOV23	2.40 USD	10/26/23	(2)	(5)	(474)	(484)	(10)
NAT GAS EURO OPT NOV23	3.75 USD	10/26/23	(15)	(56)	(50,206)	(125,955)	(75,749)
NG PEN FUTURES ICE LOTS DEC23	3.75 USD	11/27/23	(160)	(600)	(299,874)	(244,360)	55,514
S&P 500 INDEX DEC23	3,880.00 USD	12/15/23	(129)	(333,680)	(289,750)	(337,980)	(48,230)
SPDR S&P 500 ETF TRUST	412.00 USD	10/13/23	(299)	(123,188)	(68,757)	(36,777)	31,980
VOLATILITY INDEX DEC23	15.00 USD	12/20/23	(2,610)	(39,150)	(251,789)	(177,480)	74,309

					$(6,828,521)	$(5,034,610)	$1,793,911

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
AUD NZD FX OPTION CALL 1.084 11/1/23	COEX Partners Limited	1.08 AUD	11/01/23	(43,500,000)	(47,154,000)	$(293,942)	$(112,321)	$181,621
ISHARES CHINA LARGE-CAP ETF OPTION CALL 44.85 12/15/23	Goldman Sachs International	44.85 USD	12/15/23	(1,146,566)	(51,423,485)	(745,268)	(731)	744,537
LME NICKEL 3MO CALL1	LCH Limited	60,000.00 USD	12/04/24	(1,260)	(75,600,000)	(1,008,000)	(40,943)	967,057
SHORT CMS CAP ON USD ICE SWAP RATE SWAPTION .0095 1/10/24	Morgan Stanley & Co. LLC	0.95 USD	01/10/24	(2,930,400,000)	(2,783,880,000)	(882,200)	(55,180)	827,020
USD CNH FX OPTION CALL 7.35 10/10/23	JPMorgan Chase Bank, N.A.	7.35 USD	10/10/23	(43,500,000)	(319,725,000)	(67,425)	(32,451)	34,974

						$(2,996,835)	$(241,626)	$2,755,209

OTC Put Options Written
AUD NZD FX OPTION PUT 1.084 11/1/23	COEX Partners Limited	1.08 AUD	11/01/23	(43,500,000)	(47,154,000)	$(269,728)	$(242,764)	$26,964
S&P 500 INDEX DEC23	JPMorgan Chase Bank, N.A.	3,800.00 USD	12/29/23	(80,812)	(307,085,600)	(2,020,302)	(2,110,038)	(89,736)
USD BRL FX OPTION PUT 4.85 10/20/23	Citibank N.A.	4.85 USD	10/20/23	(17,400,000)	(84,390,000)	(103,269)	(25,787)	77,482

						$(2,393,299)	$(2,378,589)	$14,710

Total Options Written Outstanding						$(19,161,876)	$(12,606,723)	$6,555,153

At September 30, 2023 the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
ATI Holdings Acquisition, Inc. , 2023 2nd Lien Delayed Draw Term Loan, , 0.00, , 09/30/27	$782,441	$782,441	$0

Total Unfunded Loan Commitment	$782,441	$782,441	$0

Reverse Repurchase Agreements Outstanding at September 30, 2023

Counterparty	Interest Rate	Trade Rate	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	4.08%	6/8/2023	10/3/2023	$2,094,477	$2,121,537
Barclays Capital, Inc.	5.60%	9/20/2023	10/2/2023	4,536,614	4,543,671
JPMorgan Chase Bank, N.A.	5.39%	9/28/2023	10/4/2023	756,272	756,612

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Counterparty	Interest Rate	Trade Rate	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	5.47%	9/27/2023	10/4/2023	$795,766	$796,250
JPMorgan Chase Bank, N.A.	5.47%	9/27/2023	10/4/2023	1,460,558	1,461,446
JPMorgan Chase Bank, N.A.	5.47%	9/27/2023	10/4/2023	1,871,244	1,872,381
JPMorgan Chase Bank, N.A.	5.47%	9/27/2023	10/4/2023	3,982,069	3,984,490
JPMorgan Chase Bank, N.A.	5.47%	9/27/2023	10/4/2023	13,178,079	13,186,088
JPMorgan Chase Bank, N.A.	5.60%	7/24/2023	10/2/2023	6,048,548	6,112,528

Total Reverse Repurchase Agreements Outstanding				$34,723,627	$34,835,003

Future Contracts Outstanding at September 30, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
1 Year Mid-Curve 3 Month Eurodollar Option	11	EUREX	1,265,064 EUR	12/07/23	$8,655
3 Month Eurodollar	448	LIFFE	107,635,550 EUR	12/18/23	(116,245)
3 Month Eurodollar	161	LIFFE	38,702,665 EUR	06/17/24	14,601
3 Month Eurodollar	658	LIFFE	159,660,633 EUR	09/15/25	(205,459)
3 Month SOFR	20	CME	4,731,825 USD	06/19/24	(575)
3 Month SOFR	48	CME	11,387,875 USD	09/18/24	(10,075)
3 Month SOFR	387	CME	92,049,415 USD	12/18/24	(49,840)
3 Month SOFR	199	CME	47,784,670 USD	12/17/25	(27,157)
3 Month SOFR	1	CME	240,087 USD	03/18/26	25
Australian Dollar Currency	18	CME	1,162,080 USD	12/18/23	(180)
Brent Crude	258	ICE	345,720 USD	10/26/23	717,240
Brent Crude	85	ICE	192,100 USD	10/26/23	(41,650)
Brent Crude	154	ICE	16,464,510 USD	10/31/23	1,330,090
Brent Crude	688	ICE	62,663,576 USD	11/30/23	(495,896)
Brent Crude	95	ICE	8,559,952 USD	12/28/23	(122,052)
Brent Crude	261	ICE	978,750 USD	01/26/24	(214,020)
Brent Crude	261	ICE	1,020,510 USD	01/26/24	208,800
Brent Crude	106	ICE	9,270,254 USD	01/31/24	22,766
Brent Crude	89	ICE	7,753,084 USD	02/29/24	(32,334)
Brent Crude	62	ICE	41,075 USD	03/04/24	15,500
Brent Crude	51	ICE	4,450,540 USD	03/28/24	(65,560)
Brent Crude	2	ICE	147,020 USD	10/31/24	17,780
Brent Crude	16	NYMEX	1,115,550 USD	12/01/24	202,850
British Pound Currency	8	ICE	618,450 USD	12/18/23	(7,950)
CAC40 Index	16	ICE	2,482,774 EUR	10/20/23	(54,199)
Canadian 10-Year Bond	22	CDE	2,607,660 CAD	12/18/23	(55,071)
CBOE Volatility Index	520	CBOE	8,913,591 USD	10/18/23	327,433
CBOE Volatility Index	540	CBOE	9,819,016 USD	11/15/23	33,986

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
CBOE Volatility Index	434	CBOE	7,875,127 USD	12/20/23	$86,039
Chicago CG Basis	90	ICE	82,125 USD	11/02/23	(100,312)
Chicago CG Basis	62	ICE	65,488 USD	12/04/23	(25,962)
Chicago CG Basis	62	ICE	65,488 USD	01/03/24	72,850
Chicago CG Basis	87	ICE	132,312 USD	01/31/24	61,806
Chicago CG Basis	279	ICE	111,987 USD	02/29/24	(50,375)
Cocoa	80	ICE	2,896,598 USD	03/13/24	(154,198)
Coffee ‘C’	234	ICE	13,205,553 USD	12/18/23	(380,890)
Copper	408	COMEX	38,226,763 USD	12/27/23	(104,263)
Corn	1,189	CBOT	29,494,762 USD	12/14/23	(1,151,975)
Cotton No.2	14	ICE	603,210 USD	12/06/23	6,840
Cotton No.2	376	ICE	16,587,600 USD	03/06/24	(58,640)
DAX Index	3	EUREX	2,781,362 EUR	12/15/23	(67,994)
DJIA mini E-CBOT	116	CBOT	25,285,674 USD	12/15/23	(497,799)
Dominion Sp	62	ICE	242,769 USD	10/03/23	8,331
Dominion Sp	31	ICE	1,356 USD	11/02/23	(1,721)
Dominion Sp	150	ICE	277,087 USD	04/01/24	28,650
Dominion Sp	31	ICE	75,175 USD	07/01/24	3,294
Dominion Sp	31	ICE	120,125 USD	10/01/24	581
Dominion Sp	30	ICE	82,500 USD	11/04/24	(1,875)
Dominion Sp	30	ICE	69,750 USD	04/01/25	9,750
Dominion Sp	31	ICE	72,075 USD	05/01/25	2,131
Dominion Sp	30	ICE	69,750 USD	06/01/25	(6,563)
E-Mini Russell Index	225	ICE	35,729,106 USD	12/15/23	(386,616)
E-Mini S&P 500 Index	80	CME	171,681,606 USD	12/15/23	(4,717,306)
Euro Stoxx 50	110	EUREX	9,085,770 EUR	12/15/23	(183,210)
Euro-Schatz	232	EUREX	24,331,040 EUR	12/07/23	28,165
FTSE 100 Index	67	LIFFE	6,541,854 GBP	12/15/23	(26,237)
FTSE/MIB Index	7	ICE	2,152,850 EUR	12/15/23	(33,436)
Gas Oil	35	ICE	3,177,675 USD	11/10/23	204,200
Gas Oil	578	ICE	53,668,294 USD	12/12/23	(102,144)
Gas Oil	27	ICE	2,451,725 USD	01/11/24	(17,000)
Gas Oil	32	ICE	2,867,350 USD	02/12/24	(35,350)
Gasoline RBOB	71	NYMEX	11,277,289 USD	10/31/23	(997,831)
Gasoline RBOB	85	NYMEX	9,083,796 USD	11/30/23	(695,724)
Gasoline RBOB	9	NYMEX	1,004,678 USD	03/28/24	(53,138)
Gasoline RBOB	15	NYMEX	1,395,870 USD	11/29/24	(37,212)
Globex Natural Gas	53	NYMEX	1,827,600 USD	03/01/24	(121,000)
Henry Hub	62	ICE	0 USD	10/03/23	155
Henry Hub	120	ICE	907,275 USD	10/27/23	(28,575)
Henry Hub	62	ICE	4,650 USD	11/02/23	899
Henry Hub	620	ICE	7,739,072 USD	11/28/23	(808,712)
Henry Hub	303	ICE	5,068,300 USD	01/01/24	(157,512)
Henry Hub	58	ICE	491,187 USD	02/01/24	15,878

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	341	ICE	3,857,407 USD	01/01/25	$(85,947)
Henry Hub	713	ICE	6,396,366 USD	01/01/26	2,320,059
Henry Hub	644	ICE	5,777,363 USD	02/01/26	1,781,587
Henry Hub	713	ICE	6,396,366 USD	03/01/26	972,489
Henry Hub	690	ICE	6,190,032 USD	04/01/26	(111,132)
Henry Hub	713	ICE	6,396,366 USD	05/01/26	(157,616)
Henry Hub	690	ICE	6,190,032 USD	06/01/26	59,643
Henry Hub	713	ICE	6,396,366 USD	07/01/26	298,704
Henry Hub	713	ICE	6,396,366 USD	08/01/26	330,789
Henry Hub	690	ICE	6,190,032 USD	09/01/26	264,918
Henry Hub	713	ICE	6,396,366 USD	10/01/26	446,651
Henry Hub	690	ICE	6,190,032 USD	11/01/26	1,079,118
Henry Hub	713	ICE	6,396,366 USD	12/01/26	1,835,219
Henry Physical Basis	31	ICE	17,825 USD	10/03/23	(1,163)
Henry Physical Basis	31	ICE	0 USD	11/02/23	(2,775)
Henry Swing	1	ICE	6,363 USD	10/02/23	500
Henry Swing	1	ICE	6,363 USD	10/02/23	500
Henry Swing	60	ICE	1,500 USD	10/03/23	3,375
HKG Hang Seng China Enterprises Index	8	HKFE	2,440,400 HKD	10/30/23	4,086
HKG Hang Seng Index	8	HKFE	7,094,800 HKD	10/30/23	7,764
HSC Basis	30	ICE	32,063 USD	11/02/23	(1,500)
HSC Basis	93	ICE	46,539 USD	12/04/23	39
HSC Basis	30	ICE	21,750 USD	03/31/25	(2,625)
HSC Basis	31	ICE	22,475 USD	04/30/25	(3,100)
HSC Basis	30	ICE	21,750 USD	05/30/25	188
HSC Basis	31	ICE	22,475 USD	06/30/25	1,356
HSC Basis	31	ICE	22,475 USD	07/31/25	4,263
HSC Basis	31	ICE	22,475 USD	09/30/25	(6,006)
ICE 3 Month Sonia	38	ICE	8,988,535 GBP	06/18/24	445
ICE 3 Month Sonia	256	ICE	60,524,569 GBP	09/17/24	133,029
ICE 3 Month Sonia	65	ICE	15,438,836 GBP	03/18/25	24,145
ICE 3 Month Sonia	351	ICE	83,914,700 GBP	12/16/25	(74,182)
Japanese 10 Year Bond	27	OSE	3,944,970,000 JPY	12/20/23	(207,776)
Lean Hogs	553	CME	16,525,765 USD	12/18/23	(476,875)
Live Cattle	20	CME	1,484,200 USD	12/29/23	19,200
Live Cattle	1,170	CME	91,683,836 USD	02/29/24	(1,593,836)
Long Gilt	2	LIFFE	189,885 GBP	12/27/23	(1,909)
Mexican Peso Currency	23	CME	652,745 USD	12/18/23	(465)
Michon Basis	30	ICE	29,250 USD	11/02/23	3,375
Michon Basis	31	ICE	27,203 USD	01/03/24	(1,085)
Michon Basis	30	ICE	21,750 USD	03/31/25	8,625
Michon Basis	31	ICE	22,475 USD	04/30/25	4,844
Michon Basis	30	ICE	21,750 USD	05/30/25	1,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Michon Basis	31	ICE	22,475 USD	06/30/25	$5,425
Michon Basis	31	ICE	22,475 USD	07/31/25	4,456
Michon Basis	30	ICE	21,750 USD	08/29/25	(6,375)
Michon Basis	31	ICE	22,475 USD	09/30/25	(6,588)
MSCI Emerging Market Index	42	NYMEX	2,067,435 USD	12/15/23	(60,885)
NASDAQ 100 E-Mini	96	CME	32,143,789 USD	12/15/23	(329,479)
Natural Gas	10	NYMEX	322,300 USD	10/26/23	(29,400)
Natural Gas	347	NYMEX	10,181,085 USD	10/27/23	(17,455)
Natural Gas	104	NYMEX	3,318,325 USD	11/01/23	(272,165)
Natural Gas	588	NYMEX	25,217,579 USD	01/01/24	(4,255,379)
Natural Gas	31	NYMEX	1,101,010 USD	01/29/24	(16,940)
Natural Gas	217	NYMEX	10,283,803 USD	02/01/24	(2,695,313)
Natural Gas	65	NYMEX	2,184,672 USD	02/27/24	(91,672)
Natural Gas	368	NYMEX	18,600,455 USD	03/01/24	(6,750,855)
Natural Gas	103	NYMEX	3,226,727 USD	03/26/24	(141,877)
Natural Gas	186	NYMEX	8,864,796 USD	04/01/24	(3,294,096)
Natural Gas	19	NYMEX	1,352,966 USD	04/26/24	(25,927)
Natural Gas	201	NYMEX	9,275,074 USD	05/01/24	(3,212,914)
Natural Gas	273	NYMEX	11,620,027 USD	06/01/24	(3,017,797)
Natural Gas	249	NYMEX	10,938,384 USD	07/01/24	(2,748,774)
Natural Gas	9	NYMEX	323,614 USD	07/29/24	(24,904)
Natural Gas	221	NYMEX	10,021,274 USD	08/01/24	(2,686,284)
Natural Gas	7	NYMEX	396,834 USD	08/28/24	(1,314)
Natural Gas	221	NYMEX	10,006,274 USD	09/01/24	(2,722,114)
Natural Gas	105	NYMEX	4,621,350 USD	09/26/24	(59,700)
Natural Gas	298	NYMEX	13,177,556 USD	10/01/24	(3,108,136)
Natural Gas	67	NYMEX	3,418,990 USD	10/29/24	(166,060)
Natural Gas	196	NYMEX	9,512,937 USD	11/01/24	(2,184,497)
Natural Gas	123	NYMEX	5,795,725 USD	11/26/24	(683,845)
Natural Gas	196	NYMEX	9,512,937 USD	12/01/24	(1,367,177)
Natural Gas	45	NYMEX	2,044,676 USD	01/29/25	(104,276)
Natural Gas	32	NYMEX	971,555 USD	02/01/25	408,285
Natural Gas	45	NYMEX	2,034,740 USD	02/26/25	(268,040)
Natural Gas	32	NYMEX	971,555 USD	03/01/25	284,765
Natural Gas	37	NYMEX	1,680,524 USD	03/27/25	(384,784)
Natural Gas	28	NYMEX	919,648 USD	04/01/25	60,912
Natural Gas	37	NYMEX	1,520,830 USD	04/28/25	(230,270)
Natural Gas	28	NYMEX	919,648 USD	05/01/25	56,992
Natural Gas	38	NYMEX	1,735,267 USD	05/28/25	(357,767)
Natural Gas	28	NYMEX	919,648 USD	06/01/25	95,352
Natural Gas	38	NYMEX	1,735,267 USD	06/26/25	(304,567)
Natural Gas	28	NYMEX	919,648 USD	07/01/25	134,552
Natural Gas	39	NYMEX	1,780,469 USD	07/29/25	(294,959)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	28	NYMEX	919,648 USD	08/01/25	$146,872
Natural Gas	39	NYMEX	1,780,469 USD	08/27/25	(306,269)
Natural Gas	28	NYMEX	919,648 USD	09/01/25	138,752
Natural Gas	39	NYMEX	1,780,469 USD	09/26/25	(273,899)
Natural Gas	28	NYMEX	919,648 USD	10/01/25	161,992
Natural Gas	44	NYMEX	1,994,778 USD	10/29/25	(131,818)
Natural Gas	32	NYMEX	971,555 USD	11/01/25	383,325
Natural Gas	45	NYMEX	2,034,740 USD	11/25/25	49,210
Natural Gas	32	NYMEX	971,555 USD	12/01/25	510,365
Natural Gas	54	NYMEX	2,034,693 USD	01/01/27	608,067
Natural Gas	54	NYMEX	2,034,693 USD	02/01/27	501,687
Natural Gas	54	NYMEX	2,034,693 USD	03/01/27	158,787
Natural Gas	54	NYMEX	2,034,693 USD	04/01/27	(185,733)
Natural Gas	54	NYMEX	2,034,693 USD	05/01/27	(205,173)
Natural Gas	54	NYMEX	2,034,693 USD	06/01/27	(142,533)
Natural Gas	54	NYMEX	2,034,693 USD	07/01/27	(77,733)
Natural Gas	54	NYMEX	2,034,693 USD	08/01/27	(58,293)
Natural Gas	54	NYMEX	2,034,693 USD	09/01/27	(57,753)
Natural Gas	54	NYMEX	2,034,693 USD	10/01/27	(12,933)
Natural Gas	54	NYMEX	2,034,693 USD	11/01/27	192,807
Natural Gas	54	NYMEX	2,034,693 USD	12/01/27	409,887
New Zealand Dollar	54	ICE	3,191,460 USD	12/18/23	49,350
Nikkei Index	17	OSE	553,236,000 JPY	12/08/23	(77,730)
NNG Ventura Basis	30	ICE	3,750 USD	11/02/23	(938)
NY Harbor ULSD	40	NYMEX	8,658,316 USD	10/31/23	75,071
NY Harbor ULSD	80	NYMEX	47,438,188 USD	11/30/23	(90,134)
OMXS30 Index	13	NASDAQ OMX	17,962,875 SEK	10/20/23	(22,962)
Rockies Basis	62	ICE	108,888 USD	03/04/24	22,475
S&P ASX Share Price Index 200	42	SFE	7,620,900 AUD	12/21/23	(116,117)
S&P TSX 60 Index	16	CDE	10,878,340 CAD	12/15/23	(214,717)
Soybean	7	CBOT	470,100 USD	11/14/23	(23,850)
Soybean	47	CBOT	3,245,636 USD	01/12/24	(203,561)
Soybean	161	CBOT	6,551,057 USD	01/12/24	(442,717)
Soybean Oil	94	CBOT	3,582,114 USD	12/14/23	(131,820)
Sugar	21	ICE	634,334 USD	02/29/24	(11,525)
Sugar	1,406	ICE	40,073,386 USD	04/30/24	(295,959)
TETCO M3 Basis	30	ICE	126,000 USD	11/02/23	(184,500)
TOPIX	4	OSE	94,985,000 JPY	12/08/23	(13,684)
U.S. Treasury 10-Year Note	70	CBOT	10,129,625 USD	12/19/23	(187,875)
U.S. Treasury 2-Year Note	170	CBOT	40,431,891 USD	12/29/23	(92,414)
U.S. Treasury 5-Year Note	29	CBOT	3,084,063 USD	12/29/23	(28,641)
U.S. Treasury Long Bond	5	CBOT	2,151,133 USD	12/19/23	(103,070)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Western Hub Real-Time Peak Daily Mini	50	ICE	831,760 USD	01/03/24	$17,040
Western Hub Real-Time Peak Daily Mini	25	ICE	377,790 USD	02/02/24	262,640
Western Hub Real-Time Peak Daily Mini	25	ICE	346,950 USD	03/04/24	157,500
Western Hub Real-Time Peak Daily Mini	74	ICE	1,155,638 USD	03/28/24	40,320
Western Hub Real-Time Peak Daily Mini	25	ICE	392,246 USD	04/02/24	23,911
Western Hub Real-Time Peak Daily Mini	25	ICE	354,660 USD	05/02/24	(47,840)
Western Hub Real-Time Peak Daily Mini	25	ICE	377,790 USD	06/04/24	(69,580)
Western Hub Real-Time Peak Daily Mini	25	ICE	353,600 USD	06/28/24	18,800
Western Hub Real-Time Peak Daily Mini	125	ICE	1,699,100 USD	07/02/24	(186,600)
Western Hub Real-Time Peak Daily Mini	75	ICE	1,521,344 USD	07/31/24	190,696
Western Hub Real-Time Peak Daily Mini	125	ICE	1,665,118 USD	08/02/24	194,432
Western Hub Real-Time Peak Daily Mini	75	ICE	1,521,344 USD	08/30/24	(12,584)
Western Hub Real-Time Peak Daily Mini	125	ICE	1,665,118 USD	09/04/24	(70,168)
Western Hub Real-Time Peak Daily Mini	125	ICE	1,699,100 USD	10/02/24	(141,600)
Western Hub Real-Time Peak Daily Mini	60	ICE	849,760 USD	10/02/24	63,200
Western Hub Real-Time Peak Daily Mini	61	ICE	1,032,332 USD	10/31/24	(32,274)
Western Hub Real-Time Peak Daily Mini	25	ICE	362,370 USD	11/04/24	(56,400)
Western Hub Real-Time Peak Daily Mini	61	ICE	897,680 USD	11/27/24	10,976
Western Hub Real-Time Peak Daily Mini	25	ICE	386,464 USD	12/03/24	(22,556)
Western Hub Real-Time Peak Daily Mini	70	ICE	1,107,792 USD	12/31/24	188,160
Western Hub Real-Time Peak Daily Mini	25	ICE	393,210 USD	01/03/25	104,040
Western Hub Real-Time Peak Daily Mini	75	ICE	1,885,435 USD	02/04/25	86,645

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Western Hub Real-Time Peak Daily Mini	66	ICE	1,051,364 USD	02/04/25	$604,444
Western Hub Real-Time Peak Daily Mini	75	ICE	1,714,032 USD	03/04/25	(95,232)
Western Hub Real-Time Peak Daily Mini	66	ICE	944,082 USD	03/05/25	445,192
Western Hub Real-Time Peak Daily Mini	66	ICE	1,091,594 USD	04/02/25	48,698
Western Hub Real-Time Peak Daily Mini	66	ICE	986,994 USD	05/02/25	(164,846)
Western Hub Real-Time Peak Daily Mini	66	ICE	1,094,276 USD	06/03/25	(231,234)
Western Hub Real-Time Peak Daily Mini	66	ICE	1,029,907 USD	07/02/25	(240,442)
Western Hub Real-Time Peak Daily Mini	66	ICE	1,051,364 USD	08/04/25	(43,649)
Western Hub Real-Time Peak Daily Mini	66	ICE	1,094,276 USD	09/03/25	(134,293)
Western Hub Real-Time Peak Daily Mini	66	ICE	1,029,907 USD	10/02/25	(211,296)
Western Hub Real-Time Peak Daily Mini	66	ICE	1,008,451 USD	11/04/25	(196,968)
Western Hub Real-Time Peak Daily Mini	66	ICE	1,118,415 USD	11/26/25	(49,185)
Western Hub Real-Time Peak Daily Mini	66	ICE	1,051,364 USD	01/05/26	277,164
Wheat	1,265	CBOT	38,889,250 USD	12/14/23	(4,639,375)
WTI Crude	26	NYMEX	14,577,080 USD	10/20/23	403,270
WTI Crude	145	NYMEX	63,698,801 USD	11/20/23	(206,801)
WTI Crude	49	NYMEX	4,328,890 USD	12/19/23	(66,870)
WTI Crude	97	NYMEX	8,311,418 USD	01/22/24	(40,228)
WTI Crude	10	NYMEX	9,908,790 USD	02/20/24	(10,950)
WTI Crude	84	NYMEX	7,137,165 USD	03/20/24	(183,645)
WTI Crude	133	NYMEX	10,864,290 USD	05/21/24	5,790
WTI Crude	1	NYMEX	66,980 USD	11/20/24	10,880

					$(47,352,487)

Short Futures
1 Year Mid-Curve 3 Month Eurodollar Option	105	EUREX	12,241,550 EUR	12/07/23	92,827
3 Month Eurodollar	106	LIFFE	25,471,537 EUR	03/18/24	19,334
3 Month Eurodollar	168	LIFFE	40,557,250 EUR	09/16/24	75,435
3 Month Eurodollar	1,159	LIFFE	280,201,255 EUR	12/16/24	274,137
3 Month Eurodollar	260	LIFFE	62,912,398 EUR	03/17/25	5,707

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
3 Month Eurodollar	133	LIFFE	32,216,225 EUR	06/16/25	$2,075
3 Month SOFR	58	CME	59,580,325 USD	03/20/24	13,825
3 Month SOFR	45	CME	10,671,875 USD	06/19/24	26,562
3 Month SOFR	53	CME	12,663,513 USD	09/18/24	100,526
3 Month SOFR	27	CME	6,461,837 USD	12/18/24	43,262
3 Month SOFR	14	CME	61,726,596 USD	03/19/25	187,146
3 Month SOFR	6	CME	119,906,687 USD	06/17/25	287,937
3 Month SOFR	3	CME	93,575,529 USD	09/17/25	87,654
3 Month SOFR	2	CME	480,425 USD	12/17/25	450
3 Month SOFR	8	CME	1,928,837 USD	06/17/26	7,637
3 Month SOFR	9	CME	2,171,162 USD	09/16/26	9,700
3 Month SOFR	10	CME	2,414,337 USD	12/16/26	12,712
3 Month SOFR	8	CME	1,924,062 USD	03/17/27	2,962
3 Month SOFR	4	CME	962,600 USD	06/16/27	2,250
3 Month SOFR	4	CME	963,600 USD	09/15/27	3,550
3 Month SOFR	6	CME	1,445,400 USD	12/15/27	5,850
3 Month SOFR	3	CME	720,362 USD	03/14/28	887
3 Month SOFR	6	CME	1,445,012 USD	09/19/28	7,637
3 Month SOFR	2	CME	480,400 USD	12/20/28	1,525
Aluminium	15	LME	808,969 USD	10/18/23	(68,156)
Australian 10-Year Bond	94	SFE	10,793,648 AUD	12/15/23	172,443
Australian Dollar Currency	34	CME	8,438,829 USD	12/18/23	(17,221)
Brent Crude	258	ICE	825,600 USD	10/26/23	(1,212,600)
Brent Crude	85	ICE	81,600 USD	10/26/23	21,250
Brent Crude	662	ICE	61,165,262 USD	10/31/23	128,862
Brent Crude	17	NYMEX	1,570,450 USD	10/31/23	3,050
Brent Crude	261	ICE	1,560,780 USD	01/26/24	(297,540)
Brent Crude	261	ICE	1,550,340 USD	01/26/24	300,150
Brent Crude	28	NYMEX	2,498,730 USD	01/31/24	43,970
Brent Crude	50	NYMEX	4,336,250 USD	04/30/24	69,750
Brent Crude	5	NYMEX	390,400 USD	10/31/25	(1,000)
British Pound Currency	31	ICE	8,603,464 USD	12/18/23	132,776
California Carbon Allowance Vintage Specific 2023	3,059	ICE	91,525,940 USD	12/22/23	(20,769,950)
Canadian Dollar Currency	36	CME	12,557,446 USD	12/19/23	5,496
CBOE Volatility Index	197	CBOE	3,742,431 USD	01/17/24	(20,210)
CBOE Volatility Index	43	CBOE	778,210 USD	02/14/24	(51,750)
CBOE Volatility Index	118	CBOE	2,220,546 USD	03/20/24	(92,029)
Chicago CG Basis	62	ICE	62,194 USD	10/03/23	581
Chicago CG Basis	90	ICE	16,500 USD	03/28/24	10,500
Cocoa	53	ICE	1,922,663 USD	12/13/23	111,123
Coffee ‘C’	10	ICE	587,756 USD	12/18/23	39,694
Coffee ‘C’	266	ICE	15,122,894 USD	03/18/24	439,694

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Copper	4	LME	832,100 USD	10/18/23	$8,200
Copper	446	COMEX	42,025,341 USD	03/26/24	45,591
Corn	21	CBOT	509,500 USD	12/14/23	8,912
Corn	1,202	CBOT	30,623,930 USD	03/14/24	1,069,755
Cotton No.2	284	ICE	12,481,757 USD	12/06/23	106,457
DAX Index	9	EUREX	3,466,058 EUR	12/15/23	(28,854)
Dominion Sp	155	ICE	353,904 USD	12/04/23	(34,216)
Dominion Sp	62	ICE	126,131 USD	01/03/24	(16,081)
Dominion Sp	248	ICE	400,016 USD	03/01/24	(41,966)
E-Mini S&P 500 Index	30	CME	6,556,500 USD	12/15/23	68,250
E-Mini S&P Mid Cap 400 Index	5	CME	1,256,530 USD	12/15/23	(3,670)
Euro Buxl	12	EUREX	1,486,100 EUR	12/07/23	18,798
Euro FX	87	CME	24,846,438 USD	12/18/23	172,375
Euro OAT	29	EUREX	3,629,780 EUR	12/07/23	60,242
Euro Stoxx 50	896	EUREX	37,816,835 EUR	12/15/23	157,525
Euro-BTP	29	EUREX	3,255,295 EUR	12/07/23	77,311
Euro-Bund	10	EUREX	6,552,905 EUR	12/07/23	127,827
Euro-Schatz	339	EUREX	35,614,610 EUR	12/07/23	24,317
FTSE 100 Index	358	LIFFE	27,743,306 GBP	12/15/23	343,002
FTSE Taiwan Index	27	SGX	1,526,520 USD	10/30/23	(12,480)
Gas Oil	458	ICE	44,373,593 USD	11/10/23	119,343
Gasoline RBOB	76	NYMEX	8,343,223 USD	10/31/23	684,019
Gasoline RBOB	9	NYMEX	949,889 USD	11/30/23	61,740
Globex Natural Gas	85	NYMEX	3,343,800 USD	01/01/24	313,550
Globex Natural Gas	37	NYMEX	1,282,790 USD	02/01/24	(11,100)
Globex Natural Gas	42	NYMEX	1,322,200 USD	04/01/24	64,300
Globex Natural Gas	27	NYMEX	867,700 USD	05/01/24	53,380
Globex Natural Gas	27	NYMEX	867,700 USD	06/01/24	16,930
Globex Natural Gas	27	NYMEX	866,800 USD	07/01/24	(21,230)
Globex Natural Gas	27	NYMEX	866,800 USD	08/01/24	(29,330)
Globex Natural Gas	27	NYMEX	866,800 USD	09/01/24	(23,120)
Globex Natural Gas	27	NYMEX	866,800 USD	10/01/24	(45,530)
Globex Natural Gas	11	NYMEX	384,981 USD	11/24/24	(26,309)
Globex Natural Gas	11	NYMEX	453,900 USD	01/01/25	(32,740)
Globex Natural Gas	11	NYMEX	453,900 USD	02/01/25	(20,420)
Globex Natural Gas	11	NYMEX	453,900 USD	03/01/25	22,040
Globex Natural Gas	11	NYMEX	453,900 USD	04/01/25	68,680
Globex Natural Gas	11	NYMEX	453,900 USD	05/01/25	70,220
Globex Natural Gas	11	NYMEX	453,900 USD	06/01/25	55,150
Globex Natural Gas	11	NYMEX	453,900 USD	07/01/25	39,750
Globex Natural Gas	11	NYMEX	453,900 USD	08/01/25	34,910
Globex Natural Gas	11	NYMEX	453,900 USD	09/25/25	38,100
Globex Natural Gas	11	NYMEX	453,900 USD	10/01/25	28,970

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Globex Natural Gas	11	NYMEX	453,900 USD	11/01/25	$(11,840)
Gold 100 OZ	7	COMEX	2,885,800 USD	12/27/23	86,650
Henry Hub	104	NYMEX	697,069 USD	10/26/23	(64,471)
Henry Hub	240	ICE	1,817,325 USD	10/27/23	59,925
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(174,311)
Henry Hub	43	NYMEX	403,125 USD	12/26/23	19,887
Henry Hub	774	ICE	9,261,184 USD	02/01/24	2,494,489
Henry Hub	53	NYMEX	477,000 USD	02/26/24	50,350
Henry Hub	662	ICE	8,901,275 USD	03/01/24	2,823,525
Henry Hub	177	NYMEX	1,198,092 USD	03/28/24	(127,196)
Henry Hub	356	ICE	7,248,815 USD	04/01/24	1,887,765
Henry Hub	158	NYMEX	1,052,742 USD	04/28/24	(138,578)
Henry Hub	619	ICE	10,794,521 USD	05/01/24	3,322,381
Henry Hub	158	NYMEX	1,052,742 USD	05/28/24	(191,903)
Henry Hub	596	ICE	10,447,103 USD	06/01/24	2,916,213
Henry Hub	158	NYMEX	1,052,742 USD	06/28/24	(246,413)
Henry Hub	619	ICE	9,814,378 USD	07/01/24	2,685,471
Henry Hub	619	ICE	10,552,876 USD	08/01/24	2,587,276
Henry Hub	158	NYMEX	1,052,742 USD	08/01/24	(258,263)
Henry Hub	596	ICE	7,787,528 USD	09/01/24	2,629,288
Henry Hub	158	NYMEX	1,052,742 USD	09/01/24	(249,178)
Henry Hub	805	ICE	9,805,467 USD	10/01/24	2,219,612
Henry Hub	158	NYMEX	1,052,742 USD	10/01/24	(281,963)
Henry Hub	1,140	ICE	13,764,008 USD	11/01/24	1,705,733
Henry Hub	1,158	ICE	12,811,236 USD	12/01/24	457,526
Henry Hub	68	NYMEX	685,095 USD	12/25/24	(66,985)
Henry Hub	68	NYMEX	685,095 USD	01/28/25	(47,945)
Henry Hub	140	ICE	1,546,832 USD	02/01/25	37,632
Henry Hub	68	NYMEX	685,095 USD	02/28/25	17,675
Henry Hub	155	ICE	1,712,564 USD	03/01/25	191,239
Henry Hub	68	NYMEX	685,095 USD	03/28/25	89,755
Henry Hub	120	ICE	1,352,846 USD	04/01/25	302,246
Henry Hub	68	NYMEX	685,095 USD	04/28/25	92,135
Henry Hub	124	ICE	1,397,941 USD	05/01/25	316,661
Henry Hub	68	NYMEX	685,095 USD	05/28/25	68,845
Henry Hub	120	ICE	1,352,846 USD	06/01/25	265,346
Henry Hub	124	ICE	1,397,941 USD	07/01/25	230,791
Henry Hub	68	NYMEX	685,095 USD	07/01/25	45,045
Henry Hub	124	ICE	1,397,941 USD	08/01/25	217,151
Henry Hub	68	NYMEX	685,095 USD	08/01/25	37,565
Henry Hub	120	ICE	1,352,846 USD	09/01/25	218,846
Henry Hub	68	NYMEX	685,095 USD	09/01/25	42,495
Henry Hub	124	ICE	1,397,941 USD	10/01/25	200,411
Henry Hub	68	NYMEX	685,095 USD	10/01/25	28,385

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	150	ICE	1,657,320 USD	11/01/25	$69,570
Henry Hub	68	NYMEX	685,095 USD	11/01/25	(34,685)
Henry Hub	155	ICE	1,712,564 USD	12/01/25	(81,949)
Henry Hub	68	NYMEX	685,095 USD	12/01/25	(102,175)
Henry Hub	1	ICE	9,897 USD	01/01/27	(2,338)
Henry Hub	4	ICE	39,590 USD	02/01/27	(7,380)
Henry Hub	1	ICE	9,897 USD	03/01/27	(258)
Henry Hub	2	ICE	19,795 USD	04/01/27	2,675
Henry Hub	1	ICE	9,897 USD	05/01/27	1,427
Henry Hub	2	ICE	19,795 USD	06/01/27	2,275
Henry Hub	1	ICE	9,897 USD	07/01/27	837
Henry Hub	1	ICE	9,897 USD	08/01/27	747
Henry Hub	2	ICE	19,795 USD	09/01/27	1,490
Henry Hub	1	ICE	9,897 USD	10/01/27	538
Henry Hub	2	ICE	19,795 USD	11/01/27	(830)
Henry Hub	1	ICE	9,897 USD	12/01/27	(1,420)
Henry Physical Basis	62	ICE	21,506 USD	12/04/23	(1,744)
HSC Basis	31	ICE	18,212 USD	03/04/24	5,425
HSC Basis	30	ICE	17,250 USD	04/02/24	11,250
HSC Basis	31	ICE	17,825 USD	05/02/24	8,525
HSC Basis	30	ICE	17,250 USD	06/04/24	3,187
HSC Basis	31	ICE	17,825 USD	07/02/24	3,294
HSC Basis	31	ICE	17,825 USD	08/02/24	3,100
HSC Basis	30	ICE	17,250 USD	09/04/24	9,375
HSC Basis	31	ICE	17,825 USD	10/02/24	14,725
ICE 3 Month Sonia	342	ICE	81,130,645 GBP	12/17/24	(36,883)
ICE 3 Month Sonia	233	ICE	55,461,388 GBP	06/17/25	(72,718)
ICE 3 Month Sonia	254	ICE	60,574,784 GBP	09/16/25	(47,756)
Japan Yen Currency	57	CME	15,262,815 USD	12/18/23	267,596
Japanese 10 Year Bond	11	OSE	1,604,192,855 JPY	12/20/23	64,460
Lean Hogs	702	CME	21,702,591 USD	02/16/24	516,231
Live Cattle	1,064	CME	81,334,363 USD	12/29/23	1,353,483
Long Gilt	39	LIFFE	3,704,960 GBP	12/27/23	39,922
Michon Basis	124	ICE	136,245 USD	10/03/23	26,505
Michon Basis	90	ICE	825 USD	10/03/23	(12,405)
Michon Basis	93	ICE	1,356 USD	11/02/23	4,851
Michon Basis	186	ICE	59,869 USD	03/04/24	(9,881)
Michon Basis	30	ICE	20,625 USD	03/28/24	(11,250)
Michon Basis	31	ICE	21,312 USD	04/30/24	(6,200)
Michon Basis	30	ICE	20,625 USD	05/31/24	(2,438)
Michon Basis	31	ICE	21,312 USD	06/28/24	(581)
Michon Basis	31	ICE	21,312 USD	07/31/24	(969)
Michon Basis	30	ICE	20,625 USD	08/30/24	6,187
Michon Basis	31	ICE	21,312 USD	09/30/24	12,206

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	21	CME	6,500,860 USD	12/15/23	$256,930
Natural Gas	128	NYMEX	3,704,240 USD	10/27/23	(44,880)
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(1,090)
Natural Gas	51	NYMEX	1,770,010 USD	11/27/23	80,890
Natural Gas	58	NYMEX	15,322,784 USD	11/28/23	253,184
Natural Gas	18	NYMEX	540,569 USD	11/28/23	(55,591)
Natural Gas	1	NYMEX	6,777 USD	11/28/23	(1,503)
Natural Gas	303	NYMEX	13,295,220 USD	12/27/23	853,370
Natural Gas	11	NYMEX	385,425 USD	01/29/24	755
Natural Gas	313	NYMEX	10,397,560 USD	02/27/24	318,960
Natural Gas	136	NYMEX	4,122,740 USD	03/26/24	49,540
Natural Gas	56	NYMEX	2,769,690 USD	05/29/24	28,320
Natural Gas	20	NYMEX	3,892,390 USD	06/26/24	11,370
Natural Gas	63	NYMEX	2,094,137 USD	07/29/24	3,167
Natural Gas	11	NYMEX	384,981 USD	12/01/24	(72,179)
Natural Gas	45	NYMEX	3,563,700 USD	12/27/24	245,700
Natural Gas	40	NYMEX	389,660 USD	12/27/24	(52,740)
Natural Gas	11	NYMEX	453,900 USD	01/01/25	(55,510)
Natural Gas	88	NYMEX	3,968,800 USD	01/01/25	75,680
Natural Gas	40	NYMEX	389,660 USD	01/29/25	(41,540)
Natural Gas	40	NYMEX	389,660 USD	02/26/25	(2,940)
Natural Gas	40	NYMEX	389,660 USD	03/27/25	39,460
Natural Gas	40	NYMEX	389,660 USD	04/28/25	40,860
Natural Gas	40	NYMEX	389,660 USD	05/28/25	27,160
Natural Gas	40	NYMEX	389,660 USD	06/26/25	13,160
Natural Gas	40	NYMEX	389,660 USD	07/29/25	8,760
Natural Gas	40	NYMEX	389,660 USD	08/27/25	11,660
Natural Gas	40	NYMEX	389,660 USD	09/26/25	3,360
Natural Gas	40	NYMEX	389,660 USD	10/29/25	(33,740)
Natural Gas	40	NYMEX	389,660 USD	11/25/25	(73,440)
Natural Gas	3	NYMEX	121,200 USD	12/26/25	(25,500)
Natural Gas	36	NYMEX	1,614,842 USD	12/29/25	(145,558)
Natural Gas	138	NYMEX	5,035,763 USD	01/01/26	(1,712,437)
Natural Gas	3	NYMEX	121,200 USD	01/27/26	(19,650)
Natural Gas	33	NYMEX	1,472,542 USD	01/28/26	(76,808)
Natural Gas	138	NYMEX	5,035,763 USD	02/01/26	(1,443,337)
Natural Gas	3	NYMEX	121,200 USD	02/24/26	(2,820)
Natural Gas	33	NYMEX	1,472,542 USD	02/25/26	108,322
Natural Gas	138	NYMEX	5,035,763 USD	03/01/26	(669,157)
Natural Gas	3	NYMEX	121,200 USD	03/26/26	15,480
Natural Gas	33	NYMEX	1,472,942 USD	03/27/26	310,022
Natural Gas	138	NYMEX	5,035,763 USD	04/01/26	172,643
Natural Gas	3	NYMEX	121,200 USD	04/27/26	16,200
Natural Gas	33	NYMEX	1,472,542 USD	04/28/26	317,542

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	138	NYMEX	5,035,763 USD	05/01/26	$205,763
Natural Gas	3	NYMEX	121,200 USD	05/26/26	12,510
Natural Gas	33	NYMEX	1,472,942 USD	05/27/26	277,352
Natural Gas	138	NYMEX	5,035,763 USD	06/01/26	36,023
Natural Gas	3	NYMEX	121,200 USD	06/25/26	8,520
Natural Gas	33	NYMEX	1,472,542 USD	06/26/26	233,062
Natural Gas	138	NYMEX	5,035,763 USD	07/01/26	(147,517)
Natural Gas	3	NYMEX	121,200 USD	07/28/26	7,980
Natural Gas	33	NYMEX	1,472,542 USD	07/29/26	227,122
Natural Gas	138	NYMEX	5,035,763 USD	08/01/26	(172,357)
Natural Gas	3	NYMEX	121,200 USD	08/26/26	8,940
Natural Gas	33	NYMEX	1,472,942 USD	08/27/26	238,082
Natural Gas	138	NYMEX	5,035,763 USD	09/01/26	(128,197)
Natural Gas	3	NYMEX	121,200 USD	09/25/26	6,030
Natural Gas	33	NYMEX	1,472,542 USD	09/28/26	205,672
Natural Gas	138	NYMEX	5,035,763 USD	10/01/26	(262,057)
Natural Gas	3	NYMEX	121,200 USD	10/27/26	(5,220)
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	81,922
Natural Gas	138	NYMEX	5,035,763 USD	11/01/26	(779,557)
Natural Gas	3	NYMEX	121,200 USD	11/24/26	(17,340)
Natural Gas	33	NYMEX	1,472,542 USD	11/25/26	(51,398)
Natural Gas	138	NYMEX	5,035,763 USD	12/01/26	(1,337,077)
Natural Gas	53	NYMEX	2,370,900 USD	12/29/26	(222,920)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	(118,510)
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	218,040
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	556,180
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	575,260
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	513,780
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	450,180
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	431,100
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	430,570
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	386,580
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	184,650
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	(28,410)
New Zealand Dollar	97	ICE	5,716,443 USD	12/18/23	(105,012)
NY Harbor ULSD	231	NYMEX	32,021,475 USD	10/31/23	(946)
NY Harbor ULSD	40	NYMEX	5,174,003 USD	12/29/23	23,795
Palladium	6	NYMEX	745,203 USD	12/27/23	(8,397)
Panhandle Basis	1	ICE	5,363 USD	10/02/23	288
Panhandle Basis	1	ICE	5,363 USD	10/02/23	288
Panhandle Basis	30	ICE	17,250 USD	11/02/23	52,125
Panhandle Basis	62	ICE	31,775 USD	12/04/23	28,675
Panhandle Basis	62	ICE	31,775 USD	01/03/24	(85,250)
Panhandle Basis	87	ICE	89,900 USD	01/31/24	(76,488)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Panhandle Basis	93	ICE	53,087 USD	03/04/24	$86,606
Platinum	31	NYMEX	1,452,065 USD	01/29/24	32,420
Rockies Basis	60	ICE	63,525 USD	04/02/24	16,275
Silver	4	COMEX	461,050 USD	12/27/23	12,050
Soybean	45	CBOT	3,076,875 USD	11/14/23	208,125
Soybean	156	CBOT	6,602,560 USD	12/14/23	465,240
Soybean Oil	98	CBOT	3,354,955 USD	01/12/24	108,019
Sugar	1,263	ICE	37,967,227 USD	02/29/24	509,678
Swiss Franc Currency	28	CME	5,754,650 USD	12/18/23	108,950
U.S. Treasury 10-Year Note	6,671	CBOT	767,349,664 USD	12/19/23	10,912,164
U.S. Treasury 2-Year Note	390	CBOT	233,471,705 USD	12/29/23	556,837
U.S. Treasury 5-Year Note	190	CBOT	81,594,484 USD	12/29/23	573,124
U.S. Treasury Long Bond	68	CBOT	16,715,926 USD	12/19/23	672,769
U.S. Treasury Ultra 10-Year Note	53	CBOT	6,085,094 USD	12/19/23	172,281
U.S. Treasury Ultra Long Bond	20	CBOT	20,934,574 USD	12/19/23	995,074
U.S. Treasury Ultra Long Bond	18	CBOT	2,293,531 USD	12/19/23	157,156
VSTOXX	523	EUREX	884,497 EUR	10/18/23	(43,573)
VSTOXX	645	EUREX	1,089,526 EUR	12/20/23	(68,747)
Waha Gas Basis	62	ICE	137,175 USD	02/29/24	21,700
Western Hub Real-Time Peak Daily Mini	50	ICE	732,000 USD	10/03/23	47,040
Western Hub Real-Time Peak Daily Mini	160	ICE	2,275,451 USD	11/02/23	(174,469)
Western Hub Real-Time Peak Daily Mini	33	ICE	475,910 USD	12/04/23	(874)
Western Hub Real-Time Peak Daily Mini	100	ICE	2,410,725 USD	01/31/24	(190,555)
Western Hub Real-Time Peak Daily Mini	100	ICE	2,301,146 USD	02/29/24	86,906
Western Hub Real-Time Peak Daily Mini	69	ICE	1,044,349 USD	04/30/24	(32,824)
Wheat	1,352	CBOT	43,252,162 USD	03/14/24	4,483,562
WTI Crude	544	NYMEX	48,898,255 USD	10/20/23	(491,505)
WTI Crude	72	NYMEX	5,663,150 USD	11/20/24	57,230
WTI Crude	60	NYMEX	4,356,250 USD	11/20/25	(44,750)

					$32,140,177

Total Futures Contracts Outstanding					$(15,212,310)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2023

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,875,000	ZAR	208,076,812	Goldman Sachs International	10/02/23	$(114,731)
XAU	1,740	USD	3,236,694	JPMorgan Chase Bank, N.A.	10/02/23	(20,078)
BRL	7,500,000	USD	1,530,175	State Street Bank and Trust Company	10/03/23	(38,098)
BRL	47,244,060	EUR	9,068,010	JPMorgan Chase Bank, N.A.	10/03/23	(188,250)
EUR	8,848,770	BRL	47,231,195	JPMorgan Chase Bank, N.A.	10/03/23	(40,982)
USD	1,488,095	BRL	7,500,000	State Street Bank and Trust Company	10/03/23	(3,982)
BRL	65,243,781	USD	13,432,800	JPMorgan Chase Bank, N.A.	10/04/23	(455,106)
ZAR	251,328,061	USD	13,309,260	JPMorgan Chase Bank, N.A.	10/04/23	(36,279)
GBP	39,585,000	USD	48,467,518	JPMorgan Chase Bank, N.A.	10/04/23	(169,583)
USD	2,176,740	ZAR	41,761,120	JPMorgan Chase Bank, N.A.	10/04/23	(28,722)
USD	49,677,016	GBP	40,890,000	JPMorgan Chase Bank, N.A.	10/04/23	(213,157)
JPY	1,725,720,913	EUR	10,962,000	JPMorgan Chase Bank, N.A.	10/06/23	(37,548)
CHN	67,127,711	USD	9,181,980	JPMorgan Chase Bank, N.A.	10/10/23	17,125
EUR	4,350,000	JPY	681,847,623	JPMorgan Chase Bank, N.A.	10/10/23	32,568
USD	1,006,103	EUR	957,000	JPMorgan Chase Bank, N.A.	10/10/23	(5,971)
BRL	47,321,098	EUR	8,848,770	JPMorgan Chase Bank, N.A.	10/13/23	40,445
USD	1,209,752	EUR	1,072,000	Citibank N.A.	10/17/23	75,732
USD	3,814,970	EUR	3,566,892	JPMorgan Chase Bank, N.A.	10/18/23	41,560
EUR	174,000	USD	184,720	Barclays Bank PLC	10/18/23	(645)
BRL	21,663,000	USD	4,350,000	Citibank N.A.	10/24/23	(53,295)
BRL	43,674,832	USD	8,700,000	JPMorgan Chase Bank, N.A.	10/24/23	(37,402)
USD	9,145,400	EUR	8,193,000	State Street Bank And Trust Company	10/25/23	475,534
JPY	4,152,301,200	EUR	26,970,000	Nomura International PLC	10/26/23	(653,127)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,457,160	ILS	5,385,000	State Street Bank and Trust Company	10/30/23	$43,613
MXN	4,400,000	USD	250,834	State Street Bank and Trust Company	10/30/23	493
HKD	5,131,000	USD	657,770	State Street Bank and Trust Company	10/31/23	(2,172)
USD	4,125,336	CHF	3,535,000	State Street Bank and Trust Company	10/31/23	251,947
USD	1,506,095	THB	51,400,000	State Street Bank and Trust Company	10/31/23	91,159
USD	13,503,831	CNH	95,518,000	State Street Bank And Trust Company	10/31/23	405,195
USD	2,291,444	AUD	3,367,419	State Street Bank and Trust Company	10/31/23	124,362
CZK	33,700,000	USD	1,543,957	State Street Bank And Trust Company	10/31/23	(85,043)
SGD	6,187,500	USD	4,680,338	State Street Bank And Trust Company	10/31/23	(148,450)
PHP	84,700,000	USD	1,552,419	State Street Bank and Trust Company	10/31/23	(55,507)
USD	1,624,272	PEN	6,030,000	State Street Bank And Trust Company	10/31/23	34,811
PLN	6,200,000	USD	1,511,000	State Street Bank And Trust Company	10/31/23	(92,913)
USD	1,121,563	CLP	957,200,000	State Street Bank And Trust Company	10/31/23	46,566
USD	1,238,483	HUF	435,500,000	State Street Bank and Trust Company	10/31/23	62,275
USD	1,609,497	TWD	50,100,000	State Street Bank And Trust Company	10/31/23	48,775
INR	900,400,000	USD	10,963,174	State Street Bank And Trust Company	10/31/23	(144,960)
USD	798,121	NOK	8,013,334	State Street Bank and Trust Company	10/31/23	48,397
USD	304,789	ZAR	5,400,000	State Street Bank And Trust Company	10/31/23	20,277
USD	395,902	COP	1,637,100,000	State Street Bank And Trust Company	10/31/23	(2,019)
IDR	23,768,300,000	USD	1,578,974	State Street Bank And Trust Company	10/31/23	(44,031)
USD	1,092,937	SEK	11,409,273	State Street Bank And Trust Company	10/31/23	47,488
NOK	14,600,000	USD	1,432,265	State Street Bank And Trust Company	10/31/23	(66,295)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,836,472	KRW	3,633,400,000	State Street Bank And Trust Company	10/31/23	$146,591
USD	80,645	PHP	4,400,000	State Street Bank and Trust Company	10/31/23	2,883
KRW	1,400,000,000	USD	1,090,080	State Street Bank And Trust Company	10/31/23	(53,632)
USD	5,220,858	SGD	7,000,000	State Street Bank And Trust Company	10/31/23	93,874
ZAR	31,100,000	USD	1,692,733	State Street Bank And Trust Company	10/31/23	(54,158)
SEK	7,600,000	USD	724,750	State Street Bank and Trust Company	10/31/23	(28,350)
COP	6,600,000,000	USD	1,605,320	State Street Bank And Trust Company	10/31/23	(1,093)
PEN	900,000	USD	248,825	State Street Bank and Trust Company	10/31/23	(11,592)
USD	3,374,590	INR	280,000,000	State Street Bank And Trust Company	10/31/23	10,418
HUF	144,000,000	USD	411,972	State Street Bank and Trust Company	10/31/23	(23,054)
USD	937,163	CZK	20,700,000	State Street Bank and Trust Company	10/31/23	41,035
USD	1,000,614	PLN	4,100,000	State Street Bank and Trust Company	10/31/23	62,847
CHN	45,000,000	USD	6,167,068	State Street Bank and Trust Company	10/31/23	3,901
USD	174,070	EUR	158,000	Citibank N.A.	11/02/23	6,819
USD	998,497	GBP	782,000	Citibank N.A.	11/02/23	44,202
BRL	7,500,000	USD	1,481,481	State Street Bank and Trust Company	11/03/23	4,108
USD	1,040,975	EUR	939,000	Citibank N.A.	11/10/23	46,651
USD	1,107,062	GBP	865,000	Citibank N.A.	11/10/23	51,438
USD	17,422,589	AUD	26,791,000	State Street Bank And Trust Company	11/16/23	172,161
USD	3,067,168	EUR	2,876,000	State Street Bank And Trust Company	11/16/23	20,924
USD	2,872,985	EUR	2,637,000	Citibank N.A.	11/22/23	79,163
USD	2,400,000	CNH	17,447,124	HSBC Bank PLC	11/24/23	5,059
USD	1,650,000	CNH	11,970,743	Barclays Bank PLC	11/24/23	6,794
CNH	29,417,868	USD	4,054,933	HSBC Bank PLC	11/24/23	(16,785)
USD	740,416	EUR	674,000	Citibank N.A.	12/01/23	26,055
USD	1,434,696	GBP	1,147,000	Citibank N.A.	12/07/23	34,714
USD	107,817	EUR	101,000	Citibank N.A.	12/15/23	679
CHN	19,042,038	USD	2,610,000	JPMorgan Chase Bank, N.A.	12/18/23	6,878

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,997,710	GBP	22,589,000	State Street Bank And Trust Company	12/21/23	$421,534
USD	1,000,311	EUR	941,000	Citibank N.A.	12/29/23	1,205

Total Forward Foreign Currency Exchange Contacts Outstanding						$271,245

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
Mexico Government International Bonds	1.00	3M	12/20/28	Intercontinental Exchange, Inc.	1,600,000 USD	18,485	3,837	14,648

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$18,485	$3,837	$14,648

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40	5.00%	3M	6/20/2028	Barclays Bank PLC	13,700,000 USD	$(250,503)	$(422,988)	$172,485
CDX.NA.HY.40	5.00%	3M	6/20/2028	Barclays Bank PLC	6,800,000 USD	(124,337)	(202,300)	77,963
CDX.NA.HY.40	5.00%	3M	6/20/2028	Intercontinental Exchange, Inc.	13,700,000 USD	(250,503)	(332,979)	82,476
CDX.NA.HY.40	5.00%	3M	6/20/2028	Intercontinental Exchange, Inc.	7,000,000 USD	(127,994)	(187,775)	59,781
CDX.EM.40	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	59,700,000 USD	3,242,368	2,877,540	364,828
CDX.EM.40	1.00%	3M	12/20/2028	Morgan Stanley & Co. LLC	154,500,000 USD	8,391,053	7,941,300	449,753
CDX.NA.IG.40	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	2,200,000 USD	(27,432)	(27,779)	347
iTraxx Europe Xover Series 40	5.00%	3M	12/20/2028	Barclays Bank PLC	7,000,000 EUR	(232,352)	(222,178)	(10,174)
CMBX.NA.BBB-.8	3.00%	M	10/17/2057	Morgan Stanley Capital Services LLC	59,000 USD	(9,423)	188,316	(197,739)
CMBX.NA.BBB-.8	3.00%	M	10/17/2057	Morgan Stanley Capital Services LLC	2,160,000 USD	(344,988)	(114,150)	(230,838)
CMBX.NA.BBB-.8	3.00%	M	10/17/2057	Morgan Stanley Capital Services LLC	(2,219,000) USD	354,411	363,361	(8,950)
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs & Co., LLC	(505,000) USD	21,019	(4,332)	25,351
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs & Co., LLC	73,000 USD	(3,039)	2,046	(5,085)
CMBX.NA.BBB-.9	3.00%	M	09/17/2058	Goldman Sachs International	12,000 USD	2,590	112	2,478
CMBX.NA.BBB-.9	3.00%	M	09/17/2058	Goldman Sachs International	62,000 USD	13,379	2,616	10,763
CMBX.NA.BBB-.9	3.00%	M	09/17/2058	Goldman Sachs International	3,000 USD	647	5	642

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	3.00%	M	09/17/2058	Goldman Sachs International	100,000 USD	$21,578	$2,387	$19,191

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$10,676,474	$9,863,202	$813,272

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating	Notional Amount[1]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	3.00%	M	9/17/2058	JPMorgan Chase Bank N.A.	BBB	177,000 USD	$(38,194)	$(910)	$(37,284)
CDX.NA.HY.40	5.00%	3M	6/20/2028	Morgan Stanley & Co., Inc.	NR	25,080,000 USD	458,585	107,171	351,414
CDX.NA.HY.40	5.00%	3M	6/20/2028	Intercontinental Exchange, Inc.	NR	8,300,000 USD	151,764	201,357	(49,593)
CDX.NA.HY.40	5.00%	3M	6/20/2028	Intercontinental Exchange, Inc.	NR	4,100,000 USD	74,968	117,260	(42,292)
CDX.NA.HY.40	5.00%	3M	6/20/2028	Intercontinental Exchange, Inc.	NR	12,400,000 USD	226,733	352,470	(125,737)
CDX.NA.HY.40	5.00%	3M	6/20/2028	Intercontinental Exchange, Inc.	NR	16,400,000 USD	299,872	264,040	35,832
CDX.NA.IG.41	1.00%	3M	12/20/2028	Royal Bank of Canada	NR	184,233,750 USD	2,297,233	2,456,944	(159,711)
iTraxx Europe Series 40	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	NR	51,450,000 EUR	545,049	585,929	(40,880)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs & Co., LLC	BBB	(19,162,000) USD	(5,284,560)	(712,649)	(4,571,911)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs & Co., LLC	BBB	7,363,000 USD	2,030,593	71,578	1,959,015
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs & Co., LLC	BBB	6,747,000 USD	1,860,710	837,816	1,022,894
CMBX.NA.A.14	2.00%	M	12/16/2072	Goldman Sachs & Co., LLC	NR	(201,000) USD	19,622	0	19,622
CMBX.NA.A.14	2.00%	M	12/16/2072	Goldman Sachs & Co., LLC	NR	402,000 USD	(39,244)	(28,350)	(10,894)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$2,603,131	$4,252,656	$(1,649,525)

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
Republic of China	1.00%	3M	12/20/2028	Goldman Sachs International	400,000	USD	$(3,387)	$(580,137)	$576,750
Republic of Turkey	1.00%	3M	12/20/2027	Goldman Sachs International	1,500,000	USD	138,562	561,280	(422,718)
Republic of China	1.00%	3M	12/20/2027	Citibank N.A.	36,100,000	USD	(420,250)	(510,873)	90,623
Republic of Egypt	1.00%	3M	12/20/2023	Bank of America N.A.	1,500,000	USD	27,989	52,500	(24,511)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00%	3M	06/20/2028	Goldman Sachs International	3,450,000	USD	$372,676	$381,542	$(8,866)
Republic of Brazil	1.00%	3M	06/20/2028	Intercontinental Exchange, Inc.	600,000	USD	16,311	17,633	(1,322)
Republic of South Africa	1.00%	3M	12/20/2028	Goldman Sachs International	1,600,000	USD	122,330	360,871	(238,541)
Republic of Peru	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	5,800,000	USD	(40,798)	(50,107)	9,309
Republic of Chile	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	11,100,000	USD	(141,801)	(167,838)	26,037
Republic of Peru	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	2,600,000	USD	(18,289)	(24,387)	6,098
Mexico Government International Bonds	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	4,400,000	USD	50,944	39,021	11,923
Mexico Government International Bonds	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	4,100,000	USD	47,470	35,436	12,034
Republic of Saudi Arabia	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	9,300,000	USD	(203,533)	(219,313)	15,780
Republic of Turkey	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	2,100,000	USD	257,841	249,312	8,529
Mexico Government International Bonds	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	5,200,000	USD	60,206	63,156	(2,950)
Mexico Government International Bonds	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	2,100,000	USD	24,314	25,503	(1,189)
Mexico Government International Bonds	1.00%	3M	12/20/2028	Goldman Sachs International	4,200,000	USD	48,628	51,942	(3,314)
Republic of South Africa	1.00%	3M	12/20/2028	Citibank N.A.	6,300,000	USD	481,675	483,330	(1,655)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$820,888	$768,871	$52,017

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at September 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00%	3M	12/20/2027	JPMorgan Chase Bank N.A.	1,500,000 USD	$(138,562)	$0	$(138,562)
Petroleo Brasilerio S.A.	1.00%	3M	12/20/2023	HSBC Bank PLC	7,000,000 USD	15,254	16,689	(1,435)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Brazil	1.00%	3M	06/20/2028	Goldman Sachs International	600,000 USD	$(16,311)	$(128,392)	$112,081

Total OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)						$(139,619)	$(111,703)	$(27,916)

1	Using the higher of S&P’s or Moody’s rating. NR represents a security that is not rated.
2	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Variance/Volatility Swaps (Buy Contracts) — Outstanding at September 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
USD/CHF1	7.25	T	9/27/23	Morgan Stanley Capital Services LLC	13,104 USD	$(45,012)	$0	$(45,012)
EURO STOXX 50 Index1	14.65	T	10/20/23	Goldman Sachs & Co., LLC	1,811 EUR	43,198	0	43,198
EURO STOXX 50 Index1	18.40	T	11/17/23	Goldman Sachs & Co., LLC	1,891 EUR	3,161	0	3,161

Total Variance/Volatility Swaps (Buy Contracts)						$1,347	$0	$1,347

Variance/Volatility Swaps (Sell Contracts) — Outstanding at September 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	26.47	T	12/20/2024	Goldman Sachs & Co., LLC	(1,012,500)	USD	$320,315	$0	$320,315
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	26.65	T	12/20/2024	Morgan Stanley Capital Services LLC	(700,000)	USD	154,983	0	154,983
FTSE 100 Index	17.20	T	12/15/2023	Goldman Sachs & Co., LLC	(4,724)	GBP	617,879	0	617,879
FTSE 100 Index	18.20	T	12/15/2023	Citibank N.A.	(1,511)	GBP	322,388	0	322,388
XAU/USD	21.00	T	4/18/2024	JPMorgan Chase Bank N.A.	(2,143)	USD	523,143	0	523,143
FTSE 100 Index	18.50	T	12/15/2023	JPMorgan Chase Bank N.A.	(5,743)	GBP	1,257,374	0	1,257,374

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	27.24	T	12/20/2024	Goldman Sachs & Co., LLC	(500,000)	USD	$133,733	$0	$133,733
S&P 500 Index	25.50	T	12/15/2023	Citibank N.A.	(3,746)	USD	1,504,288	0	1,504,288
FTSE 100 Index	18.30	T	12/22/2023	JPMorgan Chase Bank N.A.	(2,377)	GBP	459,631	0	459,631
EURO STOXX 50 Index	19.80	T	3/15/2024	Goldman Sachs & Co., LLC	(4,394)	EUR	275,211	0	275,211
S&P 500 Index	21.85	T	3/15/2024	Morgan Stanley Capital Services LLC	(3,432)	USD	490,366	0	490,366
CBOT Corn Futures	28.95	T	11/24/2023	JPMorgan Chase Bank N.A.	(20,000)	USD	7,859	0	7,859
S&P 500 Index	22.60	T	12/20/2024	JPMorgan Chase Bank N.A.	(3,850)	USD	(167,571)	0	(167,571)
S&P 500 Index	20.75	T	3/15/2024	JPMorgan Chase Bank N.A.	(2,096)	USD	155,866	0	155,866
S&P 500 Index	20.90	T	3/15/2024	JPMorgan Chase Bank N.A.	(2,081)	USD	164,510	0	164,510
S&P 500 Index	21.70	T	3/15/2024	JPMorgan Chase Bank N.A.	(1,002)	USD	108,708	0	108,708
USD/CHF	7.00	T	9/27/2023	Morgan Stanley Capital Services LLC	(190,000)	USD	8,809	0	8,809
Correlation Swap	85.00	T	3/7/2024	Morgan Stanley Capital Services LLC	(128,250)	USD	(582,760)	0	(582,760)
S&P 500 Index	20.50	T	6/21/2024	JPMorgan Chase Bank N.A.	(1,061)	USD	(39,170)	0	(39,170)
S&P 500 Index	21.05	T	6/21/2024	JPMorgan Chase Bank N.A.	(2,067)	USD	(39,164)	0	(39,164)
S&P 500 Index	21.60	T	6/21/2024	Citibank N.A.	(2,084)	USD	(16,773)	0	(16,773)
S&P 500 Index	22.45	T	6/21/2024	JPMorgan Chase Bank N.A.	(1,938)	USD	71,929	0	71,929

Total Variance/Volatility Swaps (Sell Contracts)							$5,731,554	$0	$5,731,554

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

OTC Total Return Swaps Outstanding at September 30, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
360 Security Technology, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62,050 USD	$666
37 Interactive Entertainment Network Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	28,452 USD	1,258
37 Interactive Entertainment Network Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	161,786 USD	1,022
Abcam PLC	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	10,085,961 USD	17,859
Activision Blizzard, Inc.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	5,538,599 USD	76,767
ADD Industry Zhejiang Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	107 USD	3
Addsino Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	40,006 USD	450
Admiral Acquisition Ltd.	10/23/23	M	3.50%	Morgan Stanley Capital Services LLC	1,251,150 USD	(13,346)
Admiral Acquisition Ltd.	10/23/23	M	3.50%	Morgan Stanley Capital Services LLC	76,988 USD	0
Advanced Technology & Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	356,357 USD	2,817
Advanced Technology & Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	380,261 USD	3,701
Aier Eye Hospital Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	370,972 USD	6,435
Aier Eye Hospital Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	338,382 USD	6,057
Aisino Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	366,883 USD	12,179
Aisino Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	299,583 USD	10,437
Albertsons Cos., Inc.	10/23/23	M	5.00%	Goldman Sachs International	5,625,398 USD	(101,971)
Albertsons Cos., Inc.	10/23/23	M	5.00%	Goldman Sachs International	7,928,450 USD	(143,718)
Alpha Group	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,150 USD	144
Amedisys, Inc.	10/23/23	M	5.00%	Goldman Sachs International	4,637,367 USD	(7,436)
Amedisys, Inc.	10/23/23	M	5.00%	Goldman Sachs International	3,686,431 USD	(5,911)
American Equity Investment Life Holding Co.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	2,806,448 USD	(12,501)
Amoy Diagnostics Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	125,984 USD	4,287
An Hui Wenergy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	113,154 USD	(1,877)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
An Hui Wenergy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	76,897 USD	$(1,604)
Anfu CE LINK Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	118 USD	5
Anhui Conch Cement Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,024 USD	(46)
Anhui Construction Engineering Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	154,482 USD	467
Anhui Construction Engineering Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	267,188 USD	551
Anhui Coreach Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	344,101 USD	23,955
Anhui Coreach Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	179,695 USD	12,441
Anhui Expressway Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	124,877 USD	499
Anhui Expressway Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	80,630 USD	218
Anhui Fuhuang Steel Structure Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,507 USD	403
Anhui Fuhuang Steel Structure Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	128,915 USD	1,284
Anhui Golden Seed Winery Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	143 USD	(1)
Anhui Guangxin Agrochemical Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	5 USD	0
Anhui Gujing Distillery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	37,254 USD	(41)
Anhui Gujing Distillery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,005 USD	(235)
Anhui Huangshan Capsule Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,346 USD	100
Anhui Huangshan Capsule Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,044 USD	6
Anhui Jiangnan Chemical Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55 USD	1
Anhui Ronds Science & Technology, Inc., Co.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	7,183 USD	7
Anhui Ronds Science & Technology, Inc., Co.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	35,949 USD	4
Anhui Sunhere Pharmaceutical Excipients Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29 USD	0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Tongfeng Electronics Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	16,292 USD	$175
Anhui Tongfeng Electronics Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	88,799 USD	852
Anhui Truchum Advanced Materials & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,669 USD	49
Anhui Truchum Advanced Materials & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	57,840 USD	512
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	91,131 USD	(577)
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	115,158 USD	(817)
Anhui Xinbo Aluminum Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	257,020 USD	2,182
Anhui Xinbo Aluminum Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	103,722 USD	1,018
Anhui Xinhua Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	47,102 USD	112
Anhui Xinhua Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	88,486 USD	1,071
Anhui Xinli Finance Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	364,277 USD	8,807
Anhui Xinli Finance Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	240,323 USD	5,945
Anji Foodstuff Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,185 USD	28
Anji Foodstuff Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,917 USD	2
Aofu Environmental Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	66,552 USD	(173)
Aofu Environmental Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	93,887 USD	(48)
Aoshikang Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	131,518 USD	3,466
Aoshikang Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	125,659 USD	3,591

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Apeloa Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	69,632 USD	$366
Appotronics Corp., Ltd.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	2,740 USD	42
Argus Shanghai Textile Chemicals Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62,749 USD	1,071
Argus Shanghai Textile Chemicals Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	45,499 USD	593
Astro-century Education & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,852 USD	1,180
Autel Intelligent Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	369,091 USD	15,914
Autel Intelligent Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	258,917 USD	8,011
Autobio Diagnostics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	21,268 USD	19
Autobio Diagnostics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	117,014 USD	65
Avary Holding Shenzhen Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	353,925 USD	7,335
Avary Holding Shenzhen Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	184,299 USD	3,857
AVICOPTER PLC	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,803 USD	6
Bafang Electric Suzhou Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	596 USD	31
Bank of Changsha Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	18,610 USD	4
Bank of Changsha Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	76,916 USD	4
Bank of Chengdu Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	171 USD	(4)
Bank of China Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,027 USD	(38)
Bank of China Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	123,018 USD	291
Bank of Communications Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	23,735 USD	2
Bank of Guiyang Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	36,838 USD	(26)
Bank of Nanjing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	354,649 USD	1,448
Bank of Nanjing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	184,678 USD	762
Bank of Xi’an Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	49 USD	0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Baoji Titanium Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	58,045 USD	$1,012
Baoji Titanium Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,558 USD	50
Baoshan Iron & Steel Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	64,839 USD	(1,722)
Baoxiniao Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	17,079 USD	648
Baoxiniao Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	74 USD	3
Beibuwan Port Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,063 USD	(233)
Beibuwan Port Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	54,521 USD	(324)
Beijing Andawell Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,452 USD	71
Beijing Andawell Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,237 USD	6
Beijing Baolande Software Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	49,507 USD	865
Beijing Baolande Software Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	111,669 USD	1,668
Beijing Bohui Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	105,948 USD	1,080
Beijing Bohui Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	125,779 USD	1,162
Beijing Capital Development Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	3 USD	0
Beijing Dahao Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	139 USD	3
Beijing Emerging Eastern Aviation Equipment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	347,141 USD	13,836
Beijing Emerging Eastern Aviation Equipment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	224,545 USD	8,982
Beijing Huaru Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,899 USD	1,359
Beijing Huaru Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,684 USD	333

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Inhand Networks Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	27,923 USD	$2,117
Beijing Inhand Networks Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	133,182 USD	3,590
Beijing New Building Materials PLC	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	128,400 USD	(861)
Beijing New Building Materials PLC	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,041 USD	(242)
Beijing Sanyuan Foods Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,071 USD	(276)
Beijing Sanyuan Foods Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	117,199 USD	(775)
Beijing Science Sun Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	246,652 USD	4,064
Beijing Science Sun Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	248,727 USD	2,934
Beijing Shiji Information Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	2,973 USD	6
Beijing Shougang Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	649,612 USD	(10,786)
Beijing Shougang Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	342,586 USD	(5,250)
Beijing Sinnet Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	145,636 USD	2,222
Beijing Sinnet Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	49,470 USD	442
Beijing Strong Biotechnologies, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	246,796 USD	5,141
Beijing Strong Biotechnologies, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	175,526 USD	4,922
Beijing Teamsun Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	83 USD	1
Beijing Thunisoft Corp., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	7,967 USD	238
Beijing Tiantan Biological Products Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,073 USD	18
Beijing Tianyishangjia New Material Corp., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	217 USD	29

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Tieke Shougang Railway-Tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,845 USD	$497
Beijing Tieke Shougang Railway-Tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	69,715 USD	769
Beijing Tricolor Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,441 USD	62
Beijing Tricolor Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,751 USD	8
Beijing UniStrong Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	57,004 USD	297
Beijing UniStrong Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,341 USD	116
Beijing United Information Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	192 USD	3
Beijing Urban Construction Investment & Development Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	32 USD	(2)
Beijing Winsunny Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	27,110 USD	842
Beijing Winsunny Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	150,015 USD	1,931
Beijing Yanjing Brewery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	478,975 USD	1,911
Beijing Yanjing Brewery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	204,693 USD	1,076
Beijing Yjk Building Software Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	69,625 USD	1,128
Beijing Yjk Building Software Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	21,585 USD	373
Beijing Zhidemai Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	141,718 USD	679
Beijing Zhidemai Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	73,962 USD	351
Beiqi Foton Motor Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	141,712 USD	(404)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bestechnic Shanghai Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	51,012 USD	$94
Betta Pharmaceuticals Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	168,875 USD	5,222
Beyondsoft Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	61,230 USD	2,034
BGRIMM Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	83 USD	1
BGT Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	9,935 USD	2
BGT Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	3,103 USD	2
Bichamp Cutting Technology Hunan Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	59 USD	(2)
Bluefocus Intelligent Communications Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	50,439 USD	3,283
Bluestar Adisseo Co.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,241 USD	(295)
BOC International China Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	58,200 USD	(85)
BOE Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,305 USD	558
BOE Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	257,604 USD	1,760
Bohai Leasing Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	2,448 USD	(65)
Bohai Leasing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,046 USD	(925)
Bohai Leasing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	182,709 USD	(4,204)
Boji Medical & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	77 USD	0
Bozhon Precision Industry Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	667 USD	34
Brookfield Infrastructure Corp.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	0 USD	624,246
BTG Hotels Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	48 USD	(1)
By-health Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	348,139 USD	514
By-health Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	188,947 USD	595
C&D Holsin Engineering Consulting Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	32 USD	1
Cachet Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,536 USD	24
Caitong Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	80,202 USD	52
Camel Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,949 USD	187
Camel Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40,465 USD	893

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Canature Health Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	45 USD	$1
Canny Elevator Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,554 USD	(15)
Canny Elevator Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	154,240 USD	891
Capri Holdings Ltd.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	8,621,207 USD	42,818
CareRay Digital Medical Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	10,285 USD	(36)
CareRay Digital Medical Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	1,625 USD	(6)
CB Equity Index Swap - CIEQSSU2	10/23/23	M	1.00%	Citibank N.A.	8,705,478 USD	14,508
CECEP Environmental Protection Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	3,593 USD	5
CECEP Solar Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	74,809 USD	(57)
Ceepower Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	33 USD	1
CETC Cyberspace Security Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	377,325 USD	4,571
CETC Cyberspace Security Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	215,533 USD	3,903
CETC Digital Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	97 USD	(1)
Chahua Modern Housewares Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	21,369 USD	218
Chahua Modern Housewares Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	3,169 USD	38
Changchun BCHT Biotechnology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	46,048 USD	(142)
Changchun Faway Automobile Components Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,716 USD	356

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Changchun Faway Automobile Components Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	164,188 USD	$1,406
Changchun High & New Technology Industry Group, Inc.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	16,435 USD	692
Changgao Electric Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	15,522 USD	440
Changgao Electric Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,410 USD	60
Changhong Huayi Compressor Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,238 USD	57
Changhong Meiling Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,192 USD	133
Changhong Meiling Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	53,861 USD	789
Changjiang Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62,239 USD	(778)
Changzhou Aohong Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,980 USD	170
Changzhou Aohong Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	43,655 USD	943
Chengdu Guibao Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,872 USD	(83)
Chengdu Guibao Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,599 USD	(45)
Chengdu Huasun Technology Group, Inc. Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	57 USD	1
Chengdu Jiafaantai Education Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	237,828 USD	18,583
Chengdu Jiafaantai Education Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	230,282 USD	17,988
Chengdu Kanghong Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	336,220 USD	6,206
Chengdu Kanghong Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	315,253 USD	7,510

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chengdu Leejun Industrial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	198,283 USD	$12,367
Chengdu Leejun Industrial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	162,937 USD	9,869
Chengdu M&S Electronics Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	5,432 USD	76
Chengdu Tangyuan Electrical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	302,504 USD	13,422
Chengdu Tangyuan Electrical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	67,347 USD	2,805
Chengdu Xuguang Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,301 USD	117
Chengdu Yunda Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	23,260 USD	325
Chengdu Yunda Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	2,652 USD	55
Chengzhi Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	244,562 USD	(20)
Chengzhi Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	241,277 USD	57
Chevron Corp.	10/23/23	M	5.00%	Goldman Sachs International	(4) USD	(647)
China Automotive Engineering Research Institute Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	9,339 USD	87
China CAMC Engineering Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	31,039 USD	1,584
China CITIC Bank Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,801 USD	(205)
China CITIC Bank Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,359 USD	(54)
China Coal Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	318,561 USD	(266)
China Coal Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	169,180 USD	(101)
China Coal Xinji Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	549,972 USD	(2,333)
China Coal Xinji Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	429,917 USD	(1,766)
China Construction Bank Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	355,803 USD	5,685
China Construction Bank Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	189,505 USD	1,547
China Development Bank	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	2,067,290 CNY	(4,905)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Eastern Airlines Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,132 USD	$36
China Energy Engineering Corp., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	26 USD	0
China Express Airlines Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	17,924 USD	(7)
China Express Airlines Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	14,177 USD	3
China Great Wall Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	187,143 USD	697
China Greatwall Technology Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	94 USD	1
China Hainan Rubber Industry Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	4,663 USD	(32)
China International Capital Corp., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	30 USD	0
China Jushi Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	74,427 USD	13
China Jushi Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	38,802 USD	12
China Longyuan Power Group Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,812 USD	313
China Merchants Expressway Network & Technology Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	60,467 USD	(749)
China Merchants Port Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	69,736 USD	(293)
China Merchants Port Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	128,286 USD	(756)
China Merchants Property Operation & Service Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,455 USD	(109)
China Merchants Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,228 USD	(82)
China Merchants Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	153,944 USD	(375)
China National Accord Medicines Corp., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	283,119 USD	6,157
China National Accord Medicines Corp., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	358,396 USD	8,828
China National Electric Apparatus Research Institute Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	106,219 USD	2,435

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China National Electric Apparatus Research Institute Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	107,033 USD	$2,195
China National Software & Service Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,626 USD	155
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	160,100 USD	315
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	302,183 USD	(279)
China Oilfield Services Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	18,474 USD	(42)
China Oilfield Services Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	76,553 USD	(162)
China Railway Construction Heavy Industry Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	15,820 USD	242
China Railway Group Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	44,850 USD	155
China Resource and Environment Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	15,660 USD	(60)
China Resource and Environment Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	8,343 USD	(31)
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	102,940 USD	4,107
China South Publishing & Media Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,563 USD	102
China Southern Airlines Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	384,837 USD	(5,859)
China Southern Airlines Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	303,580 USD	(3,448)
China Southern Power Grid Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	32,595 USD	43
China Southern Power Grid Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	23,478 USD	158
China Suntien Green Energy Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,693 USD	(38)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Testing & Certification International Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	39,617 USD	$617
China TransInfo Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	71,626 USD	1,119
China Tungsten And Hightech Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	235,350 USD	(2,019)
China Tungsten And Hightech Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	142,843 USD	(1,461)
China Vanke Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	9 USD	0
China-Singapore Suzhou Industrial Park Development Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	61,333 USD	(1,413)
China-Singapore Suzhou Industrial Park Development Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	17,784 USD	(384)
Chinook Therapeutics, Inc. (a)	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	62,921 USD	17,697
Chongqing Changjiang River Moulding Material Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19 USD	0
Chongqing Chuanyi Automation Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,688 USD	2,019
Chongqing Chuanyi Automation Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9 USD	0
Chongqing Gas Group Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	153,085 USD	511
Chongqing Gas Group Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40,113 USD	144
Chongqing Qin’an M&E PLC	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	57,157 USD	766
Chongqing Qin’an M&E PLC	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	83,536 USD	982
Chongqing Zongshen Power Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40,634 USD	1,352
Chongyi Zhangyuan Tungsten Industry Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	27,014 USD	59

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chongyi Zhangyuan Tungsten Industry Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	14,288 USD	$29
Chr Hansen Holding AS	10/23/23	M	1.00%	Goldman Sachs International	3,125,157 DKK	(43,105)
Chr Hansen Holding AS	10/23/23	M	1.00%	Goldman Sachs International	4,277,986 DKK	(59,006)
Chutian Dragon Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	95 USD	2
CIMC Vehicles Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	17,363 USD	188
Citic Pacific Special Steel Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	331,685 USD	(774)
Citic Pacific Special Steel Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	134,687 USD	(31)
CITIC Press Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,940 USD	198
CMOC Group Ltd.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	67 USD	(2)
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	43 USD	0
COFCO Biotechnology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	39,931 USD	(672)
COFCO Capital Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	135,846 USD	535
COFCO Technology & Industry Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	88 USD	1
Cofoe Medical Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	2,661 USD	0
CQ Pharmaceutical Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,154 USD	209
CQ Pharmaceutical Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	121,611 USD	1,569
Cre8 Direct Ningbo Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	268,050 USD	5,517
Cre8 Direct Ningbo Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	150,408 USD	2,790
Create Technology & Science Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	66 USD	1
Crown Advanced Material Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	3,243 USD	18

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
D&O Home Collection Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,754 USD	$92
D&O Home Collection Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,187 USD	26
Daiwa House REIT Investment Corp.	10/23/23	M	5.50%	Morgan Stanley Capital Services LLC	75,969 USD	(62)
Dalian Bio-Chem Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	87 USD	1
Dalian Sunasia Tourism Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	38,920 USD	253
Dalian Sunasia Tourism Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,455 USD	132
Daodaoquan Grain and Oil Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	70,497 USD	1,984
Daodaoquan Grain and Oil Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,519 USD	234
Daqin Railway Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,368 USD	(94)
DaShenLin Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	42 USD	(1)
Datang International Power Generation Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	176,079 USD	(1,235)
Datang International Power Generation Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	158,149 USD	(1,077)
Dazhong Transportation Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	72,186 USD	(775)
Dazhong Transportation Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	137,472 USD	(1,111)
De Rucci Healthy Sleep Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	45,285 USD	(446)
De Rucci Healthy Sleep Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,382 USD	(209)
Dechra Pharmaceuticals PLC	10/23/23	M	5.50%	JPMorgan Chase Bank, N.A.	8,994,525 GBP	(28,191)
DeHua TB New Decoration Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,331 USD	(60)
DeHua TB New Decoration Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	80,851 USD	(633)
Denbury, Inc.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	9,589,963 USD	221,230

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
DHC Software Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	66 USD	$2
Dianguang Explosion-Proof Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,398 USD	74
Dianguang Explosion-Proof Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,845 USD	44
Digital China Information Service Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	98 USD	1
Dirui Industrial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,468 USD	423
Dnake Xiamen Intelligent Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	465,634 USD	16,403
Dnake Xiamen Intelligent Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	120,355 USD	3,765
Dongfang Electric Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	358,371 USD	(1,206)
Dongfang Electric Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	187,090 USD	(521)
Dongxing Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	75,305 USD	(1,062)
Eaglerise Electric & Electronic China Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	110,104 USD	749
Eaglerise Electric & Electronic China Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	75,165 USD	712
Earthstone Energy, Inc.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	908,483 USD	47,715
Eastern Pioneer Driving School Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	50,218 USD	526
Eastern Pioneer Driving School Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	70,658 USD	818
Ecovacs Robotics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	571 USD	(7)
Edan Instruments, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	105,219 USD	(194)
Edan Instruments, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	54,429 USD	(111)
Edifier Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	18,015 USD	61
EGing Photovoltaic Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	41,810 USD	735
Elegant Home-Tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,352 USD	44

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Elegant Home-Tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9,524 USD	$59
Elite Color Environmental Resources Science & Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	377,605 USD	12,777
Elite Color Environmental Resources Science & Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	197,336 USD	6,486
EMIS Group PLC	10/23/23	M	5.50%	Goldman Sachs International	3,613,009 GBP	22,412
EMIS Group PLC	10/23/23	M	5.50%	Goldman Sachs International	4,484,581 GBP	27,819
EMTEK Shenzhen Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,363 USD	36
Enjoyor Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	560 USD	4
Era Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,875 USD	405
Espressif Systems Shanghai Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	221,669 USD	892
Espressif Systems Shanghai Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	243,594 USD	1,224
Estun Automation Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	18,755 USD	(29)
Eurocrane China Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	63 USD	3
Explosive Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	355,918 USD	6,699
Explosive Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	244,245 USD	4,693
FAW Jiefang Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	446,989 USD	179
FAW Jiefang Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	240,969 USD	35
FAWER Automotive Parts Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,356 USD	(121)
FESCO Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	48,913 USD	876
FESCO Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,632 USD	464
Fibocom Wireless, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	402,966 USD	13,411
Fibocom Wireless, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	250,512 USD	9,919
Ficont Industry Beijing Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	10,143 USD	28
Ficont Industry Beijing Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	1,767 USD	2
First Tractor Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2 USD	0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
FIYTA Precision Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,491 USD	$179
FIYTA Precision Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,247 USD	337
Flat Glass Group Co., Ltd.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	252 USD	0
Focus Lightings Tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	527,544 USD	16,398
Focus Lightings Tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	189,168 USD	5,975
Foshan Electrical and Lighting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,204 USD	401
Foshan Electrical and Lighting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,506 USD	10
Foshan Nationstar Optoelectronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,856 USD	127
Foshan Nationstar Optoelectronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,009 USD	837
Foshan Yowant Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	57 USD	2
Friend Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	16,398 USD	183
Friend Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	2,379 USD	33
Fujian Star-net Communication Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	16,836 USD	420
Fujian Sunner Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,221 USD	(734)
Fujian Sunner Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,073 USD	(21)
Fujian Supertech Advanced Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,612 USD	87
Fujian Supertech Advanced Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16,706 USD	233
Fujian Yanjing Huiquan Brewery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,611 USD	94
Fujian Yanjing Huiquan Brewery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	17,180 USD	132
Fushun Special Steel Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	76,212 USD	(780)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fushun Special Steel Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10 USD	$0
Fuxin Dare Automotive Parts Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	60,594 USD	1,581
Fuxin Dare Automotive Parts Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,131 USD	241
Gansu Engineering Consulting Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,979 USD	342
Gansu Engineering Consulting Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,836 USD	285
Gansu Shangfeng Cement Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	139,770 USD	91
Gansu Shangfeng Cement Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	27,479 USD	61
Ganyuan Foods Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	131 USD	3
Ganzhou Teng Yuan Cobalt New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,163 USD	(60)
Ganzhou Teng Yuan Cobalt New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,199 USD	(128)
GCI Liberty, Inc. (a)	10/23/23	M	1.00%	Goldman Sachs International	53,762 USD	(46,340)
GD Power Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	129,645 USD	(60)
GD Power Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	68,616 USD	6
Genbyte Technology, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,611 USD	279
Genbyte Technology, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	189,592 USD	7,561
Genbyte Technology, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	89,050 USD	3,696
GEPIC Energy Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	186,859 USD	(284)
GEPIC Energy Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	232,900 USD	(379)
GHT Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	119 USD	10
Giant Network Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	38,888 USD	442
Giant Network Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	212,279 USD	4,744
Glarun Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,714 USD	63

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Glarun Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	28,113 USD	$228
Goldcard Smart Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	244,966 USD	7,276
Goldcard Smart Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	180,676 USD	5,965
Goldcup Electric Apparatus Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	411,195 USD	10,935
Goldcup Electric Apparatus Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	339,470 USD	10,112
Gongniu Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,416 USD	4
Grand Industrial Holding Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,312 USD	3
Grand Industrial Holding Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	486 USD	1
Greattown Holdings Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,197 USD	(18)
Greattown Holdings Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,336 USD	(44)
GRG Banking Equipment Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	2 USD	0
Grupo Traxion SAB de CV	10/23/23	M	5.50%	Morgan Stanley Capital Services LLC	173,119 USD	(1,098)
GS Equtiy Index Swap - GSVICVS1	10/23/23	M	1.00%	Goldman Sachs International	8,311,938 USD	(22,900)
Guangbo Group Stock Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	195,471 USD	2,811
Guangbo Group Stock Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,669 USD	26
Guangdong Anda Automation Solutions Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	31 USD	1
Guangdong Anjubao Digital Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,555 USD	3
Guangdong Anjubao Digital Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,943 USD	0
Guangdong Aofei Data Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	93 USD	3

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Aofei Data Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	94 USD	$3
Guangdong Baolihua New Energy Stock Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	557,196 USD	(11,188)
Guangdong Baolihua New Energy Stock Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	255,662 USD	(5,277)
Guangdong Biolight Meditech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	421,980 USD	9,183
Guangdong Biolight Meditech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	185,530 USD	4,133
Guangdong Champion Asia Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,872 USD	22
Guangdong Champion Asia Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9,982 USD	65
Guangdong Chaohua Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	490,212 USD	8,244
Guangdong Chaohua Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	171,509 USD	3,075
Guangdong Dongfang Precision Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	58,978 USD	466
Guangdong Dongfang Precision Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	133,832 USD	1,223
Guangdong Dongpeng Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	26,719 USD	110
Guangdong Dongpeng Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,736 USD	(30)
Guangdong Electric Power Development Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	5,448 USD	(53)
Guangdong Ellington Electronics Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	32,415 USD	924
Guangdong Ellington Electronics Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	171,420 USD	3,919
Guangdong Enpack Packaging Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,097 USD	206
Guangdong Enpack Packaging Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,667 USD	126

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Guanhao High-Tech Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	12 USD	$0
Guangdong Haomei New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	368,456 USD	(717)
Guangdong Haomei New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	188,766 USD	(399)
Guangdong Homa Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,118 USD	275
Guangdong Hongda Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	15,354 USD	(82)
Guangdong Hongda Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,356 USD	30
Guangdong Hongxing Industrial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	320,743 USD	16,397
Guangdong Hongxing Industrial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	107,150 USD	5,448
Guangdong Hoshion Industrial Aluminium Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	54 USD	1
Guangdong JingYi Metal Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,587 USD	323
Guangdong JingYi Metal Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	105,422 USD	1,008
Guangdong Nedfon Air System Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	1,733 USD	11
Guangdong Nedfon Air System Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	1,298 USD	10
Guangdong No 2 Hydropower Engineering Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	263,958 USD	2,218
Guangdong No 2 Hydropower Engineering Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	38,605 USD	375
Guangdong Piano Customized Furniture Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16,402 USD	89
Guangdong Piano Customized Furniture Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,693 USD	18
GuangDong Rifeng Electric Cable Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	30,747 USD	(24)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GuangDong Rifeng Electric Cable Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	16,021 USD	$16
Guangdong Taienkang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	102,409 USD	1,210
Guangdong Taienkang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	61,572 USD	853
Guangdong Tapai Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,641 USD	88
Guangdong Tecsun Science & Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	69 USD	1
Guangdong Tengen Industrial Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	275,077 USD	5,994
Guangdong Tengen Industrial Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	161,949 USD	3,351
Guangdong Tianan New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	514,606 USD	13,524
Guangdong Tianan New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	318,523 USD	8,447
Guangdong Tianhe Agricultural Means of Production Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	130,840 USD	820
Guangdong Tianhe Agricultural Means of Production Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	68,129 USD	455
Guangdong Transtek Medical Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	117,108 USD	1,917
Guangdong Transtek Medical Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	54,628 USD	1,446
Guangdong Vanward New Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	4,315 USD	97
Guangdong Yantang Dairy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	370,062 USD	6,474
Guangdong Yantang Dairy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	248,358 USD	4,258
Guangxi Energy Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	33 USD	0
Guangxi Liugong Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	50,790 USD	124

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangxi Liugong Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	66,069 USD	$(359)
Guangxi Wuzhou Communications Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,646 USD	15
Guangxi Wuzhou Communications Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	26,097 USD	100
Guangxi Wuzhou Zhongheng Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,636 USD	520
Guangxi Wuzhou Zhongheng Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	185,039 USD	1,047
Guangzhou Devotion Thermal Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40 USD	1
Guangzhou Grandbuy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	166,000 USD	2,071
Guangzhou Grandbuy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,974 USD	146
Guangzhou Guangri Stock Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	4,262 USD	(4)
Guangzhou Guangri Stock Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	17,924 USD	8
Guangzhou Hengyun Enterprises Holdings Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	161,601 USD	738
Guangzhou Hengyun Enterprises Holdings Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	48,212 USD	268
Guangzhou Hi-Target Navigation Tech Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	4,813 USD	30
Guangzhou Jinzhong Auto Parts Manufacturing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,328 USD	(7)
Guangzhou Jinzhong Auto Parts Manufacturing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	17,940 USD	270
Guangzhou KDT Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	122,130 USD	686
Guangzhou KDT Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	148,986 USD	2,628
Guangzhou Lingnan Group Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	21,013 USD	174

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangzhou Lingnan Group Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,149 USD	$127
Guangzhou Metro Design & Research Institute Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,542 USD	(44)
Guangzhou Metro Design & Research Institute Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	340,810 USD	(3,724)
Guangzhou Metro Design & Research Institute Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	80,670 USD	(1,133)
Guangzhou Tongda Auto Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	43,869 USD	(23)
Guangzhou Tongda Auto Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	5,434 USD	3
Guangzhou Yuexiu Capital Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	660,864 USD	(8,538)
Guangzhou Yuexiu Capital Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	408,836 USD	(5,604)
Guangzhou Zhujiang Brewery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	434,332 USD	(3,147)
Guangzhou Zhujiang Brewery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	156,522 USD	(1,234)
Guilin Sanjin Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	112,778 USD	3,123
Guilin Sanjin Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,821 USD	621
Guilin Seamild Foods Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,781 USD	(4)
Guizhou Tyre Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	369,530 USD	10,293
Guizhou Tyre Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	144,405 USD	4,123
Guizhou Xinbang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	86,275 USD	11
Guizhou Xinbang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	211,841 USD	622
Guizhou Yibai Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	472,328 USD	10,632
Guizhou Yibai Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	345,935 USD	8,463

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guosen Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,779 USD	$(14)
Guosen Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,395 USD	(82)
Guotai Epoint Software Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	166 USD	0
Guotai Junan Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	149,652 USD	(1,944)
Guotai Junan Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	94,712 USD	(1,212)
Hailir Pesticides and Chemicals Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	272,048 USD	2,663
Hailir Pesticides and Chemicals Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	258,226 USD	2,527
Haima Automobile Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	106,410 USD	379
Haima Automobile Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	69,833 USD	48
Hainan Haide Capital Management Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	138 USD	0
Hainan Strait Shipping Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40 USD	(1)
Haitian Water Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,288 USD	51
Haitian Water Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,440 USD	130
Haitong Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5 USD	0
Haitong Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1 USD	0
Hangcha Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	431,529 USD	18,527
Hangcha Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	391,959 USD	18,898
Hangzhou Cable Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	83,644 USD	734
Hangzhou Cable Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	122,564 USD	1,223
Hangzhou Dadi Haiyang Environmental Protection Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	45,062 USD	(32)
Hangzhou Dadi Haiyang Environmental Protection Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,143 USD	(2)
Hangzhou Dptech Technologies Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,542 USD	403

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hangzhou Dptech Technologies Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,885 USD	$66
Hangzhou First Applied Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	224 USD	10
Hangzhou Gaoxin Rubber & Plastic Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16,489 USD	436
Hangzhou Gaoxin Rubber & Plastic Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,616 USD	80
Hangzhou Haoyue Personal Care Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,243 USD	5
Hangzhou Haoyue Personal Care Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	57,426 USD	(67)
Hangzhou Hopechart IoT Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	603 USD	(21)
Hangzhou Hopechart IoT Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	335 USD	(12)
Hangzhou Huaguang Advanced Welding Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	164 USD	3
Hangzhou Huaxing Chuangye Communication Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	69 USD	8
Hangzhou IECHO Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,457 USD	1,489
Hangzhou IECHO Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	87,766 USD	1,777
Hangzhou Jizhi Mechatronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	199 USD	2
Hangzhou Jizhi Mechatronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	533 USD	1
Hangzhou Landscaping Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	18,249 USD	440
Hangzhou Landscaping Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,856 USD	69
Hangzhou Nbond Nonwovens Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	99 USD	1
Hangzhou Raycloud Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	148 USD	11

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hangzhou Shunwang Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	21,697 USD	$32
Hangzhou Shunwang Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	36,369 USD	276
Hangzhou Sunrise Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,123 USD	1,254
Hangzhou Sunrise Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	146,539 USD	4,828
Hangzhou Toka Ink Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	49,916 USD	(253)
Hangzhou Toka Ink Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	28,851 USD	(163)
Harbin Boshi Automation Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	59 USD	0
Harbin Medisan Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	215,535 USD	3,009
Harbin Medisan Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	70,501 USD	953
Harbin Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40,441 USD	558
Harbin Xinguang Optic-Electronics Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	117 USD	4
HBIS Resources Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	58,153 USD	(1,346)
Hefei Department Store Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,972 USD	104
Hefei Jianghang Aircraft Equipment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	143,165 USD	2,240
Hefei Urban Construction Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	81,797 USD	(572)
Hefei Urban Construction Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	54,671 USD	(521)
Henan Carve Electronics Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	290 USD	19

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Henan Mingtai Al Industrial Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	13,741 USD	$27
Henan Pinggao Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,915 USD	934
Henan Pinggao Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	143,900 USD	3,282
Henan Yuguang Gold & Lead Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,272 USD	(13)
Henan Yuguang Gold & Lead Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,983 USD	(41)
Hengbao Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	94 USD	5
Hengdian Entertainment Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	55,160 USD	169
Hengdian Entertainment Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	98,275 USD	(504)
Hengdian Group DMEGC Magnetics Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	657 USD	14
Hengdian Group DMEGC Magnetics Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	1,252 USD	27
Hengdian Group Tospo Lighting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	166,445 USD	2,113
Hengdian Group Tospo Lighting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	77,244 USD	676
Hengxin Shambala Culture Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	93 USD	5
Hexing Electrical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	198 USD	21
Hichain Logistics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	127,732 USD	1,179
Hichain Logistics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,258 USD	(5)
Highbroad Advanced Material Hefei Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	66,085 USD	2,617
Highbroad Advanced Material Hefei Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,219 USD	1,169
Hisense Home Appliances Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	134,212 USD	446

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hisense Home Appliances Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	94,765 USD	$418
HLA Group Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	168,730 USD	1,293
HLA Group Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	137,943 USD	1,040
HNAC Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	354,904 USD	7,967
HNAC Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	219,367 USD	6,790
Holly Futures Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,043 USD	267
Holly Futures Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,777 USD	372
Hongli Zhihui Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	386,075 USD	23,154
Hongli Zhihui Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	350,729 USD	21,003
Horizon Therapeutics Plc	10/23/23	M	5.00%	Goldman Sachs International	218,064 USD	359
Horizon Therapeutics Plc	10/23/23	M	5.00%	Goldman Sachs International	6,111,567 USD	10,054
Hostess Brands, Inc.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	5,508,681 USD	(14,330)
Hoyuan Green Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	428 USD	25
Hoyuan Green Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	233 USD	14
Huadian Heavy Industries Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	154,996 USD	844
Huadian Heavy Industries Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	76,769 USD	346
Huadian Power International Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	471,056 USD	(19,800)
Huadian Power International Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	257,949 USD	(11,097)
Huafeng Power Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	243,185 USD	7,129
Huafeng Power Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	131,226 USD	3,623
Huafon Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	301,452 USD	(2,147)
Huafon Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	76,760 USD	(582)
Huafon Microfibre Shanghai Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,230 USD	1,108

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Huafon Microfibre Shanghai Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	178,697 USD	$3,640
Huaiji Dengyun Auto-Parts Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	347,669 USD	1,661
Huaiji Dengyun Auto-Parts Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	54,173 USD	223
Huaneng Power International, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	387,730 USD	(9,426)
Huaneng Power International, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	327,657 USD	(6,949)
Huangshan Novel Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	97 USD	1
Huangshan Tourism Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	137 USD	4
Huatai Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	42,437 USD	(1,311)
Huatai Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	217 USD	(7)
Huayu Automotive Systems Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	18,904 USD	112
Huayu Automotive Systems Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	93,955 USD	357
Hubei Guangji Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,255 USD	(6)
Hubei Guangji Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,051 USD	14
Hubei Huarong Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	171,459 USD	4,191
Hubei Huarong Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,503 USD	600
Hubei Huitian New Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	26,661 USD	255
Hubei Jumpcan Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	657,793 USD	16,345
Hubei Jumpcan Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	408,015 USD	14,210
Hubei Kailong Chemical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	229,474 USD	4,511
Hubei Kailong Chemical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	193,153 USD	3,659

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hubei Sanxia New Building Material Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	36,074 USD	$(61)
Hubei Sanxia New Building Material Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	41,609 USD	11
Hubei Shuanghuan Science and Technology Stock Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	64 USD	(1)
Humanwell Healthcare Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	44 USD	(1)
Hunan Aihua Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9,861 USD	36
Hunan Aihua Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	47,867 USD	451
Hunan Jiudian Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	48,960 USD	1,854
Hunan Jiudian Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,792 USD	478
Hunan Kaimeite Gases Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	50 USD	(1)
Hunan Mendale Hometextile Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	105,346 USD	3,442
Hunan Mendale Hometextile Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,626 USD	587
Hunan Resun Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,069 USD	366
Hunan Resun Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	26,057 USD	362
Hunan Sundy Science and Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,551 USD	135
Hunan Sundy Science and Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,032 USD	23
Hunan TV & Broadcast Intermediary Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	219,254 USD	30
Hunan TV & Broadcast Intermediary Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	264,334 USD	608
Hunan Valin Steel Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	291,585 USD	(8,306)
Hunan Valin Steel Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	232,951 USD	(4,773)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hunan Yussen Energy Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	98 USD	$(1)
HVSEN Biotechnology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	106 USD	0
Hwatsing Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	4,611 USD	318
Hytera Communications Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	37,850 USD	860
Hytera Communications Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	229,210 USD	7,068
IFE Elevators Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	141,699 USD	2,427
IFE Elevators Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,105 USD	373
IKD Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,704 USD	7
Industrial & Commercial Bank of China Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	360,628 USD	(1,045)
Industrial & Commercial Bank of China Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,901 USD	(157)
Industrial Securities Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	28,182 USD	33
Industrial Securities Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	156,546 USD	(2)
INKON Life Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	44,803 USD	(134)
INKON Life Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,180 USD	(9)
Inner Mongolia Dazhong Mining Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	558,409 USD	(1,187)
Inner Mongolia Dazhong Mining Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	381,988 USD	(676)
Inner Mongolia Dian Tou Energy Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,348 USD	11
Inner Mongolia Dian Tou Energy Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	199,831 USD	(705)
Insigma Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	1 USD	0
Intco Medical Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	331,646 USD	1,888

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Intco Medical Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	123,910 USD	$324
Invengo Information Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,855 USD	607
Invengo Information Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,209 USD	97
IRICO Display Devices Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	264,081 USD	6,011
IRICO Display Devices Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	125,751 USD	2,522
iRobot Corp.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	643,845 USD	10,006
iRobot Corp.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	311,174 USD	4,836
J.P. Morgan US Short Index Swap - JPOSSVV1	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	6,624,198 USD	(979)
JA Solar Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	340,316 USD	14,453
JA Solar Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	217,263 USD	8,977
Jade Bird Fire Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	121,643 USD	1,343
Jangho Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	300,245 USD	(3,311)
Jangho Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	145,025 USD	(1,571)
JCHX Mining Management Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,516 USD	(64)
JCHX Mining Management Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	161,671 USD	362
Jiahe Foods Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	206,510 USD	1,467
Jiahe Foods Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	80,870 USD	596
Jiangling Motors Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	222,583 USD	2,406
Jiangling Motors Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	236,492 USD	3,912
Jiangshan Oupai Door Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	201,764 USD	(4,524)
Jiangshan Oupai Door Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	138,822 USD	(4,429)
Jiangsu Apon Medical Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	74,784 USD	1,185

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Apon Medical Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,882 USD	$143
Jiangsu Asia-Pacific Light Alloy Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	79 USD	1
Jiangsu Boiln Plastics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	56,079 USD	215
Jiangsu Boiln Plastics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,381 USD	15
Jiangsu Bojun Industrial Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	258 USD	64
Jiangsu Canlon Building Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	113,409 USD	(2,041)
Jiangsu Canlon Building Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	50,822 USD	(1,013)
Jiangsu Changbao Steeltube Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	53,627 USD	746
Jiangsu Changbao Steeltube Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	70 USD	2
Jiangsu Changqing Agrochemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,366 USD	183
Jiangsu Changqing Agrochemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	122,487 USD	293
Jiangsu Dingsheng New Energy Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	254,729 USD	2,183
Jiangsu Dingsheng New Energy Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	131,989 USD	892
Jiangsu Eastern Shenghong Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	31,681 USD	103
Jiangsu Eastern Shenghong Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,331 USD	(11)
Jiangsu Guomao Reducer Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16,999 USD	1,200
Jiangsu Guoxin Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	43,398 USD	(94)
Jiangsu Guoxin Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	120,811 USD	(181)
Jiangsu Hanvo Safety Product Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	101 USD	2

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Jibeier Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	349 USD	$19
Jiangsu Liba Enterprise JSC Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,891 USD	974
Jiangsu Liba Enterprise JSC Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	109,449 USD	4,459
Jiangsu Luokai Mechanical & Electrical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	162 USD	(1)
Jiangsu New Energy Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	151 USD	0
Jiangsu Phoenix Publishing & Media Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	237,293 USD	7,344
Jiangsu Phoenix Publishing & Media Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	147,297 USD	3,646
Jiangsu Rainbow Heavy Industries Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	242,699 USD	9,186
Jiangsu Rainbow Heavy Industries Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	133,793 USD	6,118
Jiangsu Rongtai Industry Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	165 USD	(1)
Jiangsu Safety Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33 USD	(1)
Jiangsu Shemar Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	370,010 USD	7,355
Jiangsu Shemar Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	153,415 USD	3,175
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51,345 USD	631
Jiangsu Tongli Risheng Machinery Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	50,965 USD	55
Jiangsu Tongli Risheng Machinery Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	52,262 USD	127
Jiangsu Tongling Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	257,317 USD	10,068
Jiangsu Tongling Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	160,117 USD	5,489
Jiangsu Tongxingbao Intelligent Transportation Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	35,103 USD	210

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Tongxingbao Intelligent Transportation Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,657 USD	$172
Jiangsu Wujin Stainless Steel Pipe Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	193 USD	3
Jiangsu Wujin Stainless Steel Pipe Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	(43) USD	(1)
Jiangsu Yangnong Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	282 USD	1
Jiangsu Yangnong Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	282 USD	1
Jiangsu Yueda Investment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	84,642 USD	914
Jiangsu Yueda Investment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	176,927 USD	1,835
Jiangsu Yunyi Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,625 USD	320
Jiangsu Yunyi Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	14,173 USD	499
Jiangsu Yunyong Electronics & Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	693 USD	15
Jiangsu Yuxing Film Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,697 USD	(2)
Jiangsu Zhongchao Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,489 USD	503
Jiangsu Zhongchao Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	121,744 USD	2,612
Jiangxi Changyun Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	162,341 USD	4,700
Jiangxi Changyun Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	133,130 USD	3,658
Jiangxi Copper Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	111 USD	(3)
Jiangxi GETO New Materials Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	56,639 USD	(1,138)
Jiangxi GETO New Materials Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9,931 USD	(227)
Jiangxi Guotai Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	379,621 USD	6,328
Jiangxi Guotai Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	307,016 USD	5,292

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangxi Huangshanghuang Group Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,575 USD	$147
Jiangxi Huangshanghuang Group Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	37,095 USD	432
Jiangxi Jovo Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	129 USD	2
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	48,034 USD	524
Jiangxi Synergy Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	96 USD	2
Jiangyin Haida Rubber and Plastic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,405 USD	93
Jiangyin Haida Rubber and Plastic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,562 USD	24
Jiangyin Hengrun Heavy Industries Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	120 USD	11
Jiangyin Pivot Automotive Products Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	15,815 USD	802
Jiangzhong Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	246 USD	10
Jianmin Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	207,092 USD	5,249
Jianmin Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	238,754 USD	6,255
Jilin Aodong Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	115 USD	3
Jinan Shengquan Group Share Holding Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	142 USD	1
Jinduicheng Molybdenum Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	107,613 USD	590
Jinduicheng Molybdenum Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	193,364 USD	703
JinFu Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,382 USD	104

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
JinFu Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,812 USD	$26
Jinling Hotel Corp., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	35 USD	1
Jinling Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,631 USD	603
Jinling Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	153,771 USD	2,251
Jinyu Bio-Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	20 USD	0
Jinzai Food Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	14 USD	0
Jinzhou Yongshan Lithium Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	45 USD	(2)
Jinzhou Yongshan Lithium Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16 USD	(1)
Jiu Sheng Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	28,413 USD	69
Jiu Sheng Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	3,369 USD	10
Jiujiang Shanshui Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,635 USD	180
Joinn Laboratories China Co., Ltd.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	62 USD	3
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,581 USD	40
JRC Co., Ltd.	10/23/23	M	5.50%	Morgan Stanley Capital Services LLC	260,111 JPY	11,358
Jushri Technologies, Inc.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	130 USD	13
Kahoot! ASA	10/23/23	M	5.50%	JPMorgan Chase Bank, N.A.	719,409 NOK	14,243
Kailong High Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	41,533 USD	20
Kailong High Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16,796 USD	29
Kairuide Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,001 USD	47
Kairuide Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,531 USD	19
Keeson Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	14,812 USD	(126)
Keeson Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	77,351 USD	111
Kehua Data Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	27,608 USD	713

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Keshun Waterproof Technologies Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	34,469 USD	$(69)
Keshun Waterproof Technologies Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	29,012 USD	(75)
Kingfa Sci & Tech Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	1,860 USD	0
KTK Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	225,620 USD	3,430
KTK Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	115,798 USD	1,719
Kuang-Chi Technologies Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51,275 USD	917
Lakala Payment Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	194,580 USD	658
Lakala Payment Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	153,223 USD	423
Lakeland BanCorp, Inc.	10/23/23	M	5.00%	Goldman Sachs International	417,308 USD	(330)
Lakeland BanCorp, Inc.	10/23/23	M	5.00%	Goldman Sachs International	571,192 USD	(452)
Lancy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	41,560 USD	29
Lancy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	26,371 USD	33
Lens Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,469 USD	53
Lens Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,004 USD	208
Lepu Medical Technology Beijing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	457,795 USD	11,663
Lepu Medical Technology Beijing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	239,730 USD	5,908
Lets Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,162 USD	22
Lets Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,516 USD	0
Leyard Optoelectronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	41,120 USD	1,256
Leyard Optoelectronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,091 USD	316
Lianhe Chemical Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	43,663 USD	239
Liaoning Fu-An Heavy Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	137,109 USD	(790)
Liaoning Fu-An Heavy Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	21,433 USD	(119)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Liaoning He Eye Hospital Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	54,907 USD	$798
Liaoning He Eye Hospital Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	41,466 USD	676
Lifecome Biochemistry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	69,608 USD	171
Lifecome Biochemistry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	31,051 USD	127
Ligao Foods Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	68,867 USD	(24)
Ligao Foods Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	65,491 USD	(134)
Lihe Technology Hunan Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	683 USD	38
Lihe Technology Hunan Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	171 USD	9
Lily Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,859 USD	(534)
Lily Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,789 USD	(83)
Linewell Software Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	48 USD	3
Lingyi iTech Guangdong Co.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	184,455 USD	4,827
Lingyi iTech Guangdong Co.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	205,109 USD	3,124
Liuzhou Iron & Steel Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	279,685 USD	(11,087)
Liuzhou Iron & Steel Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	269,332 USD	(10,821)
Loctek Ergonomic Technology Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	44,395 USD	972
Longshine Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	165,377 USD	(657)
Longshine Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	75,677 USD	(301)
Longyan Kaolin Clay Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	31,793 USD	14
Longyan Kaolin Clay Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40,994 USD	66
Luoyang Jianlong Micro-Nano New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,018 USD	17
Luoyang North Glass Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	368,215 USD	9,398
Luoyang North Glass Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	325,068 USD	8,352
Luxshare Precision Industry Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	271 USD	(1)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Luyan Pharma Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	125 USD	$7
Luyin Investment Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	231,544 USD	1,255
Luyin Investment Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	141,007 USD	622
Luzhou Laojiao Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	24,404 USD	(674)
Mango Excellent Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40,526 USD	947
Marssenger Kitchenware Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	14,056 USD	65
Marssenger Kitchenware Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	14,109 USD	12
Maxvision Technology Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	81,559 USD	2,151
Maxvision Technology Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	199,958 USD	4,244
Medicalsystem Biotechnology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,395 USD	353
Medicalsystem Biotechnology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	155,681 USD	1,349
Mega-info Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,467 USD	(162)
Mega-info Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,474 USD	(44)
MeiG Smart Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	69 USD	3
Meihua Holdings Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	156,141 USD	328
Meihua Holdings Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	80,643 USD	226
Meinian Onehealth Healthcare Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,705 USD	11
Memsensing Microsystems Suzhou China Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,176 USD	12
Metallurgical Corp. of China Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,021 USD	278
Metallurgical Corp. of China Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	165,638 USD	1,280
Mingchen Health Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	365,655 USD	(2,723)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Mingchen Health Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	187,228 USD	$(1,156)
Mingyue Optical Lens Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	402 USD	6
Miracll Chemicals Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	15,334 USD	(7)
Miracll Chemicals Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,279 USD	(2)
MLS Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	44,133 USD	469
Monalisa Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	197,225 USD	(4,822)
Monalisa Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	103,189 USD	(2,505)
MS Alpha Swap	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	165,462 USD	86,114
MS Alpha Swap	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	219,034,199 USD	786,027
MS Alpha Swap	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	144,077,422 USD	2,746,189
MYS Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,504 USD	125
MYS Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,671 USD	343
Nanfang Zhongjin Environment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,370 USD	919
Nanfang Zhongjin Environment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	164,342 USD	1,836
Nanhua Futures Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	386,905 USD	7,328
Nanhua Futures Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	330,391 USD	6,532
Nanjing Baose Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,095 USD	265
Nanjing Cosmos Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,252 USD	250
Nanjing Iron & Steel Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,123 USD	(176)
Nanjing Julong Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	21,215 USD	249
Nanjing Julong Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	48,459 USD	460
Nanjing Port Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,038 USD	8

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nanjing Shenghang Shipping Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	35,135 USD	$7
Nanjing Shenghang Shipping Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,859 USD	(20)
Nanjing Textiles Import & Export Corp., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	2,271 USD	18
Nanjing Textiles Import & Export Corp., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	349 USD	3
Nanjing Vishee Medical Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	3,765 USD	(19)
Nanjing Vishee Medical Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	15,039 USD	(53)
Nanjing Xinjiekou Department Store Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,891 USD	(4)
Nanjing Xinjiekou Department Store Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,562 USD	98
Nantong Haixing Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	57 USD	0
Nantong Jianghai Capacitor Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	359,114 USD	(1,548)
Nantong Jianghai Capacitor Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	211,902 USD	(1,637)
National Instruments Corp.	10/23/23	M	5.00%	Goldman Sachs International	2,437,456 USD	3,685
National Instruments Corp.	10/23/23	M	5.00%	Goldman Sachs International	3,683,419 USD	5,569
New China Life Insurance Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	179,821 USD	(311)
New China Life Insurance Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	242,541 USD	(1,010)
New Dazheng Property Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,359 USD	119
New Dazheng Property Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,720 USD	29

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
New Hope Dairy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	58,807 USD	$(663)
New Hope Dairy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,407 USD	(269)
New Relic, Inc.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	12,957,325 USD	40,990
Newland Digital Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,823 USD	739
NextGen Healthcare, Inc.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	3,247,887 USD	11,476
Ningbo David Medical Device Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	27,659 USD	213
Ningbo David Medical Device Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	133,497 USD	1,528
Ningbo Energy Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	810 USD	8
Ningbo Homelink Eco-iTech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	95 USD	0
Ningbo Huaxiang Electronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	47,685 USD	538
Ningbo Huaxiang Electronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	278,646 USD	2,881
Ningbo Jintian Copper Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	335,356 USD	(1,219)
Ningbo Jintian Copper Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	240,671 USD	(684)
Ningbo Marine Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	60,683 USD	11
Ningbo Marine Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	65,480 USD	156
Ningbo Menovo Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	179 USD	22
Ningbo Runhe High-Tech Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,271 USD	244
Ningbo Shimao Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,188 USD	139
Ningbo Shimao Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9,802 USD	87
Ningbo Solartron Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,529 USD	52

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningbo Sunrise Elc Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	159,571 USD	$4,284
Ningbo Sunrise Elc Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,828 USD	791
Ningbo Tianyi Medical Appliance Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,434 USD	355
Ningbo Tianyi Medical Appliance Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	84,143 USD	351
Ningxia Jiaze New Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	205,669 USD	3,841
Ningxia Jiaze New Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	83,729 USD	1,583
Northeast Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	127,965 USD	(2,491)
Northking Information Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	101,475 USD	558
Northking Information Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	38,777 USD	195
NOVA Technology Corp., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	287 USD	5
NSFOCUS Technologies Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,981 USD	97
NSFOCUS Technologies Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,788 USD	140
Ocean’s King Lighting Science & Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	399,151 USD	14,877
Ocean’s King Lighting Science & Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	262,120 USD	8,436
Offshore Oil Engineering Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	58,936 USD	(27)
Offshore Oil Engineering Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	127,926 USD	1,337
OFILM Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	571,643 USD	48,374
OFILM Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	291,856 USD	23,720

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
OKE Precision Cutting Tools Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	490 USD	$34
Olympic Circuit Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	162 USD	9
Oppein Home Group, Inc.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	13,769 USD	(37)
Opple Lighting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	106,702 USD	622
Opple Lighting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	49,091 USD	315
Orient Securities Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	80 USD	0
Oriental Pearl Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	80 USD	2
Origin Energy Ltd.	10/23/23	M	3.50%	Goldman Sachs International	3,215,679 AUD	29,639
Origin Energy Ltd.	10/23/23	M	3.50%	Goldman Sachs International	4,401,872 AUD	40,572
Orinko Advanced Plastics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51,663 USD	901
Orinko Advanced Plastics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	174,665 USD	3,279
Pansoft Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,105 USD	(98)
Pansoft Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,557 USD	(53)
People’s Insurance Co. Group of China Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	389,474 USD	(4,813)
People’s Insurance Co. Group of China Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	322,038 USD	(4,503)
PetroChina Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,914 USD	(88)
PetroChina Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	124,182 USD	(178)
PNM Resources, Inc.	10/23/23	M	5.00%	Goldman Sachs International	4,829,224 USD	(25,842)
PNM Resources, Inc.	10/23/23	M	5.00%	Goldman Sachs International	6,610,576 USD	(35,374)
Poly Developments and Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	530,179 USD	(17,024)
Poly Developments and Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	359,671 USD	(9,173)
Poly Union Chemical Holding Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	320,508 USD	5,866
Poly Union Chemical Holding Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	308,698 USD	6,165
Postal Savings Bank of China Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	379,213 USD	(2,723)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Postal Savings Bank of China Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	128,393 USD	$(674)
Primeton Information Technologies, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	321 USD	(1)
Proya Cosmetics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16,265 USD	(129)
Pulike Biological Engineering, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	284 USD	(7)
Qianhe Condiment and Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,722 USD	869
Qianhe Condiment and Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	109 USD	5
Qifeng New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16 USD	1
Qijing Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	67,022 USD	1,652
Qijing Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	150,424 USD	2,581
Qingdao Baheal Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,269 USD	25
Qingdao Baheal Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,777 USD	11
Qingdao Citymedia Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40,741 USD	875
Qingdao Doublestar Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,059 USD	377
Qingdao Doublestar Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16,156 USD	177
Qingdao Gaoce Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	514 USD	52
Qingdao Richen Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,704 USD	4
Qingdao Richen Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,113 USD	55
Qingdao Rural Commercial Bank Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,703 USD	(105)
Qingdao Rural Commercial Bank Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	74,345 USD	(431)
Qingdao Sentury Tire Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,081 USD	(4)
Qingdao Topscomm Communication, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	276,817 USD	18,724
Qingdao Topscomm Communication, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	43,160 USD	3,047
Qingdao Victall Railway Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	137,693 USD	3,471

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qingdao Vland Biotech, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	17,146 USD	$80
Qingdao Vland Biotech, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	70,486 USD	218
Qingdao Zhongzi Zhongcheng Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,393 USD	(3)
Queclink Wireless Solutions Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	120 USD	5
Raytron Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	21,837 USD	368
Raytron Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	143,045 USD	1,934
RB Global, Inc.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	0 USD	39
Red Avenue New Materials Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	50,912 USD	5,257
Red Star Macalline Group Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	14,812 USD	108
Red Star Macalline Group Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6 USD	0
Renhe Pharmacy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,738 USD	1,174
Repsol SA	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	256,504 EUR	(1,300)
Richinfo Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	31,995 USD	344
Richinfo Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	136,266 USD	1,602
Risen Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	35,810 USD	946
Risen Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	386,342 USD	5,195
RiseSun Real Estate Development Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	23,099 USD	278
Riyue Heavy Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	79,532 USD	5,042
Rizhao Port Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,209 USD	(227)
Rizhao Port Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	180,591 USD	(1,348)
Rongsheng Petrochemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	356,959 USD	(184)
Rongsheng Petrochemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	186,293 USD	(78)
Runjian Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	145 USD	3
SAIC Motor Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	68,552 USD	(64)
Sailun Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,008 USD	889
Sangfor Technologies, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	113,449 USD	249

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sangfor Technologies, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	59,895 USD	$148
Sanhe Tongfei Refrigeration Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	347 USD	5
Sansteel Minguang Co., Ltd. Fujian	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,609 USD	(19)
Sansteel Minguang Co., Ltd. Fujian	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,561 USD	(3)
Sanxiang Advanced Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	54 USD	1
Sany Heavy Industry Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	18,928 USD	(1)
Satellite Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	490,443 USD	(6,451)
Satellite Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	189,229 USD	(2,290)
SDIC Capital Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	61 USD	0
Seagen, Inc.	10/23/23	M	5.00%	Goldman Sachs International	3,240,942 USD	90,449
Seagen, Inc.	10/23/23	M	5.00%	Goldman Sachs International	5,319,909 USD	148,470
Seazen Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	72,091 USD	109
Seazen Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	72,325 USD	(125)
Seibu Giken Co., Ltd.	10/23/23	M	5.50%	Morgan Stanley Capital Services LLC	401,729 USD	1,122
Servyou Software Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	405,781 USD	5,291
Servyou Software Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	356,344 USD	4,677
SG Micro Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	154,235 USD	(910)
SG Micro Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	96,370 USD	(542)
Shaanxi Coal Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	222,895 USD	(3,519)
Shaanxi Coal Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	116,814 USD	(1,905)
Shaanxi Construction Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	57 USD	(1)
Shaanxi Sirui Advanced Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	42,102 USD	827
Shaanxi Sirui Advanced Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	50,477 USD	849

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shan Xi Hua Yang New Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	38,398 USD	$180
Shan Xi Hua Yang New Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,964 USD	29
Shandong Bailong Chuangyuan Bio-Tech Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	2,331 USD	7
Shandong Bohui Paper Industrial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	388,402 USD	(1,886)
Shandong Bohui Paper Industrial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	128,606 USD	(427)
Shandong Head Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	11,514 USD	220
Shandong Hi-speed Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51,448 USD	114
Shandong Huifa Foodstuff Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	31,110 USD	(169)
Shandong Huifa Foodstuff Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16,166 USD	(64)
Shandong Jinling Mining Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,705 USD	274
Shandong Jinling Mining Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	17,101 USD	212
Shandong Linglong Tyre Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	375,890 USD	1,630
Shandong Linglong Tyre Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	352,642 USD	152
Shandong Link Science and Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	121,316 USD	1,278
Shandong Link Science and Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,447 USD	76
Shandong Longertek Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	209,209 USD	69
Shandong Longertek Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,200 USD	45
Shandong Longquan Pipe Industry Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	82,789 USD	2,435
Shandong Longquan Pipe Industry Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	13,050 USD	207
Shandong Lukang Pharma	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,100 USD	392

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Lukang Pharma	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	177,668 USD	$767
Shandong Minhe Animal Husbandry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	156 USD	(3)
Shandong Nanshan Fashion Sci-tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,921 USD	1
Shandong Nanshan Fashion Sci-tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9,843 USD	6
Shandong Pharmaceutical Glass Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	484,402 USD	7,469
Shandong Pharmaceutical Glass Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	422,062 USD	4,989
Shandong Publishing & Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,230 USD	265
Shandong Publishing & Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	18,738 USD	625
Shandong Sacred Sun Power Sources Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,231 USD	(27)
Shandong Sacred Sun Power Sources Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,083 USD	1
Shandong Shanda Oumasoft Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	209,355 USD	21,555
Shandong Shanda Oumasoft Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	116,170 USD	10,901
Shandong Sinocera Functional Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	124,088 USD	(3,603)
Shandong Sinocera Functional Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	27,355 USD	(789)
Shandong Sito Biotechnology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	118,469 USD	1,594
Shandong Sito Biotechnology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	152,079 USD	2,711
Shandong Sunway Chemical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	237,470 USD	1,705
Shandong Sunway Chemical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	119,438 USD	673

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Xiantan Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	58,217 USD	$20
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	26,164 USD	(26)
Shandong Yulong Gold Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51,289 USD	1,863
Shandong Zhangqiu Blower Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51,450 USD	957
Shanghai Acrel Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	55,011 USD	(464)
Shanghai Acrel Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	28,675 USD	(296)
Shanghai Aiko Solar Energy Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	224 USD	29
Shanghai Allist Pharmaceuticals Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	746 USD	110
Shanghai Anlogic Infotech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,174 USD	102
Shanghai Awinic Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	1,284 USD	(63)
Shanghai Bairun Investment Holding Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	591,185 USD	(6,616)
Shanghai Bairun Investment Holding Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	239,332 USD	(2,484)
Shanghai Baosight Software Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	387,711 USD	1,364
Shanghai Baosight Software Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	358,533 USD	1,197
Shanghai Baosteel Packaging Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	8,932 USD	4
Shanghai Baosteel Packaging Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	1,368 USD	1
Shanghai Chinafortune Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62,966 USD	(97)
Shanghai Daimay Automotive Interior Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	41,349 USD	26
Shanghai Daimay Automotive Interior Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	35,115 USD	246
Shanghai Electric Power Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	115,527 USD	(1,617)
Shanghai Electric Power Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,817 USD	(110)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Friendess Electronic Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	129,175 USD	$572
Shanghai Friendess Electronic Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	124,865 USD	614
Shanghai Ganglian E-Commerce Holdings Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	234 USD	11
Shanghai Hanbell Precise Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	331,011 USD	13,495
Shanghai Hanbell Precise Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	165,636 USD	6,831
Shanghai Haohai Biological Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,536 USD	14
Shanghai Huace Navigation Technology Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	59 USD	1
Shanghai Huace Navigation Technology Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	238 USD	3
Shanghai Huafon Aluminium Corp.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	22,803 USD	239
Shanghai Huafon Aluminium Corp.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	35,173 USD	437
Shanghai International Port Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	76,901 USD	(752)
Shanghai International Port Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,976 USD	(130)
Shanghai Jinfeng Wine Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	28 USD	0
Shanghai Jinjiang International Hotels Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,239 USD	133
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	41,989 USD	(505)
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	128 USD	(2)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Laimu Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	59 USD	$1
Shanghai Lily & Beauty Cosmetics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	226,616 USD	9,383
Shanghai Lily & Beauty Cosmetics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	90,824 USD	3,780
Shanghai LongYun Cultural Creation & Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,929 USD	621
Shanghai LongYun Cultural Creation & Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	86,296 USD	980
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	59 USD	(1)
Shanghai Luoman Lighting Technologies, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	206 USD	18
Shanghai M&G Stationery, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	142,785 USD	(864)
Shanghai M&G Stationery, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,475 USD	(141)
Shanghai Mechanical and Electrical Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	47,958 USD	1,494
Shanghai Mechanical and Electrical Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	128,420 USD	1,822
Shanghai Model Organisms Center, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9,682 USD	299
Shanghai Model Organisms Center, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	52,093 USD	583
Shanghai Newtouch Software Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,513 USD	3,311
Shanghai Newtouch Software Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,814 USD	204
Shanghai Pharmaceuticals Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	377,902 USD	6,867
Shanghai Pharmaceuticals Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	344,763 USD	6,240

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Pret Composites Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	378,934 USD	$538
Shanghai Pret Composites Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	155,540 USD	(205)
Shanghai Rongtai Health Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,368 USD	83
Shanghai Rongtai Health Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,968 USD	484
Shanghai Rural Commercial Bank Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,419 USD	(67)
Shanghai Rural Commercial Bank Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,519 USD	(284)
Shanghai Serum Bio-technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,836 USD	263
Shanghai Serum Bio-technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,594 USD	201
Shanghai Shyndec Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62,304 USD	1,331
Shanghai Sinotec Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	154,344 USD	9,346
Shanghai Sinotec Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,420 USD	1,422
Shanghai SK Petroleum & Chemical Equipment Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	173,583 USD	3,216
Shanghai SK Petroleum & Chemical Equipment Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	173,339 USD	3,708
Shanghai SMI Holding Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	42 USD	0
Shanghai Smith Adhesive New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	38,057 USD	(45)
Shanghai Smith Adhesive New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,202 USD	1
Shanghai STEP Electric Corp.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	16 USD	1
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,542 USD	15

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	163,842 USD	$247
Shanghai Wanye Enterprises Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	64,996 USD	772
Shanghai Weihong Electronic Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	159 USD	24
Shanghai Welltech Automation Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	43,243 USD	2,222
Shanghai Welltech Automation Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,782 USD	363
Shanghai Xinhua Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62,047 USD	1,985
Shanghai Xinhua Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	60,601 USD	1,948
Shanghai Yaohua Pilkington Glass Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51,685 USD	(238)
Shanghai Yaohua Pilkington Glass Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,055 USD	(45)
Shanghai Yaoji Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,646 USD	1,398
Shanghai Yaoji Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	71,456 USD	(8)
Shanghai Yongli Belting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9,232 USD	83
Shanghai Yongli Belting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	37,021 USD	77
Shanghai Zhongzhou Special Alloy Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	31,976 USD	350
Shanghai Zhongzhou Special Alloy Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,197 USD	54
Shanghai Zijiang Enterprise Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	39,436 USD	(29)
Shanghai Zijiang Enterprise Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	20,966 USD	(12)
Shanxi Huaxiang Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	15,820 USD	(17)
Shanxi Huaxiang Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	2,114 USD	4

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanxi Huhua Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	303,567 USD	$5,312
Shanxi Huhua Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	134,421 USD	2,484
Shanxi Lu’an Environmental Energy Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16 USD	0
Sharetronic Data Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,903 USD	300
Sharetronic Data Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	21,418 USD	3,846
Shenergy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,035 USD	(303)
Shenergy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	87 USD	(1)
Shenglan Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	453,764 USD	14,874
Shenglan Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	316,761 USD	10,698
Shengtak NewMaterial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	82,972 USD	1,535
Shengtak NewMaterial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,926 USD	471
Shenke Slide Bearing Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	214,478 USD	3,709
Shenke Slide Bearing Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,456 USD	600
Shennan Circuits Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	181,947 USD	2,158
Shennan Circuits Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	163,145 USD	910
Shenzhen Absen Optoelectronic Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	283,377 USD	16,467
Shenzhen Absen Optoelectronic Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	138,675 USD	7,680
Shenzhen Airport Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	368 USD	4
Shenzhen Aisidi Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,778 USD	(4)
Shenzhen Capol International & Associates Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	205,505 USD	(1,478)
Shenzhen Capol International & Associates Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,845 USD	(241)
Shenzhen Cheng Chung Design Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,652 USD	463

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Cheng Chung Design Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,301 USD	$100
Shenzhen Clou Electronics Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	10 USD	0
Shenzhen Crastal Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	68 USD	1
Shenzhen Deren Electronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	381,676 USD	17,551
Shenzhen Deren Electronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	209,067 USD	9,543
Shenzhen Energy Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	117,404 USD	(444)
Shenzhen Energy Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	188,663 USD	(164)
Shenzhen Etmade Automatic Equipment Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	27,068 USD	105
Shenzhen Etmade Automatic Equipment Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	14,274 USD	76
Shenzhen Everwin Precision Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	26 USD	2
Shenzhen Farben Information Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	48,161 USD	640
Shenzhen Fine Made Electronics Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	41,513 USD	74
Shenzhen Friendcom Technology Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	139,764 USD	4,236
Shenzhen Friendcom Technology Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	104,007 USD	3,749
Shenzhen Gas Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	132,078 USD	1,071
Shenzhen Genvict Technologies Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62 USD	2
Shenzhen H&T Intelligent Control Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	485,317 USD	7,650
Shenzhen H&T Intelligent Control Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	370,156 USD	4,984

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Hello Tech Energy Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	12,661 USD	$(13)
Shenzhen Hello Tech Energy Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	5,422 USD	(1)
Shenzhen Hemei Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	59,030 USD	933
Shenzhen Hemei Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	17,113 USD	214
Shenzhen Hopewind Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	529,163 USD	19,859
Shenzhen Hopewind Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	389,171 USD	17,080
Shenzhen Huakong SEG Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	20,245 USD	77
Shenzhen Huakong SEG Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	2,987 USD	18
Shenzhen Huaqiang Industry Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	77 USD	0
Shenzhen Huijie Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	166,783 USD	4,859
Shenzhen Huijie Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	318,292 USD	9,487
Shenzhen Jasic Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	364,549 USD	15,110
Shenzhen Jasic Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	331,829 USD	13,724
Shenzhen Jieshun Science And Technology Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	80,699 USD	1,896
Shenzhen Jieshun Science And Technology Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	39,595 USD	587
Shenzhen Jingquanhua Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	145 USD	2
Shenzhen Jufei Optoelectronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,259 USD	938
Shenzhen Kaifa Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	74,572 USD	1,063
Shenzhen King Explorer Science & Technology Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	102,760 USD	(61)
Shenzhen King Explorer Science & Technology Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,641 USD	(53)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	59 USD	$(1)
Shenzhen Kinwong Electronic Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	4,027 USD	84
Shenzhen Kinwong Electronic Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	5,539 USD	111
Shenzhen L&A Design Holding Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,192 USD	1,784
Shenzhen L&A Design Holding Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	9,406 USD	269
Shenzhen Laibao Hi-tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	72,992 USD	2,387
Shenzhen Laibao Hi-tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	75,343 USD	2,237
Shenzhen Liantronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	495,708 USD	14,107
Shenzhen Liantronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	269,303 USD	8,070
Shenzhen Longood Intelligent Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,443 USD	215
Shenzhen Longood Intelligent Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	28,406 USD	442
Shenzhen Magic Design & Decoration Engineering Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,606 USD	276
Shenzhen Magic Design & Decoration Engineering Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,625 USD	45
Shenzhen Microgate Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	461,277 USD	25,410
Shenzhen Microgate Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	168,275 USD	9,626
Shenzhen Minglida Precision Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	358 USD	(1)
Shenzhen MTC Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	317,835 USD	(1,557)
Shenzhen MTC Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	269,568 USD	(1,236)
Shenzhen New Nanshan Holding Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	65,490 USD	(1,014)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Overseas Chinese Town Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	66,487 USD	$(582)
Shenzhen Properties & Resources Development Group Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,048 USD	125
Shenzhen Properties & Resources Development Group Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	27,068 USD	85
Shenzhen Salubris Pharmaceuticals Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	4 USD	0
Shenzhen SC New Energy Technology Corp.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	53,698 USD	373
Shenzhen Senior Technology Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	261,420 USD	908
Shenzhen Senior Technology Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	145,669 USD	508
Shenzhen Sine Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,848 USD	1,857
Shenzhen Sine Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	98,484 USD	1,261
Shenzhen Sinexcel Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	55 USD	4
Shenzhen Sinovatio Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	292,923 USD	40,116
Shenzhen Sinovatio Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	191,930 USD	25,979
Shenzhen Sunlord Electronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	45,175 USD	2,075
Shenzhen Tagen Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	79,360 USD	(1,039)
Shenzhen Topband Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	154,012 USD	(3,885)
Shenzhen Topband Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	183,538 USD	(4,537)
Shenzhen TVT Digital Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	375,056 USD	21,545
Shenzhen TVT Digital Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	187,786 USD	10,281

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen TXD Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	460,387 USD	$14,188
Shenzhen TXD Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	253,617 USD	9,092
Shenzhen Weiguang Biological Products Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	244,634 USD	4,569
Shenzhen Weiguang Biological Products Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	100,813 USD	2,484
Shenzhen Woer Heat-Shrinkable Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	280,878 USD	7,723
Shenzhen Woer Heat-Shrinkable Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	332,434 USD	9,676
Shenzhen Wote Advanced Materials Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	29,895 USD	18
Shenzhen Wote Advanced Materials Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	15,801 USD	35
Shenzhen Xinhao Photoelectricity Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	35,266 USD	509
Shenzhen Xinhao Photoelectricity Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,563 USD	169
Shenzhen Xinyichang Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,100 USD	18
Shenzhen Yan Tian Port Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,407 USD	(8)
Shenzhen Yan Tian Port Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	15,156 USD	(6)
Shenzhen Yinghe Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	162 USD	22
Shenzhen Ysstech Info-tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,719 USD	(98)
Shenzhen Ysstech Info-tech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	178,677 USD	564
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	362,252 USD	163

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	216,913 USD	$(168)
Shijiazhuang Kelin Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	173 USD	3
Shinva Medical Instrument Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	455,168 USD	8,723
Shinva Medical Instrument Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	388,171 USD	7,473
Shuangliang Eco-Energy Systems Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	15,152 USD	35
Sichuan Dowell Science and Technology, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	28,810 USD	720
Sichuan Dowell Science and Technology, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	120,349 USD	1,126
Sichuan EM Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	406,125 USD	30,418
Sichuan EM Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	371,272 USD	27,566
Sichuan Expressway Co., Ltd.	10/23/23	M	4.03%	JPMorgan Chase Bank, N.A.	239,867 USD	(2,463)
Sichuan Expressway Co., Ltd.	10/23/23	M	4.03%	JPMorgan Chase Bank, N.A.	253,516 USD	(1,876)
Sichuan Goldstone Asia Pharmaceutical, Inc.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	33 USD	0
Sichuan Hexie Shuangma Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	4,275 USD	24
Sichuan Jiuzhou Electric Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	76 USD	(3)
Sichuan Road and Bridge Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,263 USD	171
Sichuan Road and Bridge Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,112 USD	89
Sieyuan Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	67,469 USD	3,287
Silvery Dragon Prestressed Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	155,654 USD	2,023
Silvery Dragon Prestressed Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	48,205 USD	634
Simei Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	321,736 USD	11,476
Simei Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	117,973 USD	4,386

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sineng Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	313 USD	$17
Sino Medical Sciences Technology, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	85 USD	11
Sinoma International Engineering Co.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	35,453 USD	530
Sinoma International Engineering Co.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	194,398 USD	1,918
Sinoma Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	342,301 USD	2,803
Sinoma Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	359,794 USD	3,044
Sinomach Precision Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62,546 USD	265
Sinomach Precision Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,955 USD	153
Sinopec Oilfield Equipment Corp.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	303,106 USD	12,007
Sinopec Oilfield Equipment Corp.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	158,191 USD	6,745
Sinosun Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,576 USD	149
Sinosun Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	837 USD	22
Sinotrans Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	16,458 USD	9
Sinotruk Jinan Truck Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	200,253 USD	563
Sinotruk Jinan Truck Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	69,050 USD	308
SI-TECH Information Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	52 USD	3
Skshu Paint Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	214,996 USD	(2,952)
Skshu Paint Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	112,070 USD	(1,460)
Smo Clinplus Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	414 USD	49
Solareast Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,579 USD	(1)
Solareast Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,520 USD	(2)
Songcheng Performance Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,206 USD	388
Songz Automobile Air Conditioning Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,240 USD	189
Songz Automobile Air Conditioning Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,166 USD	100

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sovos Brands, Inc.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	8,374 USD	$15
Splunk, Inc.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	9,877,122 USD	102,832
Spring Airlines Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	743 USD	(24)
Square Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51,106 USD	255
Square Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	44,322 USD	268
Stanley Agricultural Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	102,135 USD	(104)
Stanley Agricultural Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	121,249 USD	430
State Power Rixin Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	2,346 USD	(23)
Sumec Corp., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	30,306 USD	(115)
Sumec Corp., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	46,975 USD	(348)
Sunflower Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	116 USD	8
Suning Universal Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	20 USD	0
Sunlour Pigment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	140 USD	(2)
Sunrise Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	148,200 USD	1,306
Sunrise Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	45,658 USD	416
Sunshine Guojian Pharmaceutical Shanghai Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	65,557 USD	(1,029)
Sunshine Guojian Pharmaceutical Shanghai Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	114,399 USD	(1,327)
Sunvim Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	63,177 USD	(286)
Sunvim Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	64,166 USD	186
Sunway Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	122,383 USD	1,501
Sunway Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	124,924 USD	1,643
Sunwoda Electronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	118,043 USD	7,827
Sunyard Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	392,220 USD	10,852
Sunyard Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	275,590 USD	7,994
Suofeiya Home Collection Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	176,714 USD	1,171
Suofeiya Home Collection Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	175,537 USD	793

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Suzhou Dongshan Precision Manufacturing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	17,237 USD	$331
Suzhou Douson Drilling & Production Equipment Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	215 USD	10
Suzhou Etron Technologies Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	974 USD	4
Suzhou Hailu Heavy Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	118,094 USD	2,350
Suzhou Hailu Heavy Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	81,321 USD	1,968
Suzhou Hengmingda Electronic Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,018 USD	400
Suzhou Hengmingda Electronic Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,272 USD	64
Suzhou Keda Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,233 USD	78
Suzhou Keda Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,896 USD	30
Suzhou Longjie Special Fiber Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	19,403 USD	103
Suzhou Longjie Special Fiber Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	68,465 USD	739
Suzhou Novosense Microelectronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	64,973 USD	103
Suzhou Secote Precision Electronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	21,566 USD	363
Suzhou Shihua New Material Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	248 USD	12
Suzhou Shijing Environmental Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	149 USD	3
Taiji Computer Corp., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	207,331 USD	47
Taiji Computer Corp., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	327,333 USD	2,378

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Taiwan Semiconductor Manufacturing Co., Ltd.	10/23/23	M	4.50%	Morgan Stanley Capital Services LLC	295,312 USD	$(3,680)
TangShan Port Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	70,396 USD	28
Tansun Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	146 USD	3
Tasly Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40,065 USD	3,073
Tatwah Smartech Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	28 USD	3
TCL Technology Group Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	94,216 USD	1,415
TCL Technology Group Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	165,497 USD	3,936
TCL Zhonghuan Renewable Energy Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	186,065 USD	231
TCL Zhonghuan Renewable Energy Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	170,834 USD	4,819
TDG Holdings Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	125 USD	2
Thinker Agricultural Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	141,928 USD	6,877
Thinker Agricultural Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,413 USD	833
Tian Di Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	28,887 USD	107
Tian Di Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	152,233 USD	243
Tianjin 712 Communication & Broadcasting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,643 USD	81
Tianjin 712 Communication & Broadcasting Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	66,118 USD	(212)
Tianjin Chase Sun Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62,608 USD	1,930
Tianjin Guifaxiang 18th Street Mahua Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	59,714 USD	(257)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tianjin Guifaxiang 18th Street Mahua Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,376 USD	$(24)
Tianjin Jinbin Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	329,939 USD	(1,323)
Tianjin Jinbin Development Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	179,594 USD	(938)
Tianjin Lisheng Pharmaceutical Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	17,103 USD	(64)
Tianjin Lisheng Pharmaceutical Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	9,229 USD	(28)
Tianjin Printronics Circuit Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	50,234 USD	707
Tianjin Printronics Circuit Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	15,164 USD	413
Tianjin Ringpu Bio-Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,802 USD	(274)
Tianjin Ringpu Bio-Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,178 USD	(56)
Tianjin Trolia Information Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	79,162 USD	2,918
Tianjin You Fa Steel Pipe Group Stock Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	46,907 USD	(84)
Tianjin You Fa Steel Pipe Group Stock Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	18,753 USD	(51)
Tianma Microelectronics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,247 USD	16
Tianneng Battery Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	915 USD	(8)
Tianrun Industry Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	177,947 USD	4,489
Tianrun Industry Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	122,971 USD	2,679
Tianshui Huatian Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,880 USD	(70)
Tianyu Digital Technology Dalian Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	53,635 USD	1,875

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tibet Cheezheng Tibetan Medicine Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,057 USD	$(5)
Tibet Weixinkang Medicine Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	351,592 USD	14,811
Tibet Weixinkang Medicine Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	203,829 USD	8,424
Tieliu Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,884 USD	(3)
Tieliu Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,614 USD	11
Time Publishing and Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,867 USD	64
Time Publishing and Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,870 USD	91
Titan Wind Energy Suzhou Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	131 USD	10
Tofflon Science & Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	44,083 USD	69
Tofflon Science & Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,071 USD	44
Toly Bread Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	72,276 USD	(895)
Toly Bread Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	72,097 USD	(1,024)
Tongding Interconnection Information Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	78,605 USD	1,099
Tongding Interconnection Information Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	207,369 USD	4,995
Tongkun Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	41,717 USD	(116)
Tongkun Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	227,172 USD	(592)
Tongling Jingda Special Magnet Wire Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	183,807 USD	542
Tongling Jingda Special Magnet Wire Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	172,305 USD	625
Tongling Nonferrous Metals Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	575,158 USD	(5,601)
Tongling Nonferrous Metals Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	295,958 USD	(4,213)
Topchoice Medical Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,863 USD	(316)
Topsec Technologies Group, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,588 USD	(17)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Topsec Technologies Group, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	17,186 USD	$(12)
Triangle Tyre Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	33,129 USD	36
Triangle Tyre Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,061 USD	45
Trina Solar Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	319 USD	16
Tsingtao Brewery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	275 USD	0
Tsingtao Brewery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	49,028 USD	66
U. S. Treasury Notes	10/23/23	M	1.00%	Barclays Bank PLC	30,929,425 USD	(34,077)
U. S. Treasury Notes	10/23/23	M	1.00%	Barclays Bank PLC	8,287,294 USD	5,452
U. S. Treasury Notes	10/23/23	M	1.00%	Barclays Bank PLC	31,866,841 USD	(432,819)
U. S. Treasury Notes	10/23/23	M	1.00%	Barclays Bank PLC	38,038,857 USD	(244,557)
U.S. Treasury Bonds	10/23/23	M	1.00%	Barclays Bank PLC	15,567,635 USD	(835,806)
U.S. Treasury Bonds	10/23/23	M	1.00%	Barclays Bank PLC	21,589,198 USD	(915,576)
U.S. Treasury Bonds	10/23/23	M	1.00%	Barclays Bank PLC	20,857,111 USD	(457,161)
Unilumin Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	509,644 USD	16,970
Unilumin Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	83 USD	3
Union Semiconductor Hefei Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	3,152 USD	91
Universal Scientific Industrial Shanghai Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	60 USD	2
Vantone Neo Development Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	14 USD	0
Var Energi ASA	10/23/23	M	3.50%	Morgan Stanley Capital Services LLC	194,248 NOK	14,702
Vatti Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,558 USD	359
Vatti Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,553 USD	213
VMware, Inc.	10/23/23	M	5.00%	Goldman Sachs International	3,772,214 USD	80,299
VMware, Inc.	10/23/23	M	5.00%	Goldman Sachs International	3,870,835 USD	82,399
Wangfujing Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	109,995 USD	(1,786)
Wangli Security & Surveillance Product Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	259,861 USD	(3,986)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wangli Security & Surveillance Product Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	127,986 USD	$(2,086)
Wanhua Chemical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	402,227 USD	(16,495)
Wanhua Chemical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	364,656 USD	(15,200)
Wave Cyber Shanghai Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	68,216 USD	3,067
Wave Cyber Shanghai Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,446 USD	521
Ways Electron Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	72,550 USD	3,772
Ways Electron Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,259 USD	591
Weichai Heavy Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51,980 USD	545
Weichai Heavy Machinery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,508 USD	779
Weichai Power Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	111,443 USD	(1,481)
Weifu High-Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	74,868 USD	(1,079)
Weifu High-Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	47,158 USD	(494)
Weihai Baihe Biology Technological Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	81,559 USD	(529)
Weihai Baihe Biology Technological Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	178,337 USD	(436)
Weihai Guangwei Composites Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	150 USD	0
Well Lead Medical Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	23,078 USD	18
Well Lead Medical Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	20,804 USD	17
Wenzhou Hongfeng Electrical Alloy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	22,604 USD	870
Wenzhou Hongfeng Electrical Alloy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	95,227 USD	1,636
Wenzhou Yuanfei Pet Toys Products Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,962 USD	38
Western Mining Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	42,183 USD	(312)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Western Mining Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	273,154 USD	$(1,877)
Western Region Gold Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,726 USD	(901)
Westrock Co.	10/23/23	M	5.00%	JPMorgan Chase Bank, N.A.	5,733,221 USD	54,028
Whole Shine Medical Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,720 USD	(14)
Willfar Information Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	4,037 USD	23
Willfar Information Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	2,423 USD	13
WindSun Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	92,701 USD	489
WindSun Science & Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	17,227 USD	75
Wingtech Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	322,689 USD	1,815
Wingtech Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	191,638 USD	794
Winner Information Technology, Inc.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	14,903 USD	(29)
Winner Medical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	230 USD	(6)
Winning Health Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	18,173 USD	391
Wolong Electric Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	120,730 USD	2,962
Wonders Information Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,681 USD	182
Wuchan Zhongda Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	38,134 USD	(300)
Wuchan Zhongda Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	256,082 USD	(1,562)
Wuhan DR Laser Technology Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	696 USD	88
Wuhan Guide Infrared Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	134,361 USD	845
Wuhan Guide Infrared Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	60,040 USD	450

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wuhan Huakang Century Medical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	135,226 USD	$3,877
Wuhan Huakang Century Medical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	50,755 USD	1,326
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	321,281 USD	11,039
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	285,410 USD	12,914
Wuhan Sanzhen Industry Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,597 USD	(126)
Wuhan Sanzhen Industry Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,944 USD	(356)
Wuhan Xianglong Power Industry Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	20,053 USD	3
Wuhan Xianglong Power Industry Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	21,793 USD	66
Wuxi Autowell Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	479,564 USD	(2,324)
Wuxi Autowell Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	391,154 USD	632
Wuxi Double Elephant Micro Fibre Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	288,413 USD	11,147
Wuxi Double Elephant Micro Fibre Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	179,499 USD	7,069
Wuxi Hodgen Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	40,139 USD	835
Wuxi Hodgen Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,297 USD	135
Wuxi Hyatech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	186 USD	19
Wuxi NCE Power Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	186 USD	1
Wuxi Taiji Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	738,371 USD	(3,416)
Wuxi Taiji Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	432,754 USD	(2,396)
Wuxi Zhenhua Auto Parts Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	157,913 USD	2,123

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wuxi Zhenhua Auto Parts Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	159,867 USD	$2,203
XCMG Construction Machinery Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	491,067 USD	(6,256)
XCMG Construction Machinery Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	230,572 USD	(2,807)
Xiamen Amoytop Biotech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	424,645 USD	5,127
Xiamen Amoytop Biotech Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	387,829 USD	4,710
Xiamen C & D, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	243,514 USD	(2,839)
Xiamen C & D, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	205,625 USD	(6,009)
Xiamen East Asia Machinery Industrial Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	141 USD	2
Xiamen International Airport Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	107 USD	0
Xiamen ITG Group Corp., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	12,118 USD	603
Xiamen Jihong Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	52,047 USD	(42)
Xiamen Jihong Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	27,378 USD	(26)
Xiamen R&T Plumbing Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	16,466 USD	16
Xiamen R&T Plumbing Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	8,567 USD	18
Xiangpiaopiao Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	27,625 USD	(58)
Xiangpiaopiao Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	14,424 USD	(81)
Xiangtan Electric Manufacturing Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	210 USD	(2)
Xiangyang Boya Precision Industrial Equipments Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	158 USD	20
Xilinmen Furniture Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,811 USD	68
Xinfengming Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,613 USD	(31)
Xingtong Shipping Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	192 USD	(14)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xingye Leather Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	50,040 USD	$1,827
Xingye Leather Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,362 USD	66
Xinhua Winshare Publishing and Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,417 USD	69
Xinhua Winshare Publishing and Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,575 USD	2,019
Xinhua Winshare Publishing and Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	148,242 USD	2,617
Xinjiang Joinworld Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	222,072 USD	137
Xinjiang Tianshan Cement Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	331,767 USD	3,973
Xinjiang Tianshan Cement Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	70,574 USD	792
Xinxiang Richful Lube Additive Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	416 USD	12
Xiwang Foodstuffs Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,862 USD	(81)
Xiwang Foodstuffs Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	2,026 USD	(66)
Xuji Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	100,389 USD	3,940
Xuji Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	15,579 USD	615
Xylem, Inc.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	0 USD	0
Yantai China Pet Foods Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	127,686 USD	(709)
Yantai China Pet Foods Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	73,253 USD	(592)
Yantai Ishikawa Sealing Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,926 USD	18
YGSOFT, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	353,862 USD	8,955
YGSOFT, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	185,220 USD	4,652
Yixintang Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	73,958 USD	349
Yixintang Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	196 USD	1
Yizumi Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	284,551 USD	2,191
Yizumi Holdings Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	315,715 USD	6,660
YLZ Information Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	30,139 USD	165

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
YLZ Information Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,020 USD	$30
Yonfer Agricultural Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	149,582 USD	883
Yonfer Agricultural Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	101,036 USD	200
Yongan Futures Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	182,455 USD	(693)
Yongan Futures Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	95,911 USD	(350)
Yongjin Technology Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	254 USD	(1)
Yonyou Network Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62 USD	(1)
Youcare Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	202,286 USD	18,478
Youcare Pharmaceutical Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	211,546 USD	18,073
Youyou Foods Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24 USD	(1)
Yueyang Xingchang Petrochemical	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	5,445 USD	207
Yunda Holding Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	31,888 USD	105
Yunding Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	71 USD	2
Yunnan Botanee Bio-Technology Group Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	91 USD	(1)
Yunnan Chihong Z, Inc.&Germanium Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	11,294 USD	(140)
Yunnan Copper Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	45 USD	0
Yunnan Energy Investment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	255,654 USD	4,512
Yunnan Energy Investment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	284,086 USD	5,152
Yunnan Energy New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	70,175 USD	(467)
Yunnan Nantian Electronics Information Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	16,672 USD	135
Yunnan Tin Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	108,687 USD	(978)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ZBOM Home Collection Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	110 USD	$(5)
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	586,431 USD	(2,405)
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	352,011 USD	(1,596)
Zhe Jiang Li Zi Yuan Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	122,957 USD	613
Zhe Jiang Li Zi Yuan Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	55,890 USD	280
Zhe Jiang Taihua New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	136,009 USD	3,992
Zhefu Holding Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5 USD	0
Zhejiang Anglikang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,236 USD	(131)
Zhejiang Anglikang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	769 USD	0
Zhejiang Ausun Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	37 USD	2
Zhejiang Biyi Electric Appliance Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,470 USD	1,530
Zhejiang Biyi Electric Appliance Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	157,743 USD	4,256
Zhejiang Century Huatong Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	124,756 USD	(105)
Zhejiang Century Huatong Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,428 USD	(233)
Zhejiang Cfmoto Power Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	11,787 USD	(270)
Zhejiang Communications Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,033 USD	1,085
Zhejiang Communications Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	180,701 USD	3,584
Zhejiang Communications Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	976 USD	34

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Communications Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,138 USD	$40
Zhejiang Conba Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	53 USD	4
Zhejiang Dibay Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,984 USD	81
Zhejiang Dibay Electric Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	74,013 USD	278
Zhejiang Dongwang Times Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	14,080 USD	(9)
Zhejiang Dongwang Times Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	4,744 USD	(2)
Zhejiang Double Arrow Rubber Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	123,191 USD	1,675
Zhejiang Double Arrow Rubber Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	185,206 USD	2,488
Zhejiang East Crystl Electronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	47,177 USD	1,178
Zhejiang East Crystl Electronic Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,544 USD	238
Zhejiang Founder Motor Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	65,264 USD	(51)
Zhejiang Founder Motor Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	39,856 USD	(98)
Zhejiang Giuseppe Garment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	18,442 USD	205
Zhejiang Giuseppe Garment Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	75,624 USD	843
Zhejiang Hailide New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	162,602 USD	2,150
Zhejiang Hailide New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	8,373 USD	15
Zhejiang Hisun Biomaterials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	360 USD	5
Zhejiang Hisun Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	15,618 USD	288
Zhejiang Hisun Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	110,077 USD	1,413
Zhejiang Huakang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,857 USD	12

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Huakang Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	6,939 USD	$13
Zhejiang Huamei Holding Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	4,257 USD	26
Zhejiang Huatie Emergency Equipment Science and Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	49,212 USD	201
Zhejiang Huatie Emergency Equipment Science and Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	47,986 USD	182
Zhejiang International Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,853 USD	299
Zhejiang International Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	37,835 USD	352
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	355,223 USD	(7,068)
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	201,902 USD	(3,983)
Zhejiang Jingxin Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	73,260 USD	2,653
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	336 USD	33
Zhejiang Jolly Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	124 USD	9
Zhejiang Kingland Pipeline & Technologies Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	131,335 USD	3,409
Zhejiang Kingland Pipeline & Technologies Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24,987 USD	624
Zhejiang Medicine Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	5,052 USD	(5)
Zhejiang Medicine Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	27,552 USD	(25)
Zhejiang Ming Jewelry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	270,797 USD	18,479
Zhejiang Ming Jewelry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	111,659 USD	8,180

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Narada Power Source Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,578 USD	$248
Zhejiang Publishing & Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	13,112 USD	174
Zhejiang Publishing & Media Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	50,201 USD	678
Zhejiang Qianjiang Motorcycle Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	154,874 USD	(1,681)
Zhejiang Qianjiang Motorcycle Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	97,122 USD	(1,305)
Zhejiang Rongsheng Environmental Protection Paper Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	230,666 USD	(3,990)
Zhejiang Rongsheng Environmental Protection Paper Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	266,442 USD	(3,869)
Zhejiang Shapuaisi Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,187 USD	(33)
Zhejiang Shapuaisi Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	29,663 USD	(99)
Zhejiang Shengyang Science and Technology Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	60 USD	0
Zhejiang Tailin Bioengineering Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	165 USD	6
Zhejiang Taitan Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	67,723 USD	2,415
Zhejiang Taitan Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	10,567 USD	374
Zhejiang Tengen Electrics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	235,888 USD	7,672
Zhejiang Tengen Electrics Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	189,341 USD	5,247
Zhejiang Three Stars New Materials Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	132 USD	6
Zhejiang Tiantie Industry Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	67 USD	2
Zhejiang Walrus New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	44,084 USD	662
Zhejiang Walrus New Material Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	7,379 USD	79

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Wanfeng Auto Wheel Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	12,886 USD	$103
Zhejiang Wanma Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	32,822 USD	1,379
Zhejiang Wanma Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	183,544 USD	5,507
Zhejiang Wecome Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,189 USD	116
Zhejiang Wecome Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	1,641 USD	21
Zhejiang Weiming Environment Protection Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	128,834 USD	1,298
Zhejiang Weiming Environment Protection Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	56,591 USD	551
Zhejiang Wellsun Intelligent Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	154,922 USD	6,210
Zhejiang Wellsun Intelligent Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	121,190 USD	5,460
Zhejiang Xianju Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	122,877 USD	1,002
Zhejiang Xianju Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	128,947 USD	1,956
Zhejiang Xinao Textiles, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	20,945 USD	(122)
Zhejiang Xinao Textiles, Inc.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	10,802 USD	(59)
Zhejiang Xinnong Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	24 USD	1
Zhejiang Yankon Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	54,250 USD	13
Zhejiang Yankon Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	133,729 USD	551
Zhejiang Yiming Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	230,887 USD	(1,817)
Zhejiang Yiming Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	152,974 USD	(1,141)
Zhejiang Yingfeng Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	145,617 USD	3,524

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Yingfeng Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	70,987 USD	$1,683
Zhejiang Yonghe Refrigerant Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	37 USD	0
Zhejiang Zheneng Electric Power Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	367,665 USD	(10,340)
Zhejiang Zheneng Electric Power Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	192,061 USD	(4,884)
Zhejiang Zhengyuan Zhihui Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	53 USD	1
Zhejiang Zhongjian Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	218,642 USD	5,117
Zhejiang Zhongjian Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,134 USD	764
Zhejiang Zone-King Environmental Sci&Tech Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	122 USD	2
Zhengzhou Jiean Hi-Tech Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	178,454 USD	8,391
Zhengzhou Jiean Hi-Tech Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	28,179 USD	904
Zhenhai Petrochemical Engineering Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	66,154 USD	1,116
Zhenhai Petrochemical Engineering Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	62,251 USD	800
Zhewen Pictures Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	44,196 USD	6
Zhewen Pictures Group Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	54,140 USD	129
Zhiyang Innovation Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,076 USD	97
Zhiyang Innovation Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	36,094 USD	182
Zhongbai Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	62,501 USD	292
Zhongbai Holdings Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	15,916 USD	94
Zhonghong Pulin Medical Products Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	6,233 USD	23

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhongji Innolight Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	48,665 USD	$2,085
Zhongjin Gold Corp., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	60 USD	(2)
Zhongjing Food Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,529 USD	65
Zhongshan Broad Ocean Motor Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	25,383 USD	159
Zhongshan Broad Ocean Motor Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	109,842 USD	622
Zhongtai Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	438,340 USD	1,422
Zhongtai Securities Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	129,441 USD	427
Zhongyan Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	90,587 USD	4,081
Zhongyan Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	14,821 USD	567
Zhongyuan Environment-Protection Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	338,465 USD	8,188
Zhongyuan Environment-Protection Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	178,171 USD	4,303
Zhuhai CosMX Battery Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,528 USD	165
Zhuhai Huafa Properties Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	23,730 USD	404
Zhuhai Rundu Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	71 USD	1
Zhuhai Sailong Pharmaceutical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	51 USD	4
Zhuzhou CRRC Times Electric Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	5,448 USD	(1)
Zhuzhou Kibing Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	214,021 USD	1,419
Zhuzhou Kibing Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	326,066 USD	1,640
Zhuzhou Smelter Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	78,422 USD	(1,121)
Zhuzhou Smelter Group Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	46,999 USD	(662)
Zhuzhou Times New Material Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	121 USD	1

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zibo Qixiang Tengda Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	154,574 USD	$(3,656)
Zibo Qixiang Tengda Chemical Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	81,416 USD	(2,197)
ZJMI Environmental Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	38,449 USD	371
ZJMI Environmental Energy Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	34,957 USD	276
Zkteco Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	15,476 USD	44
Zkteco Co., Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	32,995 USD	601
Zoomlion Heavy Industry Science and Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	261,388 USD	(201)
Zoomlion Heavy Industry Science and Technology Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	210,124 USD	(517)
Zoy Home Furnishing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	5,478 USD	(18)
Zoy Home Furnishing Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	3,068 USD	(9)
ZWSOFT Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	509,216 USD	1,191
ZWSOFT Co., Ltd.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	399,943 USD	1,091
ZYNP Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	237,886 USD	5,223
ZYNP Corp.	10/23/23	M	4.00%	JPMorgan Chase Bank, N.A.	179,350 USD	3,962

Total Buys						$4,048,511

Sells
AerCap Holdings NV	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(900,812) USD	$5,571
Apogee Therapeutics, Inc.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(613,312) USD	1,150
ARM Holdings PLC	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(4,784,975) USD	(8,597)
Broadcom, Inc.	10/23/23	M	1.00%	Goldman Sachs International	(1,893,179) USD	(52,039)
Broadcom, Inc.	10/23/23	M	1.00%	Goldman Sachs International	(2,661,979) USD	(68,138)
Brookfield Asset Management Ltd.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(197,903) USD	4,297
Brookfield Infrastructure Corp.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(637,529) USD	14,908

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cava Group, Inc.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(655,634) USD	$(5,178)
Crescent Energy Co.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(418,377) USD	(36,284)
CSI 1000 Net Total Return Index	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(16,023,636) USD	(126,654)
CSI 1000 Net Total Return Index	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(52,249,777) USD	(1,266,646)
CSI 500 Net Total Return Index	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(66,136,885) USD	(1,025,797)
CSI 500 Net Total Return Index	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(8,620,567) USD	(128,674)
Dutch Bros, Inc.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(787,068) USD	497
Enbridge, Inc.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(1,044,435) USD	33,800
Exxon Mobil Corp.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(9,542,294) USD	(234,483)
Hayward Holdings, Inc.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(891,176) USD	(39,608)
HilleVax, Inc.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(138,860) USD	(2,244)
iShares iBoxx $ Investment Grade Corp.orate Bond ETF	10/23/23	M	1.00%	Barclays Bank PLC	(139,715,377) USD	1,610,903
iShares iBoxx High Yield Corp.orate Bond ETF	10/23/23	M	1.00%	Barclays Bank PLC	(50,931,518) USD	103,421
J M Smucker Co.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(621,492) USD	26,116
Kodiak Gas Services, Inc.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(3,394) USD	(128)
Novozymes AS	10/23/23	M	1.00%	Goldman Sachs International	(3,090,488) DKK	40,361
Novozymes AS	10/23/23	M	1.00%	Goldman Sachs International	(4,312,463) DKK	56,055
Permian Resources Corp.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(901,129) USD	(45,429)
Permian Resources Corp.	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(223,803) USD	(12,400)
PG&E Corp.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(1,488,829) USD	95,859
Provident Financial Services, Inc.	10/23/23	M	1.00%	Goldman Sachs International	(416,623) USD	2,707

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Provident Financial Services, Inc.	10/23/23	M	1.00%	Goldman Sachs International	(570,076) USD	$3,704
Rollins, Inc.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(3,279,268) USD	52,724
Savers Value Village, Inc.	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(475,613) USD	12,672
Shenzhen Envicool Technology Co., Ltd.	10/23/23	M	4.00%	Morgan Stanley Capital Services LLC	(3,109) USD	173
Smurfit Kappa Group PLC	10/23/23	M	1.00%	JPMorgan Chase Bank, N.A.	(4,885,607) GBP	28,432
SPDR S&P 500 ETF Trust	10/23/23	M	1.00%	Morgan Stanley Capital Services LLC	(2,641,401) USD	23,941

Total Sells						$(935,008)

Total OTC Total Return Swaps Outstanding						$3,113,503

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2023

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.12%	M/M	06/16/2037	Morgan Stanley & Co. LLC	2,300,000 USD	$289,701	$—	$289,701
Pays	USD SOFR	2.81%	M/M	05/11/2032	Morgan Stanley & Co. LLC	1,000,000 USD	102,128	—	102,128
Pays	USD SOFR	3.32%	M/M	09/22/2037	Bank of New York Mellon, LLC	2,800,000 USD	293,151	—	293,151
Pays	USD SOFR	2.22%	M/M	03/25/2037	Bank of New York Mellon, LLC	800,000 USD	173,585	—	173,585
Pays	USD SOFR	4.21%	M/M	04/18/2026	Citi Bank N.A.	500,000 USD	8,960	—	8,960
Receives	CNY-CNREPOFIX	2.56%	M/M	12/21/2027	Merrill Lynch, Pierce,Fenner & Smith, Inc.	(30,000,000) CNY	40,443	—	40,443
Pays	USD SOFR	3.19%	M/M	12/01/2037	Bank of New York Mellon, LLC	3,000,000 USD	403,496	—	403,496
Receives	CNY-CNREPOFIX	2.90%	M/M	03/13/2028	Morgan Stanley & Co. LLC	(8,500,000) CNY	28,645	—	28,645
Receives	CNY-CNREPOFIX	2.91%	M/M	03/15/2028	Morgan Stanley & Co. LLC	(6,500,000) CNY	22,183	—	22,183

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CNY-CNREPOFIX	2.88%	M/M	03/15/2028	Morgan Stanley & Co. LLC	(31,000,000) CNY	$100,657	$—	$100,657
Receives	CNY-CNREPOFIX	2.88%	M/M	03/15/2028	Morgan Stanley & Co. LLC	(19,000,000) CNY	61,407	—	61,407
Pays	USD SOFR	3.34%	M/M	02/12/2035	Barclays Bank PLC	500,000 USD	47,428	—	47,428
Pays	GBP SONIA	3.46%	M/M	02/08/2030	Citi Bank N.A.	1,000,000 GBP	74,941	—	74,941
Pays	EUR-EURIBOR	2.94%	M/M	02/14/2029	Citi Bank N.A.	1,000,000 EUR	8,818	—	8,818
Pays	USD SOFR	3.87%	M/M	02/23/2029	RBC Bank	4,000,000 USD	123,167	—	123,167
Pays	EUR-EURIBOR	2.96%	M/M	09/29/2028	Merrill Lynch, Pierce,Fenner & Smith, Inc.	706,000 EUR	15,354	—	15,354
Receives	USD SOFR	3.48%	M/M	04/20/2028	Barclays Bank PLC	(759,000) USD	(34,873)	—	(34,873)
Pays	JPY TONA	0.34%	M/M	04/20/2028	BNP Paribas	163,000,000 JPY	7,627	—	7,627
Pays	JPY TONA	0.19%	M/M	04/20/2026	BNP Paribas	881,000,000 JPY	11,062	—	11,062
Pays	JPY TONA	0.34%	M/M	04/20/2028	BNP Paribas	810,000,000 JPY	38,908	—	38,908
Pays	USD SOFR	1.66%	M/M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	617,184	(2,766)	619,950
Pays	USD SOFR	2.72%	M/M	09/08/2028	Morgan Stanley & Co. LLC	1,000,000 USD	87,023	(191)	87,214
Pays	USD SOFR	2.39%	M/M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	425,696	(930)	426,626
Pays	USD SOFR	1.81%	M/M	02/01/2024	Morgan Stanley & Co. LLC	2,500,000 USD	49,033	(107)	49,140
Pays	USD SOFR	2.67%	M/M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	221,616	(306)	221,922
Pays	USD SOFR	2.38%	M/M	10/10/2023	Morgan Stanley & Co. LLC	3,000,000 USD	21,716	(279)	21,995
Pays	USD SOFR	2.43%	M/M	10/11/2026	Morgan Stanley & Co. LLC	3,000,000 USD	229,030	(796)	229,826
Pays	USD SOFR	1.58%	M/M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	640,629	(2,624)	643,253
Pays	USD SOFR	1.88%	M/M	01/24/2027	Morgan Stanley & Co. LLC	1,500,000 USD	145,945	(243)	146,188

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	2.22%	M/M	09/29/2024	Morgan Stanley & Co. LLC	2,000,000 USD	$67,413	$(221)	$67,634
Pays	USD SOFR	1.32%	M/M	02/28/2027	Morgan Stanley & Co. LLC	5,000,000 USD	566,948	(1,378)	568,326
Pays	USD SOFR	1.46%	M/M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	213,177	(611)	213,788
Pays	USD SOFR	2.42%	M/M	09/22/2024	Morgan Stanley & Co. LLC	2,000,000 USD	63,782	(262)	64,044
Pays	USD SOFR	1.61%	M/M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	716,938	(2,068)	719,006
Pays	USD SOFR	2.05%	M/M	11/30/2024	Morgan Stanley & Co. LLC	5,000,000 USD	215,746	(1,033)	216,779
Pays	USD SOFR	1.86%	M/M	12/26/2023	Morgan Stanley & Co. LLC	8,000,000 USD	73,791	(619)	74,410
Pays	USD SOFR	1.62%	M/M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	715,221	(1,880)	717,101
Pays	USD SOFR	0.80%	M/M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	8,249	(21)	8,270
Pays	USD SOFR	0.95%	M/M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	120,085	(268)	120,353
Pays	USD SOFR	2.42%	M/M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	78,995	(394)	79,389
Pays	USD SOFR	2.35%	M/M	11/08/2024	Morgan Stanley & Co. LLC	4,000,000 USD	160,479	(1,025)	161,504
Pays	USD SOFR	0.71%	M/M	01/22/2026	Morgan Stanley & Co. LLC	20,000,000 USD	2,096,061	(5,364)	2,101,425
Pays	USD SOFR	2.72%	M/M	08/08/2028	Morgan Stanley & Co. LLC	3,000,000 USD	264,980	(632)	265,612
Pays	USD SOFR	2.45%	M/M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	156,970	(751)	157,721
Pays	USD SOFR	2.58%	M/M	08/05/2025	Morgan Stanley & Co. LLC	7,000,000 USD	368,345	(1,844)	370,189

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	2.83%	M/M	07/29/2029	Morgan Stanley & Co. LLC	3,000,000 USD	$286,200	$(725)	$286,925
Pays	USD SOFR	2.37%	M/M	11/01/2024	Morgan Stanley & Co. LLC	2,000,000 USD	80,073	(394)	80,467
Receives	USD SOFR	0.98%	M/M	03/25/2030	Morgan Stanley & Co. LLC	(3,000,000) USD	(369,819)	—	(369,819)
Pays	USD SOFR	3.21%	M/M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	172,150	—	172,150
Pays	USD SOFR	2.30%	M/M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	39,430	—	39,430
Pays	USD SOFR	2.40%	M/M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	209,193	—	209,193
Pays	USD SOFR	1.56%	M/M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	154,388	—	154,388
Pays	USD SOFR	2.27%	M/M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	123,904	—	123,904
Pays	USD SOFR	1.24%	M/M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	96,296	—	96,296
Pays	USD SOFR	1.62%	M/M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	165,671	—	165,671
Pays	USD SOFR	1.90%	M/M	08/27/2029	Morgan Stanley & Co. LLC	1,650,000 USD	212,644	—	212,644
Pays	USD SOFR	3.17%	M/M	05/04/2032	Merrill Lynch, Pierce,Fenner & Smith, Inc.	6,500,000 USD	570,007	—	570,007
Pays	USD SOFR	0.66%	M/M	03/11/2035	Morgan Stanley & Co. LLC	1,500,000 USD	489,691	—	489,691
Pays	EUR-EURIBOR	3.16%	M/M	05/12/2026	Merrill Lynch, Pierce,Fenner & Smith, Inc.	318,000 EUR	4,573	—	4,573
Pays	EUR-EURIBOR	2.97%	M/M	05/12/2029	Merrill Lynch, Pierce,Fenner & Smith, Inc.	140,000 EUR	3,505	—	3,505

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.25%	M/M	05/17/2028	BNP Paribas	(250,000) USD	$(13,900)	$—	$(13,900)
Pays	JPY TONA	0.15%	M/M	05/18/2026	BNP Paribas	1,000,000,000 JPY	24,237	—	24,237
Pays	JPY TONA	0.27%	M/M	05/17/2028	LCH Limited	275,000,000 JPY	20,857	—	20,857
Receives	CNY- CNREPOFIX	2.59%	M/M	06/21/2028	Merrill Lynch, Pierce,Fenner & Smith, Inc.	(75,000,000) CNY	103,895	—	103,895
Pays	USD SOFR	3.49%	M/M	06/30/2038	Bank of New York Mellon, LLC	8,000,000 USD	765,688	—	765,688
Receives	USD SOFR	4.37%	M/M	07/27/2026	BNP Paribas	(1,280,000) USD	(13,250)	—	(13,250)
Receives	USD SOFR	3.93%	M/M	07/27/2028	BNP Paribas	(920,000) USD	(20,738)	—	(20,738)
Pays	USD SOFR	3.61%	M/M	07/27/2038	BNP Paribas	350,000 USD	26,648	—	26,648
Pays	JPY TONA	0.15%	M/M	07/27/2026	BNP Paribas	172,000,000 JPY	5,914	—	5,914
Pays	JPY TONA	0.28%	M/M	07/27/2028	BNP Paribas	480,000,000 JPY	40,327	—	40,327
Receives	CNY- CNREPOFIX	2.41%	M/M	12/20/2028	Intercontinental Exchange, Inc.	(32,500,000) CNY	(1,923)	—	(1,923)
Receives	USD SOFR	3.98%	M/M	10/10/2033	Barclays Bank PLC	(29,248,168) USD	(683,862)	—	(683,862)
Receives	USD SOFR	4.01%	M/M	10/10/2033	Barclays Bank PLC	(21,008,202) USD	(427,799)	—	(427,799)
Receives	USD SOFR	4.06%	M/M	10/10/2033	Barclays Bank PLC	(33,034,099) USD	(562,394)	—	(562,394)
Pays	USD SOFR	4.01%	M/M	10/10/2033	Barclays Bank PLC	33,034,099 USD	688,634	—	688,634
Receives	USD SOFR	4.17%	M/M	10/10/2033	Morgan Stanley & Co. LLC	(34,518,778) USD	(266,910)	—	(266,910)
Receives	USD SOFR	4.14%	M/M	10/10/2033	Barclays Bank PLC	(52,483,389) USD	(528,270)	—	(528,270)
Receives	USD SOFR	4.20%	M/M	10/10/2033	Barclays Bank PLC	(36,820,030) USD	(198,798)	—	(198,798)
Receives	USD SOFR	4.24%	M/M	10/10/2033	Barclays Bank PLC	(10,170,049) USD	(23,818)	—	(23,818)
Pays	JPY TONA	0.69%	M/M	09/29/2027	BNP Paribas	1,866,000,000 JPY	10,825	—	10,825
Pays	USD SOFR	3.96%	M/M	09/29/2027	Morgan Stanley & Co. LLC	3,200,000 USD	(2,482)	(308)	(2,174)
Pays	JPY TONA	0.71%	M/M	09/29/2027	BNP Paribas	1,866,000,000 JPY	6,717	—	6,717
Receives	USD SOFR	4.25%	M/M	10/10/2033	Barclays Bank PLC	(7,349,159) USD	(13,073)	—	(13,073)
Receives	USD SOFR	4.31%	M/M	10/10/2033	Barclays Bank PLC	(7,349,159) USD	24,768	—	24,768
Receives	CNY- CNREPOFIX	2.46%	M/M	12/20/2028	Morgan Stanley & Co. LLC	(100,000,000) CNY	26,150	—	26,150
Receives	USD SOFR	5.07%	M/M	09/29/2025	Morgan Stanley & Co. LLC	(4,620,000) USD	7,540	—	7,540

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	4.32%	M/M	10/10/2033	Barclays Bank PLC	(2,783,772) USD	$11,621	$—	$11,621
Pays	USD SOFR	4.23%	M/M	10/10/2033	Morgan Stanley & Co. LLC	4,602,503 USD	12,630	—	12,630
Receives	USD SOFR	4.26%	M/M	10/10/2033	Morgan Stanley & Co. LLC	(4,602,503) USD	(8,187)	—	(8,187)

Total Centrally Cleared Interest Rate Swaps Outstanding							$11,390,793	$(28,040)	$11,418,833

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Security is valued using significant unobservable inputs.

Abbreviation Legend:
M	Monthly
1Y	Yearly
3M	Quarterly
ADR	American Depository Receipt
ASX	Australian Securities Exchange
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CME	Chicago Mercantile Exchange
CNY-CNREPOFIX	CFXS-Reuters to the floating-rate-index
COMEX	Commodities Exchange Center
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange
MTN	Medium Term Note
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
S&P	Standard and Poor
SFE	ASX Trade24
SGX	Singapore Exchange
SPDR	Standard and Poor’s Depository Receipt
SICAV	Société d’investissement à Capital Variable

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2023 (Unaudited)

SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
T	At Maturity
TBA	To Be Announced
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
XAU	Gold Spot
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities As of September 30, 2023 (Unaudited)

Assets:
Investments in securities, at fair value (cost $5,579,260,997)	$5,578,707,493
Cash	418,566,167
Cash denominated in foreign currencies (cost of $19,103,860)	18,845,939
Segregated cash balance with broker for securities sold short	474,040,339
Segregated cash balance with custodian for derivative financial instruments	436,074,068
Segregated cash balance with counterparties for futures contracts	131,844,245
Segregated cash balance with counterparties for centrally cleared derivatives	12,247,099
Segregated cash balance with counterparties for OTC Derivatives	6,258,319
Segregated cash balance with counterparties for TBAs	32,506,253
Unrealized appreciation on forward foreign currency exchange contracts	3,198,255
Income receivable	29,061,938
Receivable for investments sold	2,234,286,734
Receivable for Fund shares sold	1,461,887
Receivable for periodic payments from swap contracts	14,418,365
Variation margin receivable on futures	11,995,107
Variation margin receivable on centrally cleared swaps	13,818,594
Swap contracts, at fair value (net premiums paid $2,338,215)	18,455,577
Prepaid expenses and other assets	183,775

Total assets	9,435,970,154

Liabilities:
Securities sold short, at fair value (proceeds of $1,302,901,952)	1,278,124,259
Cash received as collateral from custodian for derivative financial instruments	24,004,195
Cash received as collateral from counterparty for centrally cleared derivatives	43,913,799
Cash received as collateral from counterparty for futures contracts	685
Cash received as collateral for repurchase agreements	1,618,000
Cash received as collateral from counterparty for OTC derivatives	2,514,844
Options written, at fair value (premiums received $19,161,876)	12,606,723
Unrealized depreciation on forward foreign currency exchange contracts	2,927,010
Payable for reverse repurchase agreements	34,835,003
Payable for investments purchased	3,870,053,470
Payable for Fund shares redeemed	7,645,172
Payable for periodic payments from swap contracts	1,054,790
Variation margin payable on futures	27,207,417
Variation margin payable on centrally cleared swaps	1,975,458
Swap contracts, at fair value (net premiums received $1,681,047)	8,927,904
Dividend and interest income payable on securities sold short	3,441,818
Management fee payable	20,027,211
Payable to Affiliate	552,438
Accrued expenses and other liabilities	14,093,867

Total liabilities	5,355,524,063

Net assets	$4,080,446,091

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2023 (Unaudited)

Net Assets Consist of:
Paid-in capital	$4,947,192,291
Total distributable earnings (loss)	(866,746,200)

Net assets	$4,080,446,091

Net Asset Value:
Class I Shares
Net Assets	$2,873,996,261
Class I Shares outstanding, no par value, unlimited shares authorized	272,338,866

Net asset value per share	$10.55

Class D Shares
Net Assets	$18,137,158
Class D Shares outstanding, no par value, unlimited shares authorized	1,725,853

Net asset value per share	$10.51

Class Y Shares
Net Assets	$1,188,312,672
Class Y Shares outstanding, no par value, unlimited shares authorized	113,272,325

Net asset value per share	$10.49

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Six-Months Ended September 30, 2023 (Unaudited)

Investment Income:
Interest (including net foreign taxes withheld of $50,041)	$99,870,108
Dividends (including net foreign taxes withheld of $57,582)	4,445,414
Other Income	12,627,859

Total income	116,943,381

Expenses:
Management fees	$40,486,325
Administration fees	2,584,159
Custodian fees	737,406
Trustees’ fees	505,508
Distribution fees - Class D	23,724
Shareholder service fees	1,459,341
Registration fees	99,226
Printing and postage fees	304,391
Professional fees	2,832,269
Dividends and interest on securities sold short	12,637,193
Line of credit fee	702,501
Interest fees	544,409
Other	3,917,964

Total expenses	66,834,416

Net investment income	50,108,965

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	(116,891,183)
Net realized gain (loss) on securities sold short	14,857,454
Net realized gain (loss) on forward foreign currency exchange contracts	4,652,125
Net realized gain (loss) on foreign currency transactions	(42,401)
Net realized gain (loss) on futures contracts	94,461,316
Net realized gain (loss) on options written	(10,310,519)
Net realized gain (loss) on swap contracts	3,200,180
Net change in unrealized appreciation (depreciation) on investments in securities	103,884,217
Net change in unrealized appreciation (depreciation) on securities sold short	12,060,291
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,120,500)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(3,116,622)
Net change in unrealized appreciation (depreciation) on futures contracts	(31,462,731)
Net change in unrealized appreciation (depreciation) on options written	17,947,881
Net change in unrealized appreciation (depreciation) on swap contracts	9,946,218

Net realized and unrealized gain	98,065,726

Net increase in net assets resulting from operations	$148,174,691

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 9/30/2023 (unaudited)	Year Ended 3/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$50,108,965	$7,487,839
Net realized gain (loss)	(10,073,028)	(227,423,568)
Net change in unrealized appreciation (depreciation)	108,138,754	67,193,679

Net increase (decrease) in net assets resulting from operations	148,174,691	(152,742,050)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	210,694,459	961,246,522
Proceeds from sale of Class D Shares	2,079,734	8,860,599
Proceeds from sale of Class Y Shares	189,687,438	100,379,829
Shareholder redemptions:
Cost of Class I Shares redeemed	(802,948,365)	(1,445,051,982)
Cost of Class D Shares redeemed	(4,754,962)	(13,507,148)
Cost of Class Y Shares redeemed	(92,633,962)	(260,497,584)

Net increase (decrease) in net assets resulting from capital transactions	(497,875,658)	(648,569,764)

Net increase (decrease) in net assets	(349,700,967)	(801,311,814)

Net Assets:
Beginning of period	4,430,147,058	5,231,458,872

End of period	$4,080,446,091	$4,430,147,058

Share Transactions:
Class I Shares
Beginning of period	329,480,464	377,678,111
Shares issued	20,426,079	94,823,586
Shares redeemed	(77,567,677)	(143,021,233)

Net change in shares resulting from share transactions	(57,141,598)	(48,197,647)

End of period	272,338,866	329,480,464

Class D Shares
Beginning of period	1,985,357	2,445,310
Shares issued	202,394	879,179
Shares redeemed	(461,898)	(1,339,132)

Net change in shares resulting from share transactions	(259,504)	(459,953)

End of period	1,725,853	1,985,357

Class Y Shares
Beginning of period	103,832,078	119,885,251
Shares issued	18,449,010	9,990,118
Shares redeemed	(9,008,763)	(26,043,291)

Net change in shares resulting from share transactions	9,440,247	(16,053,173)

End of period	113,272,325	103,832,078

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2023 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$148,174,691
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash (used) by operating activities:
Purchases of investments in securities	(20,985,576,276)
Proceeds from disposition of investments in securities	20,743,065,792
Proceeds from securities sold short	5,537,039,759
Payments to cover securities sold short	(5,642,593,389)
Purchase of short-term investments, net	(1,505,163)
Premiums paid on closing options written	(103,655,125)
Proceeds from premiums received from options written	90,031,594
Net realized loss on investments in securities	116,891,183
Net realized gain on securities sold short	(14,857,454)
Net realized loss on options written	10,310,519
Net change in accretion of bond discount and amortization of bond and swap premium	1,474,551
Net change in unrealized appreciation on investments in securities	(103,884,217)
Net change in unrealized appreciation on securities sold short	(12,060,291)
Net change in unrealized appreciation on options written	(17,947,881)
Net change in unrealized depreciation on repurchase agreements	230,614
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	1,420,272
Income receivable	(5,057,500)
Receivable for periodic payments from swap contracts	11,663,741
Variation margin receivable on futures	28,070,541
Variation margin receivable on centrally cleared swaps	(13,070,898)
Swap contracts, at fair value	6,516,563
Prepaid expenses and other assets	(37,425)
Increase (decrease) in liabilities:
Cash received as collateral for repurchase agreements	402,000
Cash received as collateral from custodian for derivative financial instruments	19,345,379
Cash received as collateral from counterparty for OTC derivatives	1,575,281
Cash received as collateral from counterparty for centrally cleared derivatives	1,866,536
Cash received as collateral from counterparty for futures contracts	(3,742,929)
Unrealized depreciation on forward foreign currency exchange contracts	(299,772)
Swap contracts, at fair value	(10,491,768)
Variation margin payable on futures	24,820,342
Variation margin payable on centrally cleared swaps	(38,300,163)
Payable for periodic payments from swap contracts	(33,446,517)
Dividend and interest income payable on securities sold short	141,744
Interest payable on reverse repurchase agreements	(57,944)
Management fee payable	(1,182,873)
Payable to Affiliate	(271,667)
Accrued expenses and other liabilities	3,994,557

Net cash (used) by operating activities	$(241,003,593)

Cash Flows from Financing Activities
Proceeds from shares sold	406,685,844
Cost of shares repurchased	(900,372,382)
Proceeds from reverse repurchase agreements	871,392,000
Repayment of reverse repurchase agreements	(896,071,845)

Net cash provided (used) by financing activities	(518,366,383)

Net increase (decrease) in unrestricted and restricted cash and foreign currency	(759,369,976)
Unrestricted and restricted cash and foreign currency, beginning of period	2,289,752,405

Unrestricted and restricted cash and foreign currency, end of period	$1,530,382,429

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$602,353

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Six Months Ended September 30, 2023 (Unaudited)

Reconciliation of unrestricted and restricted cash to the Consolidated Statements of Assets and Liabilities

	Six Months Ended September 30, 2023	Year Ended March 31, 2023
Cash	$418,566,167	$1,216,386,090
Foreign currency at value	18,845,939	23,963,340
Cash Pledged
Securities sold short	474,040,339	491,909,326
Derivative financial instruments	436,074,068	342,241,522
Futures contracts	131,844,245	133,818,926
Centrally cleared derivatives	12,247,099	69,211,729
OTC derivatives	6,258,319	12,155,472
TBAs	32,506,253	—
Reverse repurchase agreements	—	66,000

	$1,530,382,429	$2,289,752,405

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Six Months Ended 9/30/2023 (unaudited)	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019
Net Asset Value, Beginning of Period	$10.19	$10.48	$10.44	$9.08	$10.76	$10.67
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.12	0.01	(0.09)	0.08	0.15	0.10
Net realized and unrealized gain (loss)	0.24	(0.30)	0.31	1.60	(1.44)	0.19

Total From Investment Operations	0.36	(0.29)	0.22	1.68	(1.29)	0.29

Less Distributions to Shareholders:
From net investment income	—	—	—	(0.32)	(0.21)	(0.13)
From net realized capital gains	—	—	(0.18)	—	(0.18)	(0.07)

Total Distributions	—	—	(0.18)	(0.32)	(0.39)	(0.20)

Net Asset Value, End of Period	$10.55	$10.19	$10.48	$10.44	$9.08	$10.76

Total Return	3.53%[2]	(2.77)%	2.09%	18.34%	(12.32)%	2.76%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.25%[4]	1.51%	0.96%	0.80%	0.94%	1.33%
Management Fees	1.89%[4]	1.88%	1.87%	1.87%	1.85%	1.86%

Net expenses after recoupment (reimbursement) from Investment Adviser[5]	3.14%[4]	3.39%	2.83%	2.67%	2.79%	3.19%

Net investment income (loss)	2.32%[4]	0.13%	(0.83)%	0.77%	1.43%	0.94%

Supplemental Data:
Net assets, end of period (in thousands)	$2,873,996	$3,358,347	$3,958,328	$3,637,018	$4,734,372	$5,292,572
Portfolio turnover	395%[6]	846%[6]	193%	135%	193%	203%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and is not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[6]	Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 92% for the six months ended 9/30/2023 and 182% for the year ended 3/31/23.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Six Months Ended 9/30/2023 (unaudited)	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019
Net Asset Value, Beginning of Period	$10.16	$10.48	$10.47	$9.10	$10.73	$10.64
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.10	(0.01)	(0.12)	0.05	0.13	0.06
Net realized and unrealized gain (loss)	0.25	(0.31)	0.31	1.60	(1.46)	0.20

Total From Investment Operations	0.35	(0.32)	0.19	1.65	(1.33)	0.26

Less Distributions to Shareholders:
From net investment income	—	—	—	(0.28)	(0.12)	(0.10)
From net realized capital gains	—	—	(0.18)	—	(0.18)	(0.07)

Total Distributions	—	—	(0.18)	(0.28)	(0.30)	(0.17)

Net Asset Value, End of Period	$10.51	$10.16	$10.48	$10.47	$9.10	$10.73

Total Return	3.44%[2]	(3.05)%	1.70%	18.07%	(12.60)%	2.50%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.53%[4]	1.78%	1.27%	1.07%	1.18%	1.71%
Management Fees	1.89%[4]	1.88%	1.87%	1.87%	1.85%	1.86%

Net expenses after recoupment (reimbursement) from Investment Adviser[5]	3.42%[4]	3.66%	3.14%	2.94%	3.03%	3.57%

Net investment income (loss)	2.04%[4]	(0.14)%	(1.14)%	0.51%	1.19%	0.57%

Supplemental Data:
Net assets, end of period (in thousands)	$18,137	$20,179	$25,626	$27,031	$40,987	$297,086
Portfolio turnover	395%[6]	846%[6]	193%	135%	193%	203%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and is not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[6]	Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 92% for the six months ended 9/30/2023 and 182% for the year ended 3/31/23.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Six Months Ended 9/30/2023 (unaudited)	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019
Net Asset Value, Beginning of Period	$10.13	$10.41	$10.36	$9.02	$10.68	$10.59
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.02	(0.08)	0.08	0.16	0.09
Net realized and unrealized gain (loss)	0.24	(0.30)	0.31	1.59	(1.42)	0.21

Total From Investment Operations	0.36	(0.28)	0.23	1.67	(1.26)	0.30

Less Distributions to Shareholders:
From net investment income	—	—	—	(0.33)	(0.22)	(0.14)
From net realized capital gains	—	—	(0.18)	—	(0.18)	(0.07)

Total Distributions	—	—	(0.18)	(0.33)	(0.40)	(0.21)

Net Asset Value, End of Period	$10.49	$10.13	$10.41	$10.36	$9.02	$10.68

Total Return	3.55%[2]	(2.69)%	2.10%	18.49%	(12.25)%	2.85%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.17%[4]	1.44%	0.86%	0.72%	0.83%	1.39%
Management Fees	1.89%[4]	1.88%	1.87%	1.87%	1.85%	1.86%

Net expenses after recoupment (reimbursement) from Investment Adviser[5]	3.06%[4]	3.32%	2.73%	2.59%	2.68%	3.25%

Net investment income (loss)	2.39%[4]	0.22%	(0.72)%	0.85%	1.54%	0.89%

Supplemental Data:
Net assets, end of period (in thousands)	$1,188,313	$1,051,621	$1,247,505	$1,341,439	$1,752,913	$1,619,797
Portfolio turnover	395%[6]	846%[6]	193%	135%	193%	203%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and is not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[6]	Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 92% for the six months ended 9/30/2023 and 182% for the year ended 3/31/23.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Six-Months Ended September 30, 2023 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the six-months ended September 30, 2023, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2023, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds generally employing alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Financial Statements include the Financial Statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the Consolidated Financial Statements include the assets and liabilities and the results of operations and cash flows of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated to the Custodian and the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. Effective August 4, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board also designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the Investment Adviser as the valuation designee, in good faith, and such determinations will be subject to oversight by the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2023, the total fair value of Level 3 investments was $100,052,145. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2023, no Fair Value Factor was applied.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At September 30, 2023, the Fund did not have any investment in short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At September 30, 2023, the Fund had an outstanding commitment of $782,441 related to held unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCA and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage, (e.g. 2020 Vintage, 2022 Vintage and 2023 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Fund’s investments in repurchase agreements as of September 30, 2023, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreement, face value approximates fair value. As of September 30, 2023, the face value of open reverse repurchase agreements for the Fund was $34,723,627. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the six-months ended September 30, 2023 was approximately $37,342,380 at a weighted average weekly interest rate of 5.00%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements (“SLA”) and related collateral governed by an SLA (See Securities Lending below).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1),(2)	Cash Collateral Pledged(1)	Net Amount(3)
Barclays Capital	$(6,665,208)	$6,665,208	$—	$—
JPMorgan Chase Bank, N.A.	(28,169,795)	28,110,979	58,816	—

Total	$(34,835,003)	$34,776,187	$58,816	$—

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral received at September 30, 2023 was $35,513,131 and $1,618,000, respectively.

(2)	The total fair value of non-cash collateral in the table above includes securities valued at $34,835,003 that have been pledged and received as collateral on a reverse repurchase agreement.

(3)	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

	Remaining Contractual Maturity of the Agreements As of September 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$—	$6,182,276	$—	$—	$6,182,276
Sovereign Debt	—	7,044,332	—	—	7,044,332
U.S. Treasury Obligations	—	21,549,579	—	—	21,549,579
Collateral Cash	58,816	—	—	—	58,816

Total	$58,816	$34,776,187	$—	$—	$34,835,003

Gross amount of recognized liabilities for reverse repurchase agreements					$34,835,003

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Cash

At September 30, 2023, the Fund had $418,566,167 in domestic cash and $18,845,939 in foreign cash held at State Street Bank and Trust Company. These balances, at period end, exceeded insured limits.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2020, October 31, 2021, and October 31, 2022, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Consolidated Financial Statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these Consolidated Financial Statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forwards, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or other guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At September 30, 2023, the Fund used the gross method of presentation in its Consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in NAV. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of September 30, 2023, there were no securities on loan.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Interbank Offered Rates Transition

Certain jurisdictions are currently reforming or phasing out their benchmark interest rates, most notably the London Interbank Offered Rates (“LIBOR”) across multiple currencies. Most such reforms and phase outs, including all tenors of U.S. dollar LIBOR, became effective on or prior to June 30, 2023, though some rates may persist on a synthetic basis through September 2024. The Fund has taken steps to prepare for and mitigate the impact of changing base rates and continues to manage transition efforts and evaluate the impact of prospective changes on existing transactions and contractual arrangements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of six months ended are disclosed in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at the six months ended are listed at the end of the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

At September 30, 2023, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	14,560,889	Centrally cleared swaps, at fair value (c)	(3,170,096)
	Swap contracts, at fair value (b)	5,451	Swap contracts, at fair value (b)	(2,924,901)
	Unrealized appreciation on futures contracts (c)	16,105,377	Unrealized depreciation on futures contracts (c)	(1,317,646)
	Purchased options, at fair value (d)	6,151,985	Options written, at value	(55,180)
Equity	Swap contracts, at fair value (b)	16,769,262	Swap contracts, at fair value (b)	(5,020,075)
	Unrealized appreciation on futures contracts (c)	1,285,015	Unrealized depreciation on futures contracts (c)	(7,123,684)
	Purchased options, at fair value (d)	17,827,616	Options written, at value	(6,552,245)
Commodity	Swap contracts, at fair value (b)	7,859	Swap contracts, at fair value (b)	—
	Unrealized appreciation on futures contracts (c)	68,956,910	Unrealized depreciation on futures contracts (c)	(93,723,997)
	Purchased options, at fair value (d)	7,952,131	Options written, at value	(5,585,975)
Credit	Centrally cleared swaps, at fair value (c)	20,030,659	Centrally cleared swaps, at fair value (c)	(6,732,569)
	Swap contracts, at fair value (b)	1,664,200	Swap contracts, at fair value (b)	(982,931)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	3,198,255	Unrealized depreciation on forward foreign currency exchange contracts	(2,927,010)
	Unrealized appreciation on futures contracts (c)	736,543	Unrealized depreciation on futures contracts (c)	(130,828)
	Swap contracts, at fair value (b)	8,808	Swap contracts, at fair value (b)	—
	Purchased options, at fair value (d)	8,318,032	Options written, at value	(413,323)

Total		$183,578,992		$(136,660,460)

Amounts not subject to MNA(1)		132,719,841		(122,185,331)

Total Gross amounts subject to MNA		$50,859,151		$(14,475,129)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the six-months ended September 30, 2023:

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	—	310,172,407	(2,165,580)	(472,381)
Future contracts	—	2,574,314,296	50,367,539	11,728,847
Purchased options (d)	4,678,022,857	519,591	4,290,562	(1,607,839)
Options written	(4,378,180,000)	(215,113)	(367,403)	827,021
Equity
Swap contracts	—	1,011,650,434	24,632,395	2,517,897
Future contracts	—	229,969,275	(1,001,132)	(3,412,146)
Purchased options (d)	123,681,587	(6,200,796)	(7,012,902)	12,218,967
Options written	(2,767,143)	1,017,558	(4,081,687)	(1,216,069)
Commodity
Swap contracts	—	20,891	—	7,859
Future contracts	—	1,840,939,420	44,627,060	(40,255,553)
Purchased options (d)	17,399	(8,272,439)	(16,373,494)	307,959
Options written	(9,420)	(3,313,781)	(7,050,014)	18,202,888
Credit
Swap contracts	—	467,378,509	(19,225,878)	7,884,035
Foreign Exchange
Forward foreign currency exchange Contracts	—	267,571,349	4,652,125	(1,120,500)
Swap Contracts	—	70,584	(40,757)	8,808
Future contracts	—	57,145,898	467,849	476,121
Purchased options (d)	185,006,023	(1,967,960)	(4,952,256)	213,612
Options written	(67,114,286)	(449,288)	1,188,585	134,041

Total			$67,955,012	$6,443,567

(a)	Averages are based on monthly activity levels during the six-months ended September 30, 2023.

(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

(c)

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or SLAs and related collateral governed by an SLA (see Note 3).

The Fund has MNAs, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2023.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2023:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty(1)
Bank of America, N.A.	$10,282	$—	$—	$—	$10,282
Deutsche Bank AG	1,940,575	—	—	—	1,940,575
Goldman Sachs International	15,047,996	(731)	(4,230,000)	—	10,817,265
Morgan Stanley & Co. LLC	5,982,595	(55,179)	(2,513,061)	—	3,414,355
Morgan Stanley Capital Services LLC	1,125,537	(106,545)	(1,018,992)	—	—

Cayman Subsidiary
Bank of America N.A.	27,989	—	—	—	27,989
Barclays Bank PLC	6,794	(645)	—	—	6,149
Citibank N.A.	6,896,880	(516,105)	(522,601)	—	5,858,174
Goldman Sachs & Co., LLC	1,393,497	—	—	—	1,393,497
Goldman Sachs International	682,196	(157,328)	(524,868)	—	—
HSBC Bank PLC	20,314	(16,786)	—	—	3,528
Intercontinental Exchange, Inc.	457,086	(404,422)			52,664
J.P. Morgan Securities LLC	634,605	—	—	—	634,605
JPMorgan Chase Bank, N.A.	3,021,444	(1,650,978)	—	—	1,370,466
Morgan Stanley & Co. LLC	27,838	—	—	—	27,838
Morgan Stanley Capital Services LLC	967,090	(637,658)	—	—	329,432
Nomura Securities International, Inc.	643,902	—	—	—	643,902
Prime CODEX	57,415	(57,415)			—
State Street Bank and Trust Company	1,591,017	(855,346)	—	—	735,671

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

Domestic Subsidiary IV
Barclays Bank PLC	$1,719,776	$(1,719,776)	$—	$—	$—
Citibank N.A.	36,571	—	—	—	36,571
Citigroup Global Markets, Inc.	128,942	—	—	—	128,942
Goldman Sachs & Co., LLC	40,447	—	—	—	40,447
Goldman Sachs International	644,553	(590,311)	—	—	54,242
JPMorgan Chase Bank, N.A.	3,902,310	(3,390,240)	—	—	512,070
Morgan Stanley Capital Services LLC	2,761,347	(1,264)	(2,760,083)	—	—
State Street Bank and Trust Company	1,090,153	—	—	—	1,090,153

	$50,859,151	$(10,160,729)	$(11,569,605)	$—	$29,128,817

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty(1)
Goldman Sachs International	$(731)	$731	$—	$—	$—
JPMorgan Chase Bank, N.A.	(2,122,438)	—	—	—	(2,122,438)
Morgan Stanley & Co. LLC	(55,180)	55,180	—	—	—
Morgan Stanley Capital Services LLC	(106,545)	106,545	—	—	—

Cayman Subsidiary
Barclays Bank PLC	(645)	645	—	—	—
Citibank N.A.	(516,105)	516,105	—	—	—
Goldman Sachs International	(157,328)	157,328	—	—	—
HSBC Bank PLC	(16,786)	16,786	—	—	—
JPMorgan Chase Bank, N.A.	(1,650,978)	1,650,978	—	—	—
Intercontinental Exchange, Inc.	(404,422)	404,422	—	—	—
LCH Limited	(40,943)	—	—	—	(40,943)
Morgan Stanley Capital Services LLC	(637,658)	637,658	—	—	—
Nomura International PLC	(653,127)	—	—	—	(653,127)
Prime CODEX	(355,086)	57,415	—	—	(297,671)
State Street Bank and Trust Company	(855,346)	855,346	—	—	—

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

Domestic Subsidiary IV
Barclays Bank PLC	$(2,919,996)	$1,719,776	$—	$—	$(1,200,220)
Goldman Sachs International	(590,311)	590,311	—	—	—
JPMorgan Chase Bank, N.A.	(3,390,240)	3,390,240	—	—	—
Morgan Stanley Capital Services LLC	(1,264)	1,264	—	—	—

	$(14,475,129)	$10,160,730	$—	$—	$(4,314,399)

(1)	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$671,615,734	$—	$2,472,772	$674,088,506
Preferred Stock	—	—	8,899,988	8,899,988
Asset-Backed Securities	—	208,158,192	—	208,158,192
Convertible Bonds	—	1,094,701	—	1,094,701
Bank Debt	—	75,583,253	87,416,883	163,000,136
Corporate Bonds & Notes	—	506,198,596	115,540	506,314,136
Sovereign Debt	—	162,878,086	—	162,878,086
Mortgage-Backed Securities	—	2,644,610,752	—	2,644,610,752
Municipals	—	249,374	—	249,374
U.S. Treasury Notes	—	188,830,852	—	188,830,852
Exchange-Traded Funds	49,666,220	—	—	49,666,220
Undertakings For Collective Investment in Transferable Securities	165,443,989	—	—	165,443,989
Warrants	508,313	18,901	1,185,555	1,712,769
Rights	—	—	1,294	1,294
Commodities	—	237,430,258	—	237,430,258

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Assets:	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$124,888,496	$—	$124,888,496
Purchased Options	11,044,444	29,205,320	—	40,249,764
Subtotal	$898,278,700	$4,179,146,781	$100,092,032	$5,177,517,513
Investments Valued at NAV				401,189,980
Total Investments in Securities	$898,278,700	$4,179,146,781	$100,092,032	$5,578,707,493
Other Financial Instruments:
Futures Contracts	87,083,845	—	—	87,083,845
Forward Foreign Currency Exchange Contracts	—	3,198,255	—	3,198,255
Centrally Cleared Credit Default Swaps	—	20,030,659	—	20,030,659
OTC Credit Default Swaps	—	1,664,200	—	1,664,200
OTC Total Return Swaps	—	10,150,329	17,697	10,168,026
Variance Swaps	—	6,623,351	—	6,623,351
Centrally Cleared Interest Rate Swaps	—	14,560,889	—	14,560,889
Total Investments in Securities and Other Financial Instruments	$985,362,545	$4,235,374,464	$100,109,729	$5,722,036,718

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(478,284,893)	$—	$(11,144)	$(478,296,037)
Corporate Bonds & Notes	—	(30,109,900)	—	(30,109,900)
Exchange-Traded Funds	(10,728,482)	—	—	(10,728,482)
Mortgage-Backed Securities	—	(691,142,161)	—	(691,142,161)
Sovereign Debt	—	(67,296,566)	—	(67,296,566)
U.S.Treasury Notes	—	(551,013)	—	(551,013)
Warrants^	—	—	0	0
Rights	—	—	(100)	(100)
Total Securities Sold Short	(489,013,375)	(789,099,640)	(11,244)	(1,278,124,259)
Other Financial Instruments:
Options Written	(9,986,508)	(2,620,215)	—	(12,606,723)
Reverse Repurchase Agreements	—	(34,835,003)	—	(34,835,003)
Futures Contracts	(102,296,155)	—	—	(102,296,155)
Forward Foreign Currency Exchange Contracts	—	(2,927,010)	—	(2,927,010)
Centrally Cleared Credit Default Swaps	—	(6,732,569)	—	(6,732,569)
OTC Credit Default Swaps	—	(982,931)	—	(982,931)
OTC Total Return Swaps	—	(7,008,183)	(46,340)	(7,054,523)
Variance Swaps	—	(890,450)	—	(890,450)
Centrally Cleared Interest Rate Swaps	—	(3,170,096)	—	(3,170,096)
Total Securities Sold Short and Other Financial Instruments	$(601,296,038)	$(848,266,097)	$(57,584)	$(1,449,619,719)

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Financial Statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven(1)	25,558,219	2,319,130	N/A	27,554,818	Semi-Annual	—	29,873,948

Macro Strategies(2)	N/A	N/A	N/A	120,343,493	Monthly with 90 day’s notice	—	120,343,493

Macro Strategies(2)	N/A	N/A	N/A	126,281,972	Daily with 6 day’s notice	—	126,281,972

Macro-Strategies(2)	N/A	N/A	N/A	32,272,047	Quarterly	—	32,272,047

Macro-Strategies(2)	N/A	N/A	N/A	61,584,643	Monthly	—	61,584,643

Equity Hedge(3)	N/A	N/A	N/A	30,833,877	Monthly	—	30,833,877

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(3)

The Equity Hedge strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.
(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Warrants	Rights	Common Stocks Sold Short	Rights Sold Short	OTC Total Return Swap	Total
Balance as of March 31, 2023	$1,414,687	$9,088,567	$60,165,104	$125,350	$246,796	$—	$(11,144)	$—	$—	$71,029,360
Transfers In	—	—	23,623,422	—	—	—	—	—	(53,762)	23,569,660
Transfers Out	—	—	(8,401,687)	—	—	—	—	—	—	(8,401,687)
Purchases	778,440	—	39,938,668	—	—	1,294	6,245	—	—	40,724,647
Sales	—	—	(25,216,902)	(2,613)	—	—	(2,192)	—	(62,922)	(25,284,629)
Amortization	—	—	356,919	—	—	—	—	—	—	356,919
Net realized gain (loss)	285	—	(5,243,745)	—	—	—	(285)	—	62,922	(5,180,823)
Net change in unrealized appreciation (depreciation)	279,360	(188,579)	2,195,104	(7,197)	938,759	—	(3,768)	(100)	25,119	3,238,698

Balance as of September 30, 2023	$2,472,772	$8,899,988	$87,416,883	$115,540	$1,185,555	$1,294	$(11,144)	$(100)	$(28,643)	$100,052,145

Net change in unrealized appreciation (depreciation) related to investments still held as of September 30, 2023	$279,360	$(188,578)	$(421,819)	$(7,197)	$938,759	$—	$(3,768)	$(100)	$25,119	$621,776

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of September 30, 2023.

Assets	Valuation Technique	Unobservable Inputs	Fair Value at September 30, 2023	Range of Inputs (Weighted Average)
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$55,181,857	N/A
	Comparable Company Multiples	EBITDA Multiples	20,959,029	9.5x	(a)
		EBITDA Multiples	8,303,597	10.0x	(a)
	Distribution Analysis	Expected Distribution Proceeds	2,972,400	N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	2,472,772	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	115,540	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	7,326,824	N/A
	Comparable Company Multiples	EBITDA Multiples	1,573,164	9.5x	(a)
Rights	Broker-dealer Quotations	Indicative Bid	1,294	N/A
Warrants	Distribution Analysis	Expected Distribution Proceeds	1,185,555	N/A
OTC Total Return Swaps	Broker-dealer Quotations	Indicative Bid	17,697	N/A

Total Investments in Securities and Other Financial Instruments			$100,109,729

Liabilities	Valuation Technique	Unobservable Inputs	Fair Value at September 30, 2023	Range of Inputs (Weighted Average)
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	(11,144)	N/A
Rights Sold Short	Broker-dealer Quotations	Indicative Bid	(100)	N/A
Warrants Sold Short	Broker-dealer Quotations	Indicative Bid	0^	N/A
OTC Total Return Swaps	Broker-dealer Quotations	Indicative Bid	(46,340)	N/A

Total Securities Sold Short and Other Financial Instruments:			$(57,584)

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the six-months ended September 30, 2023, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom Blackstone Securities Partners L.P. (the “Distributor”) has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $10,000, and the minimum subsequent investment in Class D Shares by an investor is $1,000. The minimum investment in Class I Shares by an investor is $100,000, and the minimum subsequent investment in Class I Shares by an investor is $10,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized), and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the six-months ended September 30, 2023, the Fund paid the Investment Adviser $40,486,234 in management fees. From this amount, the Investment Adviser paid $21,800,894 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 1.01% (annualized) of the Fund’s average daily net assets. The Investment Adviser paid $1,590,369 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C., Blackstone Liquid Credit Strategies LLC and Blackstone Strategic Alliance Master Fund XXI LP, respectively, both indirect wholly-owned subsidiaries of Blackstone and affiliates of the Investment Adviser, which amounted to 0.07% (annualized) of the Fund’s average daily net assets.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Fund Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA).

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after August 31, 2025 upon written notice to the Fund. This agreement cannot be terminated prior to August 31, 2025 without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect with respect to the Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the six-months ended September 30, 2023, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At six months ended September 30, 2023, the Fund has an amount payable to FINCO of $512,506.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

Blackstone Administrative Services Partnership L.P. (“BASP”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BASP for such expenses paid on behalf of the Fund. BASP does not charge any fees for providing such administrative services. At six months ended September 30, 2023, the Fund has an amount payable to BASP of $39,932.

The Investment Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium. At six months ended September 30, 2023, the amounts related to Arcesium are included in the amount payable to FINCO and BAAM.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”) serves as custodian for certain of the Fund’s securities, commodities, cash, and other property. Blackstone Securities Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Principal Investment Risks

The investment program of the Fund entails substantial risks and includes alternative investment and trading strategies not employed by traditional mutual funds. An investor may lose part or all of your investment and/or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of some, but not all, of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investee Funds. Any decision to invest in the Fund should be made after a review of the full set of principal risks in the Fund’s prospectus and should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial. The relative significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time. As applicable, references in these Risks to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investments in Investee Funds, and references to a “Manager” mean any one or more of the Investment Adviser, Sub-Advisers, and advisers to the Investee Funds.

Market Risk and Selection Risk. The Fund is subject to market risk and selection risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets, including those caused by epidemics and pandemics, economic, natural, and man-made disasters, government action, war, or significant geopolitical events, could adversely affect the liquidity and volatility of securities held by the Fund. Market environment changes may adversely affect the performance of a model and amplify losses. Selection risk is the risk that the securities held by the Fund will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.

Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, including when the Fund has entered into a Basket Swap, the Fund will have significant exposure to a single counterparty.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investee Funds are sometimes illiquid and some Investee Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives can be volatile and illiquid, are subject to counterparty credit risk, and may create investment exposure greater than the initial investment.

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty credit, valuation, and liquidity risks. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the reference securities may decline in value or default; the possibility that changes in the reference instrument will reduce the interest rate and principal amount payable on maturity; and the possibility that the position is subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero. Structured products may be less liquid than other types of securities and more volatile than the reference instrument.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

shareholders’ investments in the Funds. For example, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk is elevated compared to historical market conditions because of recent monetary policy measures, the current interest rate environment, and the historically high prevailing inflation rates.

Risks Specific to Investments in Investee Funds. In addition to risks relating to their direct investments, Investee Funds often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investee Fund level. The Fund’s investments in Investee Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Adviser and the net asset value of the Fund’s shares. The Investment Adviser is also dependent on information, including performance information, provided by the Investee Funds, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s shares. Some Investee Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investee Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investee Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investee Funds also may create incentives for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investee Fund invests in a special situation investment (an investment in securities or other instruments that an Investee Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investee Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investee Funds in order to prevent the Fund from becoming an “affiliated person” of the Investee Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investee Fund, including matters that could adversely affect the Fund’s investment.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the six-months ended September 30, 2023 were as follows:

	Purchases		Sales
	Long-Term	U.S. Government	Long-Term	U.S. Government
Including TBAs	$3,533,099,939	$18,943,067,772	$2,635,791,222	$18,651,432,127
Excluding TBAs	3,533,099,939	98,642,720	2,635,791,222	38,847,705

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the Consolidated Financial Statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2022. The Fund intends to

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at NAV, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

As of September 30, 2023, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,541,406,973	$101,379,373	$(328,399,730)	$(227,020,357)

12. Borrowings Under Credit Facility

As of September 30, 2023, the Fund had a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $400,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). The aggregate principal amount was reduced from $500,000,000 to $400,000,000 upon renewal of the credit agreement on April 6, 2023. Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.35% plus the Overnight Bank Funding Rate (5.32% at September 30, 2023). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than April 4, 2024, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the six-months ended September 30, 2023, the Fund made no borrowings under the Facility.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2023 (Unaudited)

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the six months-ended September 30, 2023. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,035.30	$12.31	2.42%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,012.90	$12.18	2.42%

Class D
Actual	$1,000.00	$1,034.40	$13.73	2.70%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.50	$13.58	2.70%

Class Y
Actual	$1,000.00	$1,035.50	$11.96	2.35%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,013.25	$11.83	2.35%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

September 30, 2023 (Unaudited)

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the Fund’s officers (“Officers”) are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. All Trustees were elected by the initial shareholder of the Trust, except for Mr. Gilbert who was appointed to serve as Trustee by the Board.

Sub-Advisers

During the six-month period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund and/or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Aperture Investors, LLC (until October 4, 2023)
•	Bayforest Capital Limited
•	Bayview Asset Management, LLC (“Bayview”)
•	Blackstone Liquid Credit Strategies LLC
•	Blackstone Real Estate Special Situations Advisors L.L.C.
•	Caspian Capital LP
•	Clear Sky Advisers, LLC
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited (until July 28, 2023)
•	Endeavour Capital Advisors Inc.
•	Fir Tree Capital Management LP
•	Fort Baker Capital Management LP
•	Jasper Capital Hong Kong Limited
•	Magnetar Asset Management LLC
•	Maren Capital LLC (“Maren”) (effective August 21, 2023)
•	Mariner Investment Group, LLC
•	Melqart Asset Management (UK) Limited
•	Merritt Point Partners LLC
•	Mesarete Capital LLP
•	Nephila Capital Ltd. (“Nephila”)
•	North Reef Capital Management LP
•	Sage Rock Capital Management LP
•	Seiga Asset Management Limited
•	Seven Grand Managers LLC
•	TrailStone Commodity Trading US, LLC
•	Two Sigma Advisers, LP
•	Varick Capital Partners LP (“Varick”) (effective August 1, 2023)
•	Waterfall Asset Management, LLC

Compensation for Trustees and Officers

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at the annualized equivalent of the rates included below per fiscal year in the aggregate for services to the Fund Complex

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2023 (Unaudited)

(including the Subsidiaries). Mr. Brown is treated as an “interested person” (as defined in the 1940 Act) of the Fund (an “Interested Trustee”) due to a family member’s relationship with a Sub-Adviser. For his service to the Fund as an Interested Trustee, Mr. Brown is paid by the Fund Complex (excluding the Subsidiaries) rate of $129,000 per fiscal year in the aggregate.

The Chairpersons of the Board of Trustees and the Audit Committee are paid by the Fund Complex an additional $35,000 and $15,000, respectively, per fiscal year. These payments are allocated to the Fund and any other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. The Trust has adopted a deferred compensation plan (the “Deferred Compensation Plan”) to allow each Independent Trustee to align his or her interest with the Fund and the Fund’s shareholders without purchasing shares of the Fund. Certain of the Independent Trustees currently participate in the Deferred Compensation Plan. Under the Deferred Compensation Plan, each participating Independent Trustee defers payment of all or part of the compensation payable for such Trustee’s services and thereby shares in the experience alongside the Fund’s shareholders as the compensation deferred increases or decreases depending on the investment performance of the Fund. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Trust’s Deferred Compensation Plan. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Trust.

The Fund Complex also paid for a portion of the compensation of the Fund’s Chief Compliance Officer during the six months ended September 30, 2023. No other officers of the Fund received compensation from the Fund Complex during the period. The following tables set forth information regarding the total compensation payable by the Fund and the Fund Complex, during the six months ended September 30, 2023, to the persons who served as Trustees and Officers of the Fund during the period:

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Frank J. Coates[2]	$92,922	$92,922
Peter M. Gilbert	$75,000	$75,000
Paul J. Lawler	$75,000	$75,000
Kristen M. Leopold	$82,500	$82,500

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
John M. Brown	$64,795	$64,795
Peter Koffler	None	None

Officers:

Compensated Officer	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Chief Compliance Officer	$50,000	$50,000

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2023 (Unaudited)

[1]

These amounts represent the aggregate compensation paid to the chief compliance officer by the Fund and the aggregate compensation for the services of each Trustee to each fund in the Fund Complex for which each Trustee serves as trustee. For the purpose of this table, ‘Fund’ includes the Fund and its Subsidiaries; “Fund Complex” consists of the Fund, the Subsidiaries, Blackstone Floating Rate Enhanced Income Fund, Blackstone Long-Short Credit Income Fund, Blackstone Private Credit 2027 Term Fund, Blackstone Secured Lending Fund, Blackstone Senior Floating Rate 2027 Term Fund, Blackstone Strategic Credit Fund, SPDR Blackstone High Income ETF, and SPDR Blackstone Senior Loan ETF. Other than the Fund and the Subsidiaries, no funds in the Fund Complex pay compensation to the Trustees or Officers of the Fund. Certain of the Independent Trustees have elected to defer all or part of their total compensation for the six months ended September 30, 2023, under the Trust’s Deferred Compensation Plan. Amounts deferred for the six months ended September 30, 2023 by Mssrs. Gilbert and Lawler and by Ms. Leopold were $37,500, $75,000, and $16,500, respectively.

[2]	Mr. Coates has served as Chair of the Board since February 21, 2023.

Form N-PORT Filings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in-person on May 16-17, 2023, virtually on July 19, 2023, and in-person on August 15-16, 2023, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements (“Continued Sub-Advisory Agreements”) and (ii) certain new investment sub-advisory agreements (the “New Sub-Advisory Agreements” and together with the Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at May meeting)

•	Bayforest Capital Limited
•	Caspian Capital LP
•	Magnetar Asset Management LLC
•	Mesarete Capital LLP
•	D.E. Shaw Investment Management, L.L.C.
•	Two Sigma Advisers, LP
•	TrailStone Commodity Trading US, LLC

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2023 (Unaudited)

New Sub-Advisory Agreement (approved at July meeting)

•	Varick

Continued Sub-Advisory Agreements (approved at August meeting)

•	Bayview
•	Nephila

New Sub-Advisory Agreement (approved at August meeting)

•	Maren

The Board held its July 2023 meeting virtually by video conference following BAIA’s determination that it was necessary and appropriate to hold the meeting via video conference in order to allow the Fund to promptly enter into a sub-advisory agreement without incurring unnecessary delay or expense. The Board noted that, in holding the July 2023 meeting virtually, BAIF and BAIA relied on an exemptive order that BAIF and BAIA have obtained from the SEC, pursuant to which the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and the other conditions in the exemptive order are met. The Board noted that BAIA and the Fund additionally relied on a separate exemptive order from the SEC that permits the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Continued Sub-Advisory Agreements for each of the Sub-Advisers considered at the May meeting and the August meeting generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)	a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and investment exposure of each Sub-Adviser that had, presently or in the past, been allocated Fund assets; and
(3)	a completed sub-adviser 15(c) questionnaire, any follow-up responses thereto, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2023 (Unaudited)

The information the Board received in connection with the consideration of the New Sub-Advisory Agreements at its July 2023 meeting and August 2023 meeting generally included:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)	a completed sub-adviser 15(c) questionnaire, any follow-up responses thereto, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information; and
(3)	information regarding each Sub-Adviser’s affiliates.

Additionally, for each New Sub-Adviser, the Board received a copy of the Sub-Adviser’s compliance program under Rule 38a-1 under the 1940 Act and code of ethics.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating each Sub-Advisory Agreement, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve each Continued Sub-Advisory Agreement and each New Sub-Advisory Agreement on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

Except as otherwise noted, the Board considered with respect to each Sub-Adviser, (either at the relevant meeting or by reference to the most recent approval of the Sub-Adviser’s prior sub-advisory agreement):

(1)	the Sub-Adviser’s personnel, operations, and, where available, financial condition;
(2)	the Sub-Adviser’s investment expertise and strengths;
(3)	where applicable, the percentage of Fund assets that are, previously were, and/or potentially would be allocated to the Sub-Adviser;
(4)	where applicable, the investment return on other assets that are, or were previously, managed by the Sub-Adviser and related investment risks;
(5)	the Sub-Adviser’s experience and performance investing in particular instruments or strategies or managing hedge funds or other products;
(6)	where applicable, the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;
(7)	where applicable, the Sub-Adviser’s experience and performance as a sub-adviser to the Fund since its inception or otherwise;
(8)	the experience and depth of the Sub-Adviser’s portfolio management team in managing hedge funds or other products, as applicable, and its ability to manage risk; and
(9)	any other factors deemed relevant to the determination of whether to approve or continue the Sub-Advisory Agreements.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2023 (Unaudited)

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of each Sub-Adviser. With respect to each Sub-Adviser that previously had been allocated a portion of the Fund’s assets, the Board considered information about the performance record of the Fund’s assets managed by such Sub-Adviser (net of trading expenses and sub-advisory fees but gross of investment management fees paid to BAIA and other Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, the Sub-Adviser’s hedge fund strategy. In addition the Board considered information about performance and risk measurements of the assets that are or were managed by the Sub-Adviser, if any, the custom index, and, if applicable, the Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the applicable Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund. The Board noted that, because Varick and Maren had not yet managed assets of the Fund, there was no prior performance with respect to the Fund assets to consider.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board considered (i) each Sub-Adviser’s sub-advisory fee or proposed sub-advisory fee for managing the allocated Fund assets, including any fee breakpoints or fulcrum fee arrangements; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board also took into account the entrepreneurial, business, and other risks each Sub-Adviser has undertaken, or would undertake, in serving as a sub-adviser to the Fund.

The Board noted that the compensation paid to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fee rates that BAIA pays the Sub-Advisers based on allocations of Fund assets among all the Sub-Advisers. The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2023 (Unaudited)

Economies of Scale

The Board considered various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board noted challenges in identifying and measuring economies of scale, both generally and given the Fund’s multi-manager structure and the different sub-adviser fee levels and fee structures. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, although the Fund’s expenses were sufficiently limited at the time of the meetings such that the expense cap did not currently result in BAIA bearing any of the Fund’s expenses.

Other Benefits

The Board considered other potential benefits that each Sub-Adviser may receive from serving as a sub-adviser to the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders and BAIA or BAAM, as applicable. The Board noted that each Sub-Adviser benefited from its relationship with BAIA or BAAM. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser provides or were proposed to provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1(b) under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not on any single controlling factor. The Board also gave due consideration to the recommendations of BAIA, which in each case recommended continuation or approval (as applicable) of the proposed sub-advisory arrangements as in the best interests of the Fund and its shareholders, and BAIA’s belief that the arrangements do not present any conflict of interest from which BAIA or any Sub-Adviser derives an inappropriate advantage. The Board was assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2023 (Unaudited)

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Rev November 2022

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who We Are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi- Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, Blackstone Floating Rate Enhanced Income Fund, Blackstone Long-Short Credit Income Fund, Blackstone Private Credit Fund, Blackstone Secured Lending Fund, Blackstone Senior Floating Rate Term Fund, Blackstone Strategic Credit Fund, and SPDR Blackstone High Income ETF, SPDR Blackstone Senior Loan ETF.
What We Do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes— information about your creditworthiness

∎   affiliates from using your information to market to you sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as Blackstone Credit and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.

Other Important Information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Contact Us

If you have any questions or comments about this Privacy Notice, or if you would like us to update information we have about you or your preferences, please email us at PrivacyQueries@Blackstone.com or access our web form www.blackstone.com/privacy.

You also may write to:

Blackstone Inc.

Attn: Legal & Compliance

345 Park Avenue

New York, NY 10154

Last Updated: July 23, 2021

Investor Data Privacy Notice

Why are you seeing this notice?

•

You may need to provide Personal Data to us as part of your investment into a fund or other investment vehicle (as applicable, the Fund) managed or advised by investment advisers or management companies that are subsidiaries of The Blackstone Group Inc. or its affiliates (and, where applicable, the general partner of the relevant Fund) (collectively, Blackstone).

•

We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates (including under applicable data protection laws). If this notice (the Data Privacy Notice) has been made available to you, you may have certain rights with respect to your Personal Data under applicable data protection laws (including as described in this Data Privacy Notice).

•

“Personal Data” has the meaning given to it under data protection laws that apply to our processing of your personal information, and includes any information that relates to, describes, identifies or can be used, directly or indirectly, to identify an individual (such as name, address, date of birth, personal identification numbers, sensitive personal information, and economic information).

•

We ask that investors promptly provide the information contained in this Data Privacy Notice to any individuals whose Personal Data they provide to the Fund or its affiliates in connection with ‘know your client’/anti-money laundering requests or otherwise.

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

Blackstone is committed to protecting and respecting your privacy. Blackstone is a global financial services firm with offices, branches, operations and entities globally, including as described at this link: https://www.blackstone.com/privacy#appendixA

•

For transparency, the Blackstone entities on whose behalf this privacy statement is made are: (i) the Fund; and (ii) where applicable, the Blackstone general partner, manager and/or investment adviser of the relevant Fund, in each case, with which you contract, transact or otherwise share Personal Data (together, the Fund Parties).

•	Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.
•

Please consult your subscription documents, private placement memorandum or other offering documentation provided to you by or on behalf of the Fund Parties which will further specify the entities and contact details of the Fund Parties relevant to our relationship with you.

•

We welcome investors and their representatives to contact us if they have any queries with respect to the Fund Parties (in particular, which Fund Parties are relevant to their relationship with Blackstone). If you have any queries, please see the ‘Contact Us’ section.

When you provide us with your Personal Data, each Fund Party that decides how and why Personal Data is processed acts as a “data controller”. In simple terms, this means that the Fund Party makes certain decisions on how to use and protect your Personal Data – but only to the extent that we have informed you about the use or are otherwise permitted by law.

Where your Personal Data is processed by an entity controlled by, or under common control with, the Blackstone entity/ies managing a Fund for its own purposes, this entity will also be a data controller.

What Personal Data do we collect about you?

The types of Personal Data that we collect and share depends on the product or service you have with us and the nature of your investment.

The Personal Data collected about you will help us to provide you with a better service and facilitate our business relationship.

We may combine Personal Data that you provide to us with Personal Data that we collect from you, or about you from other sources, in some circumstances. This will include Personal Data collected in an online or offline context.

As a result of our relationship with you as an investor, in the past 12 months we may have collected Personal Data concerning you in the following categories:

•

Identifiers (e.g., real name, alias, postal address, email address, social security or driver’s licence number, government ID, signature, telephone number, education, employment, employment history, financial information, including tax-related information/codes and bank account details, information used for monitoring and background checks to comply with laws and regulations, including ‘know your client’, anti-money laundering, and sanctions checks, online registration details, and other contact information);

•	Sensitive/protected characteristic information (e.g., age/date of birth, nationality, citizenship, country of residence, gender, and other information used to comply with laws and regulations);
•

Commercial information (e.g., assets, income, transaction and investment history, accounts at other institutions, financial positions/returns, information concerning source of funds and any applicable restrictions on your investment such as political exposure or sanctions);

•	Internet or other network activity (e.g., browsing or search history, information regarding interaction with an internet website, application, or advertisement, online identifiers such as cookies);
•

Sensory and surveillance data (e.g., recordings of telephone calls where permitted or required by law, video (surveillance) recordings, closed-circuit television (CCTV) images and recordings, and other records of your interactions with us or our service providers, including electronic communications);

•	Professional or employment-related information (e.g., current or past job history); and
•

Inferences drawn from other personal information (e.g., profiles reflecting preferences and trends, based on information such as assets, investment experience, risk tolerance, investment activity, and transaction history).

Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

What	How

Personal Data that you give us

∎   From the forms and any associated documentation that you complete when subscribing for an investment, shares, interests, and/or opening an account with us. This can include information about your name, address, date of birth, passport details or other national identifier, driving license, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s), and financial-related data (such as returns and financial positions)

∎   When you provide it to us in correspondence and conversations, including electronic communications such as email and telephone calls

∎   When you make transactions with respect to the Fund

∎   When you interact with our online platforms and websites (such as bxaccess.com)

∎   When you purchase securities from us and/or tell us where to send money

∎   From cookies, web beacons, and similar interactions when you or your devices access our sites

∎   When we need to identify you and/or complete necessary security checks, where you visit one of our buildings or attend meetings. This can include form of ID, and your image for CCTV purposes.

Personal Data that we obtain from others

We obtain Personal Data from:

∎   Publicly available and accessible directories and sources

∎   Bankruptcy registers

∎   Tax authorities, including those that are based outside the territory in which you are located or domiciled, including the Cayman Islands, the United Kingdom (UK) and the European Economic Area (EEA), if you are subject to tax in another jurisdiction

∎   Governmental and competent regulatory authorities to whom we have regulatory obligations

∎   Credit agencies

∎   Fraud prevention and detection agencies / organizations

∎   Transaction counterparties

Why do we process your Personal Data?

We may process or disclose your Personal Data for the following reasons:

Why	How

Contract

It is necessary to perform our contract with you to:

∎   Administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares or interests) in our Funds

∎   Meet the resulting contractual obligations we have to you

∎   Facilitate the continuation or termination of the contractual relationship between you and the Fund

∎   Facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

Compliance with law	It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject, in order to:
∎ Undertake our client and investor due diligence, and on-boarding checks
∎ Carry out verification, ‘know your client’, terrorist financing, sanctions, and anti-money laundering checks
∎ Verify the identity and addresses of our investors (and, if applicable, their beneficial owners)
∎ Comply with requests from regulatory, governmental, tax and law enforcement authorities
∎ Carry out surveillance and investigations
∎ Carry out audit checks
∎ Maintain statutory registers
∎ Prevent and detect fraud
∎ Comply with sanctions requirements

Legitimate Interests	For our legitimate interests or those of a third party (such as a transaction counterparty or lender) to:
∎ Manage and administer your holding in any Funds in which you are invested, and any related accounts on an ongoing basis
∎ Assess and process any applications or requests made by you
∎ Open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund scheme
∎ Send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund scheme
∎ Address or investigate any complaints, claims, proceedings or disputes
∎ Provide you with, and inform you about, our investment products and services
∎ Monitor and improve our relationships with investors
∎ Comply with applicable prudential and regulatory obligations, including anti-money laundering, sanctions and ‘know your client’ checks
∎ Assist our transaction counterparties to comply with their regulatory and legal obligations (including anti-money laundering, ‘know your client’, terrorist financing, and sanctions checks)
∎ Manage our risk and operations
∎ Comply with our accounting and tax-reporting requirements

Why	How

∎   Comply with our audit requirements

∎   Assist with internal compliance with our policies and processes

∎   Ensure appropriate group management and governance

∎   Keep our internal records

∎   Prepare reports on incidents/accidents

∎   Protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

∎   Analyze and manage commercial risks

∎   Seek professional advice, including legal advice

∎   Enable any actual or proposed assignee or transferee, participant or sub-participant of the partnership’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

∎   Facilitate business asset transactions involving the Fund partnership or Fund-related vehicles

∎   Monitor communications to/from us using our systems

∎   Protect the security and integrity of our information technology systems

∎   Protect the security and safety of our buildings and locations where we operate

∎   Operate, run and schedule online meetings, webinars and conferences (for example, using Zoom and other online meeting platforms)

∎   Manage our financing arrangements with our financiers and financing transaction counterparties, including payment providers, intermediaries, and correspondent/agent banks

∎   Monitor the operation of Fund distribution platforms, where these are operated by third parties or service providers

We only rely on these interests where we have considered that, on balance, the legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described in ‘Legitimate Interests’ above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your Personal Data With

Your Personal Data will be shared with:

Who	Why

Fund Associates

We share your Personal Data with our associates, related parties and members of our group. This is:

∎   To manage our relationship with you

∎   For the legitimate interests of a third party in carrying out anti-money laundering, ‘know your client’, and other compliance checks required of them under applicable laws and regulations

∎   For the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Distributors, Investment Advisers

∎   Delivering the services you require

∎   Managing your investment

∎   Supporting and administering investment-related activities

∎   Complying with applicable investment, anti-money laundering and other laws and regulations

Tax Authorities

∎   To comply with applicable laws and regulations

∎   Where required or requested by tax authorities in the territory in which you are located or domiciled (in particular, Cayman Island or UK/EEA tax authorities) who, in turn, may share your Personal Data with foreign tax authorities

∎   Where required or requested by foreign tax authorities, including outside of the territory in which you are located or domiciled (including outside the Cayman Islands or UK/EEA)

Service Providers

∎   Delivering and facilitating the services needed to support our business relationship with you (including cloud services)

∎   Supporting and administering investment-related activities

∎   Where disclosure to the service provider is considered necessary to support Blackstone with the purposes described in section 5 of this Data Privacy Notice

Financing Counterparties, Lenders, Correspondent and Agent Banks

∎   Assisting these transaction counterparties with regulatory checks, such as ‘know your client’, and anti-money laundering procedures

∎   Sourcing credit for Fund-related entities in the course of our transactions and fund life cycles

Our Lawyers, Auditors and other Professional Advisers

∎   Providing you with investment-related services

∎   To comply with applicable legal and regulatory requirements

∎   Supporting Blackstone with the purposes described in section 5 of this Data Privacy Notice

In exceptional circumstances, we will share your Personal Data with:

•	Competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory; and
•	Other organizations and agencies—where we are required to do so by law.

For California residents, in the preceding 12 months, we may have disclosed Personal Data listed in any of the categories in “What Personal Data do we collect about you?” above for a business purpose (in particular, as described in this section).

We have not sold Personal Data in the 12 months preceding the date of this Data Privacy Notice.

Do you have to provide us with this Personal Data?

Where we collect Personal Data from you, we will indicate if:

•	Provision of the Personal Data is necessary for our compliance with a legal obligation; or
•	It is purely voluntary and there are no implications for you if you do not wish to provide us with it.

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Some of the Personal Data that we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your Personal Data Internationally

We may transfer your Personal Data between different countries to recipients in countries other than the country in which the information was originally collected (including to our affiliates and group members, members of the Fund’s partnership, transaction counterparties, and third-party service providers). Where you are based in the UK, the EU, or another country which imposes data transfer restrictions outside of its territory, this includes transfers outside of the UK and the European Economic Area (“EEA”) or that geographical area, to those countries in which our affiliates, group members, service providers and business partners operate. Those countries may not have the same data protection laws as the country in which you initially provided the information.

Where we transfer Personal Data outside of the UK, the EEA, or other territories subject to data transfer restrictions to other members of our group, our service providers or another third party recipient, we will ensure that our arrangements with them are governed by data transfer agreements or appropriate safeguards, designed to ensure that your Personal Data is protected as required under applicable data protection law (including, where appropriate, under an agreement on terms approved for this purpose by the European Commission or by obtaining your consent).

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see the ‘Contact Us’ section for details.

Consent—and Your Right to Withdraw It

Except as may otherwise be required by local law, we do not generally rely on obtaining your consent to process your Personal Data. In particular, we do not generally rely on obtaining your consent where our processing of your Personal Data is subject only to the data protection laws of the UK/EEA (in these circumstances we will usually rely on another legal basis more appropriate in the circumstances, including those set out in “Why do we process your Personal Data?” above). If we do rely on consent for processing of your Personal Data, you have the right to withdraw this consent at any time. Please contact us or send us an email at PrivacyQueries@Blackstone.com at any time if you wish to do so.

Where required by applicable law, we will obtain your consent for the processing of your Personal Data for direct marketing purposes. If you do receive direct marketing communications from us (for example, by post, email, fax or telephone), you may opt-out by clicking the link in the relevant communication, completing the forms provided to you (where relevant), or by contacting us (see the ‘Contact Us’ section for details).

Retention and Deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations or, where longer, such longer period as is required or permitted by law or regulatory obligations which apply to us. We will generally:

•	Retain Personal Data about you throughout the life cycle of any investment you are involved in; and
•	Retain some Personal Data after your relationship with us ends.

As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any fund and there is no longer any legal / regulatory requirement, or business purpose, for retaining your Personal Data.

Your Rights

You may, subject to certain limitations, have data protection rights depending on the data protection laws that apply to our processing of your Personal Data, including the right to:

•

Access your Personal Data, and some related information, including the purpose for processing the Personal Data, the categories of recipients of that Personal Data to the extent that it has been transferred internationally, and, where the Personal Data has not been collected directly from you, the source (the category information)

•	Restrict the use of your Personal Data in certain circumstances
•	Have incomplete or inaccurate Personal Data corrected
•	Ask us to stop processing your Personal Data
•	Require us to delete your Personal Data in some limited circumstances

You also have the right in some circumstances to request us to “port” your Personal Data in a portable, re-usable format to other organizations (where this is possible).

California residents may also request certain information about our disclosure of Personal Data during the prior year, including category information (as defined above).

We review and verify requests to protect your Personal Data, and will action data protection requests fairly and in accordance with applicable data protection laws and principles.

If you wish to exercise any of these rights, please see the ‘Contact Us’ section for details.

Concerns or Queries

We take your concerns very seriously. We encourage you to bring to our attention any concerns you have about our processing of your Personal Data. This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Please see the ‘Contact Us’ section for details.

Please also contact us via any of the contact methods listed below if you have a disability and require an alternative format of this Data Privacy Notice.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. In particular:

Country	Supervisory Authority

Cayman Islands	Cayman Islands Ombudsman (available at: https://ombudsman.ky)

European Union	A list of the EU data protection authorities and contact details is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080

United Kingdom	Information Commissioner’s Office (available at: https://ico.org.uk/global/contact-us/)

Contact Us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email or access our web form by emailing PrivacyQueries@Blackstone.com.

Contact us in writing using this address:

Address	For EU/UK related queries: 40 Berkeley Square, London, W1J 5AL, United Kingdom All other queries: 345 Park Avenue, New York, NY 10154

A list of country-specific addresses and contacts for locations where we operate is available at https://www.blackstone.com/privacy#appendixA.

Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review. Please check regularly for any updates at our investor portal (www.bxaccess.com).

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown

Frank J. Coates, Chair

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodians

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

U.S. Bank N.A.

U.S. Bank Tower

425 Walnut Street

Cincinnati, OH 45202

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Sarah Kassman, Secretary

Peter Koffler, Co-President (Co-Principal Executive Officer)

Stephen Adams, Chief Legal Officer

Thomas Procida, Treasurer (Principal Financial and Accounting Officer)

William Renahan, Chief Compliance Officer

Sherilene Sibadan, Anti-Money Laundering Officer

Stacey Weckstein, Interim Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officers and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date November 29, 2023

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Co-President (Co-Principal Executive Officer)

Date November 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date November 29, 2023

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Co-President (Co-Principal Executive Officer)

Date November 29, 2023

By (Signature and Title)	/s/ Thomas Procida
Thomas Procida, Treasurer (Principal Financial and Accounting Officer)

Date November 29, 2023